1933 Act File No. 33-20673
                                              1940 Act File No. 811-5514

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X

    Pre-Effective Amendment No.      .............................

    Post-Effective Amendment No. 73 ..............................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X

    Amendment No. 74 .............................................        X

                               MTB GROUP OF FUNDS
                          (Retail/Institutional Funds)

               (Exact Name of Registrant as Specified in Charter)

           5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire
                                 Reed Smith LLP
                           Federated Investors Tower,
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

__  immediately upon filing pursuant to paragraph (b)
___ on _____________ pursuant to paragraph (b)(1)(iii)
 _  60 days after filing pursuant to paragraph (a) (i)
 X  on August 28, 2007 pursuant to paragraph (a) (i)
_ 75 days after filing pursuant to paragraph (a)(ii) on _______________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

  _ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copy to:

Melanie C. Maloney, Esquire
Jennifer Eck, Esquire
Dickstein Shapiro LLP
1825 Eye Street, N.W.
Washington, D.C.  20006





www.mtbfunds.com
Managed by MTB Investment Advisors, Inc. - www.mtbia.com
RETAIL CLASS PROSPECTUS (Fluctuating Funds):

August 31, 2007
CLASS A SHARES AND
CLASS B SHARES BOND
FUNDS
MTB Income Fund
MTB Intermediate-Term
Bond Fund
MTB Maryland Municipal
Bond Fund
MTB New York Municipal
Bond Fund
MTB Pennsylvania
Municipal Bond Fund
MTB Short Duration
Government Bond Fund
MTB Short-Term
Corporate Bond Fund
MTB U.S. Government
Bond Fund
MTB Virginia Municipal
Bond Fund*

BALANCED
FUNDS MTB
Balanced
Fund
MTB Managed Allocation
Fund-Aggressive Growth
MTB Managed Allocation
Fund-Conservative Growth
MTB Managed Allocation
Fund-Moderate Growth

STOCK FUNDS
MTB Equity
Income Fund
MTB Equity Index
Fund
MTB
International
Equity Fund
MTB Large Cap
Growth Fund
MTB Large Cap
Stock Fund
MTB Large Cap
Value Fund
MTB Mid Cap
Growth Fund
MTB Mid Cap
Stock Fund
MTB Multi Cap
Growth Fund
MTB Small Cap
Growth Fund**
MTB Small Cap
Stock Fund

* MTB Virginia Municipal Bond Fund only offers Class A Shares
**MTB Small Cap Growth Fund also offers Class C Shares
August 31, 2007 : RETAIL CLASS PROSPECTUS (Fluctuating Funds)

Introduction - Information Common to All Funds
   Each portfolio (each, a Fund) of MTB Group of
   Funds (Trust) is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.
   Each Fund has its own investment goal and strategies for reaching that goal. The investment advisor (or sub-advisor) invests each Fund's assets in a way that the advisor believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Fund, just as you could with other investments.
   A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

   The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade.
   The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.
How to Read this Prospectus
   MTB Group of Funds is a mutual fund
   family that offers different classes of
   shares in separate Funds. The Funds
   have individual investment goals and
   strategies. This prospectus gives you
   important information about the Class
   A, Class B and Class C Shares of the
   Funds that you should know before
   investing. Please read this prospectus
   and keep it for future reference.
   Class A, Class B and Class C Shares
   have different expenses and other
   characteristics, allowing you to
   choose the class that best suits your
   needs. You should consider the amount
   you want to invest, how long you plan
   to have it invested, and whether you
   plan to make additional investments.
   MTB Funds * Are NOT FDIC Insured * Have No Bank Guarantee * May Lose Value Managed by MTB Investment Advisors, Inc. The Securities and Exchange
Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:
Contents

FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE                                                1
BOND FUNDS                                                                                   3
  INCOME FUND                            CUSIP: 55376T874, Symbol: AKIRX (Class A Shares);
                                         CUSIP: 55376T866, Symbol: ARIBX (Class B Shares)    3
  INTERMEDIATE-TERM BOND FUND            CUSIP: 55376T833, Symbol: GVITX (Class A Shares);
                                         CUSIP: 55376T825, Symbol: IFIBX (Class B Shares)    6
  MARYLAND MUNICIPAL BOND FUND           CUSIP: 55376T569, Symbol: ARMRX (Class A Shares);
                                         CUSIP: 55376T551, Symbol: AMTBX (Class B Shares)    9
  NEW YORK MUNICIPAL BOND FUND           CUSIP: 55376T361, Symbol: VNYFX (Class A Shares);
                                         CUSIP: 55376T353, Symbol: VNYBX (Class B Shares)   12
  PENNSYLVANIA MUNICIPAL BOND FUND       CUSIP: 55376T312, Symbol: APARX (Class A Shares);
                                         CUSIP: 55376T296, Symbol: APTBX (Class B Shares)   15
  SHORT DURATION GOVERNMENT BOND FUND    CUSIP: 55376T247, Symbol: ASTTX (Class A Shares);
                                         CUSIP: 55376T239, Symbol: MSDGX (Class B Shares)   18
  SHORT-TERM CORPORATE BOND FUND         CUSIP: 55376T213, Symbol: MVSAX (Class A Shares);
                                         CUSIP: 55376T197, Symbol: MVSBX (Class B Shares)   21
  U.S. GOVERNMENT BOND FUND              CUSIP: 55376V507, Symbol: VUGVX (Class A Shares);
                                         CUSIP: 55376V606, Symbol: AUSBX (Class B Shares)   24
  VIRGINIA MUNICIPAL BOND FUND           CUSIP: 55376V796, Symbol: RSXIX (Class A Shares)   27
BALANCED FUNDS                                                                              30
  BALANCED FUND                          CUSIP: 55376T106, Symbol: ARBAX (Class A Shares);
                                         CUSIP: 55376T205, Symbol: ABLDX (Class B Shares)   30
  MANAGED ALLOCATION FUND -
    AGGRESSIVE GROWTH                    CUSIP: 55376T643, Symbol: VMAGX (Class A Shares);
                                         CUSIP: 55376T635, Symbol: VMABX (Class B Shares)   36
  MANAGED ALLOCATION FUND -
    CONSERVATIVE GROWTH                  CUSIP: 55376T627, Symbol: VMCGX (Class A Shares);
                                         CUSIP: 55376T619, Symbol: VMCBX (Class B Shares)   38
  MANAGED ALLOCATION FUND -
    MODERATE GROWTH                      CUSIP: 55376T593, Symbol: VMMGX (Class A Shares);
                                         CUSIP: 55376T585, Symbol: VMMBX (Class B Shares)   40
STOCK FUNDS                                                                                 42
  EQUITY INCOME FUND                     CUSIP: 55376T403, Symbol: ARERX (Class A Shares);
                                         CUSIP: 55376T502, Symbol: AEIBX (Class B Shares)   42
  EQUITY INDEX FUND                      CUSIP: 55376T700, Symbol: ARKAX (Class A Shares);
                                         CUSIP: 55376T809, Symbol: ARKBX (Class B Shares)   45
  INTERNATIONAL EQUITY FUND              CUSIP: 55376T791, Symbol: GVIEX (Class A Shares);
                                         CUSIP: 55376T783, Symbol: VIEFX (Class B Shares)   48
  LARGE CAP GROWTH FUND                  CUSIP: 55376T767, Symbol: VLCPX (Class A Shares);
                                         CUSIP: 55376T759, Symbol: VLGRX (Class B Shares)   51
  LARGE CAP STOCK FUND                   CUSIP: 55376T726, Symbol: AVERX (Class A Shares);
                                         CUSIP: 55376T718, Symbol: AVEBX (Class B Shares)   54
  LARGE CAP VALUE FUND                   CUSIP: 55376T684, Symbol: VEINX (Class A Shares);
                                         CUSIP: 55376T676, Symbol: VLCVX (Class B Shares)   57
  MID CAP GROWTH FUND                    CUSIP: 55376T536, Symbol: AMCRX (Class A Shares);
                                         CUSIP: 55376T528, Symbol: MCEBX (Class B Shares)   60
  MID CAP STOCK FUND                     CUSIP: 55376T494, Symbol: VMCSX (Class A Shares);
                                         CUSIP: 55376T486, Symbol: VMCPX (Class B Shares)   63
  MULTI CAP GROWTH FUND                  CUSIP: 55376T395, Symbol: ARGAX (Class A Shares);
                                         CUSIP: 55376T387, Symbol: ACPLX (Class B Shares)   66
  SMALL CAP GROWTH FUND                  CUSIP: 55376T171, Symbol: ARPAX (Class A Shares);
                                         CUSIP: 55376T163, Symbol: ASEBX (Class B Shares);
                                         CUSIP: 55376T155, Symbol: ARPCX (Class C Shares)   69
  SMALL CAP STOCK FUND                   CUSIP: 55376T130, Symbol: GVAGX (Class A Shares);
                                         CUSIP: 55376T122, Symbol: VSCSX (Class B Shares)   72
PRINCIPAL SECURITIES OF THE FUNDS                                                           75
OTHER INVESTMENT STRATEGIES                                                                 81
SPECIFIC RISKS OF INVESTING IN THE FUNDS                                                    81
HOW ARE SHARES PRICED?                                                                      85
HOW TO PURCHASE, REDEEM, AND EXCHANGE SHARES                                                89
ACCOUNT AND SHARE INFORMATION                                                               93
WHO MANAGES THE FUNDS?                                                                      95
SUB-ADVISORS                                                                                96
PORTFOLIO MANAGERS                                                                         109
FINANCIAL HIGHLIGHTS                                                                       116
HOW TO OBTAIN MORE INFORMATION ABOUT MTB GROUP OF FUNDS                                    131

MTB RETAIL CLASS OF FUNDS
FUND GOALS, STRATEGIES, RISKS AND
PERFORMANCE

This prospectus of the Trust offers Shares of 24 Funds, including Class A and B Shares of ten Stock Funds, four Balanced Funds, and eight Bond Funds; Class A Shares of one Bond
Fund; and Class A, Class B and Class C Shares of one Stock Fund. Under a separate prospectus, the Trust offers Institutional I
Shares for 20 of these Funds. In addition, under a separate prospectus, the Trust offers various classes of Shares of MTB Money Market
Funds.
The following pages describe the investment goals (objectives), strategies and principal risks of each Fund whose Class A Shares, Class B Shares and/or Class C Shares are offered by this prospectus. There can be no assurance that a Fund will achieve its goal.
However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.
The investment goal of each Fund may only be changed upon the approval of a majority of the outstanding Shares of the Fund which may be affected by the changes.
Certain investment strategies may be
changed without shareholder approval,
although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

PERFORMANCE AND FINANCIAL HISTORY OF
MTB FUNDS WHICH SUCCEEDED THE ARK
FUNDS
Each of the following Funds (a Successor
MTB Fund) is the successor to a
corresponding portfolio of the ARK Funds pursuant to a reorganization (ARK
Reorganization) which took place on
August 15, 2003 or August 22, 2003
(together, the Closing Date).

SUCCESSOR MTB FUND                     FORMER ARK PORTFOLIO
                                      (SOMETIMES REFERRED TO AS
                                      "ACCOUNTING SURVIVOR")

  MTB Income Fund                      ARK Income Portfolio
  MTB Intermediate-Term Bond Fund      ARK Intermediate Fixed Income Portfolio
  MTB Maryland Municipal Bond Fund     ARK Pennsylvania Tax-Free Portfolio
  MTB Pennsylvania Municipal Bond Fund ARK Pennsylvania Tax-Free Portfolio
  MTB Short-Term Corporate Bond Fund   ARK Short-Term Bond Portfolio
  MTB Balanced Fund                    ARK Balanced Portfolio
  MTB Equity Income Fund               ARK Equity Income Portfolio
  MTB Equity Index Fund                ARK Equity Index Portfolio
  MTB Large Cap Stock Fund             ARK Value Equity Portfolio
  MTB Mid Cap Growth Fund              ARK Mid Cap Equity Portfolio
  MTB Multi Cap Growth Fund            ARK Capital Growth Portfolio
  MTB Small Cap Growth Fund            ARK Small Cap Equity Portfolio


Prior to the Closing Date, each Successor MTB Fund had no investment operations. Accordingly, the performance information provided in the prospectus for periods prior to the Closing Date is historical information for the corresponding ARK Fund. Each of the corresponding ARK Funds was managed by Allied Investment Advisors, Inc. (AIA), which became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank) on April 1, 2003, when M&T Bank Corporation acquired AllFirst Financial Inc., AllFirst Bank (AllFirst) and their affiliates. On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, which was the pre-Reorganization advisor to the Trust, were transferred to AIA (which was renamed MTB Investment Advisors, Inc.). Effective on that date, MTB Investment Advisors, Inc. (MTBIA) became the investment advisor to the Trust. Each Successor MTB Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding ARK Fund, although each Successor MTB Fund has different fee and expense arrangements than the corresponding ARK Fund.

PERFORMANCE AND FINANCIAL HISTORY OF
MTB FUNDS WHICH SUCCEEDED THE GOVERNOR
FUNDS
Each of the following Funds (Successor MTB
Fund) is a successor to a corresponding
portfolio of the Governor Funds
(Corresponding Governor Fund) pursuant to a reorganization that took place on January
8, 2001.

 SUCCESSOR MTB FUND             CORRESPONDING GOVERNOR FUND
 MTB International Equity Fund  International Equity Fund
 MTB Managed Allocation Fund-
 Aggressive Growth              Lifestyle Growth Fund
 MTB Managed Allocation Fund-
 Conservative Growth            Lifestyle Conservative Fund
 MTB Managed Allocation Fund-
 Moderate Growth                Lifestyle Moderate Growth Fund
 MTB Short Duration Government
 Bond Fund (formerly VISION
 Institutional Limited Duration Limited Duration Government
 U.S. Government Fund)          Securities Fund
 MTB Small Cap Stock Fund       Aggressive Growth Fund

Prior to that date, each Successor MTB
Fund had no investment operations.
Accordingly, the performance information and financial information provided in the prospectus for periods prior to January 8, 2001, is historical information for the Corresponding Governor Fund. Each of the
Corresponding Governor Funds was managed through January 8, 2001 by Martindale
Andres & Company LLC, which became a
subsidiary of M&T Bank on October 6, 2000.
On January 8, 2001, M&T Asset Management, a department of M&T Bank, assumed all advisory responsibilities. Each
Corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to that of the Successor MTB Fund, although the
Corresponding Governor Funds had different fee and expense arrangements.

Prior to August 15, 2003, MTB Group of
Funds was known as Vision Group of Funds.
Prior to August 11, 2000, Vision Group of
Funds was known as Vision Group of Funds, Inc.
The MTB Virginia Municipal Bond Fund
(MTB Virginia) became the successor to
the FBR Virginia Tax-Free Portfolio
(FBR Virginia) on February 24, 2006.
Prior to that date, MTB Virginia had
no investment operations. Accordingly,
the performance information provided
in the prospectus for periods prior to
February 24, 2006 is historical
information for FBR Virginia. FBR
Virginia had investment objectives and
policies that are substantially
identical to that of MTB Virginia,
although FBR Virginia had different
fee and expense arrangements.


Performance
   On the following pages is performance
   information for each Fund. This
   information gives you some indication of the risks of an investment in a Fund by comparing each Fund's performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund's investment risks may be balanced by their potential rewards. For more current performance information, call
   (800) 836-2211.

Bar Charts
   The bar chart represents the (historical) calendar year performance of Class A
   Shares of each Fund without reflecting the applicable sales charge imposed on Class A
   Shares. If these charges or fees had been included, the return would have been lower. Following the bar chart is the year-to-date performance of Class A Shares through the most recent calendar quarter, again, without reflecting any applicable sales charge imposed on Class A Shares.
   Also provided is the best and worst
   calendar quarter performance for Class A
   Shares through the most recent calendar
   year. For Funds that also offer Class B
   and/or Class C Shares, Class A Shares
   performance is shown because it has the
   longest operating history.
Average Annual Total Return Tables


   Following the bar chart is a performance table showing the Average Annual Total
   Return for Class A, Class B and Class C
   Shares, if applicable, of the Funds as
   compared to an appropriate broad-based
   securities market index for certain
   periods ended December 31, 2006. The
   Funds' total return figures reflect the
   maximum sales charge that could apply.
   The market indices are unmanaged and are not adjusted for any sales charges, expenses or other fees the SEC requires to be reflected in a Fund's performance.
   You cannot invest directly in an index.



Risks Common to the Funds
   The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit
   Insurance Corporation, the Federal Reserve
   Board, or any other government agency.



MTB INCOME FUND
Cusip: 55376T874 Symbol: AKIRX           (Class A Shares)
Cusip: 55376T866 Symbol: ARIBX           (Class B Shares)
Goal
   Primarily current income and secondarily capital growth.

Strategy
   The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage backed securities. The Fund's Advisor will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities (junk bonds). The Fund seeks to maintain a dollar-weighted average maturity of four to twenty years. However, the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

   In selecting securities for the Fund, the Advisor considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

   The Fund may engage in credit default swap transactions for the purpose of hedging the Fund's portfolio against anticipated market trends or to enhance the value of the portfolio through the anticipated capital appreciation of the swap investment.

Risks
   All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
   * INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
   * CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Credit risk includes the possibility that a counterparty to a credit swap transaction involving the Fund will fail to meet its obligations.
   * CALL RISKS. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
   * PREPAYMENT RISKS. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
   * RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
          {circle}LEVERAGE RISKS. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



Performance Information
   Risk/Return Bar Chart

 Performance Over 10 Years

 Best Quarter


 Worst Quarter



The bar chart shows the variability of
the Fund's Class A Shares total returns
on a calendar year-end basis.
The total returns displayed for the Fund's
Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns would have been lower.
The Fund's Class A total return for the
six-month period from January 1, 2007 to June 30, 2007 was ___%.
Average Annual Total Return Table
   The following table represents the Fund's
   Class A Shares and Class B Shares Average
   Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return
   Before Taxes is shown. In addition, Return
   After Taxes is shown for the Fund's Class
   A Shares to illustrate the effect of
   federal taxes on Fund returns. Actual
   after-tax returns depend on each
   investor's personal tax situation and are likely to differ from those shown. The table also shows returns for the Lehman
   Brothers Aggregate Bond Index (LBAB), a
   broad based market index, and the Lipper
   Corporate A-Rated Debt Funds Average. The
   LBAB is a total return index measuring
   both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Lipper Corporate A-Rated
   Debt Funds Average is a composite of
   mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals.
   Total returns for the index shown do not reflect sales charges, expenses or other fees that the Securities and Exchange
   Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund is not affected by cash flows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                        1 YEAR 5 YEARS 10 YEARS
 CLASS A SHARES
 Return Before Taxes
 Return After Taxes on Distributions(1)
 Return After Taxes on Distributions
 and Sale of Fund Shares(1)
 CLASS B SHARES
 Return Before Taxes(2)
 LBAB
 Lipper Corporate A-Rated Debt
 Funds Average

(1) After-tax returns  are calculated using a
standard  set  of  assumptions.   The  stated
returns assume the highest historical federal
income  and  capital gains tax rates.  Return
After  Taxes  on   Distributions   assumes  a
continued  investment  in the Fund and  shows
the  effect  of taxes on Fund  distributions.
Return After Taxes  on Distributions and Sale
of  Fund  Shares  assumes   all  shares  were
redeemed  at  the  end  of  each  measurement
period,  and shows the effect of any  taxable
gain (or offsetting  loss)  on redemption, as
well  as  the  effects  of  taxes   on   Fund
distributions.  These  after-tax  returns for
Class  B Shares will differ from those  shown
above for  Class  A Shares. After-tax returns
are not relevant to  investors holding shares
through tax-deferred programs, such as IRA or
401(k) plans.
(2) Class B Shares of  the  Fund were offered
beginning  September  14,  1998.  Performance
results shown before that date  are  for  the
Fund's  Insitutional  I  Shares which are not
offered  by  this prospectus  and  have  been
adjusted for the  maximum contingent deferred
sales   charge  (CDSC)   and   total   annual
operating  expenses  applicable to the Fund's
Class B Shares. The Fund's Class B Shares annual returns would have been substantially similar to those of the Fund's Instiutional I
Shares because Shares of each class are invested in the same portfolio of securities.
   Past performance is no guarantee of
   future results. This information
   provides you with historical
   performance information so that you can
   analyze whether the Fund's investment
   risks are balanced by its potential
   rewards.
Fees and Expenses
   This table describes the fees and
   expenses that you may pay if you buy
   and hold Shares of the Fund's Class A
   Shares and Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                  CLASS A CLASS B
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price)  4.50%   None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)              None(1)  5.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)               None    None
 Redemption Fee (as a percentage of amount
 redeemed, if applicable)                          None    None
 Exchange Fee                                      None    None

(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.
Annual Fund Operating
Expenses
(Before Waivers)(1)
Expenses That are Deducted From
Fund Assets
(as a percentage of average net
assets)

                                         CLASS A  CLASS B
 Management Fee(2)                        0.60%    0.60%
 Distribution (12b-1) Fee                0.25%(3)  0.75%
 Other Expenses(4)                         __%      __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(5)   __%    __%(6)

(1)  The  percentages   shown  are  based  on
expenses  for  the entire fiscal  year  ended
April 30, 2007.  However,  the  rate at which
expenses  are accrued during the fiscal  year
may not be  constant  and,  at any particular
point, may be greater or less than the stated
average percentage.
(2) The Advisor voluntarily waived  a portion
of   the  management  fee.  The  Advisor  can
terminate  this voluntary waiver at any time.
The management  fee  paid  by the Fund (after
the voluntary waiver) was __%  for the fiscal
year ended April 30, 2007.
(3) The distributor voluntarily waived a
portion of the distribution (12b-1) fee for
the Fund's Class A Shares. The distributor
can terminate this voluntary waiver at any
time.
   The distribution (12b-1) fee paid by the
   Fund's Class A Shares (after the voluntary
   waiver) was __% for the fiscal year ended
   April 30, 2007.
(4)   The   shareholder   services   provider
voluntarily  waived a portion of its fee  for
the Fund's Class A Shares and Class B Shares.
The   shareholder   services   provider   can
terminate  this voluntary waiver at any time.
Total other  operating  expenses  paid by the
Fund's Class A
   Shares and Class B Shares (after the
   voluntary waiver) were __% and __%,
   respectively for the fiscal year ended
   April 30, 2007.
(5)  Although not contractually obligated  to
do   so,   the   Advisor,   distributor   and
shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2006.

 Total Waivers of Fund Expenses     __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __% __%

(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
   This Example is intended to help you
   compare the cost of investing in the
   Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest
   $10,000 in the Fund's Class A Shares and
   Class B Shares for the time periods
   indicated and then redeem all of your
   Shares at the end of those periods.
   Expenses assuming no redemption are also shown for the Fund's Class B Shares. The
   Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.
   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

MTB INTERMEDIATE-TERM BOND FUND
Cusip: 55376T833 Symbol: GVITX           (Class A Shares)
Cusip: 55376T825 Symbol: IFIBX           (Class B Shares)
Goal
   Current income.

Strategy
   The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund's Advisor will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities (junk bonds). The Fund normally invests in securities with intermediate maturities, and the Fund seeks to maintain a dollar-weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

   In selecting securities for the Fund, the Advisor considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

   The Fund may engage in credit default swap transactions for the purpose of hedging the Fund's portfolio against anticipated market trends or to enhance the value of the portfolio through the anticipated capital appreciation of the swap investment.

Risks
   All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
   * INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
   * CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Credit risk includes the possibility that a counterparty to a credit swap transaction involving the Fund will fail to meet its obligations.
   * CALL RISKS. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
   * PREPAYMENT RISKS. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
   * RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
   * ACTIVE TRADING RISKS. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
          {circle}LEVERAGE RISKS. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



Performance Information
   Risk/Return Bar Chart

 Performance Over 3 Years

 Best Quarter


 Worst Quarter



The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.
The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns would have been lower.
The Fund's Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the Fund's
   Class A Shares and Class B Shares Average
   Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return
   Before Taxes is shown. In addition, Return
   After Taxes is shown for the Fund's Class
   A Shares to illustrate the effect of
   federal taxes on Fund returns. Actual
   after-tax returns depend on each
   investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman
   Brothers Intermediate Government/Credit
   Index (LBIGC), a broad-based market index, and Lipper Intermediate Investment Grade
   Debt Funds Average. The LBIGC is a widely recognized, market value-weighted index of
   U.S. Treasury securities, U.S. government agency obligations, corporate debt securities, fixed-rate noncon-vertible corporate debt securities, Yankee bonds and non-convertible corporate debt securities issued by or guaranteed by foreign government and agencies. The
   Lipper Intermediate Investment Grade Debt
   Funds Average is a composite of mutual
   funds, designated by Lipper, Inc., with
   goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund is not affected by cash flows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                                   START OF
                                         1 YEAR PERFORMANCE(1)
 CLASS A SHARES
 Return Before Taxes
 Return After Taxes on Distributions(2)
 Return After Taxes on Distributions and
 Sale of Fund Shares(2)
 CLASS B SHARES
 Return Before Taxes
 LBIGC
 Lipper Intermediate Investment Grade
 Debt Funds Average

(1) The Fund's Class A Shares and Class B
Shares start of performance date was August
18, 2003.
(2) After-tax returns  are calculated using a
standard  set  of  assumptions.   The  stated
returns assume the highest historical federal
income  and  capital gains tax rates.  Return
After  Taxes  on   Distributions   assumes  a
continued  investment  in the Fund and  shows
the  effect  of taxes on Fund  distributions.
Return After Taxes  on Distributions and Sale
of  Fund  Shares  assumes   all  shares  were
redeemed  at  the  end  of  each  measurement
period,  and shows the effect of any  taxable
gain (or offsetting  loss)  on redemption, as
well  as  the  effects  of  taxes   on   Fund
distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
   Past performance is no guarantee of
   future results. This information
   provides you with historical
   Performance Information so that you can
   analyze whether the Fund's investment
   risks are balanced by its potential
   returns.
Fees and Expenses

   This table describes the fees and
   expenses that you may pay if you buy
   and hold the Fund's Class A Shares and
   Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                  CLASS A CLASS B
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price)  4.50%   None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)              None(1)  5.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)               None    None
 Redemption Fee (as a percentage of amount
 redeemed, if applicable)                          None    None
 Exchange Fee                                      None    None

(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.
Annual Fund Operating
Expenses
(Before Waivers)(1)
Expenses That are Deducted From
Fund Assets
 (as a percentage of average
net assets)

                                         CLASS A  CLASS B
 Management Fee(2)                        0.70%    0.70%
 Distribution (12b-1) Fee                0.25%(3)  0.75%
 Other Expenses(4)                         __%      __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(5)   __%    __%(6)

(1)  The  percentages   shown  are  based  on
expenses  for  the entire fiscal  year  ended
April 30, 2007.  However,  the  rate at which
expenses  are accrued during the fiscal  year
may not be  constant  and  at  any particular
point, may be greater or less than the stated
average percentage.
(2) The Advisor voluntarily waived  a portion
of   the  management  fee.  The  Advisor  can
terminate  this voluntary waiver at any time.
The management  fee  paid  by the Fund (after
the  voluntary  waiver)  was  0.57%  for  the
fiscal year ended April 30, 2007.
(3) A portion of the distribution (12b-1) fee
for  the  Fund's  Class  A  Shares  has  been
voluntarily waived. This voluntary waiver can
be  terminated  at any time. The distribution
(12b-1) fee paid by the Fund's Class A Shares
(after the voluntary  waiver)  was  0.05% for
the fiscal year ended April 30, 2007.
(4)   The   shareholder   services   provider
voluntarily  waived a portion of its fee  for
the Fund's Class A Shares and Class B Shares.
The   shareholder   services   provider   can
terminate  this voluntary waiver at any time.
Total other  operating  expenses  paid by the
Fund's  Class  A  Shares  and  Class B Shares
(after the voluntary waiver) were  0.36%  and
0.36%,  respectively,  for  the  fiscal  year
ended April 30, 2007.
(5)  Although  not contractually obligated to
do   so,   the   Advisor,   distributor   and
shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __% __%
(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
   This Example is intended to help you
   compare the cost of investing in the
   Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest
   $10,000 in the Fund's Class A Shares and
   Class B Shares for the time periods
   indicated and then redeem all of your
   Shares at the end of those periods.
   Expenses assuming no redemption are also shown for the Fund's Class B Shares. The
   Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.
   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

MTB MARYLAND MUNICIPAL BOND FUND
Cusip: 55376T569 Symbol: ARMRX (Class A Shares)
Cusip: 55376T551 Symbol: AMTBX (Class B Shares)
Goal
   Current income exempt from federal regular income tax and Maryland state and local income taxes.

Strategy
   Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of Maryland and Maryland municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.
   In selecting securities, the Fund's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks
   All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
   * INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
   * CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
   * CALL RISKS. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
   * TAX RISKS. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
   * RISKS OF NON-DIVERSIFICATION. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.
   * MARYLAND INVESTMENT RISKS. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Maryland issuers. The economy of Maryland is relatively diversified across the service, trade and government sectors, but could be adversely impacted by changes to any of these sectors.
Performance Information
   Risk/Return Bar Chart

 Performance Over 10 Years

 Best Quarter


 Worst Quarter



The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.
The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the Fund's
   Class A and Class B Shares Average Annual
   Total Returns, reduced to reflect
   applicable sales charges, for the calendar periods ended December 31, 2006. Return
   Before Taxes is shown. In addition, Return
   After Taxes is shown for the Fund's Class
   A Shares to illustrate the effect of
   federal taxes on Fund returns. Actual
   after-tax returns depend on each
   investor's personal tax situation and are likely to differ from those shown. The table also shows returns for the Lehman
   Brothers 10 Year Municipal Bond Index
   (LB10MB), Lehman Brothers 7 Year Municipal
   Bond Index (LB7MB), broad-based market
   indexes, and the Lipper Other States
   Intermediate Municipal Debt Funds Average.
   The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years.
   The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prere-funded bonds with maturities between six and eight years.
   The Lipper Other States Intermediate
   Municipal Debt Funds Average is a
   composite of mutual funds designated by
   Lipper, Inc. with goals similar to the
   Fund's goals. Total returns for the
   indexes shown do not reflect sales
   charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund are not affected by cash flows. It is not possible to invest directly in an index or average.
(For the calendar periods ended December 31, 2006)

                                                          START OF
                                        1 YEAR 5 YEARS PERFORMANCE(1)
 CLASS A SHARES
 Return Before Taxes
 Return After Taxes on Distributions(2)
 Return After Taxes on Distributions
 and Sale of Fund Shares(2)
 CLASS B SHARES
 Return Before Taxes
 LB10MB
 LB7MB
 Lipper Other States Intermediate
 Municipal Debt Funds Average

(1) The Fund's Class A and Class B Shares
start of performance date was November 18,
1996.
(2) After-tax returns are calculated  using a
standard   set  of  assumptions.  The  stated
returns assume the highest historical federal
income and capital  gains  tax  rates. Return
After   Taxes  on  Distributions  assumes   a
continued  investment  in  the Fund and shows
the  effect  of taxes on Fund  distributions.
Return After Taxes  on Distributions and Sale
of  Fund  Shares  assumes   all  shares  were
redeemed  at  the  end  of  each  measurement
period,  and shows the effect of any  taxable
gain (or offsetting  loss)  on redemption, as
well  as  the  effects  of  taxes   on   Fund
distributions. These after-tax returns do not
reflect  the  effect  of any applicable state
and local taxes. After-tax  returns  are  not
relevant  to investors holding shares through
tax-deferred programs, such as IRA and 401(k)
plans.
(3)  The  start   of   performance  date  was
November 18, 1996. Class A Shares of the Fund
were  offered  beginning  January   2,  1997.
Performance  results  shown before that  date
are for the Fund's Institutional I Shares and
have  been  adjusted for  the  maximum  sales
charge and total  annual  operating  expenses
applicable to the Fund's Class A Shares.
The Fund's Institutional I Shares, which  are
not  offered  by  this  prospectus, commenced
operations on November 18,  1996.  The Fund's
Class A Shares annual returns would have been
substantially similar to those of the  Fund's
Institutional I Shares because Shares of each
class  are invested in the same portfolio  of
securities.
(4)  The   start   of  performance  date  was
November 18, 1996. Class B Shares of the Fund
were  offered beginning  September  1,  1999.
Performance  results  shown  before that date
are for the Fund's Institutional I Shares and
have been adjusted for the maximum  CDSC  and
total annual operating expenses applicable to
the   Fund's   Class  B  Shares.  The  Fund's
Institutional I Shares, which are not offered by this prospectus, commenced operations on November 18, 1996. The Fund's Class B Shares annual returns would have been substantially similar to those of the Fund's Institutional
Shares because Shares of each class are invested in the same portfolio of securities
   Past performance is no guarantee of
   future results. This information
   provides you with historical
   performance information so that you can
   analyze whether the Fund's investment
   risks are balanced by its potential
   rewards.
Fees and Expenses
   This table describes the fees and
   expenses that you may pay if you buy
   and hold Shares of the Fund's Class A
   Shares and Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                  CLASS A CLASS B
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price)  4.50%   None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)              None(1)  5.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)               None    None
 Redemption Fee (as a percentage of amount
 redeemed, if applicable)                          None    None
 Exchange Fee                                      None    None

(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.
Annual Fund Operating
Expenses
(Before Waivers)(1)
Expenses That are Deducted From
Fund Assets
(as a percentage of average net
assets)

                                           CLASS A   CLASS B
 Management Fee                          0.70%(2)(3) 0.70%(4)
 Distribution (12b-1) Fee                 0.25%(5)    0.75%
 Other Expenses(6)                           __%       __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(7)     __%      __%(8)

(1)  The  percentages   shown  are  based  on
expenses  for  the entire fiscal  year  ended
April 30, 2007.  However,  the  rate at which
expenses  are accrued during the fiscal  year
may not be  constant  and,  at any particular
point, may be greater or less than the stated
average percentage.
(2) The Advisor has contractually  agreed  to
waive  all  or  a  portion  of its investment
advisory  fee  (based  on average  daily  net
assets)   and   other  fees  (including   the
distribution (12b-1) and shareholder services
fees)  which  it  is  otherwise  entitled  to
receive  and/or reimburse  certain  operating
expenses of  the  Fund  in order to limit the
Fund's Class A
   Shares total operating expenses to not
   more than 0.85% of average daily net
   assets for the period commencing on
   January 6, 2006 and continuing through
   April 30, 2008.
(3)  The  Advisor  contractually   waived   a
portion of the management fee. The management
fee  paid by the Fund's Class A Shares (after
the contractual  waivers)  was  __%  for  the
fiscal year ended April 30, 2007.
(4) The Advisor voluntarily waived a portion of the management fee for the Fund's Class B
   Shares.  The  Advisor  can  terminate this
   voluntary   waiver   at   any  time.   The
   management fee paid by the  Fund's Class B
   Shares  (after  the voluntary waiver)  was
   __% for the fiscal  year  ended  April 30,
   2007.
(5) A portion of the distribution (12b-1) fee
for  the  Fund's  Class  A  Shares  has  been
voluntarily waived. This voluntary waiver can
be  terminated  at any time. The distribution
(12b-1) fee paid by the Fund's Class A Shares
(after the voluntary  waiver) was __% for the
fiscal year ended April 30, 2007.
(6) The shareholder services provider voluntarily waived its fee for the Fund's Class A
   Shares and a portion  of its fee for Class
   B   Shares.   The   shareholder   services
   provider  can  terminate   this  voluntary
   waiver at any time. Total other  operating
   expenses paid by the Fund's Class A Shares
   and  Class  B  Shares (after the voluntary
   waiver) were __%  and  __%,  respectively,
   for the fiscal year ended April 30, 2007.
(7)  As  a  result of contractual obligations
and   voluntary    waivers,    the   Advisor,
distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER CONTRACTUAL AND
 VOLUNTARY WAIVERS)                 __% __%

(8) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
   This Example is intended to help you
   compare the cost of investing in the
   Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest
   $10,000 in the Fund's Class A Shares and
   Class B Shares for the time periods
   indicated and then redeem all of your
   Shares at the end of those periods.
   Expenses assuming no redemption are also shown for the Fund's Class B Shares. The
   Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares are based upon the contractually imposed expense limitation of 0.85% and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B
 Expenses assuming
     redemption
 Expenses assuming
     no redemption

MTB NEW YORK MUNICIPAL BOND FUND
Cusip: 55376T361 Symbol: VNYFX           (Class A Shares)
Cusip: 55376T353 Symbol: VNYBX           (Class B Shares)
Goal
   To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and as is consistent with the preservation of capital.

Strategy
   Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.
   In selecting securities, the Fund's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks
   All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
   * INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
   * CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
   * CALL RISKS. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
   * TAX RISKS. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
   * RISKS OF NON-DIVERSIFICATION. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.
   * NEW YORK INVESTMENT RISKS. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to the financial conditions of New York City, however, would ultimately have an effect on the state.
Performance Information
   Risk/Return Bar Chart

 Performance Over 10 Years

 Best Quarter


 Worst Quarter



The bar chart shows the variability of
the Fund's Class A Shares total returns
on a calendar year-end basis.
The total returns displayed for the Fund's
Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Class A Shares total return
for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the Fund's
   Class A Shares and Class B Shares Average
   Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return
   Before Taxes is shown. In addition, Return
   After Taxes is shown for the Fund's Class
   A Shares to illustrate the effect of
   federal taxes on Fund returns. Actual
   after-tax returns depend on each
   investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman
   Brothers New York Tax-Exempt Index
   (LBNYTE), a broad-based market index and the Lipper New York Intermediate Municipal
   Debt Funds Average. The LBNYTE is a total return performance benchmark for the New
   York long-term, investment grade, tax-
   exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds
   (state and local), revenue bonds
   (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds.
   The Lipper New York Intermediate Municipal
   Debt Funds Average is a composite of
   mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals.
   Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund is not affected by cash flows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                                         START OF
                              1 YEAR 5 YEARS 10 YEARS PERFORMANCE(1)
 CLASS A SHARES
 Return Before Taxes
 Return After Taxes on
 Distributions(2)
 Return After Taxes on
 Distributions and Sale of
 Fund Shares(2)
 CLASS B SHARES
 Return Before Taxes
 LBNYTE
 Lipper New York Intermediate
 Municipal Debt Funds Average

(1) The Fund's Class B Shares start of performance date was August 18, 2003.
(2) After-tax returns  are calculated using a
standard  set  of  assumptions.   The  stated
returns assume the highest historical federal
income  and  capital gains tax rates.  Return
After  Taxes  on   Distributions   assumes  a
continued  investment  in the Fund and  shows
the  effect  of taxes on Fund  distributions.
Return After Taxes  on Distributions and Sale
of  Fund  Shares  assumes   all  shares  were
redeemed  at  the  end  of  each  measurement
period,  and shows the effect of any  taxable
gain (or offsetting  loss)  on redemption, as
well  as  the  effects  of  taxes   on   Fund
distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class
B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
   Past performance is no guarantee of
   future results. This information
   provides you with historical
   performance information so that you can
   analyze whether the Fund's investment
   risks are balanced by its potential
   returns.
Fees and Expenses
   This table describes the fees and
   expenses that you may pay if you buy
   and hold the Fund's Class A Shares and
   Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                  CLASS A  CLASS B
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price)  4.50%    None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)              None (1)  5.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)                None    None
 Redemption Fee (as a percentage of amount
 redeemed, if applicable)                           None    None
 Exchange Fee                                       None    None

(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.
Annual Fund Operating
Expenses
(Before Waivers)(1)
Expenses That are Deducted From
Fund Assets
(as a percentage of average net
assets)

                                         CLASS A  CLASS B
 Management Fee(2)                        0.70%    0.70%
 Distribution (12b-1) Fee                0.25%(3)  0.75%
 Other Expenses(4)                         __%      __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(5)   __%    __%(6)

(1)  The  percentages   shown  are  based  on
expenses  for  the entire fiscal  year  ended
April 30, 2007.  However,  the  rate at which
expenses  are accrued during the fiscal  year
may not be  constant  and  at  any particular
point, may be greater or less than the stated
average percentage.
(2) The Advisor voluntarily waived  a portion
of   the  management  fee.  The  Advisor  can
terminate  this voluntary waiver at any time.
The management  fee  paid  by the Fund (after
the voluntary waiver) was __%  for the fiscal
year ended April 30, 2007.
(3) The distribution (12b-1) fee for the Fund's Class A Shares has been voluntarily waived.
This  voluntary  waiver can be terminated  at
any time. The distribution  (12b-1)  fee paid
by  the  Fund's  Class  A  Shares  (after the
voluntary waiver) was __% for the fiscal year
ended April 30, 2007.
(4)   The   shareholder   services   provider
voluntarily  waived a portion of its fee  for
the Fund's Class A Shares and Class B Shares.
The   shareholder   services   provider   can
terminate  this voluntary waiver at any time.
Total other  operating  expenses  paid by the
Fund's  Class  A  Shares  and  Class B Shares
(after  the  voluntary waiver) were  __%  and
__%, respectively,  for the fiscal year ended
April 30, 2007.
(5) Although not contractually  obligated  to
do   so,   the   Advisor,   distributor   and
shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __% __%

(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
   This Example is intended to help you
   compare the cost of investing in the
   Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest
   $10,000 in the Fund's Class A Shares and
   Class B Shares for the time periods
   indicated and then redeem all of your
   Shares at the end of those periods.
   Expenses assuming no redemption are also shown for the Fund's Class B Shares. The
   Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.
   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

MTB PENNSYLVANIA MUNICIPAL BOND FUND
Cusip: 55376T312 Symbol: APARX           (Class A Shares)
Cusip: 55376T296 Symbol: APTBX           (Class B Shares)
Goal
   Current income exempt from federal regular income tax and Pennsylvania personal income taxes.

Strategy
   Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.
   In selecting securities, the Fund's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks
   All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
   * INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
   * CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
   * CALL RISKS. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
   * TAX RISKS. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
   * RISKS OF NON-DIVERSIFICATION. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.
   * PENNSYLVANIA INVESTMENT RISKS. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania's economy has historically been dependent on heavy industry and agriculture, but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.
Performance Information
   Risk/Return Bar Chart

 Performance Over 10 Years

 Best Quarter


 Worst Quarter



The bar chart shows the variability of
the Fund's Class A Shares total returns
on a calendar year-end basis.
The total returns displayed for the Fund's
Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Class A Shares total return for the six months period from January 1, 2007 to June 30, 2007 was ___%.
Average Annual Total Return Table
   The following table represents the Fund's
   Class A and Class B Shares Average Annual
   Total Returns, reduced to reflect
   applicable sales charges, for the
   calendar periods ended December 31, 2006.
   Return Before Taxes is shown. In
   addition, Return After Taxes is shown for the Class A Shares to illustrate the effect of federal taxes on Fund returns.
   Actual after-tax returns depend on each
   investor's personal tax situation, and
   are likely to differ from those shown.
   The table also shows returns for the
   Lehman Brothers 10 Year Municipal Bond
   Index (LB10MB) and the Lehman Brothers 7
   Year Municipal Bond Index (LB7MB), broad-based market indexes, and the Lipper
   Pennsylvania Intermediate Municipal Debt
   Funds Average. The LB10MB is a widely
   recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligations bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. The Lipper
   Pennsylvania Intermediate Municipal Debt
   Funds Average is a composite of mutual
   funds, designated by Lipper, Inc., with
   goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund are not affected by cash flows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                                          START OF
                                        1 YEAR 5 YEARS PERFORMANCE(1)
 CLASS A SHARES
 Return Before Taxes
 Return After Taxes on Distributions(2)
 Return After Taxes on Distributions
 and Sale of Funds Shares(2)
 CLASS B SHARES
 Return Before Taxes
 LB10MB
 LB7MB
 Lipper Pennsylvania Intermediate
 Municipal Debt Funds Average

(1) The Fund's Class A and Class B Shares start of performance date was April 1, 1996.
Performance presented prior to March 30, 1998
reflects the performance  of  the  Marketvest
Pennsylvania   Intermediate  Municipal   Bond
Fund, which was  offered  beginning  April 1,
1996. The assets of the Marketvest fund  were
reorganized into the predecessor ARK Fund  in
1998  following  the  acquisition by Allfirst
Financial,    Inc.    of   Dauphin    Deposit
Corporation.
(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect on taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. (3) The start of performance date was April 1, 1996. Class A Shares of the Fund were offered beginning March 23, 1998. Performance results shown before that date are for the Fund's Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund's Class A Shares. The Fund's Institutional I Shares, which is not offered by this prospectus, commenced operations on March 23, 1998. Performance results before that date are for the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which began offering its shares on April 1, 1996 and was reorganized into the predecessor ARK Fund on March 20, 1998. The Fund's Class A Shares annual returns would have been substantially similar to those of the Fund's Institutional I Shares because Shares of each class are invested in the same portfolio of securities.
(4) The start of performance  date  was April
1,  1996.  Class  B  Shares  of the Fund were
offered   beginning   September   1,    1999.
Performance  results  shown  before that date
are for the Fund's Institutional I Shares and
have been adjusted for the maximum  CDSC  and
total annual operating expenses applicable to
the   Fund's   Class  B  Shares.  The  Fund's
Institutional I Shares, which are not offered by this prospectus, commenced operations on March 23, 1998. Performance results before that date are for the Marketvest Pennsylvania
Intermediate Municipal Bond Fund, which began offering its shares on April 1, 1996 and was reorganized into the Fund on March 20, 1998.
The Fund's Class B Shares annual returns would have been substantially similar to those of the Fund's Institutional I Shares because Shares of each class are invested in the same portfolio of securities.
   Past performance is no guarantee of
   future results. This information
   provides you with historical
   performance information so that you can
   analyze whether the Fund's investment
   risks are balanced by its potential
   returns.
Fees and Expenses
   This table describes the fees and
   expenses that you may pay if you buy
   and hold the Fund's Class A Shares and
   Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                  CLASS A CLASS B
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price)  4.50%   None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)              None(1)  5.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)               None    None
 Redemption Fee (as a percentage of amount
 redeemed, if applicable)                          None    None
 Exchange Fee                                      None    None

(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.
Annual Fund Operating
Expenses
(Before Waivers)(1)
Expenses That are Deducted From
Fund Assets
(as a percentage of average net
assets)

                                         CLASS A  CLASS B
 Management Fee(2)                        0.70%    0.70%
 Distribution (12b-1) Fee                0.25%(3)  0.75%
 Other Expenses                          ___%(4)   ___%
 TOTAL ANNUAL FUND OPERATING EXPENSES(5)   ___%   ___%(6)

(1)   The  percentages  shown  are  based  on
expenses  for  the  entire  fiscal year ended
April 30, 2007. However, the  rate  at  which
expenses  are  accrued during the fiscal year
may not be constant  and,  at  any particular
point, may be greater or less than the stated
average percentage.
(2) The Advisor voluntarily waived  a portion
of   the  management  fee.  The  Advisor  can
terminate  this voluntary waiver at any time.
The management  fee  paid  by the Fund (after
the voluntary waiver) was __%  for the fiscal
year ended April 30, 2007.
(3) A portion of the distribution (12b-1) fee
for  the  Fund's  Class  A  Shares  has  been
voluntarily waived. This voluntary waiver can
be  terminated  at any time. The distribution
(12b-1) fee paid by the Fund's Class A Shares
(after the voluntary  waiver) was __% for the
fiscal year ended April 30, 2007.
(4) The shareholder services provider voluntarily waived its fee for the Fund's Class A
Shares. The shareholder services provider can
terminate this voluntary  waiver at any time.
Total other operating expenses  paid  by  the
Fund's  Class  A  Shares (after the voluntary
waiver) were __% for  the  fiscal  year ended
April 30, 2007.
(5)  Although not contractually obligated  to
do   so,   the   Advisor,   distributor   and
shareholder services provider waived certain amounts. These are shown below along with the net expenses the fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __% __%

(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
   This Example is intended to help you
   compare the cost of investing in the
   Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest
   $10,000 in the Fund's Class A Shares and
   Class B Shares for the time periods
   indicated and then redeem all of your
   Shares at the end of those periods.
   Expenses assuming no redemption are also shown for the Fund's Class B Shares. The
   Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.
   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

MTB SHORT DURATION GOVERNMENT BOND FUND
Cusip: 55376T247 Symbol: ASTTX           (Class A Shares)
Cusip: 55376T239 Symbol: MSDGX (Class B Shares)
Goal
   To seek current income, with preservation of capital as a secondary objective.

Strategy
   The Fund normally invests substantially all, but under normal market conditions no less than 80%, of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the U.S. government or its agencies and instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of "U.S. government securities." The Fund expects to maintain a duration of less than three years under normal market conditions.
   The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks
   All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
   * INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
   * CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
   * CALL RISKS. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
   * PREPAYMENT RISKS. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
Performance Information
   Risk/Return Bar Chart

Performance Over 3 Years

 Best Quarter


 Worst Quarter



The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.
The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the Fund's
   Class A Shares and Class B Shares Average
   Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return
   Before Taxes is shown. In addition, Return
   After Taxes is shown for the Fund's Class
   A Shares to illustrate the effect of
   federal taxes on Fund returns. Actual
   after-tax returns depend on each
   investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman
   Brothers 1-3 Year Government Bond Index
   (LB1-3GB), a broad-based market index, and the Lipper Short U.S. Government Average.
   The LB1-3GB is a widely recognized index of U.S. Government Obligations with maturities between one and three years.
   The Lipper Short U.S. Government Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund is not affected by cash flows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                                  START OF
                                        1 YEAR PERFORMANCE(1)
 CLASS A SHARES
 Return Before Taxes
 Return After Taxes on Distributions(2)
 Return After Taxes on Distributions
 and Sale of Fund Shares(2)
 CLASS B SHARES
 Return Before Taxes
 LB1-3GB
 Lipper Short U.S. Government Average

(1) The Fund's Class A Shares and Class B
Shares start of performance date was August
18, 2003.
(2) After-tax returns  are calculated using a
standard  set  of  assumptions.   The  stated
returns assume the highest historical federal
income  and  capital gains tax rates.  Return
After  Taxes  on   Distributions   assumes  a
continued  investment  in the Fund and  shows
the  effect  of taxes on Fund  distributions.
Return After Taxes  on Distributions and Sale
of  Fund  Shares  assumes   all  shares  were
redeemed  at  the  end  of  each  measurement
period,  and shows the effect of any  taxable
gain (or offsetting  loss)  on redemption, as
well  as  the  effects  of  taxes   on   Fund
distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class
B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
   Past performance is no guarantee of
   future results. This information
   provides you with historical
   performance information so that you can
   analyze whether the Fund's investment
   risks are balanced by its potential
   returns.
Fees and Expenses
   This table describes the fees and
   expenses that you may pay if you buy
   and hold the Fund's Class A Shares and
   Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                  CLASS A CLASS B
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price)  3.00%   None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)              None(1)  5.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)               None    None
 Redemption Fee (as a percentage of amount
 redeemed, if applicable)                          None    None
 Exchange Fee                                      None    None

(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.
Annual Fund Operating
Expenses
(Before Waivers)(1)
Expenses That are Deducted From
Fund Assets
(as a percentage of average net
assets)

                                         CLASS A  CLASS B
 Management Fee(2)                        0.60%    0.60%
 Distribution (12b-1) Fee                0.25%(3)  0.75%
 Other Expenses(4)                         __%      __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(5)   __%    __%(6)

(1)  The  percentages   shown  are  based  on
expenses  for  the entire fiscal  year  ended
April 30, 2007.  However,  the  rate at which
expenses  are accrued during the fiscal  year
may not be  constant  and,  at any particular
point, may be greater or less than the stated
average percentage.
(2) The Advisor voluntarily waived  a portion
of   the  management  fee.  The  Advisor  can
terminate  this voluntary waiver at any time.
The management  fee  paid  by the Fund (after
the voluntary waiver) was __%  for the fiscal
year ended April 30, 2007.
(3) A portion of the distribution (12b-1) fee
for  the  Fund's  Class  A  Shares  has  been
voluntarily waived. This voluntary waiver can
be  terminated  at any time. The distribution
(12b-1) fee paid by the Fund's Class A Shares
(after the voluntary  waiver) was __% for the
fiscal year ended April 30, 2007.
(4)   The   shareholder   services   provider
voluntarily waived a portion  of  its fee for
the Fund's Class A Shares and Class B Shares.
The   shareholder   services   provider   can
terminate  this voluntary waiver at any time.
Total other  operating  expenses  paid by the
Fund's  Class  A  Shares  and  Class B Shares
(after  the  voluntary waiver) were  __%  and
__%, respectively,  for the fiscal year ended
April 30, 2007.
(5) Although not contractually  obligated  to
do   so,   the   Advisor,   distributor,  and
shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __% __%

(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
   This Example is intended to help you
   compare the cost of investing in the
   Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest
   $10,000 in the Fund's Class A Shares and
   Class B Shares for the time periods
   indicated and then redeem all of your
   Shares at the end of those periods.
   Expenses assuming no redemption are also shown for the Fund's Class B Shares. The
   Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.
   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

MTB SHORT-TERM CORPORATE BOND FUND
Cusip: 55376T213 Symbol: MVSAX (Class A Shares)
Cusip: 55376T197 Symbol: MVSBX (Class B Shares)
Goal
   Current income.

Strategy
   The Fund seeks its investment goal by investing primarily in U.S. corporate fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. corporate fixed income securities. The Fund's Advisor will select investment grade securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities (junk bonds). The Fund also invests in a range of U.S. government securities, including mortgage and asset-backed securities. For purposes of the Fund's 80% investment policy, U.S. corporate fixed income securities may include corporate asset-backed securities. The Fund seeks to maintain a dollar-weighted average maturity of no more than three years. However, the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

   In selecting securities for the Fund, the Advisor considers a security's current yield, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

   The Fund may engage in credit default swap transactions for the purpose of hedging the Fund's portfolio against anticipated market trends or to enhance the value of the portfolio through the anticipated capital appreciation of the swap investment.

Risks
   All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
   * INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
   * CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Credit risk includes the possibility that a counterparty to a credit swap transaction involving the Fund will fail to meet its obligations.
   * CALL RISKS. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
   * PREPAYMENT RISKS. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
   * RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
          {circle}LEVERAGE RISKS. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



Performance Information
   Risk/Return Bar Chart

 Performance Over 3 Years

 Best Quarter


 Worst Quarter



The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.
The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the Fund's
   Class A Shares and Class B Shares Average
   Annual Total Returns for the calendar
   periods ended December 31, 2006. Return
   Before Taxes is shown. In addition, Return
   After Taxes is shown for the Fund's Class
   A Shares to illustrate the effect of
   federal taxes on Fund returns. Actual
   after-tax returns depend on each
   investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman
   Brothers 1-3 Year Government/Credit Bond
   Index (LBGC), a broad-based market index, and Lipper Short Investment Grade Debt
   Funds Average. The LBGC is a new index
   that captures funds with exposures to both government and commercial credit. The
   Lipper Short Investment Grade Debt Funds
   Average is a composite of mutual funds,
   designated by Lipper, Inc., with goals
   similar to the Fund's goals. Total returns for the index shown does not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cash flows. It is not possible to invest directly in an index or average.
(For the calendar periods ended December 31, 2006)

                                                  START OF
                                        1 YEAR PERFORMANCE(1)
 CLASS A SHARES
 Return Before Taxes
 Return After Taxes on Distributions(2)
 Return After Taxes on Distributions
 and Sale of Fund Shares(2)
 CLASS B SHARES
 Return Before Taxes
 LBGC
 Lipper Short Investment Grade Debt
 Funds Average

(1) The Fund's Class A Shares and Class B
Shares start of performance date was August
25, 2003.
(2)  After-tax returns are calculated using a
standard   set  of  assumptions.  The  stated
returns assume the highest historical federal
income and capital  gains  tax  rates. Return
After   Taxes  on  Distributions  assumes   a
continued  investment  in  the Fund and shows
the  effect  of taxes on Fund  distributions.
Return After Taxes  on Distributions and Sale
of  Fund  Shares  assumes   all  shares  were
redeemed  at  the  end  of  each  measurement
period,  and shows the effect of any  taxable
gain (or offsetting  loss)  on redemption, as
well  as  the  effects  of  taxes   on   Fund
distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class
B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
   Past performance is no guarantee of
   future results. This information
   provides you with historical
   performance information so that you can
   analyze whether the Fund's investment
   risks are balanced by its potential
   returns.
Fees and Expenses
   This table describes the fees and
   expenses that you may pay if you buy
   and hold Shares of the Fund's Class A
   Shares and Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                  CLASS A  CLASS B
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price)  3.00%    None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)              None (1)  5.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)                None    None
 Redemption Fee (as a percentage of amount
 redeemed, if applicable)                           None    None
 Exchange Fee                                       None    None

(1) For purchases over $1,000,000 a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.
Annual Fund Operating
Expenses
(Before Waivers)(1)
Expenses That are Deducted From
Fund Assets
(as a percentage of average net
assets)

                                         CLASS A CLASS B
 Management Fee(2)                        0.70%   0.70%
 Distribution (12b-1) Fee(3)              0.25%   0.75%
 Other Expenses                          __%(4)    __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(5)   __%   __%(6)

(1)  The  percentages   shown  are  based  on
expenses  for  the entire fiscal  year  ended
April 30, 2007.  However,  the  rate at which
expenses  are accrued during the fiscal  year
may not be  constant  and,  at any particular
point, may be greater or less than the stated
average percentage.
(2)  The  Advisor  has voluntarily  waived  a
portion of the management  fee.  The  Advisor
can  terminate  this voluntary waiver at  any
time. The management  fee  paid  by  the Fund
(after  the  voluntary waiver) was 0.47%  for
the fiscal year ended April 30, 2007.
(3) A portion of the distribution (12b-1) fee for the Fund's Class A Shares and Class B
Shares  has  been  voluntarily  waived.  This
voluntary waiver  can  be  terminated  at any
time.  The  distribution (12b-1) fee paid  by
the Fund's Class  A Shares and Class B Shares
(after the voluntary waiver) was __% and __%,
respectively, for the fiscal year ended April
30, 2007.
(4)   The   shareholder   services   provider
voluntarily waived  a  portion of its fee for
the  Fund's Class A Shares.  The  shareholder
services    provider   can   terminate   this
voluntary waiver  at  any  time.  Total other
operating expenses paid by the Fund's Class A
Shares (after the voluntary waiver)  were __%
for the fiscal year ended April 30, 2007.
(5)  Although not contractually obligated  to
do  so,   the   Advisor,   distributor,   and
shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __% __%

(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
   This Example is intended to help you
   compare the cost of investing in the
   Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest
   $10,000 in the Fund's Class A Shares and
   Class B Shares for the time periods
   indicated and then redeem all of your
   Shares at the end of those periods.
   Expenses assuming no redemption are also shown for the Fund's Class B Shares. The
   Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.
   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A Shares    1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B Shares
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

MTB U.S. GOVERNMENT BOND FUND
Cusip: 55376V507 Symbol: VUGVX (Class A Shares)
Cusip: 55376V606 Symbol: AUSBX (Class B Shares)
Goal
   To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

Strategy
   Under normal market conditions, the Fund invests at least 80% of the value of its net assets in a diversified portfolio consisting of debt obligations that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities and government-sponsored enterprises, including mortgage backed securities issued by U.S. government-sponsored enterprises. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year. Certain mortgage backed securities, including adjustable rate mortgage securities
   (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of "U.S. government securities." The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset backed securities, etc.).
   The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks
   All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
   * INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
   * CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
   * CALL RISKS. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
   * PREPAYMENT RISKS. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
Performance Information
   Risk/Return Bar Chart

 Performance Over 10 Years

 Best Quarter


 Worst Quarter



The bar chart shows the variability of
the Fund's Class A Shares total returns
on a calendar year-end basis.
The total returns displayed for the Fund's
Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the Fund's
   Class A and Class B Shares Average Annual
   Total Returns, reduced to reflect
   applicable sales charges, for the
   calendar periods ended December 31, 2006.
   Return Before Taxes is shown. In
   addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Government
   Bond Index (LBUSGB), a broad-based market index, and the Lipper U.S. Government
   Funds Average. The LBUSGB is a market
   value weighted index of U.S. government
   and government agency securities (other
   than mortgage securities) with maturities of one year or more. The Lipper U.S.
   Government Funds Average is a composite
   of mutual funds, designated by Lipper,
   Inc., with goals similar to the Fund's
   goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund is not affected by cash flows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                                      START OF
                           1 YEAR 5 YEARS 10 YEARS PERFORMANCE(1)
 CLASS A SHARES
 Return Before Taxes
 Return After Taxes on
 Distributions(2)
 Return After Taxes on
 Distributions and Sale of
 Fund Shares(2)
 CLASS B SHARES
 Return Before Taxes
 LBUSGB
 Lipper U.S. Government
 Funds Average

(1) The Fund's Class B Shares start of performance date was August 18, 2003.
(2) After-tax returns  are calculated using a
standard  set  of  assumptions.   The  stated
returns assume the highest historical federal
income  and  capital gains tax rates.  Return
After  Taxes  on   Distributions   assumes  a
continued  investment  in the Fund and  shows
the  effect  of taxes on Fund  distributions.
Return After Taxes  on Distributions and Sale
of  Fund  Shares  assumes   all  shares  were
redeemed  at  the  end  of  each  measurement
period,  and shows the effect of any  taxable
gain (or offsetting  loss)  on redemption, as
well  as  the  effects  of  taxes   on   Fund
distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class
B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
   Past performance is no guarantee of
   future results. This information
   provides you with historical
   performance information so that you can
   analyze whether the Fund's investment
   risks are balanced by its potential
   returns.
Fees and Expenses
   This table describes the fees and
   expenses that you may pay if you buy
   and hold the Fund's Class A Shares and
   Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                  CLASS A  CLASS B
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price)  4.50%    None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)              None (1)  5.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)                None    None
 Redemption Fee (as a percentage of amount
 redeemed, if applicable)                           None    None
 Exchange Fee                                       None    None

(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.
Annual Fund Operating
Expenses
(Before Waivers)(1)
Expenses That are Deducted From
Fund Assets
 (as a percentage of average
net assets)

                                         CLASS A  CLASS B
 Management Fee(2)                        0.70%    0.70%
 Distribution (12b-1) Fee                0.25%(3)  0.75%
 Other Expenses(4)                         __%      __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(5)   __%    __%(6)

(1)  The  percentages   shown  are  based  on
expenses  for  the entire fiscal  year  ended
April 30, 2007.  However,  the  rate at which
expenses  are accrued during the fiscal  year
may not be  constant  and  at  any particular
point, may be greater or less than the stated
average percentage.
(2) The Advisor voluntarily waived  a portion
of   the  management  fee.  The  Advisor  can
terminate  this voluntary waiver at any time.
The management  fee  paid  by the Fund (after
the voluntary waiver) was __%  for the fiscal
year ended April 30, 2007.
(3) A portion of the distribution (12b-1) fee
has  been voluntarily waived for  the  Fund's
Class  A Shares. This voluntary waiver can be
terminated  at  any  time.  The  distribution
(12b-1) fee paid by the Fund's Class A Shares
(after the voluntary waiver) was __%  for the
fiscal year ended April 30, 2007.
(4)   The   shareholder   services   provider
voluntarily  waived a portion of its fee  for
the Fund's Class A Shares and Class B Shares.
The   shareholder   services   provider   can
terminate  this voluntary waiver at any time.
Total other  operating  expenses  paid by the
Fund's  Class  A  Shares  and  Class B Shares
(after  the  voluntary waiver) were  __%  and
__%, respectively,  for the fiscal year ended
April 30, 2007.
(5) Although not contractually  obligated  to
do   so,   the   Advisor,   distributor   and
shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __% __%

(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
   This Example is intended to help you
   compare the cost of investing in the
   Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest
   $10,000 in the Fund's Class A Shares and
   Class B Shares for the time periods
   indicated and then redeem all of your
   Shares at the end of those periods.
   Expenses assuming no redemption are also shown for the Fund's Class B Shares. The
   Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.
   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

MTB VIRGINIA MUNICIPAL BOND FUND
Cusip: 55376V796 Symbol: RSXIX           (Class A Shares)
Goal
   Current income exempt from federal regular income tax and Virginia state and local income taxes.

Strategy
   Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Virginia and Virginia municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restricitions on the dollar-weighted average maturity of the individual issues in which it invests.
   In selecting securities, the Fund's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks
   All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
* INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
* CALL RISKS. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
* TAX RISKS. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
* RISKS OF NON-DIVERSIFICATION. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.
* VIRGINIA INVESTMENT RISKS. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Virginia issuers. The economy of Virginia is relatively diversified across the service, trade and government sectors, but could be adversely impacted by changes to any of these sectors. Such changes could include changes in political parties in power, government spending cuts or economic downturn.





Performance Information
   Risk/Return Bar Chart

 Performance Over 10 Years

 Best Quarter


 Worst Quarter



The bar chart shows the variability of
the Fund's Class A Shares total returns
on a calendar year-end basis.
The total returns displayed for the Fund's
Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Class A Shares total return
for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the Fund's
   Class A Shares Average Annual Total
   returns, reduced to reflect applicable
   sales charges, for the calendar periods
   ended December 31, 2006. Return Before
   Taxes is shown. In addition, Return After
   Taxes is shown for the Fund's Class A
   Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year
   Municipal Bond Index (LB10MB), the Lehman
   Brothers 7 Year Municipal Bond Index
   (LB7MB), each a broad-based market index, the Lipper Virginia Municipal Debt Funds
   Average and the Lipper Other States
   Intermediate Municipal Debt Funds Average.
   The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years.
   The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years.
   The Lipper Virginia Municipal Debt Funds
   Average and the Lipper Other States
   Intermediate Municipal Debt Funds Average are a composite of mutual funds designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund are not affected by cash flows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                        1 YEAR 5 YEARS 10 YEARS
 CLASS A SHARES
 Return Before Taxes
 Return After Taxes on Distributions(1)
 Return After Taxes on Distributions
 and Sale of Fund Shares(1)
 LB10MB
 LB7MB
 Lipper Virginia Municipal Debt
 Funds Average
 Lipper Other States Intermediate
 Municipal Debt Funds Average

(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
   Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                CLASS A
 Maximum Sales Charge (Load) Imposed on
 Purchases (as a percentage of offering price)   4.50%
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)            None (1)
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)              None
 Redemption Fee (as a percentage of amount
 redeemed, if applicable)                         None
 Exchange Fee                                     None

(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if they are redeemed within 18 months of purchase.
Annual Fund Operating Expenses(1)
Expenses That are Deducted From
Fund Assets
(as a percentage of average net
assets)

                                                  CLASS A
 Management Fee(2)                                 0.70%
 Distribution (12b-1) Fee                          0.25%
 Other Expenses(2)                                 0.85%
 TOTAL ANNUAL FUND OPERATING
 EXPENSES (BEFORE WAIVERS)                         1.80%
 Contractual Fee Waivers
 of Fund Expenses(1)                               0.90%
 TOTAL ANTICIPATED ANNUAL FUND OPERATING EXPENSES
 (AFTER CONTRACTUAL WAIVERS)(2)                   0.90%(3)

(1)  The  percentages   shown  are  based  on
anticipated expenses through  the fiscal year
ending   April   30,   2007,   reflecting   a
contractual    agreement   to   limit   total
operating  expenses.   The   rate   at  which
expenses  are accrued during the fiscal  year
may not be  constant  and,  at any particular
point, may be greater or less than the stated
average percentage.
(2)  The Advisor has contractually  agreed  to
waive  all  or  a  portion  of  its investment
advisory  fee  (based  on  average  daily  net
assets)   and   other   fees   (including  the
distribution (12b-1) and shareholder  services
fees)   which  it  is  otherwise  entitled  to
receive  and/or  reimburse  certain  operating
expenses of  the  Fund  in  order to limit the
Fund's Class A Shares total operating expenses
to  not more than 0.90% of average  daily  net
assets for the period commencing on January 6,
2006 and continuing through April 30, 2008. As
restated,  the  management  fee,  distribution
(12b-1) fee and shareholder service  fee  paid
by  the  Fund's  Class  A  Shares  (after  the
contractual  waiver) are expected to be 0.05%,
0.25% and 0.00%,  respectively, for the fiscal
year  ending  April  30,   2007.  Total  other
expenses   paid   by   the  Fund  (after   the
contractual    waivers/reimbursements)     are
expected to be 0.60% for the fiscal year ending April 30, 2007.
(3)   The  Total  Actual  Operating  Expenses
(after  waivers)  paid  by the Fund's Class A
Shares for the fiscal period November 1, 2005 through April 30, 2006 and for the fiscal year November 1, 2004 through October 31,
2005 were 0.45% and 0.98%, respectively.
Example
   This Example is intended to help you
   compare the cost of investing in the
   Fund's Class A Shares with the cost of
   investing in other mutual funds.
   The Example assumes that you invest
   $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses shown in the table remain the same and are based upon the contractually imposed expense limitation of 0.90%. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption

MTB BALANCED FUND
Cusip: 55376T106 Symbol: ARBAX           (Class A Shares)
Cusip: 55376T205 Symbol: ABLDX           (Class B Shares)
Goal
   To provide total return. (The Fund's total return includes current income and capital appreciation from fixed income securities and equity securities.)

Strategy

   The Fund seeks its investment goal by investing primarily in a diverse portfolio of common stocks of large cap and mid cap companies,and investment grade fixed income securities. With respect to the equity portion of the portfolio, the Advisor utilizes a blended style of investing by allocating and reallocating, for investment purposes, varying portions of the portfolio to the growth style (where the Advisor looks for companies which have above average sales and earnings growth) and the value style (where DePrince, Race & Zollo, Inc., subadvisor to the value style portion, looks for companies whose securities are attractively valued relative to comparable investments.) The Advisor will also purchase investment grade fixed income securities with varying maturities, including corporate and government securities and mortgage backed securities, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities (junk bonds). The Advisor will adjust the Fund's asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. The Fund maintains at least 25% of its total assets in fixed income securities. In selecting securities for the Fund, the Advisor attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of primarily U.S. issuers. The Advisor will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities.
   For purposes of the fund strategy regarding selection of common stocks, mid cap companies will be defined as companies with market capitalizations similar to companies in the S&P Mid Cap 400 Index and the Russell Mid Cap Index; and large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definitions will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the relevant indexes. As of June 30, 2007, the market capitalization of companies in the S&P Mid Cap 400 Index ranged from $__ million to $__ billion; the market capitalization of companies in the Russell Mid Cap Index ranged from $__ billion to $__ billion; and the market capitalization of companies in the S&P 500 Index ranged from $__ million to $__ billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining mid- and large-cap companies at time of purchase will likely differ from the range at June 30, 2007.



Risks
   All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
   * STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
   * RISKS RELATED TO INVESTING FOR GROWTH. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
   * RISKS RELATED TO INVESTING FOR VALUE. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
   * RISK RELATED TO COMPANY SIZE. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
   * INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
   * CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
   * PREPAYMENT RISKS. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
   * CALL RISKS. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
   * RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
   * RISKS OF FOREIGN INVESTING. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.
   * ASSET ALLOCATION RISKS. The risk that the Advisor's asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully.
Performance Information
   Risk/Return Bar Chart

 Performance Over 10 Years

 Best Quarter


 Worst Quarter



The bar chart shows the variability of
the Fund's Class A Shares total returns
on a calendar year-end basis.
The total returns displayed for the Fund's
Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns would have been lower.
The Fund's Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the Fund's
   Class A and Class B Shares Average Annual
   Total Returns, reduced to reflect
   applicable sales charges, for the
   calendar periods ended December 31, 2006.
   Return Before Taxes is shown. In
   addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Barra Growth
   Index (S&P 500/BG), the Standard & Poor's
   500/Citigroup Growth Index (S&P 500/CG)
   and the Lehman Brothers Aggregate Bond
   Index (LBAB), respectively, broad-based
   market indexes and the Lipper Balanced
   Funds Average. The S&P 500/BG is a
   capitalization-weighted index of the
   stocks in the S&P 500 having the highest price-to-book ratios. The index consists of approximately half of the S&P 500 on a market-capitalization basis. The S&P
   500/CG is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum.
   The Fund's Advisor changed the benchmark index from the S&P 500/BG to the S&P
   500/CG because the S&P 500/BG will be
   discontinued in 2006, and the S&P will
   replace this growth style index with the S&P 500/CG. The Lipper Balanced Funds
   Average is a composite of mutual funds,
   designated by Lipper, Inc., with goals
   similar to the Fund's goals. The Lehman
   Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding.
   Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund are not affected by cash flows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                        1 YEAR 5 YEARS 10 YEARS
 CLASS A SHARES
 Return Before Taxes
 Return After Taxes on Distributions(1)
 Return After Taxes on Distributions
 and Sale of Fund Shares(1)
 CLASS B SHARES
 Return Before Taxes
 S&P 500/BG
 S&P 500/CG
 LBAB
 Lipper Balanced Funds Average

(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. (2) Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund's Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Fund's Class B Shares. The Fund's Institutional I Shares, which are not offered by this prospectus, commenced operations on July 16, 1993. The Fund's Class B Shares annual returns would have been substantially similar to those of the Fund's Institutional I Shares because Shares of each class are invested in the same portfolio of securities.
   Past performance is no guarantee of
   future results. This information
   provides you with historical
   performance information so that you can
   analyze whether the Fund's investment
   risks are balanced by its potential
   returns.
Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold
   Shares of the Fund's Class A Shares and
   Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                CLASS A CLASS B
 Maximum Sales Charge (Load) Imposed on
 Purchases (as a percentage of offering price)   5.50%   None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)            None(1)  5.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)             None    None
 Redemption Fee (as a percentage of amount
 redeemed, if applicable)                        None    None
 Exchange Fee                                    None    None

(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.
Annual Fund Operating
Expenses
(Before Waivers)(1)
Expenses That are Deducted From
Fund Assets
(as a percentage of average net
assets)

                                         CLASS A  CLASS B
 Management Fee(2)                        0.65%    0.65%
 Distribution (12b-1) Fee                0.25%(3)  0.75%
 Other Expenses(4)                         __%      __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(5)   __%    __%(6)

(1)   The  percentages  shown  are  based  on
expenses  for  the  entire  fiscal year ended
April 30, 2007. However, the  rate  at  which
expenses  are  accrued during the fiscal year
may not be constant  and,  at  any particular
point, may be greater or less than the stated
average percentage.
(2) The Advisor voluntarily waived  a portion
of   the  management  fee.  The  Advisor  can
terminate  this voluntary waiver at any time.
The management  fee  paid  by the Fund (after
the voluntary waiver) was __%  for the fiscal
year ended April 30, 2007.
(3) A portion of the distribution (12b-1) fee
for  the  Fund's  Class  A  Shares  has  been
voluntarily waived. This voluntary waiver can
be  terminated  at any time. The distribution
(12b-1) fee paid by the Fund's Class A Shares
(after the voluntary  waiver) was __% for the
fiscal year ended April 30, 2007.
(4) The shareholder services provider voluntarily waived its fee for the Fund's Class A
Shares and a portion of  its  fee for Class B
Shares. The shareholder services provider can
terminate this voluntary waiver  at any time.
Total  other operating expenses paid  by  the
Fund's Class  A  Shares  and  Class  B Shares
(after  the  voluntary  waiver) were __%  and
__%,  for  the fiscal year  ended  April  30,
2007.
(5) Although  not  contractually obligated to
do   so,   the   Advisor,   distributor   and
shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __% __%

(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
   This Example is intended to help you
   compare the cost of investing in the
   Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest
   $10,000 in the Fund's Class A Shares and
   Class B Shares for the time periods
   indicated and then redeem all of your
   Shares at the end of those periods.
   Expenses assuming no redemption are also shown for the Fund's Class B Shares. The
   Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.
   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

MTB MANAGED ALLOCATION FUNDS

Goals

MTB MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH seeks capital appreciation.

MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH seeks capital appreciation and income.

MTB MANAGED ALLOCATION FUND - MODERATE GROWTH seeks capital appreciation and, secondarily, income.

Strategies
   Each Managed Allocation Fund seeks to achieve its goal by investing in a combination of underlying funds ("Underlying Funds") managed by the Advisor. Each Fund's assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that each Fund normally has exposure to each of these asset classes within the noted percentage ranges. With respect to each Fund, the amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve that Fund's goal based upon the Advisor's view of economic conditions. In the case of MTB Managed Allocation Fund - Aggressive Growth and MTB Managed Allocation Fund - Moderate Growth, the largest allocations normally are to Underlying Funds that invest primarily in equity securities (Underlying Equity Funds). With respect to MTB Managed Allocation Fund - Moderate Growth, however, the amount allocated to Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and money market funds (Underlying Money Market Funds) can at times exceed the amount in equities. In the case of MTB Managed Allocation Fund - Conservative Growth, the largest allocations normally are to Underlying Fixed Income Funds, but at times the amount allocated to Underlying Equity Funds and Underlying Money Market Funds can exceed the amount in Underlying Fixed Income Funds. Each Underlying Equity Fund employs a growth, value or blended style of investing and, together, the Underlying Equity Funds invest in companies representing a wide range of market capitalizations. For further information regarding the Underlying Funds, see "Summary of Goals, Strategies, and Risks of the Underlying Funds." Certain of the Underlying Funds invest in foreign securities and below investment grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities
   (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.
MTB Managed Allocation Fund -
Aggressive Growth
   The Fund currently plans to invest in
   shares of the following underlying MTB
   Funds within the percentage ranges
   indicated.

                                      INVESTMENT RANGE
                                     (PERCENTAGE OF THE
                                     MANAGED ALLOCATION
                                     FUND - AGGRESSIVE
 ASSET CLASS                           GROWTH ASSETS)
 MONEY MARKET FUNDS                        0-20%
 Prime Money Market Fund
 U.S. Treasury Money Market Fund
 Money Market Fund
 FIXED INCOME FUNDS                        0-30%
 Short Duration Government Bond Fund
 Intermediate-Term Bond Fund
 U.S. Government Bond Fund
 Income Fund
 Short-Term Corporate Bond Fund

                            INVESTMENT RANGE
                           (PERCENTAGE OF THE
                           MANAGED ALLOCATION
                           FUND - AGGRESSIVE
 ASSET CLASS                 GROWTH ASSETS)
 EQUITY FUNDS                   70-100%
 Large Cap Growth Fund
 Small Cap Stock Fund            INVEST
 International Equity Fund
 Mid Cap Stock Fund
 Large Cap Stock Fund
 Large Cap Value Fund
 Small Cap Growth Fund
 Mid Cap Growth Fund
 Equity Income Fund
 Equity Index Fund

MTB Managed Allocation Fund -
Conservative Growth
   The Fund currently plans to invest in
   shares of the following underlying MTB
   Funds within the percentage ranges
   indicated:

                                      INVESTMENT RANGE
                                     (PERCENTAGE OF THE
                                     MANAGED ALLOCATION
                                     FUND - CONSERVATIVE
 ASSET CLASS                           GROWTH ASSETS)
 MONEY MARKET FUNDS                         0-50%
 Prime Money Market Fund
 U.S. Treasury Money Market Fund
 Money Market Fund
 FIXED INCOME FUNDS                        35-70%
 Short Duration Government Bond Fund
 Intermediate-Term Bond Fund
 U.S. Government Bond Fund
 Income Fund
 Short-Term Corporate Bond Fund
 EQUITY FUNDS                               5-50%
 Large Cap Growth Fund
 Small Cap Stock Fund
 International Equity Fund
 Mid Cap Stock Fund
 Large Cap Stock Fund
 Large Cap Value Fund
 Small Cap Growth Fund
 Mid Cap Growth Fund
 Equity Income Fund
 Equity Index Fund

MTB Managed Allocation Fund -
Moderate Growth
   The Fund currently plans to invest
   in shares of the following MTB
   Funds within the percentage ranges
   indicated:

                                      INVESTMENT RANGE
                                     (PERCENTAGE OF THE
                                     MANAGED ALLOCATION
                                      FUND - MODERATE
 ASSET CLASS                           GROWTH ASSETS)
 MONEY MARKET FUNDS                        0-45%
 Prime Money Market Fund
 U.S. Treasury Money Market Fund
 Money Market Fund
 FIXED INCOME FUNDS                        15-50%
 Short Duration Government Bond Fund
 Intermediate-Term Bond Fund
 U.S. Government Bond Fund
 Income Fund
 Short-Term Corporate Bond Fund
 EQUITY FUNDS                              40-80%
 Large Cap Growth Fund
 Small Cap Stock Fund
 International Equity Fund
 Mid Cap Stock Fund
 Large Cap Stock Fund
 Large Cap Value Fund
 Small Cap Growth Fund
 Mid Cap Growth Fund
 Equity Income Fund
 Equity Index Fund

Goals, Strategies and Risks of the Underlying Funds
   The goals, strategies and risks of each
   Underlying Fund other than Prime Money
   Market Fund, U.S. Treasury Money Market
   Fund and Money Market Fund (Underlying
   Money Market Funds) are set forth
   elsewhere in this prospectus. A summary
   of the goals, strategies and risks of the Underlying Money Market Funds is as follows:
   GOALS. The goal of each Underlying Money
   Market Fund is to seek current income with liquidity and stability of principal by investing in high quality money market instruments. Each Underlying Money Market
   Fund seeks to maintain a constant net
   asset value of $1.00 per share for
   purchases and redemptions.
   STRATEGIES. U.S. Treasury Money Market
   Fund invests primarily in Treasury
   Securities and Repurchase Agreements
   secured by Treasury Securities. Prime
   Money Market Fund may invest primarily in Bank Instruments, Corporate Debt
   Securities, Municipal Securities, Variable
   Rate Demand Instruments, Mortgage-Backed
   Securities, Asset-Backed Securities,
   Treasury Securities, Agency Securities and
   Repurchase Agreements. Money Market Fund invests primarily in Treasury Securities,
   Agency Securities, Corporate Debt
   Securities and Bank Instruments. Each of these Funds may engage in Securities
   Lending.
   RISKS. The principal risks applicable to Underlying Money Market Funds are, in the case of U.S. Treasury Money Market Fund,
   Interest Rate Risks and Call Risks; and in the case of Prime Money Market Fund and Money Market Fund, Interest Rate Risks,
   Call Risks, Credit Risks, Prepayment Risks and Risks of Foreign Investing.
   Additional information on the Underlying
   Money Market Funds can be found in
   separate MTB Funds prospectuses, which
   are available by calling (800) 836-2211.
Risks Common to the Managed Allocation Funds
   In addition to the risks of each
   Underlying Fund, each Managed
   Allocation Fund is subject to the
   following factors:
   * Both the Managed Allocation Funds and the Underlying Funds in which they invest bear fees and expenses, so investment in a Managed Allocation Fund may be subject to certain duplicate expenses.
   * The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which a Managed Allocation Fund may invest.
MTB MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH
Cusip: 55376T643 Symbol: VMAGX (Class A Shares), Cusip:
55376T635 Symbol: VMABX (Class B Shares)
Performance Information
   Risk/Return Bar Chart

 Performance Over 7 Years

 Best Quarter


 Worst Quarter



   The bar chart shows the variability of
   the Fund's Class A Shares total returns
   on a calendar year-end basis.
   The total returns displayed for the
   Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
   The Fund's Class A Shares total return
   for the six-month period from January 1, 2007 to June 30, 2007 was __%.

Average Annual Total Return Table
   The following table represents the Fund's
   Class A Shares and Class B Shares Average
   Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return
   Before Taxes is shown. In addition, Return
   After Taxes is shown for the Fund's Class
   A Shares to illustrate the effect of
   federal taxes on Fund returns. Actual
   after-tax returns depend on each
   investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard
   & Poor's 500 Index (S&P 500) and the
   Lehman Brothers Aggregate Bond Index
   (LBAB), broad-based market indexes. The
   S&P 500 is an unmanaged capitalization
   weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations,
   U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund are not affected by cash flows. It is not possible to invest directly in an index.
(For the calendar periods ended December 31, 2006)

                                                           START OF
                                         1 YEAR 5 YEARS PERFORMANCE(1)
 CLASS A SHARES
 Returns Before Taxes
 Returns After Taxes on Distributions(2)
 Returns After Taxes on Distributions
 and Sale of Fund Shares(2)
 CLASS B SHARES
 S&P 500
 LBAB

(1) The Fund's Class A Shares and Class B
Shares start of performance date was February
18, 1999 and April 20, 2002, respectively.
(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. (3) Total returns for the indexes are based on the Fund's Class A Shares start of performance date of February 18, 1999.
   Past performance is no guarantee of
   future results. This information
   provides you with historical
   performance information so that you can
   analyze whether the Fund's investment
   risks are balanced by its potential
   returns.
Fees and Expenses
   This table describes the fees and
   expenses that you may pay if you buy
   and hold the Fund's Class A Shares and
   Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                  CLASS A CLASS B
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price)  5.00%   None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)              None(1)  5.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)               None    None
 Redemption Fee (as a percentage of amount
 redeemed, if applicable)                          None    None
 Exchange Fee                                      None    None

(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.
Annual Fund Operating
Expenses
(Before Waivers)(1)
Expenses That are Deducted From
Fund Assets
(as a percentage of average net
assets)

                                         CLASS A CLASS B
 Management Fee(2)                        0.25%   0.25%
 Distribution (12b-1) Fee(3)              0.25%   0.75%
 Other Expenses(4)                         __%     __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(5)   __%   __%(6)

(1)  The  percentages  shown  are  based   on
expenses  for  the  entire  fiscal year ended
April 30, 2007. However, the  rate  at  which
expenses  are  accrued during the fiscal year
may not be constant  and,  at  any particular
point, may be greater or less than the stated
average percentage.
(2) The Advisor voluntarily waived  a portion
of   the  management  fee.  The  Advisor  can
terminate  this voluntary waiver at any time.
The management  fee  paid  by the Fund (after
the voluntary waiver) was __%  for the fiscal
year ended April 30, 2007.
(3) The distribution (12b-1) fee for the Fund's Class A Shares was voluntarily waived.
Additionally,  a  portion of the distribution
(12b-1) fee for the Fund's Class B Shares was
voluntarily waived.This  voluntary waiver can
be terminated at any time.  The  distribution
(12b-1) fee paid by the Fund's Class A Shares
and  Class  B  Shares  (after  the  voluntary
waiver)  was  __% and __%, respectively,  for
the fiscal year ended April 30, 2007.
(4) The shareholder services provider voluntarily waived its fee for the Fund's Class A
Shares and Class  B  Shares.  The shareholder
services   provider   can   terminate    this
voluntary  waiver  at  any  time. Total other
operating expenses paid by the Fund's Class A
Shares   and   Class  B  Shares  (after   the
voluntary   waiver)   were   __%   and   __%,
respectively, for the fiscal year ended April
30, 2007.
(5) Although  not  contractually obligated to
do   so,   the   Advisor,   distributor   and
shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __% __%

(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
   This Example is intended to help you
   compare the cost of investing in the
   Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest
   $10,000 in the Fund's Class A Shares and
   Class B Shares for the time periods
   indicated and then redeem all of your
   Shares at the end of those periods.
   Expenses assuming no redemption are also shown for the Fund's Class B Shares. The
   Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.
   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH
Cusip: 55376T627 Symbol: VMCGX (Class A Shares)
Cusip: 55376T619 Symbol: VMCBX (Class B Shares)
Performance Information
   Risk/Return Bar Chart

 Performance Over 7 Years

 Best Quarter


 Worst Quarter



The bar chart shows the variability of
the Fund's Class A Shares total returns
on a calendar year-end basis.
The total returns for the Fund's Class
A Shares do not reflect payment of any
sales charges or recurring shareholder
account fees. If these charges or fees
had been included, the returns would
have been lower.
The Fund's Class A Shares total return
for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the Fund's
   Class A Shares and Class B Shares Average
   Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return
   Before Taxes is shown. In addition, Return
   After Taxes is shown for the Fund's Class
   A Shares to illustrate the effect of
   federal taxes on Fund returns. Actual
   after-tax returns depend on each
   investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman
   Brothers Aggregate Bond Index (LBAB) and the Standard & Poor's 500 Index (S&P 500), broad-based market indexes. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations,
   U.S. investment grade corporate debt and mortgage backed obligations. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund are not affected by cash flows. It is not possible to invest directly in an index.
(For the calendar periods ended December 31, 2006)

                                                           START OF
                                         1 YEAR 5 YEARS PERFORMANCE(1)
 CLASS A SHARES
 Returns Before Taxes
 Returns After Taxes on Distributions(2)
 Returns After Taxes on Distributions
 and Sale of Fund Shares(2)
 CLASS B SHARES
 Returns Before Taxes
 LBAB
 S&P 500

(1) The Fund's Class A Shares and Class B
Shares start of performance dates were
February 3, 1999 and April 30, 2002,
respectively.
(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. (3) Total returns for the indexes are based on the Fund's Class A Shares start of performance date of February 3, 1999.
   Past performance is no guarantee of
   future results. This information
   provides you with historical
   performance information so that you can
   analyze whether the Fund's investment
   risks are balanced by its potential
   returns.
Fees and Expenses
   This table describes the fees and
   expenses that you may pay if you buy
   and hold Shares of the Fund's Class A
   Shares and Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                  CLASS A CLASS B
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price)  4.00%   None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)              None(1)  5.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)               None    None
 Redemption Fee (as a percentage of amount
 redeemed, if applicable)                          None    None
 Exchange Fee                                      None    None

(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.
Annual Fund Operating Expenses
(Before Waivers and
Reimbursement)(1)
Expenses That are Deducted From
Fund Assets
(as a percentage of average net
assets)

                                         CLASS A CLASS B
 Management Fee(2)                        0.25%   0.25%
 Distribution (12b-1) Fee(3)              0.25%   0.75%
 Other Expenses(4)                         __%     __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(5)   __%   __%(6)

(1)  The  percentages  shown  are  based   on
expenses  for  the  entire  fiscal year ended
April 30, 2007. However, the  rate  at  which
expenses  are  accrued during the fiscal year
may not be constant,  and  at  any particular
point, may be greater or less than the stated
average percentage.
(2)  The Advisor has voluntarily  waived  the
management  fee.  The  Advisor  can terminate
this  voluntary  waiver  at  any  time.   The
management  fee  paid  by the Fund (after the
voluntary waiver) was __% for the fiscal year
ended April 30, 2007.
(3) The distribution (12b-1) fee for the Fund's Class A Shares was voluntarily waived.
Additionally, a portion  of  the distribution
(12b-1) fee for the Fund's Class B Shares was
voluntarily  waived. These voluntary  waivers
can   be  terminated   at   any   time.   The
distribution  (12b-1)  fee paid by the Fund's
Class A Shares and Class  B Shares (after the
voluntary   waiver)   were   __%   and   __%,
respectively, for the fiscal year ended April
30, 2007.
(4) The shareholder services provider voluntarily waived its fee for the Fund's Class A
Shares  and  Class B Shares and  the  advisor
voluntarily  reimbursed   certain   operating
expenses   of   the   Fund.  The  shareholder
services provider and advisor  can  terminate
this  voluntary  waiver and reimbursement  at
any time. Total other operating expenses paid
by the Fund's Class  A  Shares  and  Class  B
Shares   (after   the  voluntary  waiver  and
reimbursement) were __% and __%, respectively
for the fiscal year ended April 30, 2007.
(5) Although not contractually  obligated  to
do   so,   the   Advisor,   distributor,  and
shareholder services provider waived and/or reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April
30, 2006.

 Total Waivers and Reimbursement of Fund Expenses __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES
 (AFTER WAIVERS AND REIMBURSEMENT)                __% __%

(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
   This Example is intended to help you
   compare the cost of investing in the
   Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest
   $10,000 in the Fund's Class A Shares and
   Class B Shares for the time periods
   indicated and then redeem all of your
   Shares at the end of those periods.
   Expenses assuming no redemption are also shown for the Fund's Class B Shares. The
   Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers and the reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

MTB MANAGED ALLOCATION FUND - MODERATE GROWTH
Cusip: 55376T593 Symbol: VMMGX (Class A Shares)
Cusip: 55376T585 Symbol: VMMBX (Class B Shares)
Performance Information
   Risk/Return Bar Chart

Performance Over 7 Years

 Best Quarter


 Worst Quarter



The bar chart shows the variability of
the Fund's Class A Shares total returns
on a calendar year-end basis.
The total returns displayed for the Fund's
Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Class A Shares total return
for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the
   Fund's Class A Shares Average Annual
   Total Returns, reduced to reflect
   applicable sales charges, for the
   calendar periods ended December 31,
   2006. Return Before Taxes is shown. In
   addition, Return After Taxes is shown
   for the Fund's Class A Shares to
   illustrate the effect of federal taxes
   on Fund returns. Actual after-tax
   returns depend on each investor's
   personal tax situation, and are likely
   to differ from those shown. The table
   also shows returns for the Standard &
   Poor's 500 Index (S&P 500) and the
   Lehman Brothers Aggregate Bond Index
   (LBAB), broad-based market indexes. The
   S&P 500 is an unmanaged capitalization
   weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The
   LBAB is an index measuring both the
   capital price changes and
income provided by the underlying
universe of securities, comprised of U.S.
Treasury obligations, U.S. investment
grade corporate debt and mortgage backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund are not affected by cash flows. It is not possible to invest directly in an index.
(For the calendar periods ended December 31, 2006)

                                                           START OF
                                         1 YEAR 5 YEARS PERFORMANCE(1)
 CLASS A SHARES
 Returns Before Taxes
 Returns After Taxes on Distributions(2)
 Returns After Taxes on Distributions
 and Sale of Fund Shares(2)
 CLASS B SHARES
 Return Before Taxes
 S&P 500
 LBAB

(1) The Fund's Class A Shares and Class B
Shares start of performance date was February
4, 1999 and April 30, 2002, respectively.
(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. (3) Total returns for the indexes are based on the Fund's Class A Shares start of performance date of February 4, 1999.
   Past performance is no guarantee of
   future results. This information
   provides you with historical
   performance information so that you can
   analyze whether the Fund's investment
   risks are balanced by its potential
   returns.
Fees and Expenses
   This table describes the fees and
   expenses that you may pay if you buy
   and hold Shares of the Fund's Class A
   Shares and Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                  CLASS A CLASS B
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price)  4.50%   None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)              None(1)  5.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)               None    None
 Redemption Fee (as a percentage of amount
   redeemed, if applicable)                        None    None
 Exchange Fee                                      None    None

(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.
Annual Fund Operating
Expenses (Before Waivers)(1)
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)

                                         CLASS A  CLASS B
 Management Fee                           0.25%    0.25%
 Distribution (12b-1) Fee                0.25%(2)  0.75%
 Other Expenses                           __%(3)    __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(4)   __%    __%(5)

(1)   The  percentages  shown  are  based  on
expenses  for  the  entire  fiscal year ended
April 30, 2007. However, the  rate  at  which
expenses  are  accrued during the fiscal year
may not be constant  and  at  any  particular
point, may be greater or less than the stated
average percentage.
(2) A portion of the distribution (12b-1) fee
for  the  Fund's  Class  A  Shares  has  been
voluntarily waived. This voluntary waiver can
be  terminated  at any time. The distribution
(12b-1) fee paid by the Fund's Class A Shares
(after the voluntary  waiver)  is __% for the
fiscal year ended April 30, 2007.
(3)   The   shareholder   services   provider
voluntarily  waived a portion of its fee  for
the Fund's Class  A  Shares.  The shareholder
services   provider   can   terminate    this
voluntary  waiver  at  any  time. Total other
operating expenses paid by the Fund's Class A
Shares (after the voluntary waiver)  were __%
for the fiscal year ended April 30, 2007.
(4)  Although not contractually obligated  to
do  so,   the   distributor  and  shareholder
services  provider  waived  certain  amounts.
These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __% __%

(5) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
   This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
The Example assumes that you invest
$10,000 in the Fund's Class A Shares and
Class B Shares for the time periods
indicated and then redeem all of your
Shares at the end of those periods.
Expenses assuming no redemption are also shown for the Fund's Class B Shares. The
Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

MTB EQUITY INCOME FUND
Cusip: 55376T403 Symbol: ARERX           (Class A Shares)
Cusip: 55376T502 Symbol: AEIBX  (Class B Shares)
Goal
   Current income and growth of capital.

Strategy
   The Fund seeks its investment goal by investing primarily in dividend-paying U.S. common stocks and other equity securities. Under normal circumstances, at least 80% of the value of the Fund's net assets will be invested in dividend-paying equity securities. The Fund may, to a limited extent, purchase convertible and preferred stocks and investment grade fixed income securities. The Fund's investment advisor will build a broadly diversified portfolio of stocks of mid-size and large companies that have an above-average dividend yield relative to the broad stock market.
   In selecting securities for the Fund, the Advisor purchases stocks of high-quality companies that have consistently paid dividends. In addition, the Advisor will generally invest in stocks of companies whose securities are attractively valued relative to comparable investments.

Risks
   All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
   * STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
   * RISKS RELATED TO INVESTING FOR VALUE. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
   * RISKS RELATED TO COMPANY SIZE. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
Performance Information
   Risk/Return Bar Chart

 Performance Over 10 Years

 Best Quarter


 Worst Quarter



The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.
The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges had been included, the returns would have been lower.
The Fund's Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the Fund's
   Class A Shares and Class B Shares Average
   Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return
   Before Taxes is shown. In addition, Return
   After Taxes is shown for the Fund's Class
   A Shares to illustrate the effect of
   federal taxes on Fund returns. Actual
   after-tax returns depend on each
   investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard
   & Poor's 500 Index (S&P 500), a broad-
   based market index, the Russell 1000 Value
   Index (Russell 1000 Value), a broad-based market index, and the Lipper Equity Income
   Funds Average. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
   The Russell 1000 Value measures the
   performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000
   Index. The Lipper Equity Income Funds
   Average is a composite of mutual funds,
   designated by Lipper, Inc., with goals
   similar to the Fund's goals. Total returns for the indexes shown do not reflect sale charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund are not affected by cash flows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                                          START OF
                                        1 YEAR 5 YEARS PERFORMANCE(1)
 CLASS A SHARES
 Return Before Taxes
 Return After Taxes on Distributions(2)
 Return After Taxes on Distributions
 and Sale of Fund Shares(2)
 CLASS B SHARES
 Return Before Taxes
 S&P 500
 Russell 1000 Value
 Lipper Equity Income Funds Average

(1) The Fund's Class A and Class B Shares start of performance dates were November 18, 1996 and August 25, 2003, respectively.
(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. (3) Total returns for the indexes are based on the Fund's Class A Shares start of performance date of November 18, 1996.
   Past performance is no guarantee of
   future results. This information
   provides you with historical
   performance information so that you can
   analyze whether the Fund's investment
   risks are balanced by its potential
   returns.

Fees and Expenses
   This table describes the fees and
   expenses that you may pay if you buy
   and hold the Fund's Class A Shares and
   Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                  CLASS A CLASS B
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price)  5.50%   None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)               None    5.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)               None    None
 Redemption Fee (as a percentage of amount
 redeemed, if applicable)                          None    None
 Exchange Fee                                      None    None

Annual Fund Operating
Expenses
(Before Waivers)(1)
Expenses That are Deducted From
Fund Assets
(as a percentage of average net
assets)

                                         CLASS A  CLASS B
 Management Fee(2)                        0.70%    0.70%
 Distribution (12b-1) Fee                0.25%(3)  0.75%
 Other Expenses                           __%(4)    __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(5)   __%    __%(6)

(1)   The  percentages  shown  are  based  on
expenses  for  the  entire  fiscal year ended
April 30, 2007. However, the  rate  at  which
expenses  are  accrued during the fiscal year
may not be constant  and,  at  any particular
point, may be greater or less than the stated
average percentage.
(2) The advisor voluntarily waived  a portion
of   the  management  fee.  The  advisor  can
terminate  this voluntary waiver at any time.
The management  fee  paid  by the Fund (after
the voluntary waiver) was __%  for the fiscal
year ended April 30, 2007.
(3) A portion of the distribution (12b-1) fee
for  the  Fund's  Class  A  Shares  has  been
voluntarily waived. This voluntary waiver can
be  terminated  at any time. The distribution
(12b-1) fee paid by the Fund's Class A Shares
(after the voluntary  waiver) was __% for the
fiscal year ended April 30, 2007.
(4)   The   shareholder   services   provider
voluntarily waived a portion  of  its fee for
the  Fund's  Class  A Shares. The shareholder
services   provider   can    terminate   this
voluntary  waiver  at any time.  Total  other
operating expenses paid by the Fund's Class A
Shares  (after  the  voluntary  waiver)  were
0.39%  for the fiscal year  ended  April  30,
2007.
(5) Although  not  contractually obligated to
do   so,   the   advisor,   distributor   and
shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __% __%

(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
   This Example is intended to help you
   compare the cost of investing in the
   Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest
   $10,000 in the Fund's Class A Shares and
   Class B Shares for the time periods
   indicated and then redeem all of your
   Shares at the end of those periods.
   Expenses assuming no redemption are also shown for the Fund's Class B Shares. The
   Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.
   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

MTB EQUITY INDEX FUND
Cusip: 55376T700 Symbol: ARKAX           (Class A Shares)
Cusip: 55376T809 Symbol: ARKBX           (Class B Shares)
Goal
   Investment results that correspond to the performance of the Standard & Poor's 500 Index (S&P 500).

Strategy
   The Fund seeks its investment goal by investing in substantially all of the securities listed in the S&P 500, which is comprised of 500 selected securities (mostly common stocks). Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of companies included in the S&P 500. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P
   500. The Fund will approximate the industry and sector weightings of the S&P 500 by matching the weightings of the stocks included in the S&P 500.
   The Fund may, to a limited extent, invest in futures contracts, options, options on futures, and index participation contracts based on the S&P 500. The Fund will invest in these contracts and options to maintain sufficient liquidity to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.
   Although the Fund will not replicate the performance of the S&P 500 precisely, it is anticipated that there will be a close correlation between the Fund's performance and that of the S&P 500 in both rising and falling markets. The size and timing of cash flows and the level of expenses are the principal factors that contribute to the lack of precise correlation between the S&P 500 and the Fund. The Fund attempts to achieve a 95% or better correlation between the performance of the Fund and that of the S&P 500.

Risks
   All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
   * STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
   * TRACKING ERROR RISKS. Due to additional expenses borne by the Fund which are not borne by the Fund's benchmark index, the Fund may not be able achieve its investment objective of accurately correlating to the S&P 500.
Performance Information
   Risk/Return Bar Chart

Performance Over 9 Years

 Best Quarter


 Worst Quarter



   The bar chart shows the variability of
   the Fund's Class A Shares total returns
   on a calendar year-end basis. The total
   returns displayed for the Fund's Class A
   Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Fund's Class A
   Shares total return for the six-month
   period from January 1, 2007 to June 30,
   2007 was __%.

Average Annual Total Return Table
   The following table represents the Fund's
   Class A Shares and Classs B Shares Average
   Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return
   Before Taxes is shown. In addition, Return
   After Taxes is shown for the Fund's Class
   A Shares to illustrate the effect of
   federal taxes on Fund returns. Actual
   after-tax returns depend on each
   investor's personal tax situation and are likely to differ from those shown. The table also shows returns for the Standard
   & Poor's 500 Index (S&P 500), a broad-
   based market index, and Lipper Standard &
   Poor's 500 Index Average (LS&P500). The
   S&P 500 is an unmanaged capitalization
   weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LS&P500 is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund is not affected by cash flows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                                          START OF
                                        1 YEAR 5 YEARS PERFORMANCE(1)
 CLASS A SHARES
 Return Before Taxes
 Return After Taxes on Distributions(2)
 Return After Taxes on Distributions
 and Sale of Fund Shares(2)
 CLASS B SHARES
 Return Before Taxes
 S&P 500
 LS&P 500

(1) The Fund's Class A Shares start of
performance date was November 3, 1997 and the Class B Shares start of performance date was August 25, 2003.
(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. (3) Total returns for the indexes are based on the Fund's Class A Shares start of performance date of November 3, 1997.
   Past performance is no guarantee of
   future performance. This information
   provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Fees and Expenses
   This table describes the fees and
   expenses that you may pay if you buy
   and hold Shares of the Fund's Class A
   Shares and Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                  CLASS A CLASS B
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price)  5.50%   None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)               None    5.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)               None    None
 Redemption Fee (as a percentage of amount
 redeemed, if applicable)                          None    None
 Exchange Fee                                      None    None

Annual Fund Operating
Expenses (Before Waivers)(1)
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)

                                         CLASS A  CLASS B
 Management Fee(2)                        0.20%    0.20%
 Distribution (12b-1) Fee                0.25%(3)  0.75%
 Other Expenses                           __%(4)    __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(5)   __%    __%(6)

(1)  The  percentages  shown  are  based   on
expenses  for  the  entire  fiscal year ended
April 30, 2007. However, the  rate  at  which
expenses  are  accrued during the fiscal year
may not be constant  and  at  any  particular
point, may be greater or less than the stated
average percentage.
(2) The Advisor voluntarily waived a  portion
of   the  management  fee.  The  Advisor  can
terminate  this voluntary waiver at any time.
The management  fee  paid  by the Fund (after
the voluntary waiver) was __%  for the fiscal
year ended April 30, 2007.
(3) A portion of the distribution (12b-1) fee
for  the  Fund's  Class  A  Shares  has  been
voluntarily   waived.   The  distributor  can
terminate this voluntary  waiver at any time.
The  distribution  (12b-1) fee  paid  by  the
Fund's Class A Shares  (after  the  voluntary
waiver)  was  __%  for  the fiscal year ended
April 30, 2007.
(4)   The   shareholder   services   provider
voluntarily waived a portion  of  its fee for
the  Fund's  Class  A Shares. The shareholder
services   provider   can    terminate   this
voluntary  waiver  at any time.  Total  other
operating expenses paid by the Fund's Class A
Shares (after the voluntary  waiver)  was __%
for the fiscal year ended April 30, 2007.
(5)  Although not contractually obligated  to
do  so,   the   Advisor,   distributor,   and
shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __% __%

(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
   This Example is intended to help you
   compare the cost of investing in the
   Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest
   $10,000 in the Fund's Class A Shares and
   Class B Shares for the time periods
   indicated and then redeem all of your
   Shares at the end of those periods.
   Expenses assuming no redemption are also shown for the Fund's Class B Shares. The
   Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.
   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

MTB INTERNATIONAL EQUITY FUND
Cusip: 55376T791 Symbol: GVIEX           (Class A Shares)
Cusip: 55376T783 Symbol: VIEFX  (Class B Shares)
Goal
   To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Strategy
   The Fund will invest substantially all, but under normal circumstances not less than 80% (measured at time of purchase), of the value of its net assets (plus borrowings for investment purposes, if any) in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East (MSCI EAFE) Index{reg-trade-mark}, the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Fund's sub-advisors, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations); SSgA Funds Management, Inc. (SSgA FM) (with respect to the core style portion of the portfolio, where SSgA FM uses value, growth and investor sentiment factors to determine stock selection); and Hansberger Global Investors, Inc. (HGI) (with respect to the growth style portion of the portfolio, where HGI looks for companies which have above-average sales and earnings growth).

 Risks
   All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
   * STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
   * RISKS RELATED TO INVESTING FOR GROWTH. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
   * RISKS RELATED TO INVESTING FOR VALUE. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
   * RISKS OF FOREIGN INVESTING. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.
   * CURRENCY RISKS. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.
   * RISKS OF INVESTING IN EMERGING MARKET COUNTRIES. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets.
   * ACTIVE TRADING RISKS. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
Performance Information
   Risk/Return Bar Chart

 Performance Over 7 Years

 Best Quarter


 Worst Quarter



The bar chart shows the variability of
the Fund's Class A Shares total returns
on a calendar year-end basis.
The total returns displayed for the Fund's
Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges had been included, the returns would have been lower.
The Fund's Class A Shares total return
for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the Fund's
   Class A Shares and Class B Shares Average
   Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return
   Before Taxes is shown. In addition, Return
   After Taxes is shown for the Fund's Class
   A Shares to illustrate the effect of
   federal taxes on Fund returns. Actual
   after-tax returns depend on each
   investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Morgan
   Stanley Capital International - Europe,
   Australasia and Far East Index (MSCI-EAFE) and the Lipper International Large Cap
   Core Funds Average. The MSCI-EAFE is a
   market capitalization-weighted equity
   index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America.
   The Lipper International Large Cap Core
   Funds Averge is a composite of mutual
   funds, designated by Lipper, Inc., with
   goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund is not affected by cash flows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                                          START OF
                                        1 YEAR 5 YEARS PERFORMANCE(1)
 CLASS A SHARES
 Return Before Taxes
 Return After Taxes on Distributions(2)
 Return After Taxes on Distributions
 and Sale of Fund Shares(2)
 CLASS B SHARES
 Return Before Taxes
 MSCI-EAFE
 Lipper International Large Cap
 Core Funds Average

(1) The Fund's Class A and Class B Shares start of performance dates were February 9, 1999 and January 10, 2001, respectively.
(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. (3) Total returns for the indexes are based on the Fund's Class A Shares start of performance date of February 9, 1999.
   Past performance is no guarantee of
   future results. This information
   provides you with historical
   performance information so that you can
   analyze whether the Fund's investment
   risks are balanced by its potential
   returns.
Fees and Expenses
   This table describes the fees and
   expenses that you may pay if you buy
   and hold the Fund's Class A Shares and
   Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                  CLASS A CLASS B
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price)  5.50%   None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)              None(1)  5.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)               None    None
 Redemption Fee (as a percentage of amount
 redeemed, if applicable)                          None    None
 Exchange Fee                                      None    None

(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.
Annual Fund Operating
Expenses
(Before Waivers)(1)
Expenses That are Deducted From
Fund Assets
(as a percentage of average net
assets)

                                         CLASS A  CLASS B
 Management Fee                           1.00%    1.00%
 Distribution (12b-1) Fee                0.25%(2)  0.75%
 Other Expenses(3)                         __%      __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(4)   __%    __%(5)

(1)  The  percentages   shown  are  based  on
expenses  for  the entire fiscal  year  ended
April 30, 2007.  However,  the  rate at which
expenses  are accrued during the fiscal  year
may not be  constant  and  at  any particular
point, may be greater or less than the stated
average percentage.
(2) A portion of the distribution (12b-1) fee
has  been voluntarily waived for  the  Fund's
Class  A Shares. This voluntary waiver can be
terminated  at  any  time.  The  distribution
(12b-1) fee paid by the Fund's Class A Shares
(after the voluntary waiver) was __%  for the
fiscal year ended April 30, 2007.
(3) The shareholder services provider voluntarily waived its fee for the Fund's Class A
Shares and a portion of its fee for the
Fund's Class B Shares. The shareholder
services provider can terminate this
voluntary waiver at any time. Total other
operating expenses paid by the Fund's Class A
Shares and Class B Shares (after the
voluntary waiver) were __% and __%,
respectively, for the fiscal year ended April
30, 2007.
(4)  Although not contractually obligated  to
do  so,   the   distributor  and  shareholder
services  provider  waived  certain  amounts.
These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __% __%

(5) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
   This Example is intended to help you
   compare the cost of investing in the
   Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest
   $10,000 in the Fund's Class A Shares and
   Class B Shares for the time periods
   indicated and then redeem all of your
   Shares at the end of those periods.
   Expenses assuming no redemption are also shown for the Fund's Class B Shares. The
   Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.
   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

MTB LARGE CAP GROWTH FUND
Cusip: 55376T767 Symbol: VLCPX           (Class A Shares)
Cusip: 55376T759 Symbol: VLGRX           (Class B Shares)
Goal
   To provide capital appreciation.

Strategy

   The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap companies. Equity securities include common and preferred stocks as well as convertible securities. The Advisor uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well-established large cap companies that:
   *   have a strong history of earnings growth;
   * are attractively priced, relative to the company's potential for above-average, long-term earnings and revenue growth;
   *   have strong balance sheets;
   *   have a sustainable competitive advantage; and
   *   are currently, or have the potential to become, industry leaders.
   The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security's price or to hedge against its potential price volatility.

For the purposes of the 80% limitation, large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2007, the market capitalization of companies in the S&P 500 Index ranged from $__ million to $__ billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2007.
Risks
   All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
   * STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
   * RISKS RELATED TO INVESTING FOR GROWTH. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
   * CLOSE OUT RISKS. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
   * LEVERAGE RISKS. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



Performance Information
   Risk/Return Bar Chart

 Performance Over 6 Years

 Best Quarter


 Worst Quarter



The bar chart shows the variability of
the Fund's Class A Shares total returns
on a calendar year-end basis.
The total returns displayed for the Fund's
Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the Fund's
   Class A Shares and Class B Shares Average
   Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return
   Before Taxes is shown. In addition, Return
   After Taxes is shown for the Fund's Class
   A Shares to illustrate the effect of
   federal taxes on Fund returns. Actual
   after-tax returns depend on each
   investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard
   & Poor's 500/Barra Growth Index (S&P
   500/BG), the Standard & Poor's
   500/Citigroup Growth Index (S&P 500/CG), each a broad-based market index, and the Lipper Large-Cap Growth Funds Average. The
   S&P 500/BG is an unmanaged capitalization-weighted index of stocks in the S&P 500 having the highest price-to-book ratios.
   The S&P 500/BG consists of approximately half of the S&P 500 on a market capitalization basis. The S&P 500/CG is an unmanaged index comprised of approximately half of the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. The Fund's Advisor changed the benchmark index from the S&P 500/BG to S&P 500/CG because the S&P 500/BG will be discontinued in 2006, and the S&P will replace this growth style index with the S&P 500/CG. The Lipper Large Cap Growth
   Funds Average is a composite of mutual
   funds designated by Lipper, Inc., with
   goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and unlike the Fund are not affected by cash flows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                                          START OF
                                        1 YEAR 5 YEARS PERFORMANCE(1)
 CLASS A SHARES
 Return Before Taxes
 Return After Taxes on Distributions(2)
 Return After Taxes on Distributions
 and Sale of Fund Shares(2)
 CLASS B SHARES
 Return Before Taxes
 S&P 500/BG
 S&P 500/CG
 Lipper Large-Cap Growth Funds Average

(1) The Fund's Class A and Class B Shares start of performance dates were March 20, 2000 and April 6, 2000, respectively.
(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. (3) Total returns for the indexes are based on the Fund's Class A Shares start of performance date of March 20, 2000.
   Past performance is no guarantee of
   future results. This information
   provides you with historical
   Performance Information so that you can
   analyze whether the Fund's investment
   risks are balanced by its potential
   rewards.
Fees and Expenses
   This table describes the fees and
   expenses that you may pay if you buy
   and hold Shares of the Fund's Class A
   Shares and Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                  CLASS A CLASS B
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price)  5.50%   None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)              None(1)  5.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)               None    None
 Redemption Fee (as a percentage of amount
 redeemed, if applicable)                          None    None
 Exchange Fee                                      None    None

(1) For purchases over 1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.
Annual Fund Operating
Expenses (Before Waivers)(1)
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)

                                         CLASS A  CLASS B
 Management Fee(2)                        0.85%    0.85%
 Distribution (12b-1) Fee                0.25%(3)  0.75%
 Other Expenses                           __%(4)    __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(5)   __%    __%(6)

(1)   The  percentages  shown  are  based  on
expenses  for  the  entire  fiscal year ended
April 30, 2007. However, the  rate  at  which
expenses  are  accrued during the fiscal year
may not be constant  and  at  any  particular
point, may be greater or less than the stated
average percentage.
(2) The Advisor voluntarily waived a  portion
of   the  management  fee.  The  Advisor  can
terminate  this voluntary waiver at any time.
The management  fee  paid  by the Fund (after
the voluntary waiver) was __%  for the fiscal
year ended April 30, 2007.
(3) A portion of the distribution (12b-1) fee
for  the  Fund's  Class  A  Shares  has  been
voluntarily waived. This voluntary waiver can
be  terminated  at any time. The distribution
(12b-1) fee paid by the Fund's Class A Shares
(after the voluntary  waiver) was __% for the
fiscal year ended April 30, 2007.
(4)   The   shareholder   services   provider
voluntarily waived a portion  of  its fee for
the  Fund's  Class  A Shares. The shareholder
services   provider   can    terminate   this
voluntary  waiver  at any time.  Total  other
operating expenses paid by the Fund's Class A
Shares (after the voluntary  waiver)  was __%
for the fiscal year ended April 30, 2007.
(5)  Although not contractually obligated  to
do   so,   the   Advisor,   distributor   and
shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __% __%

(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
   This Example is intended to help you
   compare the cost of investing in the
   Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest
   $10,000 in the Fund's Class A Shares and
   Class B Shares for the time periods
   indicated and then redeem all of your
   Shares at the end of those periods.
   Expenses assuming no redemption are also shown for the Fund's Class B Shares. The
   Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.
   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

MTB LARGE CAP STOCK FUND
Cusip: 55376T726 Symbol: AVERX           (Class A Shares)
Cusip: 55376T718 Symbol: AVEBX           (Class B Shares)
Goal
   Growth of principal.

Strategy

   The Fund seeks its investment goal by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in equity securities (primarily common stocks) of large cap companies. In selecting investments for the Fund, the advisor uses an investment process consisting of three levels of analysis: trend, quantitative, and qualitative. The Advisor identifies trends that are likely to affect sectors, industries, and specific companies and their respective share prices. The Advisor uses quantitative analysis to target growth companies that have exhibited both high returns on invested capital and prudent capital management. The Advisor's quantitative models include factors such as company share repurchase programs, cash flow return on invested capital, and the market value of the firm relative to the capital employed by the firm. The Advisor uses qualitative analysis for seeking growing companies in growing markets. Important qualitative attributes include gross profit growth, sustainable competitive advantage, strategic leverage, consistency of execution, and identifiable core competency. In conjunction with these three levels of analysis, the Advisor seeks to purchase stocks of the identified companies at reasonable valuations. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security's price or to hedge against its potential price volatility.
   For the purposes of the 80% limitation, large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2006, the market capitalization of companies in the S&P 500 Index ranged from $500.00 million to $371.19 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2006.
Risks
   All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
   * STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
   * RISKS RELATED TO INVESTING FOR VALUE. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
   * RISKS RELATED TO INVESTING FOR GROWTH. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
   * CLOSE OUT RISKS. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
   * LEVERAGE RISKS. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



Performance Information
   Risk/Return Bar Chart

 Performance Over 10 Years

 Best Quarter


 Worst Quarter



The bar chart shows the variability of
the Fund's Class A Shares total returns
on a calendar year-end basis.
The total returns displayed for the Fund's
Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the Fund's
   Class A Shares and Class B Shares Average
   Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return
   Before Taxes is shown. In addition, Return
   After Taxes is shown for the Fund's Class
   A Shares to illustrate the effect of
   federal taxes on Fund returns. Actual
   after-tax returns depend on each
   investor's personal tax situation and are likely to differ from those shown. The table also shows returns for the Standard
   & Poor's 500 Index (S&P 500), a broad-
   based market index, and the Lipper Large
   Cap Core Funds Average. The S&P 500 is an unmanaged capitalization weighted index of
   500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lipper Large Cap Core
   Funds Average is a composite of mutual
   funds, designated by Lipper, Inc., with
   goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund is not affected by cash flows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                                          START OF
                                        1 YEAR 5 YEARS PERFORMANCE(1)
 CLASS A SHARES
 Return Before Taxes
 Return After Taxes on Distributions(2)
 Return After Taxes on Distributions
 and Sale of Fund Shares(2)
 CLASS B SHARES
 Return Before Taxes
 S&P 500
 Lipper Large Cap Core Funds Average

(1) The Fund's Class A and Class B Shares start of performance dates was April 1, 1996.
Performance presented prior to March 30, 1998
reflects the performance of the Marketvest
Equity Fund Shares, which were offered
beginning April 1, 1996. The assets of the
Marketvest Fund were reorganized into the ARK
Fund in 1998 following the acquisition by
Allfirst Financial, Inc. of Dauphin Deposit
Corporation.
(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. (3) The Start of performance date was April 1,1998. Class A Shares of the Fund were offered beginning April 1, 1998. Performance results shown before that date are for the Fund's Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Fund's Class A Shares. The Fund's Institutional I Shares, which are not offered by this prospectus, commenced operations on April 1, 1998. Performance results before that date are for the Marketvest Equity Fund, which began offering its shares on April 1, 1996 and was reorganized into the Fund on March 27, 1998. The Fund's Class A Shares annual returns would have been substantially similar to those of the Fund's Institutional I Shares because Shares of each class are invested in the same portfolio of securities.
(4) The Start of  performance  date was April
1,  1996.  Class  B  Shares of the Fund  were
offered   beginning   September   14,   1998.
Performance results shown  before  that  date
are for the Fund's Institutional I Shares and
have  been  adjusted for the maximum CDSC and
total annual operating expenses applicable to
Fund's   Class    B    Shares.   The   Fund's
Institutional I Shares, which are not offered by this prospectus, commenced operations on April 1, 1998. Performance results before that date are for the Marktevest Equity Fund, which began offering its shares on April 1, 1996 and was reorganized into the Fund on March 27, 1998. The Fund's Class B Shares annual returns would have been substantially similar to those of the Fund's Institutional
I Shares because Shares of each class are invested in the same portfolio of securities.
Past performance is no guarantee of
future results. This information
provides you with historical
performance information so that you can
analyze whether the Fund's investment
risks are balanced by its potential
rewards.
Fees and Expenses
   This table describes the fees and
   expenses that you may pay if you buy
   and hold Shares of the Fund's Class A
   Shares and Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                  CLASS A CLASS B
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price)  5.50%   None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)              None(1)  5.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)               None    None
 Redemption Fee (as a percentage of amount
 redeemed, if applicable)                          None    None
 Exchange Fee                                      None    None

(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.
Annual Fund Operating
Expenses (Before Waivers)(1)
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)

                                         CLASS A CLASS B
 Management Fee(2)                        0.85%   0.85%
 Distribution (12b-1) Fee                 0.25%   0.75%
 Other Expenses                          __%(3)    __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(4)   __%   __%(5)

(1)   The  percentages  shown  are  based  on
expenses  for  the  entire  fiscal year ended
April 30, 2007. However, the  rate  at  which
expenses  are  accrued during the fiscal year
may not be constant  and  at  any  particular
point, may be greater or less than the stated
average percentage.
(2)  The  Advisor  has  voluntarily waived  a
portion of the management  fee.  The  Advisor
can  terminate  this voluntary waiver at  any
time. The management  fee  paid  by  the Fund
(after the voluntary waiver) was __% for  the
fiscal year ended April 30, 2007.
(3)   The   shareholder   services   provider
voluntarily  waived a portion of its fee  for
the Fund's Class  A  Shares.  The shareholder
services   provider   can   terminate    this
voluntary waiver at any time. Total other operating expenses paid by the Fund's Class A
Shares (after the voluntary waiver) were __% for the fiscal year ended April 30, 2007.
(4) Although not contractually obligated to do so the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
April 30, 2007.

 Total Waivers of Fund Expenses     __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __% __%

(5) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
   This Example is intended to help you
   compare the cost of investing in the
   Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest
   $10,000 in the Fund's Class A Shares and
   Class B Shares for the time periods
   indicated and then redeem all of your
   Shares at the end of those periods.
   Expenses assuming no redemption are also shown for the Fund's Class B Shares. The
   Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.
   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

MTB LARGE CAP VALUE FUND
Cusip: 55376T684 Symbol: VEINX           (Class A Shares)
Cusip: 55376T676 Symbol: VLCVX           (Class B Shares)
Goal
   To provide capital appreciation. Current income is a secondary, non-fundamental consideration.

Strategy
   Under normal market conditions, the Fund invests at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap U.S. companies. Equity securities include common and preferred stocks, as well as convertible securities. The investment advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

   For the purposes of the 80% limitation, large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2007, the market capitalization of companies in the S&P 500 Index ranged from $__ million to $__ billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2007.



Risks
   All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
   * STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
   * RISKS RELATED TO INVESTING FOR VALUE. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
   * RISKS OF FOREIGN INVESTING. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.
Performance Information
   Risk/Return Bar Chart

 Performance Over 9 Years

 Best Quarter


 Worst Quarter



The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.
The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the Fund's
   Class A Shares and Class B Shares Average
   Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return
   Before Taxes is shown. In addition, Return
   After Taxes is shown for the Fund's Class
   A Shares to illustrate the effect of
   federal taxes on Fund returns. Actual
   after-tax returns depend on each
   investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard
   & Poor's 500/Barra Value Index (S&P
   500/BV), the Standard & Poor's
   500/Citigroup Value Index (S&P 500/CV),
   each a broad-based market index, and the Lipper Large Cap Value Funds Average. The
   S&P 500/BV is an unmanaged capitalization-weighted index of stocks in the S&P 500 having the highest price-to-book ratios.
   The S&P 500/BV consists of approximately half of the S&P 500 on a market capitalization basis. The S&P 500/CV is an unmanaged index comprised of approximately half of the market capitalization of the S&P 500 Index that have been identified as being on the value end of the growth-value spectrum. The Fund's Advisor changed the benchmark index from the S&P 500/BV to S&P
   500/CV because the S&P 500/BV will be
   discontinued in 2006, and the S&P will
   replace this value styled index with the S&P 500/CV. The Lipper Large Cap Value
   Funds Average is a composite of mutual
   funds designated by Lipper, Inc., with
   goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund are not affected by cash flows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                                          START OF
                                        1 YEAR 5 YEARS PERFORMANCE(1)
 CLASS A SHARES
 Return Before Taxes
 Return After Taxes on Distributions(2)
 Return After Taxes on Distributions
 and Sale of Fund Shares(2)
 CLASS B SHARES
 Return Before Taxes
 S&P 500/BV
 S&P 500/CV
 Lipper Large Cap Value Funds Average

(1) The Fund's Class A and Class B Shares start of performance dates were September 26, 1997 and December 10, 1999, respectively.
(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. (3) Total returns for the indexes are based on the Fund's Class A Shares start of performance date of September 26, 1997.
   Past performance is no guarantee of
   future results. This information
   provides you with historical
   performance information so that you can
   analyze whether the Fund's investment
   risks are balanced by its potential
   returns.

Fees and Expenses
   This table describes the fees and
   expenses that you may pay if you buy
   and hold the Fund's Class A Shares and
   Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                  CLASS A CLASS B
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price) 5.50%    None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)               None   5.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)               None    None
 Redemption Fee (as a percentage of amount
 redeemed, if applicable)                          None    None
 Exchange Fee                                      None    None

Annual Fund Operating
Expenses (Before Waivers)(1)
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)

                                         CLASS A  CLASS B
 Management Fee                           0.70%    0.70%
 Distribution (12b-1) Fee                0.25%(2)  0.75%
 Other Expenses                           __%(3)    __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(4)   __%    __%(5)

(1)  The  percentages   shown  are  based  on
expenses  for  the entire fiscal  year  ended
April 30, 2007.  However,  the  rate at which
expenses  are accrued during the fiscal  year
may not be  constant  and,  at any particular
point, may be greater or less than the stated
average percentage.
(2) A portion of the distribution (12b-1) fee
for  the  Fund's  Class  A  Shares  has  been
voluntarily waived. This voluntary waiver can
be  terminated at any time. The  distribution
(12b-1) fee paid by the Fund's Class A Shares
(after  the voluntary waiver) was __% for the
fiscal year ended April 30, 2007.
(3)   The   shareholder   services   provider
voluntarily waived  a portion of its fee. The
shareholder services  provider  can terminate
this  voluntary  waiver  at  any time.  Total
other operating expenses paid  by  the Fund's
Class  A Shares (after the voluntary  waiver)
was __%  for  the fiscal year ended April 30,
2007.
(4) Although not  contractually  obligated to
do   so,   the  distributor  and  shareholder
services  provider  waived  certain  amounts.
These are shown below along with the net expenses the Fund paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __% __%

(5) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
   This Example is intended to help you
   compare the cost of investing in the
   Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest
   $10,000 in the Fund's Class A Shares and
   Class B Shares for the time periods
   indicated and then redeem all of your
   Shares at the end of those periods.
   Expenses assuming no redemption for the
   Class B Shares are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class
   A Shares and Class B Shares operating
   expenses are before waivers as shown in
   the table and remain the same. Although
   your actual costs and returns may be
   higher or lower, based on these
   assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

MTB MID CAP GROWTH FUND
Cusip: 55376T536 Symbol: AMCRX (Class A Shares)
Cusip: 55376T528 Symbol: MCEBX (Class B Shares)
Goal
   Long-term capital appreciation.

Strategy

   The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of mid cap companies. The Fund's Advisor chooses stocks of mid cap companies that have significant growth potential. In selecting securities for the Fund, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security's price or to hedge against its potential price volatility.
   For the purposes of the 80% limitation, mid cap companies will be defined as companies with market capitalizations similar to companies in the S&P Mid Cap 400 Index or the Russell Mid Cap Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2007, the market capitalization of companies in the S&P Mid Cap 400 Index ranged from $__ million to $__ billion, and the market capitalization of companies in the Russell Mid Cap Index ranged from $__ billion to $__ billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining mid cap companies at time of purchase will likely differ from the range at June 30, 2007.

Risks
   All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
   * STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
   * RISKS RELATED TO INVESTING FOR GROWTH. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
   * RISKS RELATED TO COMPANY SIZE. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
   * CLOSE OUT RISKS. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
   * LEVERAGE RISKS. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



Performance Information
   Risk/Return Bar Chart

 Performance Over 10 Years

 Best Quarter


 Worst Quarter



The bar chart shows the variability of
the Fund's Class A Shares total returns
on a calendar year-end basis.
The total returns displayed for the Fund's
Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Class A Shares total return
for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the Fund's
   Class A Shares and Class B Shares Average
   Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return
   Before Taxes is shown. In addition, Return
   After Taxes is shown for the Fund's Class
   A Shares to illustrate the effect of
   federal taxes on Fund returns. Actual
   after-tax returns depend on each
   investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard
   & Poor's Mid Cap 400/Barra Growth Index
   (S&P Mid Cap 400/BG), and the Standard &
   Poor's Mid Cap 400/Citigroup Growth Index
   (S&P Mid Cap 400/CG), each a broad based market index, and the Lipper Mid Cap
   Growth Funds Average, an average of Funds with similar investment objectives. The
   S&P Mid Cap 400 is a capitalization-
   weighted index that measures the
   performance of common stocks in the mid-range of the U.S. stock market. The S&P
   Mid Cap 400/BG is an unmanaged
   capitalization-weighted index of stocks in the S&P 400 having the highest price-to-book ratios. The S&P Mid Cap 400/BG consists of approximately half of the S&P
   400 on a market capitalization basis. The
   S&P Mid Cap 400/CG is an unmanaged index comprised of approximately half of the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum.
   The Fund's Advisor changed the benchmark index from the S&P Mid Cap 400/BG to S&P
   Mid Cap 400/CG because the S&P Mid Cap
   400/BG will be discontinued in 2006, and the S&P will replace this growth styled index with the S&P Mid Cap 400/CG. The
   Lipper Mid Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund are not affected by cash flows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                                          START OF
                                        1 YEAR 5 YEARS PERFORMANCE(1)
 CLASS A SHARES
 Return Before Taxes
 Return After Taxes on Distributions(2)
 Return After Taxes on Distributions
 and Sale of Fund Shares(2)
 CLASS B SHARES
 Return Before Taxes
 S&P Mid Cap 400/BG
 S&P Mid Cap 400/CG
 Lipper Mid Cap Growth Funds Average

(1) The Fund's Class A  Shares  and  Class  B
Shares   start   of  performance  dates  were
November  18,  1996   and  August  25,  2003,
respectively.  The  Fund's   Class  A  Shares
commenced  operations on November  18,  1996.
Performance  results  before November 18,1996
are  shown  for  the Fund's  Institutional  I
Shares,  which  are   not   offered  in  this
prospectus. The performance results have been
adjusted  for  the  total  annual   operating
expenses  applicable  to  the Fund's Class  A
Shares.
(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. (3) Total returns for the indexes are based on the Fund's Class A Shares start of performance date of November 18, 1996.
   Past performance is no guarantee of
   future results. This information
   provides you with historical
   performance information so that you can
   analyze whether the Fund's investment
   risks are balanced by its potential
   returns.
Fees and Expenses
   This table describes the fees and
   expenses that you may pay if you buy
   and hold the Fund's Class A Shares and
   Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                  CLASS A CLASS B
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price)  5.50%   None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)              None(1)  5.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)               None    None
 Redemption Fee (as a percentage of amount
 redeemed, if applicable)                          None    None
 Exchange Fee                                      None    None

(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.
Annual Fund Operating
Expenses (Before Waivers)(1)
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)

                                         CLASS A  CLASS B
 Management Fee(2)                        0.85%    0.85%
 Distribution (12b-1) Fee                0.25%(3)  0.75%
 Other Expenses                           __%(4)    __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(5)   __%    __%(6)

(1)  The  percentages  shown  are   based  on
expenses  for  the  entire  fiscal year ended
April 30, 2007. However, the  rate  at  which
expenses  are  accrued during the fiscal year
may not be constant  and  at  any  particular
point, may be greater or less than the stated
average percentage.
(2) The Advisor voluntarily waived a  portion
of   the  management  fee.  The  Advisor  can
terminate  this voluntary waiver at any time.
The management  fee  paid  by the Fund (after
the voluntary waiver) was __%  for the fiscal
year ended April 30, 2007.
(3) A portion of the distribution (12b-1) fee
for  the  Fund's  Class  A  Shares  has  been
voluntarily waived. This voluntary waiver can
be  terminated  at any time. The distribution
(12b-1) fee paid by the Fund's Class A Shares
(after the voluntary  waiver) was __% for the
fiscal year ended April 30, 2007.
(4)   The   shareholder   services   provider
voluntarily waived a portion  of  its fee for
the  Fund's  Class  A Shares. The shareholder
services   provider   can    terminate   this
voluntary  waiver  at any time.  Total  other
operating expenses paid by the Fund's Class A
Shares (after the voluntary  waiver)  was __%
for the fiscal year ended April 30, 2007.
(5)  Although not contractually obligated  to
do   so,   the   Advisor,   distributor   and
shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __% __%

(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
This Example is intended to help you
compare the cost of investing in the
Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
The Example assumes that you invest
$10,000 in the Fund's Class A Shares and
Class B Shares for the time periods
indicated and then redeem all of your
Shares at the end of those periods.
Expenses assuming no redemption are also shown for the Fund's Class B Shares. The
Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

MTB MID CAP STOCK FUND
Cusip: 55376T494 Symbol: VMCSX (Class A Shares)
Cusip: 55376T486 Symbol: VMCPX (Class B Shares)
Goal
   To provide total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

Strategy

   The Fund pursues its goal by investing, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of mid-cap companies. Equity securities include common and preferred stocks as well as convertible securities. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Advisor (with respect to growth style portion of the portfolio, where the Advisor looks for companies which have above-average sales and earnings growth) and the Fund's Sub-Advisor, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations). The Fund's total return will result mostly from capital appreciation rather than income. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security's price or to hedge against its potential price volatility.
   For the purposes of the 80% limitation, mid cap companies will be defined as companies with market capitalizations similar to companies in the S&P Mid Cap 400 Index or the Russell Mid Cap Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2007, the market capitalization of companies in the S&P Mid Cap 400 Index ranged from $__ million to $__ billion, and the market capitalization of companies in the Russell Mid Cap Index ranged from $__ billion to $__ billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining mid cap companies at time of purchase will likely differ from the range at June 30, 2007.
   MTB Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both VISION Growth and Income Fund and VISION Capital Appreciation Fund (the "Acquired Funds") in a reorganization. In order to comply with comments made by the staff of the SEC, Mid Cap Stock Fund had to become an "accounting survivor" of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund's sub-advisor never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the following financial and performance information presented for Mid Cap Stock Fund in reality reflects the historical operations of VISION Growth and Income Fund for all periods prior to October 15, 1999. This past performance does not necessarily predict future performance of Mid Cap Stock Fund and should be evaluated in light of the Fund's organization and the differences noted above.
Risks
   All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
   * STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
   * RISKS RELATED TO INVESTING FOR GROWTH. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
   * RISKS RELATED TO INVESTING FOR VALUE. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
   * RISKS RELATED TO COMPANY SIZE. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
   * CLOSE OUT RISKS. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
   * LEVERAGE RISKS. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



Performance Information
   Risk/Return Bar Chart

 Performance Over 10 Years

 Best Quarter


 Worst Quarter



The bar chart shows the variability of
the Fund's Class A Shares total returns
on a calendar year-end basis.
The total returns displayed for the Fund's
Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Class A Shares total return
for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the Fund's
   Class A Shares and Class B Shares Average
   Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return
   Before Taxes is shown. In addition, Return
   After Taxes is shown for the Fund's Class
   A Shares to illustrate the effect of
   federal taxes on Fund returns. Actual
   after-tax returns depend on each
   investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard
   & Poor's Mid Cap 400 Index (S&P Mid Cap
   400), a broad-based market index, and the Lipper Mid Cap Core Funds Average. The S&P
   Mid Cap 400 is a capitalization-weighted index that measures the performance of common stocks in the mid-range of the U.S.
   stock market. The Lipper Mid Cap Core
   Funds Average is a composite of mutual
   funds, designated by Lipper, Inc., with
   goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund is not affected by cash flows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                                       START OF
                            1 YEAR 5 YEARS 10 YEARS PERFORMANCE(1)
 CLASS A SHARES
 Return Before Taxes
 Return After Taxes
 on Distributions(2)
 Return After Taxes
 on Distributions
 and Sale of Fund Shares(2)
 CLASS B SHARES
 Return Before Taxes
 S&P Mid Cap 400
 Lipper Mid Cap Core
 Funds Average

(1) The Fund's Class B Shares start of performance dates was March 16, 2000.
(2) After-tax returns  are calculated using a
standard  set  of  assumptions.   The  stated
returns assume the highest historical federal
income  and  capital gains tax rates.  Return
After  Taxes  on   Distributions   assumes  a
continued  investment  in the Fund and  shows
the  effect  of taxes on Fund  distributions.
Return After Taxes  on Distributions and Sale
of  Fund  Shares  assumes   all  shares  were
redeemed  at  the  end  of  each  measurement
period,  and shows the effect of any  taxable
gain (or offsetting  loss)  on redemption, as
well  as  the  effects  of  taxes   on   Fund
distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
   Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.
Fees and Expenses
   This table describes the fees and
   expenses that you may pay if you buy
   and hold the Fund's Class A Shares and
   Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                  CLASS A CLASS B
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price)  5.50%   None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)              None(1)  5.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)               None    None
 Redemption Fee (as a percentage of amount
 redeemed, if applicable)                          None    None
 Exchange Fee                                      None    None

(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.
Annual Fund Operating
Expenses (Before Waivers)(1)
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)

                                         CLASS A  CLASS B
 Management Fee(2)                        0.85%    0.85%
 Distribution (12b-1) Fee                0.25%(3)  0.75%
 Other Expenses                           __%(4)    __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(5)   __%    __%(6)

(1)  The  percentages   shown  are  based  on
expenses  for  the entire fiscal  year  ended
April 30, 2007.  However,  the  rate at which
expenses  are accrued during the fiscal  year
may not be  constant  and  at  any particular
point, may be greater or less than the stated
average percentage.
(2) The Advisor voluntarily waived  a portion
of   the  management  fee.  The  Advisor  can
terminate  this voluntary waiver at any time.
The management  fee  paid  by the Fund (after
the voluntary waiver) was __%  for the fiscal
year ended April 30, 2007.
(3) A portion of the distribution (12b-1) fee
for  the  Fund's  Class  A  Shares  has  been
voluntarily waived. This voluntary waiver can
be  terminated  at any time. The distribution
(12b-1) fee paid by the Fund's Class A Shares
(after the voluntary  waiver) was __% for the
fiscal year ended April 30, 2007.
(4)   The   shareholder   services   provider
voluntarily waived a portion  of  its fee for
the  Fund's  Class  A Shares. The shareholder
services   provider   can    terminate   this
voluntary  waiver  at any time.  Total  other
operating expenses paid by the Fund's Class A
Shares (after the voluntary  waiver)  was __%
for the fiscal year ended April 30, 2007.
(5)  Although not contractually obligated  to
do   so,   the   Advisor,   distributor   and
shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __% __%

(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
   This Example is intended to help you
   compare the cost of investing in the
   Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest
   $10,000 in the Fund's Class A Shares and
   Class B Shares for the time periods
   indicated and then redeem all of your
   Shares at the end of those periods.
   Expenses assuming no redemption are also shown for the Fund's Class B Shares. The
   Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.
   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

MTB MULTI CAP GROWTH FUND
Cusip: 55376T395 Symbol: ARGAX (Class A Shares)
Cusip: 55376T387 Symbol: ACPLX           (Class B Shares)
Goal
   Long-term capital appreciation.

Strategy

   The Fund seeks its investment goal by investing, under normal market conditions, at least 80% of the value of its assets in common stocks and securities convertible into common stocks of companies within a broad range of market capitalizations. The Fund's Advisor will shift the emphasis among companies within the capitalization range according to changes in economic conditions, stock market fundamentals and other pertinent factors. In selecting securities for the Fund, the Advisor considers each company's current financial strength, as well as its revenue and earnings growth and the valuation of its stock. In doing so, the Fund's Advisor will seek to build a broadly diversified portfolio of stocks with above-average capital growth potential. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security's price or to hedge against its potential price volatility.
   For the purposes of the 80% limitation, multi cap companies will be defined as companies with market capitalizations similar to companies in the Russell 3000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2007, the market capitalization of companies in the Russell 3000 Index ranged from $__ million to $__ billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining multi-cap companies at time of purchase will likely differ from the range at June 30, 2007.

Risks
   All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
   * STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
   * RISKS RELATED TO INVESTING FOR GROWTH. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
   * RISKS RELATED TO COMPANY SIZE. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
   * ACTIVE TRADING RISKS. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
   * CLOSE OUT RISKS. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
   * LEVERAGE RISKS. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



Performance Information
   Risk/Return Bar Chart

 Performance Over 10 Years

 Best Quarter


 Worst Quarter



The bar chart shows the variability of
the Fund's Class A Shares total returns
on a calendar year-end basis.
The total returns displayed for the Fund's
Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Class A Shares total return
for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the Fund's
   Class A Shares and Class B Shares Average
   Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2006. Return
   Before Taxes is shown. In addition, Return
   After Taxes is shown for the Fund's Class
   A Shares to illustrate the effect of
   federal taxes on Fund returns. Actual
   after-tax returns depend on each
   investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell
   3000 Growth Index (Russell 3000 Growth), a broad-based market index, and the Lipper
   Multi Cap Growth Funds Average. The
   Russell 3000 Growth Index measures the
   performance of those Russell 3000
   companies with higher price-to-book ratios and higher forecasted growth values. The
   Russell 3000 Growth measures the
   performance of the 3,000 largest U.S.
   companies based on market capitalization.
   The Lipper Multi Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund is not affected by cash flows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                        1 YEAR 5 YEARS 10 YEARS
 CLASS A SHARES
 Return Before Taxes
 Return After Taxes on Distributions(1)
 Return After Taxes on Distributions
 and Sale of Fund Shares(1)
 CLASS B SHARES
 Return Before Taxes(2)
 Russell 3000 Growth
 Lipper Multi Cap Growth Funds Average

(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. (2) The start of performance date was July 16, 1993. Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund's Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund's Class B Shares. The Fund's Institutional I Shares, which are not offered by this prospectus, commenced operations on July 16, 1993. The Fund's Class B Shares annual returns would have been substantially similar to those of the Fund's Institutional I Shares because Shares of each class are invested in the same portfolio of securities.
Past performance is no guarantee of
future results. This information
provides you with historical
performance information so that you can
analyze whether the Fund's investment
risks are balanced by its potential
returns.
Fees and Expenses
   This table describes the fees and
   expenses that you may pay if you buy
   and hold the Fund's Class A Shares and
   Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                  CLASS A CLASS B
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price)  5.50%   None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)              None(1)  5.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)               None    None
 Redemption Fee (as a percentage of amount
 redeemed, if applicable)                          None    None
 Exchange Fee                                      None    None

(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.
Annual Fund Operating
Expenses
(Before Waivers)(1)
Expenses That are Deducted From
Fund Assets
(as a percentage of average net
assets)

                                         CLASS A  CLASS B
 Management Fee(2)                        0.70%    0.70%
 Distribution (12b-1) Fee                0.25%(3)  0.75%
 Other Expenses(4)                         __%      __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(5)   __%    __%(6)

(1)  The  percentages   shown  are  based  on
expenses  for  the entire fiscal  year  ended
April 30, 2007.  However,  the  rate at which
expenses  are accrued during the fiscal  year
may not be  constant  and  at  any particular
point, may be greater or less than the stated
average percentage.
(2) The Advisor voluntarily waived  a portion
of   the  management  fee.  The  Advisor  can
terminate  this voluntary waiver at any time.
The management  fee  paid  by the Fund (after
the voluntary waiver) was __%  for the fiscal
year ended April 30, 2007.
(3) A portion of the distribution (12b-1) fee
for  the  Fund's  Class  A  Shares  has  been
voluntarily waived. This voluntary waiver can
be  terminated  at any time. The distribution
(12b-1) fee paid by the Fund's Class A Shares
(after the voluntary  waiver) was __% for the
fiscal year ended April 30, 2007.
(4)   The   shareholder   services   provider
voluntarily  waived  its fee  for  the  Funds
Class A Shares and a portion  of  its fee for
Class  B  Shares.  The  shareholder  services
provider can terminate this voluntary  waiver
at  any  time. Total other operating expenses
paid by the Fund's Class A Shares and Class B
Shares (after  the voluntary waiver) were __%
and __%, respectively,  for  the  fiscal year
ended April 30, 2007.
(5)  Although not contractually obligated  to
do   so,   the   Advisor,   distributor   and
shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __% __%

(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
   This Example is intended to help you
   compare the cost of investing in the
   Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest
   $10,000 in the Fund's Class A Shares and
   Class B Shares for the time periods
   indicated and then redeem all of your
   Shares at the end of those periods.
   Expenses assuming no redemption are also shown for the Fund's Class B Shares. The
   Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.
   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

MTB SMALL CAP GROWTH FUND
Cusip: 55376T171 Symbol: ARPAX           (Class A Shares)
Cusip: 55376T163 Symbol: ASEBX           (Class B Shares)
Cusip: 55376T155 Symbol: ARPCX           (Class C Shares)
Goal
   Long-term capital appreciation.

Strategy

   The Fund's Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of small cap companies. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities. In selecting investments for the Fund, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive "special" situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock's price. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security's price or to hedge against its potential price volatility.
   For the purposes of the 80% limitation, small cap companies will be defined as companies with market capitalizations similar to companies in the S&P Small Cap 600 Index or the Russell 2000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2007, the market capitalization of companies in the S&P Small Cap 600 Index ranged from $__ million to $__ billion, and the market capitalization of companies in the Russell 2000 Index ranged from $__ million to $__ billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining small cap companies at time of purchase will likely differ from the range at June 30, 2007.

Risks
   All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
   * STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
   * RISKS RELATED TO INVESTING FOR GROWTH. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
   * RISKS RELATED TO COMPANY SIZE. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
   * RISKS OF FOREIGN INVESTING. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.
   * ACTIVE TRADING RISKS. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
   * CLOSE OUT RISKS. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
   * LEVERAGE RISKS. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



Performance Information
   Risk/Return Bar Chart
  Performance Over 10 Years

 Best Quarter


 Worst Quarter



The bar chart shows the variability of
the Fund's Class A Shares total returns
on a calendar year-end basis.
The Funds Class A Shares are sold without a sales charge. The total returns above are based on net assets value.
The Fund's Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the Fund's
   Class A Shares, Class B Shares and Class C
   Shares Average Annual Total Returns,
   reduced to reflect applicable sales
   charges, for the calendar periods ended
   December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Growth Index (Russell
   2000 Growth), a broad-based market index, and the Lipper Small Cap Growth Funds
   Average. The Russell 2000 Growth measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The
   Lipper Small Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cash flows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                        1 YEAR 5 YEARS 10 YEARS
 CLASS A SHARES
 Return Before Taxes
 Return After Taxes on Distributions(1)
 Return After Taxes on Distributions
 and Sale of Fund Shares(1)
 CLASS B SHARES
 Return Before Taxes
 CLASS C SHARES
 Return Before Taxes
 Russell 2000 Growth
 Lipper Small Cap Growth
 Funds Average

(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class B Shares and
   Class C Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                             CLASS A CLASS B CLASS C
 Maximum Sales Charge (Load)
 Imposed on Purchases (as a
 percentage of offering price)                5.50%   None    None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price
 or redemption proceeds, as applicable)      None(1)  5.00%   1.00%
 Maximum Sales Charge (Load) Imposed
 on Reinvested Dividends (and other
 Distributions) (as a percentage of
 offering price)                              None    None    None
 Redemption Fee (as a percentage of
 amount redeemed, if applicable)              None    None    None
 Exchange Fee                                 None    None    None

(1) For purchases over $1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.
Annual Fund Operating
Expenses
(Before Waivers)(1)
Expenses That are Deducted From
Fund Assets
(as a percentage of average net
assets)

                             CLASS A  CLASS B CLASS C
 Management Fee(2)            0.85%    0.85%   0.85%
 Distribution (12b-1) Fee    0.25%(3)  0.75%  0.75%(3)
 Other Expenses(4)             __%      __%     __%
 TOTAL ANNUAL FUND OPERATING
 EXPENSES(5)                   __%    __%(6)    __%

(1)  The  percentages   shown  are  based  on
expenses  for  the entire fiscal  year  ended
April 30, 2007.  However,  the  rate at which
expenses  are accrued during the fiscal  year
may not be  constant  and  at  any particular
point, may be greater or less than the stated
average percentage.
(2) The Advisor voluntarily waived  a portion
of   the  management  fee.  The  Advisor  can
terminate  this voluntary waiver at any time.
The management  fee  paid  by the Fund (after
the voluntary waiver) was __%  for the fiscal
year ended April 30, 2007.
(3)  The  distributor  voluntarily  waived  a
portion of the distribution  (12b-1)  fee for
the Fund's Class A Shares and Class C Shares.
The  distributor can terminate this voluntary
waiver  at any time. The distribution (12b-1)
fee paid  by  the  Fund's  Class A Shares and
Class  C Shares (after the voluntary  waiver)
was __% and __%, respectively, for the fiscal
year ended April 30, 2007.
(4) The shareholder services provider voluntarily waived its fee for the Fund's Class A
Shares and a portion of its fee for Class B
Shares and Class C Shares. The shareholder
services provider can terminate this
voluntary waiver at any time. Total other
operating expenses paid by the Fund's Class A
Shares, Class B Shares and Class C Shares
(after the voluntary waiver) was __%, __% and
__%, respectively, for the fiscal year ended
April 30, 2007.
(5) Although  not  contractually obligated to
do   so,   the   Advisor,   distributor   and
shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __% __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __% __% __%

(6) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
   This Example is intended to help you
   compare the cost of investing in the
   Fund's Class A Shares, Class B Shares and
   Class C Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest
   $10,000 in the Fund's Class A Shares,
   Class B Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund's Class B
   Shares and Class C Shares. The Example
   also assumes that your investment has a
   5% return each year and that the Fund's
   Class A Shares, Class B Shares and Class
   C Shares operating expenses are before
   waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B
 Expenses assuming
   redemption
 Expenses assuming
   no redemption
 Class C
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

MTB SMALL CAP STOCK FUND
Cusip: 55376T130 Symbol: GVAGX (Class A Shares)
Cusip: 55376T122 Symbol: VSCSX           (Class B Shares)
Goal
   To seek growth of capital.

Strategy

   The Fund will invest substantially all, but under normal circumstances not less than 80%, of the value of its net assets in a diversified portfolio of equity securities (primarily common stock) of small cap companies. Equity securities include common and preferred stocks as well as convertible securities. Stocks purchased by the Fund generally will be traded on established U.S. markets and exchanges. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Fund's sub-advisors, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations) and Copper Rock Capital Partners, LLC (Copper Rock) (with respect to the growth style portion of the portfolio, where Copper Rock looks for companies which have above-average sales earnings growth).
   For the purposes of the 80% limitation, small cap companies will be defined as companies with market capitalizations similar to companies in the S&P SmallCap 600 Index or the Russell 2000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2007, the market capitalization of companies in the S&P SmallCap 600 Index ranged from $__ million to $__ billion, and the market capitalization of companies in the Russell 2000 Index ranged from $__ million to $__ billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining small cap companies at time of purchase will likely differ from the range at June 30, 2007.



Risks
   All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
   * STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
   * RISKS RELATED TO INVESTING FOR GROWTH. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
   * RISKS RELATED TO INVESTING FOR VALUE. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
   * RISKS RELATED TO COMPANY SIZE. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
Performance Information
   Risk/Return Bar Chart


 Performance Over 10 Years

 Best Quarter


 Worst Quarter



The bar chart shows the variability of
the Fund's Class A Shares total returns
on a calendar year-end basis.
The total returns displayed for the Fund's
Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund's Class A Shares total return
for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents Class A
   Shares and Class B Shares Average Annual
   Total Returns, reduced to reflect
   applicable sales charges, for the calendar periods ended December 31, 2006. Return
   Before Taxes is shown. In addition, Return
   After Taxes is shown for the Fund's Class
   A Shares to illustrate the effect of
   federal taxes on Fund returns. Actual
   after-tax returns depend on each
   investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell
   2000 Index (Russell 2000), a broad-based market index, and the Lipper Small Cap
   Core Funds Average. The Russell 2000 is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index which measures the performance of the 3,000 largest U.S. companies based on market capitalization. The Lipper Small Cap Core
   Funds Average is a composite of mutual
   funds, designated by Lipper, Inc., with
   goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cash flows. It is not possible to invest directly in an index or an average. The information presented above, for the periods prior to January 8, 2001, is the historical information for the Governor
   Aggressive Growth Fund. The quoted
   performance of the Small Cap Stock Fund
   includes performance of certain
   predecessor collective trust funds
   (commingled) accounts, for the periods
   dating back to July 1, 1994 and prior to the Small Cap Fund's commencement of operations on February 3, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts performance may have been adversely affected.
(For the calendar periods ended December 31, 2006)

                                                      START OF
                           1 YEAR 5 YEARS 10 YEARS PERFORMANCE(1)
 CLASS A SHARES
 Returns Before Taxes
 Returns After Taxes
 on Distributions(2)
 Returns After Taxes on
 Distributions and Sale of
 Fund Shares(2)
 CLASS B SHARES
 Returns Before Taxes
 Russell 2000
 Lipper Small Cap Core
 Funds Average

(1) The Fund's Class B Shares start of performance date was January 10, 2001.
(2) After-tax returns are calculated  using a
standard   set  of  assumptions.  The  stated
returns assume the highest historical federal
income and capital  gains  tax  rates. Return
After   Taxes  on  Distributions  assumes   a
continued  investment  in  the Fund and shows
the  effect  of taxes on Fund  distributions.
Return After Taxes  on Distributions and Sale
of  Fund  Shares  assumes   all  shares  were
redeemed  at  the  end  of  each  measurement
period,  and shows the effect of any  taxable
gain (or offsetting  loss)  on redemption, as
well  as  the  effects  of  taxes   on   Fund
distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
   Past performance is no guarantee of
   future results. This information
   provides you with historical
   performance information so that you can
   analyze whether the Fund's investment
   risks are balanced by its potential
   returns.
Fees and Expenses
   This table describes the fees and
   expenses that you may pay if you buy
   and hold the Fund's Class A Shares and
   Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                  CLASS A CLASS B
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price)  5.50%   None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)              None(1)  5.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other Distributions)
 (as a percentage of offering price)               None    None
 Redemption Fee (as a percentage of amount
 redeemed, if applicable)                          None    None
 Exchange Fee                                      None    None

   * For purchases over 1,000,000, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchases.
Annual Fund Operating
Expenses
(Before Waivers)(1)
Expenses That are Deducted From
Fund Assets
(as a percentage of average net
assets)

                                         CLASS A  CLASS B
 Management Fee(2)                        0.85%    0.85%
 Distribution (12b-1) Fee                0.25%(3)  0.75%
 Other Expenses                            __%      __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(4)   __%    __%(5)

(1)  The  percentages   shown  are  based  on
expenses  for  the entire fiscal  year  ended
April 30, 2007.  However,  the  rate at which
expenses  are accrued during the fiscal  year
may not be  constant  and  at  any particular
point, may be greater or less than the stated
average percentage.
(2) The Advisor voluntarily waived  a portion
of   the  management  fee.  The  Advisor  can
terminate  this voluntary waiver at any time.
The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) A portion of the distribution (12b-1) fee for the Fund's Class A Shares has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution
(12b-1) fee paid by the Fund's Class A Shares
(after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(4) Although not contractually obligated to do so, the Advisor and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __% __%

(5) After Class B Shares have been held for eight years from the date of purchase they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
Example
   This Example is intended to help you
   compare the cost of investing in the
   Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest
   $10,000 in the Fund's Class A Shares and
   Class B Shares for the time periods
   indicated and then redeem all of your
   Shares at the end of those periods.
   Expenses assuming no redemption are also shown for the Fund's Class B Shares. The
   Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same.
   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 Class A           1 Year 3 Years 5 Years 10 Years
 Expenses assuming
   redemption
 Class B
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

Principal Securities of the Funds

Stock Funds
The principal securities of each of the Funds listed below (each, a "Stock Fund," and collectively, the "Stock Funds") are marked with an "X".

                                                    LARGE  LARGE LARGE  MID    MID  MULTI  SMALL  SMALL
                        EQUITY EQUITY INTERNATIONAL  CAP    CAP   CAP   CAP    CAP   CAP    CAP    CAP
                        INCOME INDEX     EQUITY     GROWTH STOCK VALUE GROWTH STOCK GROWTH GROWTH STOCK
                         FUND   FUND      FUND       FUND  FUND  FUND   FUND  FUND   FUND   FUND  FUND
Equity Securities         X      X          X         X      X     X     X      X     X      X      X
Common Stocks             X      X          X         X      X     X     X      X     X      X      X
Preferred Stocks          X                 X         X      X     X     X      X     X      X      X
Convertible Securities    X                 X         X            X     X            X             X
Bank Instruments                                                   X
Foreign Securities                          X                      X                         X
Depositary Receipts                                   X      X     X     X      X     X
Derivative Contracts                        X                                                X
Futures Contracts                           X
Investing in Securities
of other Investment
Companies                                   X         X            X                  X
Short Sales                                           X      X           X      X     X      X

Managed Allocation Funds
   The principal securities of each of the Funds listed below (each, a "Managed Allocation Fund," and collectively, the "Managed Allocation Funds") are marked with an "X".

                                                      MANAGED ALLOCATION FUND- MANAGED ALLOCATION FUND- MANAGED ALLOCATION FUND-
                                                         AGGRESSIVE GROWTH*      CONSERVATIVE GROWTH*       MODERATE GROWTH*
Equity Securities                                                X                        X                        X
Common Stocks                                                    X                        X                        X
Preferred Stocks                                                 X                        X                        X
Fixed Income Securities                                          X                        X                        X
Treasury Securities                                              X                        X                        X
Agency Securities                                                X                        X                        X
Corporate Debt Securities                                        X                        X                        X
Municipal Securities                                             X                        X                        X
Tax-Exempt Securities                                            X                        X                        X
Municipal Notes                                                  X                        X                        X
Mortgage-Backed Securities                                       X                        X                        X
Collateralized Mortgage Obligations (CMOs)                       X                        X                        X
Asset-Backed Securities                                          X                        X                        X
Zero Coupon Securities                                           X                        X                        X
Bank Instruments                                                 X                        X                        X
Credit Enhancement                                               X                        X                        X
Foreign Securities                                               X                        X                        X
Depositary Receipts                                              X                        X                        X
Foreign Exchange Contracts                                       X                        X                        X
Foreign Government Securities                                    X                        X                        X
Investing in Securities of Other Investment Companies            X                        X                        X
Non-Investment Grade Securities                                  X                        X                        X

*  Through investment in the Underlying Funds
Balanced Fund
   The principal securities of the Balanced Fund are marked with an "X".

                            BALANCED FUND
 Equity Securities                X
 Common Stocks                    X
 Preferred Stocks                 X
 Fixed Income Securities          X
 Treasury Securities              X
 Agency Securities                X
 Corporate Debt Securities        X
 Mortgage Backed Securities       X
 Foreign Securities               X

Bond Funds
   The principal securities of each of the Funds listed below (each, a "Bond Fund," and collectively, the "Bond Funds") are marked with an "X".

                                                                                             SHORT     SHORT-
                                     INCOME INTERMEDIATE- MARYLAND  NEW YORK  PENNSYLVANIA  DURATION    TERM       U.S.    VIRGINIA
                                      FUND    TERM BOND   MUNICIPAL MUNICIPAL  MUNICIPAL   GOVERNMENT CORPORATE GOVERNMENT MUNICIPAL
                                                FUND      BOND FUND BOND FUND  BOND FUND   BOND FUND  BOND FUND BOND FUND  BOND FUND
Fixed Income Securities                X          X           X         X          X           X          X         X          X
Treasury Securities                    X          X                                            X          X         X
Agency Securities                      X          X                                            X          X         X
Corporate Debt Securities              X          X                                            X          X         X
Mortgage Backed Securities             X          X                                            X          X         X
Asset Backed Securities                X          X                                            X          X         X
Tax-Exempt Securities                                         X         X          X                                           X
General Obligation Bonds                                      X         X          X                                           X
Special Revenue Bonds                                         X         X          X                                           X
Tax Increment Financing Bonds                                 X         X          X                                           X
Municipal Securities                                          X         X          X                                           X
Municipal Notes                                               X         X          X                                           X
Municipal Leases                                              X         X          X                                           X
Variable Rate Demand Investments                              X         X          X                                           X
Swap Contracts - Credit Default        X          X                                                       X
Swaps

Principal Securities of the Funds
   The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds'
   Statement of Additional Information.

Equity Securities
   Equity securities (stocks) represent a
   share of an issuer's earnings and assets, after the issuer pays its liabilities. A
   Fund cannot predict the income it will
   receive from equity securities because
   issuers generally have discretion as to
   the payment of any dividends or
   distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.
   The following describes the principal
   types of equity securities in which
   certain Funds may invest.

COMMON STOCKS
   Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS
   Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock.
   Preferred stocks may also permit the
   issuer to redeem the stock. A Fund may
   also treat such redeemable preferred
   stock as a fixed income security.

Fixed Income Securities
   Fixed income securities (bonds) pay
   interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
   A security's yield measures the annual
   income earned on a security as a
   percentage of its price. A security's
   yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.
   Securities with higher risks generally
   have higher yields.
   The following describes the principal
   types of fixed income securities in which a Fund may invest.

TREASURY SECURITIES
   Treasury securities are direct
   obligations of the federal government
   of the United States. Treasury
   securities are generally regarded as
   having the lowest credit risks.

AGENCY SECURITIES
   Agency securities are issued or
   guaranteed by a federal agency or other
   government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
   These include the Government National
   Mortgage Association, Small Business
   Administration, Farm Credit System
   Financial Assistance Corporation,
   Farmer's Home Administration, Federal
   Financing Bank, General Services
   Administration, Department of Housing and
   Urban Development, Export-Import Bank,
   Overseas Private Investment Corporation, and Washington Metropolitan Area Transit
   Authority Bonds.
   Other GSE securities receive support
   through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal
   Home Loan Mortgage Corporation, Federal
   National Mortgage Association, Student
   Loan Marketing Association, and Tennessee
   Valley Authority in support of such
   obligations.
   A few GSE securities have no explicit
   financial support, but are regarded as
   having implied support because the
   federal government sponsors their
   activities. These include the Farm Credit
   System, Financing Corporation, and
   Resolution Funding Corporation.
   Investors regard agency securities as
   having low credit risks, but not as
   low as Treasury securities.
   A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

CORPORATE DEBT SECURITIES
   Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
   In addition, the credit risk of an
   issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking
   (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
MORTGAGE BACKED SECURITIES
   Mortgage backed securities represent
   interests in pools of mortgages. The
   mortgages that comprise a pool normally
   have similar interest rates, maturities
   and other terms. Mortgages may have
   fixed or adjustable interest rates.
   Interests in pools of adjustable rate
   mortgages are known as ARMs.
   Mortgage backed securities come in a
   variety of forms. Many have extremely
   complicated terms. The simplest form of
   mortgage backed securities are pass-
   through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
   CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

ASSET BACKED SECURITIES
   Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years.
   However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks.

ZERO COUPON SECURITIES
   Zero coupon securities do not pay
   interest or principal until final
   maturity unlike debt securities that
   provide periodic payments of interest
   (referred to as a coupon payment).
   Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.
BANK INSTRUMENTS
   Bank instruments are unsecured interest
   bearing deposits with banks. Bank
   instruments include bank accounts, time
   deposits, certificates of deposit and
   banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.
   Eurodollar instruments are denominated in
   U.S. dollars and issued by non-U.S.
   branches of U.S. or foreign banks.

CREDIT ENHANCEMENT
   Credit enhancement consists of an
   arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Advisor usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

CONVERTIBLE SECURITIES
   Convertible securities are fixed income
   securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.
   For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.
   Convertible securities have lower yields than comparable fixed income securities.
   In addition, at the time a convertible
   security is issued the conversion price
   exceeds the market value of the
   underlying equity securities. Thus,
   convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. A Fund may invest in convertible securities rated below investment grade. See "Risks Associated with Non-Investment Grade Securities" herein.
   International Equity Fund, Small Cap Stock
   Fund, Mid Cap Growth Fund, Multi Cap
   Growth Fund, Large Cap Growth Fund and
   Equity Income Fund treat convertible
   securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

MUNICIPAL SECURITIES
   Municipal securities are fixed income
   securities that pay interest that is not subject to regular federal income taxes.
   Typically, states, counties, cities and
   other political subdivisions and
   authorities issue tax exempt securities.
   The
   market categorizes tax-exempt
   securities by their source of
   repayment.

MUNICIPAL LEASES
   Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.
   A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs).
   However, a Fund may also invest directly in individual leases.

TAX-EXEMPT SECURITIES
   Tax-exempt securities are fixed income
   securities that pay interest that is not subject to regular federal income taxes.
   Typically, states, counties, cities and
   other political subdivisions and
   authorities issue tax-exempt securities.
   The market categorizes tax-exempt
   securities by their source of repayment.
   Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

GENERAL OBLIGATION BONDS
   General obligation bonds are supported
   by the issuer's power to exact property
   or other taxes. The issuer must impose
   and collect taxes sufficient to pay
   principal and interest on the bonds.
   However, the issuer's authority to
   impose additional taxes may be limited
   by its charter or state law.

SPECIAL REVENUE BONDS
   Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

TAX INCREMENT FINANCING BONDS
   Tax increment financing (TIF) bonds are
   payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

MUNICIPAL NOTES
   Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS
   Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded.

Other Investments

FOREIGN SECURITIES
   Foreign securities are securities of
   issuers based outside the United States.
   An issuer is considered to be based
   outside the United States if:
   * it is organized under the laws of, or has a principal office located in, another country;
   *   the principal trading market for its securities is in another country; or
   * it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
   Foreign securities are primarily
   denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

DEPOSITARY RECEIPTS
   Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
   Receipts (ADRs) are traded outside the
   United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S.
   dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary
   Receipts (EDRs), Global Depositary
   Receipts (GDRs), and International
   Depositary Receipts (IDRs), are traded
   globally or outside the United States.
   Depositary receipts involve many of the
   same risks of investing directly in
   foreign securities, including currency
   risks and risks of foreign investing.
FOREIGN EXCHANGE CONTRACTS
   In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity
   Fund (an Underlying Fund) may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The
   Fund may also enter into derivative
   contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

FOREIGN GOVERNMENT SECURITIES
   Foreign government securities generally
   consist of fixed income securities
   supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the
   World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.
   Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS
   Derivative contracts are financial
   instruments that require payments based
   upon changes in the values of designated
   (or underlying) securities, currencies,
   commodities, financial indices or other
   assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.
   Many derivative contracts are traded on
   securities or commodities exchanges. In
   this case, the exchange sets all the terms of the contract except for the price.
   Investors make payments due under their
   contracts through the exchange. Most
   exchanges require investors to maintain
   margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, International Equity Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open
   (even if it is losing money on the
   contract), and to make any payments
   required under the contract (even if it
   has to sell portfolio securities at
   unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
   International Equity Fund may also trade derivative contracts over-the-counter
   (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
   International Equity Fund may trade in the following types of derivative contracts.
FUTURES CONTRACTS
   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset (or index) at a specified price, date, and time. Entering into a contract to buy an underlying asset (or index) is commonly referred to as buying a contract or holding a long position in the asset (or index). Entering into a contract to sell an underlying asset (or index) is commonly referred to as selling a contract or holding a short position in the asset
   (or index). Futures contracts are
   considered to be commodity contracts.
   Futures contracts traded OTC are
   frequently referred to as forward
   contracts.



SWAP CONTRACTS

   A swap contract (also known as a swap) is a type of derivative contract in which two parties (each, a Couterparty) agree to pay each other (swap) the returns derived from designated (or underlying) securities, currencies, commodities, financial indices or other assets (Reference Instruments).
   Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap.
   The payments are usually made on a net
   basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.

CREDIT DEFAULT SWAPS

   A credit default swap (CDS) is a type of swap agreement between two parties whereby one party (the Protection Buyer) agrees to make payments over the term of the CDS to the other party (the Protection Seller), provided that no designated event of default, restructuring or other credit related event (each a Credit Event) occurs with respect to the Reference Instrument, which is usually a particular bond or the unsecured credit of a particular issuer
   (the Reference Obligation). Many CDSs are physically settled, which means that if a Credit Event occurs, the Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Obligation in exchange for delivery by the Protection Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the Deliverable
   Obligation). The Counterparties agree to the characteristics of the Deliverable
   Obligation at the time that they enter
   into the CDS. Alternately, a CDS can be
   "cash settled," which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. If the Fund is a Protection Buyer and no Credit Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the
   CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference
   Obligation, even though the Reference
   Obligation may have little or no value. If the Fund is the Protection Seller and no Credit Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable Obligation from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference
   Obligation.  For example, a CDS may
   increase credit risk since the Fund has
   exposure to both the issuer of the
   Reference Obligation and the Counterparty to the CDS. The Reference Instruments underlying each CDS will be of a credit quality at least equal to that of the credit quality required for investment in individual securities by the relevant
   Fund.

SHORT SALES

   The Fund may make short sales of
   securities listed on one or more national exchanges or on the NASDAQ Stock Market. A short sale is the sale of a stock that the Fund does not own (or will borrow for delivery), because the Fund believes the stock will decline in price or the Fund wants to hedge against potential price volatility of the stock. If the price of the stock declines, the Fund can buy the stock at a lower price and will make a profit. If the price of the stock rises, the Fund will incur a loss. When the Fund sells short, it borrows the stock from a broker "on margin,"and must pay interest to the broker on the margin amount until the stock is replaced by the Fund. In no event will the Fund engage in short sales transactions if it would cause the market value of all of the Fund's securities sold short to exceed 25% of it net assets. The value of the securities of any one issuer that may be shorted by the Fund is limited to the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of the issuer. The Fund may also "sell short against the box," i.e., the Fund owns securities identical to those sold short. Short sales against the box are not subject to the 25% limitation.
   Short sales are speculative in nature, and may reduce returns or increase volatility.



Non-Investment Grade Securities
   Securities rated BB+ or lower by
   Standard & Poor's or Ba or lower by
   Moody's are considered to be non-
   investment grade securities (junk
   bonds).

Investing In Securities Of
Other Investment Companies
   A Fund, and each Underlying Fund, may
   invest their assets in securities of other investment companies, including exchange-traded funds (ETFs) and the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. Conservative Growth Fund, Moderate
   Growth Fund and Aggressive Growth Fund
   intend to invest substantially all of
   their assets in Underlying Funds in order to achieve their investment goals.
   The shares of most ETFs are listed and
   traded on stock exchanges at market
   prices, although some Shares may be
   redeemable at net asset value for cash or securities. A Fund may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell ETF shares.
   Pursuant to an SEC exemption, each of the Funds is permitted to invest in shares of the MTB Money Market Funds as a means of managing their uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

Other Investment Strategies

Portfolio Turnover
   Each Fund may actively trade its
   portfolio securities in an attempt to
   achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains
   (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

Temporary Defensive Investments
   The Funds (except the Managed Allocation
   Funds and the Equity Index Fund) may
   temporarily depart from their principal
   investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

Investment Ratings For Investment Grade Securities
   The Advisor or sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and
   Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk.
   If a security has not received a rating, a Fund must rely entirely upon the Advisor's or sub-advisor's credit assessment that the security is comparable to investment grade.

Specific Risks of Investing in The
Funds

Stock Market Risks
   The value of equity securities in a
   Fund's portfolio will rise and fall.
   These fluctuations could be a sustained
   trend or a drastic movement. A Fund's
   portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations.
   Consequently, a Fund's share price may
   decline.
   The Advisor or sub-advisor attempts to
   manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Risks Related To Investing For Growth
   Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks.
   This means they depend more on price
   changes for returns and may be more
   adversely affected in a down market
   compared to value stocks that pay higher dividends.

Risks Related To Investing For Value
   Due to their relatively low valuations,
   value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related To Company Size
   Generally, the smaller the market
   capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
   Companies with smaller market
   capitalizations also tend to have
   unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
Interest Rate Risks
   Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities.
   Generally, when interest rates rise,
   prices of fixed income securities fall.
   However, market factors, such as the
   demand for particular fixed income
   securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
   Interest rate changes have a greater
   effect on the price of fixed income
   securities with longer durations.
   Duration measures the price sensitivity
   of a fixed income security to changes in interest rates.

Credit Risks
   Credit risk is the possibility that an
   issuer will default on a security by
   failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
   Many fixed income securities receive
   credit ratings from services such as
   Standard & Poor's and Moody's. These
   services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.
   Fixed income securities generally
   compensate for greater credit risk by
   paying interest at a higher rate. The
   difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
   Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call Risks
   Call risk is the possibility that an
   issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
   If a fixed income security is called, a
   Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
   Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates.
   Conversely, prepayments due to
   refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.
   Mortgage backed securities generally
   compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.
   A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Tax Risks
   In order to be tax-exempt, municipal
   securities must meet certain legal
   requirements. Failure to meet such
   requirements may cause the interest
   received and distributed by Maryland
   Municipal Bond Fund, Pennsylvania
   Municipal Bond Fund, New York Municipal
   Bond Fund and Virginia Municipal Bond
   Fund to their shareholders to be
   taxable.
   Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.
   Income from Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund, may be subject to the alternative minimum tax (AMT).
Risks Of Non-Diversification
   Maryland Municipal Bond Fund,
   Pennsylvania Municipal Bond Fund, New
   York Municipal Bond Fund and Virginia
   Municipal Bond Fund are non-diversified.
   Compared to diversified mutual funds,
   each of these Funds may invest a higher
   percentage of its assets among fewer
   issuers of portfolio securities. This
   increases a Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund's Share price and performance.

Risks Associated With Non-
Investment Grade Securities
   The securities in which a Fund may invest may be rated below investment grade.
   Securities rated below investment grade
   may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities.
   For example, their prices are more
   volatile, economic downturns and
   financial setbacks may affect their
   prices more negatively, and their trading market may be more limited.

Maryland Investment Risks
   Maryland Municipal Bond Fund emphasizes
   investments in Maryland and is more
   subject to events that may adversely
   affect Maryland issuers compared to funds that invest in multiple states.
   Maryland's economy is relatively
   diversified across the service, trade and government sectors. The high proportion of federal government jobs, which contributes to high wealth levels, made the state vulnerable to the recession and concurrent federal downsizing in the early 1990's;
   however, Maryland's economic growth rate has improved and is nearing the national average.

New York Investment Risks
   New York Municipal Bond Fund emphasizes
   investments in New York and is subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.
   Yields on New York municipal securities
   depend on a variety of factors,
   including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue.
   Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New
   York could impact New York Municipal Bond
   Fund's portfolio. The ability of this
   Fund to achieve its investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.
   Additionally, the tragic events of
   September 11, 2001 may have adverse
   short-term or long-term economic effects on New York City.

Pennsylvania Investment Risks
   Pennsylvania Municipal Bond Fund
   emphasizes investments in Pennsylvania
   and is more subject to events that may
   adversely affect Pennsylvania issuers.
   Pennsylvania's economy historically has
   been dependent upon heavy industry, but
   has diversified recently into various
   services, particularly into medical and
   health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries.
   Service industries currently employ the
   greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania exempt securities in the Pennsylvania
   Municipal Bond Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.

Virginia Investment Risks
   Since the Fund invests primarily in
   issuers from Virginia, the Fund may be
   subject to additional risks compared to
   Fund that invest in multiple states.
   Virginia's credit strength is based on its substantial resources, conservative financial and budget management, strong demographics and broad based economy.
   Virginia's economy has strong ties to
   government and defense-related industries, as well as high technology industries, trade and tourism. Any downturn in these industries may adversely affect the economy of the state.

Risks Of Foreign Investing
   Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
   Foreign companies may not provide
   information (including financial
   statements) as frequently or to as great an extent as companies in the United
   States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent Balanced Fund,
   International Equity Fund, Large Cap Value
   Fund and Small Cap Growth Fund and its
   Advisor and sub-advisor from obtaining
   information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
   Foreign countries may have restrictions
   on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.
Risks Of Investing In Emerging Market Countries
   Securities issued or traded in emerging
   markets generally entail greater risks
   than securities issued or traded in
   developed markets. For example, their
   prices may be significantly more
   volatile than prices in developed
   countries. Emerging market economies may also experience more severe downturns
   (with corresponding currency
   devaluations) than developed economies.
   Emerging market countries may have
   relatively unstable governments and may
   present the risk of nationalization of
   businesses, expropriation, confiscatory
   taxation or, in certain instances,
   reversion to closed market, centrally
   planned economies.

Currency Risks
   Exchange rates for currencies fluctuate
   daily. The combination of currency risk
   and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

Tracking Error Risks
   Factors such as the Equity Index Fund's
   expenses, imperfect correlation between
   the fund's investments and those of its
   benchmarks, rounding of share prices,
   changes to the benchmark, regulatory
   policies, and leverage may affect its
   ability to achieve perfect correlation
   with its benchmarks. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, Equity Index Fund, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

Asset Allocation Risks
   The Balanced Fund is subject to the risk that the Advisor's asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital.
   Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.

Active Trading Risks
   The Fund may trade securities actively,
   which could increase its transaction
   costs (thereby lowering its performance) and increase the amount of taxes that you may pay.

Exchange-Traded Funds
   An investment in an ETF generally
   presents the same primary risks as an
   investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value;
   (ii) an active trading market for an
   ETF's shares may not develop or be
   maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.
Fund Expenses
   Mutual fund portfolios bear charges for
   advisory fees and operational expenses.
   The Managed Allocation Funds and the
   Underlying Funds in which they invest
   each bear these expenses, so investors in the Managed Allocation Funds may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.
   Each Managed Allocation Fund is subject to affiliated persons risk. In managing the Managed Allocation Funds, the Advisor has the authority to select and substitute the underlying funds in which the Managed
   Allocation Funds will invest. The Advisor is subject to conflicts of interest in allocating Fund assets among the various
   Underlying Funds both because the fees
   payable to it and/or its affiliates by
   some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying
   Funds. The Trustees and officers of the
   Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and the Underlying Funds.
   Pursuant to an SEC exemption, the Funds
   are permitted to invest in shares of the Money Market Funds as a means of managing uninvested cash. These investments will cause a duplication of expenses. The
   Advisor may waive certain fees in
   connection with these investments.



Leverage Risks
   Leverage risk is created when an
   investment exposes the Fund to a level or risk that exceeds the amount invested.
   Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Close Out Risks
   In a short sale transaction, close out
   risk is created by the ability of the
   broker to request at any time that the
   Fund close out its short position in the security. The broker's call request would force the Fund to purchase the security at its current market price, and thus could result in a loss to the Fund.



How Are Shares Priced?
   The Trust offers eight classes of Shares:
   Class A Shares, Class A2 Shares, Class B
   Shares, Class C Shares, Class S Shares,
   Corporate Shares, Institutional I Shares and Institutional II Shares. All Share classes have different sales charges and other expenses, which affect their performance. Each Share class represents interests in a single portfolio of securities. This prospectus relates only to Class A Shares, Class B Shares, and
   Class C Shares as shown in the chart
   below. The differences between the three classes relate to the timing and amount of asset-based sales charges and other expenses which an investor bears directly or indirectly as a shareholder. Contact your financial intermediary or call the MTB Group of Funds at 800-836-2211 for more information about Class A2 Shares, Corporate Shares, Institutional I Shares,
   Institutional II Shares and Class S
   Shares.

                                 CLASS A CLASS B CLASS C
 FUND                            SHARES  SHARES  SHARES
 Small Cap Growth Fund              X       X       X
 Bond, Balanced, and Stock Funds    X       X
 Virginia Municipal Bond Fund       X

The NAV of Shares of the Bond, Balanced
and Stock Funds fluctuates and is
generally based upon the market value of portfolio securities and other assets of the Fund. The NAV is determined at the end of regular trading of the NYSE, which is generally 4:00 p.m. (Eastern time) but may vary due to market circumstances or other reasons (NYSE Close) on each day the NYSE is open. Equity securities are generally valued according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter (OTC) market). Fixed income securities are generally valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at time of purchase may be valued at amortized cost. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. Investments in other open-end registered investment companies are valued at net asset value.
Trading in foreign securities may be
completed at times which vary from the
NYSE Close. In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the NYSE Close. Certain foreign currency exchange rates may also be determined at the latest rate prior to the NYSE Close.
Foreign securities quoted in foreign
currencies are translated into U.S.
dollars at the foreign exchange rate in
effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the NYSE Close. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value determined in good faith by the Fund's Board, although the actual calculation may be done by others. If a Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, or if the NYSE closes earlier than 4:00 p.m. Eastern time, the value of these securities, and therefore the Fund's assets, may change on days or at times you cannot purchase, redeem or exchange Shares of such Fund. In all cases, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.
A Fund may use the fair value of a
security to calculate its NAV when, for
example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund's Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.
Fair valuation procedures are also used
when a significant event affecting the
value of a portfolio security is
determined to have occurred between the
time when the price of the portfolio
security is determined and the close of
trading on the NYSE, which is when the
Fund's NAV is computed. An event is
considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.
Significant events include significant
general securities market movements
occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time when the NAV is calculated.
In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.
The Funds' Board has authorized the use of an independent fair valuation service to monitor changes in a designated U.S.
market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.
There can be no assurance that a Fund
could purchase or sell a portfolio
security at the price used to calculate
the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value.
Fair valuations generally remain unchanged until new information becomes available.
Consequently, changes in the fair
valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.
   To the extent any Fund invests in other
   investment companies, the prospectuses
   for those companies explain the
   circumstances under which they will use
   fair value pricing and the effects of
   using fair value pricing.

Sales Charge When You Purchase Class A Shares
   The Class A Shares of all the Funds bear front-end sales charges. When the Funds receive your purchase request in proper form (as described in this prospectus), it is processed at the next calculated
   NAV plus any applicable front-end sales
   charge as is shown in the tables below.
   Class A Shares of each Stock Fund and the
   Balanced Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

                                     SALES CHARGE AS A   SALES CHARGE AS A
                                    PERCENTAGE OF PUBLIC   PERCENTAGE OF
 PURCHASE AMOUNT                       OFFERING PRICE           NAV
 Less than $50,000                         5.50%               5.82%
 $50,000 but less than $100,000            4.25%               4.44%
 $100,000 but less than $ 250,000          3.25%               3.36%
 $250,000 but less than $ 500,000          2.25%               2.30%
 $500,000 but less than $1 million         2.00%               2.04%
 $1 million or greater*                    0.00%               0.00%

Class A Shares of Managed Allocation Fund
- Aggressive Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

                                     SALES CHARGE AS A   SALES CHARGE AS A
                                    PERCENTAGE OF PUBLIC   PERCENTAGE OF
 PURCHASE AMOUNT                       OFFERING PRICE           NAV
 Less than $50,000                         5.00%               5.26%
 $50,000 but less than $100,000            4.00%               4.17%
 $100,000 but less than $ 250,000          3.00%               3.09%
 $250,000 but less than $ 500,000          2.00%               2.04%
 $500,000 but less than $1 million         1.00%               1.01%
 $1 million or greater*                    0.00%               0.00%

Class A Shares of each Bond Fund (except for Short Duration Government Bond Fund and Short-Term Corporate Bond Fund) and
Managed Allocation Fund -Moderate Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

                                    SALES CHARGE AS A   SALES CHARGE AS A
                                   PERCENTAGE OF PUBLIC   PERCENTAGE OF
 PURCHASE AMOUNT                      OFFERING PRICE           NAV
 Less than $100,000                       4.50%               4.71%
 $100,000 but less than $250,000          3.75%               3.90%
 $250,000 but less than $500,000          3.00%               3.09%
 $500,000 but less than $1 million        2.00%               2.04%
 $1 million or greater*                   0.00%               0.00%

Class A Shares of Managed Allocation Fund - Conservative Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

                                    SALES CHARGE AS A   SALES CHARGE AS A
                                   PERCENTAGE OF PUBLIC   PERCENTAGE OF
 PURCHASE AMOUNT                      OFFERING PRICE           NAV
 Less than $        100,000               4.00%               4.17%
 $100,000 but less than $250,000          3.00%               3.09%
 $250,000 but less than $500,000          2.00%               2.04%
 $500,000 but less than $1 million        1.00%               1.01%
 $1 million or greater*                   0.00%               0.00%

Short Duration Government Bond Fund and
Short-Term Corporate Bond Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

                                     SALES CHARGE AS A   SALES CHARGE AS A
                                    PERCENTAGE OF PUBLIC   PERCENTAGE OF
 PURCHASE AMOUNT                       OFFERING PRICE           NAV
 Less than $50,000                         3.00%               3.09%
 $50,000 but less than $100,000            2.50%               2.56%
 $100,000 but less than $ 250,000          2.25%               2.30%
 $250,000 but less than $ 500,000          1.75%               1.78%
 $500,000 but less than $1 million         1.25%               1.27%
 $1 million or greater*                    0.00%               0.00%

   * Except for Equity Index Fund, Equity Income Fund, Large Cap Value Fund, and Small Cap Stock Fund, if you make an investment of $1,000,000 or more at net asset value in Class A Shares, and you redeem all or any portion of your shares at any time within the 18-month period beginning on the first day of the calendar month following the month in which you made your purchase, your redemption proceeds will be subject to a 1.00% contingent deferred sales charge (CDSC). Exchanges do not trigger the CDSC. In addition, if your investment professional waives receipt of the NAV advanced commission payment described below and notifies the Fund, this CDSC will not apply. The CDSC will be calculated using the share price at time of purchase.
CLASS A SHARES NAV COMMISSION PAYMENTS
   Your investment professional is
   entitled to receive an advanced
   commission payment on sales of $1
   million or more of Class A Shares of
   the Funds as follows:

STOCK, BALANCED AND MANAGED ALLOCATION FUNDS*

                                  ADVANCE COMMISSION
                                  AS A PERCENTAGE OF
 PURCHASE AMOUNT                 PUBLIC OFFERING PRICE
 $1 million - $2,999,999.99              1.00%
 $3 million up to $4,999,999.99          0.50%
 Over $5 million                         0.25%

BOND FUNDS

                                  ADVANCE COMMISSION
                                  AS A PERCENTAGE OF
 PURCHASE AMOUNT                 PUBLIC OFFERING PRICE
 $1 million - $2,999,999.99              0.75%
 $3 million up to $4,999,999.99          0.50%
 Over $5 million                         0.25%

   * Excluding Equity Index Fund, Equity Income Fund, Large Cap Value Fund and Small Cap Stock Fund which pay no commission on NAV trades.
THE FOLLOWING REDUCTIONS AND ELIMINATIONS
OF SALES CHARGES APPLY ONLY TO CLASS A
SHARES.

THE SALES CHARGE AT PURCHASE MAY BE REDUCED BY:
   * purchasing Shares in greater quantities to reduce the applicable sales charge (purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined);
   *   combining concurrent purchases of Shares:

   *   - by you, your spouse, and your children under age 21; or
   * - of the same share class of two or more MTB Funds (other than money market funds);
   * accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
   * signing a Letter of Intent (LOI) committing to purchase a certain dollar amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the LOI, the custodian will release the Shares in escrow to your account. If you do not fulfill the LOI, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.
THE SALES CHARGE MAY BE ELIMINATED
WHEN YOU PURCHASE SHARES:
   * by exchanging Shares from the same share class of another MTB Fund (other than a money market fund);
   * through wrap accounts or other investment programs where you pay the investment professional directly for services;
   * through investment professionals that receive no portion of the sales charge;
   * as a current or retired/former Trustee, Director or employee of the Fund, the Advisor, the Distributor, the Sub-advisor and their affiliates, M&T Bank Corporation and their subsidiaries and the immediate family members of these individuals. (Immediate family member is defined as any parent, spouse of a parent, child, spouse of a child, spouse, brother or sister, and includes step and adoptive relationships of these people) because there are nominal sales efforts associated with their purchases;
   * as an employee of a dealer which has a selling group agreement with the Distributor and consents to such purchases;
   * with respect to former holders of the FBR Maryland Tax-Free Portfolio and FBR Virginia Tax-Free Portfolio who participated in the Reorganization of either Portfolio into Class A Shares of the corresponding MTB Maryland Municipal Bond Fund or MTB Virginia Municipal Bond Fund (such holders may purchase Class A Shares of any MTB mutual fund without paying a sales charge); or
   *   as an investor referred by any sub-advisor to the Funds.
   If your investment qualifies for a
   reduction or elimination of the sales
   charge, you or your financial intermediary must notify the Fund's Distributor,
   Edgewood Services Inc., or MTB Funds
   Shareholder Services at time of purchase.
   If the Distributor or MTB Funds
   Shareholder Services is not notified at
   the time of purchase, you may receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

Sales Charge When You Redeem Class B Shares or Class C Shares
   Class B Shares and Class C Shares are not subject to front-end sales charges.
   Generally, absent confirmation by the
   shareholder, orders for $100,000 or more of Class B Shares or $1 million or more of Class C Shares will be rejected or invested in Class A Shares instead of Class B Shares or Class C Shares to maximize your returns and minimize sales charges and marketing fees. Class B
   Shares and Class C Shares are subject to CDSCs.
Your redemption proceeds with respect to Class B Shares may be reduced by a sales charge, commonly referred to as a CDSC if you redeem them within the following times from the purchase date:

 SHARES HELD UP TO: CLASS B SHARES-CDSC
 1 year                    5.00%
 2 years                   4.00%
 3 years                   3.00%
 4 years                   3.00%
 5 years                   2.00%
 6 years                   1.00%
 7 years or more           0.00%

Class B Shares convert to Class A Shares
(which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

Class B Shares acquired in exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.
You will be charged a 1.00% CDSC (except as noted below) when redeeming Class C
Shares within one year of purchase. You
will not be charged a CDSC when
redeeming Shares:
   *   purchased with reinvested dividends or capital gains;
   * if you exchange Class B Shares into the Class B Shares of another MTB Fund where the Shares were held for the applicable CDSC holding period;
   * purchased through financial intermediaries who did not receive advanced sales commission payments;
   * if, after you purchase Shares, you become disabled, as defined by the IRS;
   *   if the redemption qualified under the Systematic Withdrawal Program;
   * if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
   *   if your redemption is a required retirement plan distribution;
   * representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 701/2; or
   *   upon the death of the last surviving shareholder of the account.
   If your redemption qualifies, you or your financial intermediary should notify the
   Distributor or the Funds at the time of
   redemption to eliminate the CDSC. If the Distributor or the Funds are not notified, the CDSC will apply.

TO KEEP THE SALES CHARGE AS LOW AS
POSSIBLE, THE FUND REDEEMS YOUR SHARES
IN THIS ORDER:
   * Shares that are not subject to a CDSC (which would include any Class A Shares into which Class B Shares were converted); and
   * Shares held the longest (to determine the number of years your Class B Shares have been held, include the time you held Class B shares of other MTB Funds that have been exchanged for Shares of this Fund).
The CDSC is then calculated using the
share price at time of purchase or
redemption, whichever is lower.
Keep in mind that financial
intermediaries may charge you additional fees for their services in connection with your Share transactions.
How to Purchase, Redeem, and Exchange
Shares
   When the NYSE is open for business, you
   may purchase, redeem, or exchange Shares by phone, mail, or wire through your financial intermediary or MTB Group of Funds, subject to daily cutoff times. Your order will be processed at the next calculated NAV, plus any sales charges or less any CDSC as applicable, after your order request is received by the Fund or its designated agent in proper form. The
   NYSE is closed on weekends and on the
   following holidays: New Year's Day, Martin
   Luther King, Jr. Day, President's Day,
   Good Friday, Memorial Day, Independence
   Day, Labor Day, Thanksgiving Day and
   Christmas Day. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. In addition to the scheduled NYSE holidays noted above, the Federal Reserve wire system is scheduled to be closed on the following days: Columbus Day and Veterans'
   Day. The Funds do not issue share
   certificates and they reserve the right to reject any purchase request for any reason.
   The Funds will only accept purchases from residents of the United States (including
   Guam, Puerto Rico, and the U.S. Virgin
   Islands) with U.S. mailing addresses.
   To help the government fight the funding of terrorism and money laundering activities and to verify your identity, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.
Purchasing Shares
   If you would like to purchase Shares of
   an MTB Fund for the first time, please
   consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds
   Shareholders Services department at 800-
   836-2211.

 Minimum Initial Investment Amount:    $ 500
 Minimum Subsequent Investment Amount:  $ 25
 Minimum Balance                       $ 250

   The minimum initial and subsequent
   investment amounts may be waived or
   lowered from time to time.

Accounts With Low Balances
   Due to the high cost of maintaining
   accounts with low balances, non-
   retirement accounts may be closed if
   redemptions or exchanges cause the
   account balance to fall below $250.
   Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

Through Your Financial Intermediary
   Shareholders normally purchase Shares
   through investment professionals and
   different types of customer accounts at
   financial intermediaries. You should read this prospectus together with any agreements between you and your financial intermediary to learn about procedures to follow, the services provided, the fees charged for those services, required earlier cutoff times than shown in this prospectus, and any restrictions and limitations imposed.

Directly With MTB Funds
   To purchase shares directly with the MTB
   Group of Funds, please call Shareholder
   Services at 800-836-2211.

Transactions by Telephone
   Once your account is established, you may purchase, redeem or exchange Shares by telephone unless you have declined this privilege on your account application.
   Please call Shareholder Services at 800-
   836-2211.
   The Funds reserve the right to modify
   or terminate the phone redemption and
   exchange privileges at any time.
   Shareholders will be notified prior to
   any modification or termination. Your
   phone instructions may be electronically recorded for your protection.
   Shareholders who purchase shares by phone or accept the phone redemption or exchange privilege authorize the Trust and its agents to act upon their telephonic instructions for any account for which they have authorized such services. Redeeming or exchanging Shares over the phone is convenient, but not without risk. Although the Funds have created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following phone instructions we reasonably believe to be genuine. If you transact with the Fund over the phone, you will generally bear the risk of any loss.

Payment Methods
   Payment may be made by check, Federal
   Reserve System wire, or Automated
   Clearing House (ACH). Please see
   "Limitations on Redemption Proceeds"
   below for information on how your form of payment may impact the timing of redemption payments. Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you generally will receive Class
   A Shares. Each payment must be
   accompanied by your name, the Fund's name and Share class, and your account number
   (if established).

BY CHECK
   Current shareholders can purchase
   additional Shares by sending a check to
   the MTB Group of Funds accompanied by
   purchase instructions. Make your check
   payable to (Name of the Fund and Class of Shares) and mail it to the MTB Group of Funds along with your application.
    MTB Group of
    Funds
    P.O. Box 8477
    Boston, MA 02266
   If you are not a current shareholder,
   please call Shareholder Services at 800-
   836-2211 for information on how to
   purchase shares. Purchase orders by mail for non-Money Market Funds are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received. However, payment may be delayed up to seven business days to allow your purchase payment to clear.
   The Funds do not accept cash, money
   orders, credit cards, travelers checks,
   or third party checks (for example,
   checks that are either not from the
   investor or made payable to a third party and endorsed over to MTB Group of Funds).

BY FEDERAL RESERVE SYSTEM WIRE
   Once your account is established, ask
   your bank to wire money to the Fund's
   custodian bank, accompanied by purchase
   instructions. For additional purchases,
   wire your money with instructions. Wire
   orders will only be accepted on days on
   which the Funds, M&T Bank, and the
   Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund purchases and what it means to you. The
   Funds are not responsible for delays in
   the receipt of wires.

                 YOUR PURCHASE                       YOUR PURCHASE
                   REQUEST IN                          REQUEST IN
                 PROPER ORDER/                      PROPER ORDER AND
                 FEDERAL FUNDS                       FEDERAL FUNDS
                RECEIVED BEFORE:                    RECEIVED AFTER:
FUND TYPE        (EASTERN TIME)     RESULTS IN:      (EASTERN TIME)   RESULTS IN:
Bond, Balanced     NYSE Close    Receive that day's    NYSE Close    Receive next
and Stock Funds                  closing NAV                         calculated NAV

Send your wire to:
  State Street Bank and
  Trust Company Boston, MA
  Dollar Amount of
  Wire ABA Number
  011000028 Account
  Number 99026593
  Attn: (MTB Fund
  Name)
  Wire Order Number, Dealer Number or
  Group Number Nominee/Institution Name
  Further Credit To: (MTB Account name
  and number)
BY ACH
   Once your account is established, you may purchase Fund Shares by transferring money via ACH from your checking or savings account to your Fund account. You will not begin earning dividends on Funds Shares until the ACH transaction settles, which could be as soon as the next business day.

SYSTEMATIC INVESTMENT PROGRAM
   Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or savings account. To sign up for this program, please call MTB Funds for an application.

Redeeming Shares
   To redeem shares you must provide us with your name, the Fund's name and Share class, your account number, the number of shares or dollar amount you wish to redeem, and your choice of Payment Option.
   If you do not specify a Payment Option, a check will be mailed to you at your address of record. Redemption requests for Shares held through an IRA account must be made by mail and not by phone.

BY TELEPHONE
   To redeem shares by telephone, please call
   Shareholders Services at 800-836-2211. You are automatically eligible to make phone redemptions unless you decline the privilege at the time you open your account. It is recommended that you provide the necessary information for the phone redemption option on your initial application. If you do not do this and later wish to take advantage of the phone redemption privilege, call the MTB Group of Funds for authorization forms. MTB
   Group of Funds limit telephone redemptions to the address of record to $50,000.
   Telephone redemption requests above
   $50,000 may be transferred to a
   linked bank account on record. Otherwise, you must submit a written request with a signature guarantee. Please contact MTB
   Shareholder Services for further
   information.

BY MAIL
   Send your written request to MTB Funds.
    MTB Group of
    Funds

    P.O. Box 8477

    Boston, MA 02266

Payment Options
   You may receive your redemption proceeds by check, Federal Reserve System wire, or ACH transfer to your designated bank account. See "Limitations on Redemption
   Proceeds" below for additional
   information about payment of redemption
   proceeds.
   The Funds reserve the right to charge a
   fee for outgoing wires and overnight check requests. The Funds may, in their discretion, waive this fee under special circumstances.

BY CHECK
   Normally, a check for redemption proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days after receipt of a proper redemption request.

BY FEDERAL RESERVE SYSTEM WIRE
   Wire transfers of redemption proceeds can only be made on days on which the Federal
   Reserve wire system, M&T Bank, and the
   Funds are open for business. Certain
   financial institutions may charge a fee
   for the receipt of wire transfers. The
   Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund redemptions by wire and what it means to you.

                   YOUR REDEMPTION                       YOUR REDEMPTION
                     REQUEST IN                            REQUEST IN
                    PROPER ORDER                          PROPER ORDER
                FUND RECEIVED BEFORE:                    RECEIVED AFTER:
TYPE/NAME          (EASTERN TIME)        RESULTS IN:     (EASTERN TIME)    RESULTS IN:
Bond, Balanced       NYSE Close       Receive that day's   NYSE Close    Receive next
and Stock Funds                       closing NAV                        calculated NAV
                                      Next day wire                      Second day wire

BY ACH
   You may have redemption proceeds sent
   directly to your checking or savings
   account via ACH transfer from the Fund. If you place your order by 3:00 p.m. (Eastern time), you will receive that day's closing
   NAV and any dividends earned that day.
   Since ACH transfers are processed
   overnight, you will not receive redemption proceeds until at least the second business day.
SYSTEMATIC WITHDRAWAL PROGRAM
   You may automatically redeem Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established (multiple Class B Share accounts cannot be aggregated to meet this minimum balance). This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A or Class C Shares subject to a sales charge while redeeming Shares using this program. For more information and an application form for this program call MTB Group of Funds.
   Generally, Class B Shares and Class C
   Shares systematically withdrawn will be
   subject to CDSC. However, a CDSC will not be charged on systematic redemptions of Class B Shares or Class C Shares if:
   * Shares redeemed are 12% or less of the account value in a single year. In measuring the redemption percentage, your account is valued when you establish the systematic redemption program and then annually at calendar year-end; and
   *   the account is at least one year old; and
   *   all dividends and capital gains distributions are reinvested.
Additional Conditions

SIGNATURE GUARANTEES
   For your protection, MTB Group of Funds
   requires the Medallion Guarantee (STAMP
   2000 Medallion Guarantee) on written
   requests and instructions:
   *   when you are requesting a redemption of $50,000 or more;
   * when you want a redemption to be sent to an address or bank account other than the one you have on record with the Fund;
   * when you want the redemption payable to someone other than the shareholder of record; or
   * when you request a bank account to be linked to your MTB Fund (all bank account owners must sign).
   Your signature can be guaranteed by any
   federally insured financial institution
   (such as a bank or credit union) or a
   broker-dealer that is a domestic stock
   exchange member, but not by a notary
   public.

LIMITATIONS ON REDEMPTION PROCEEDS
   Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form.
   Payment may be delayed up to seven days:
   *   to allow your purchase to clear (as discussed below);
   *   during periods of market volatility;
   * when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets;
   * during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares
recently purchased by check (including a cashier's check or certified check) or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.
In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
   * when the NYSE is closed, other than customary weekend and holiday closings;
   *   when trading on the NYSE is restricted, as determined by the SEC; or
   * in which an emergency exists as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.
You will not accrue interest or
dividends on uncashed redemption
checks from the Fund if those checks
are undeliverable and returned to the
Fund.
Redemption In Kind
   Although the Funds intend to pay Share
   redemptions in cash, each Fund reserves
   the right to pay the redemption price
   in whole or in part by a distribution
   of the Fund's portfolio securities.

Redemption From Retirement Accounts
   In the absence of your specific
   instructions, 10% of the value of your
   redemption from a retirement account in
   a Fund may be withheld for taxes. This
   withholding only applies to certain
   types of retirement accounts.

Exchanging Shares
   You may exchange Shares of a Fund for the same Share class of another MTB Fund. All exchange requests must include your name and account number, the Fund's name and Share class, the number of shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.
   In order to exchange Shares you must
   submit your request in proper form and:
   * meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);
   * establish an account in the Fund you want to acquire if you do not have an account in that Fund;
   *   ensure that the account registrations are identical;
   *   receive a prospectus for the Fund into which you wish to exchange; and
   * only exchange into a Fund that may be legally sold in your state of residence.
An exchange is treated as a redemption and subsequent purchase and is a taxable transaction. The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.
Class A Share Exchanges

EXCHANGES AT NAV
   If you exchange between Funds with
   different sales charges, the exchange
   will be made at NAV. However, you would
   pay applicable sales charges when
   exchanging Shares from one of the Money
   Market Funds into one of the Bond,
   Balanced, or Stock Funds.
   If you paid a sales charge once
   (including Shares acquired through
   reinvestment of dividends and capital
   gains), you will not have to pay the
   sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.
   If you formerly were a holder of shares of FBR Maryland Tax-Free Portfolio or FBR
   Virginia Tax-Free Portfolio and
   participated in the Reorganization of
   either Portfolio into Class A Shares of
   MTB Maryland Municipal Bond Fund or MTB
   Virginia Municipal Bond Fund, you may
   exchange such Class A Shares into Class A
   Shares of any other MTB Funds at NAV. In addition, you may purchase Class A Shares of any MTB Fund without paying a sales charge. In order to exchange into or purchase Class A Shares of any MTB Fund without paying a sales charge (where a sales charge would otherwise be imposed), you or your financial intermediary must notify Edgewood or MTB Funds Shareholder
   Services at the time of the transaction, except that such notice is not required to purchase additional Class A Shares of MTB
   Maryland Municipal Bond Fund or MTB
   Virginia Municipal Bond Fund without a
   sales charge if you became a shareholder of such Fund as part of the Reorganization.

EXCHANGES SUBJECT TO A SALES CHARGE
   If you invested in a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains. Dividends of the Class
   A Shares of the Money Market Funds can be reinvested into Class A Shares of any other MTB Fund at NAV at time of payment.

Class B Share Exchanges
   You may exchange Class B Shares from one
   Fund to Class B Shares of another at NAV without any sales charge. The time you held the original Class B Shares will be added to the time you held the exchanged-for Class B Shares for purposes of calculating any applicable CDSC when you ultimately redeem those Shares.

BY TELEPHONE
   To request an exchange, and for
   additional information about the
   exchange privilege, call MTB Group of
   Funds. Below is a chart that shows the
   cutoff time for processing Fund
   exchanges and what it means to you.

            YOUR EXCHANGE                YOUR EXCHANGE
              REQUEST IN                  REQUEST IN
             PROPER ORDER                PROPER ORDER
           RECEIVED BEFORE:             RECEIVED AFTER:
 FUND TYPE  (EASTERN TIME)  RESULTS IN: (EASTERN TIME)     RESULTS IN:
 All Funds    NYSE Close    Same day      NYSE Close    Next day exchange
                            exchange

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.
You will automatically be eligible for
phone exchanges, unless you decline this privilege at the time you open your account. It is recommended that you provide the necessary information for the phone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, call MTB Group of Funds for authorization forms.
BY MAIL
   Send your written request to MTB Group of Funds.

SYSTEMATIC EXCHANGE PROGRAM
   You may exchange Shares from one Fund into the same share class of another Fund on a monthly, quarterly or annual basis.
   Exchanges must be at least $25 and are
   subject to limitations as described above.
   For more information and an application
   form for this Program, call MTB Group of Funds.

Frequent Trading Policies

   Frequent or short-term trading into and
   out of a Fund can have adverse
   consequences for the Fund and
   shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund.
   Investors engaged in such trading may
   also seek to profit by anticipating
   changes in the Fund's NAV in advance of
   the time as of which NAV is calculated.
   The Funds' Board has approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds' Shares. The Funds also monitor trading in Shares in an effort to identify disruptive trading activity. The
   Funds monitor trades into and out of the Funds within a period of 30 days or less, where both the purchase and sale are at least $100,000. The Funds may also monitor trades into and out of the Funds over periods longer than 30 days. Whether or not the specific monitoring limits are exceeded, the Funds' management or Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Shares. No matter how the Funds define their limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund's portfolio and its performance.
The Funds' frequent trading restrictions do not apply to purchases and sales of Shares of MTB Group of Funds ("Underlying
Funds") by the MTB Managed Allocation
Funds. The MTB Managed Allocation Funds
impose the same frequent trading
restrictions as the Underlying Funds at
their shareholder level. In addition,
allocation changes of the investing MTB
Managed Allocation Fund are monitored, and the managers of the Underlying Fund must determine that there is no material adverse impact on the Underlying Fund or its shareholders. The intent of this exception is to allow managers of the MTB
Managed Allocation Funds to accommodate
cash flows that result from non-abusive
trading in the MTB Managed Allocation
Funds, and to reallocate portfolio
investments of MTB Managed Allocation
Funds among various Underlying Funds in
accordance with the investment objectives of the MTB Managed Allocation Funds, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits.
Nevertheless, as with any trading in Fund
Shares, purchases and redemptions of
Underlying Fund Shares by the MTB Managed
Allocation Funds could adversely affect
the management of the Underlying Fund's
portfolio and its performance.
The Funds' objective is that their
restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. To accomplish this, each financial intermediary must agree to provide, at the Funds' request, certain information regarding shareholders who hold accounts with or trade through such intermediary (Investors), and to execute written instructions from the Funds to restrict or prohibit further purchases or exchanges of Fund Shares by any Investor whom the Funds have identified as having violated this policy. However, despite these efforts, the Funds may not be able to detect all short-term trading, particularly shares held through financial intermediaries in multiple or omnibus accounts. This may mean that these restrictions may not be able to be applied uniformly in all cases.

   The Adviser will provide to the Funds'
   Board a quarterly report of all potential occurrences which were detected during the preceding quarter, and a description of any action taken with respect thereto.

Account And Share Information

Corporate Resolutions
   Corporations and certain other
   organizations are required to furnish
   evidence of the authority of persons
   designated on the account application to effect transactions on behalf of the organization.

Confirmations And Account Statements
   You will receive written confirmation of purchases, redemptions and exchanges
   (except systematic transactions).
   Shareholders also will receive quarterly statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Retirement Investments
   Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual
   IRA account fee. Maryland Municipal Bond
   Fund, Pennsylvania Municipal Bond Fund,
   New York Municipal Bond Fund and Virginia
   Municipal Bond Fund are generally not
   appropriate for retirement plans or IRA
   accounts. For further details, contact MTB
   Funds and consult a tax advisor.

Distribution of Fund Shares
   Edgewood Services, Inc. (Distributor),
   whose address is 5800 Corporate Drive,
   Pittsburgh, PA 15237, serves as the
   Distributor of the Funds offered by this Prospectus. The Distributor is a subsidiary of Federated Investors, Inc.
   (Federated).
   The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through a financial intermediary that has an agreement with the Distributor. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to financial intermediaries. The
   Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing
   Shares. Financial intermediaries include the Advisor and its affiliates. You should consult your financial intermediary to determine what types of compensation it may receive for selling Fund Shares.
   From time to time in its sole discretion, the Distributor may institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other sources available to it, including amounts made available by the Distributor's affiliate (Federated Services Company), and the Advisor and its affiliates out of their reasonable profits and other resources. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Rule 12b-1 Plans
   The Funds have adopted a Rule 12b-1 Plan on behalf of Class A Shares, Class B
   Shares and Class C Shares offered by this prospectus, which allows them to pay distribution fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily net assets of the Funds for Class A Shares and up to 0.75% of the average daily net assets of the Funds for Class B Shares and Class C
   Shares, for the sale, distribution,
   administration, customer servicing and
   recordkeeping of these Shares. These fees may be paid to the Distributor, the Advisor and their affiliates. In the case of Class B Shares and Class C Shares, the
   Plan may also be used to compensate the
   Distributor, the Advisor, a sub-advisor, their affiliates or financial intermediaries for commissions advanced on the sale of those Shares. The Funds may waive or reduce the maximum amount of Rule
   12b-1 fees they pay from time to time in their sole discretion. In addition, a financial intermediary (including the
   Distributor, the Advisor or their
   affiliates) may voluntarily waive or
   reduce any fees to which they may be
   entitled. Because these Shares pay
   marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

Shareholder Services Plans
   The Funds have adopted a Shareholder
   Services Plan on behalf of Class A
   Shares, Class B Shares, and Class C
   Shares, which is administered by
   Federated Services Company to pay service fees to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing services to the Funds and their shareholders and maintaining shareholders accounts. M&T Securities, Inc. (M&T
   Securities) has entered into a
   shareholder services agreement with
   Federated Services Company under which it is entitled to receive a shareholder services fee for acting as shareholder servicing agent for the Funds, including providing shareholder assistance, and communicating or facilitating purchases and redemptions of Shares.

Additional Payments to Financial Intermediaries
   The Distributor and its affiliates
   (including Federated Services Company)
   may pay out of their own reasonable
   resources and profits amounts (including items of material value) to certain financial intermediaries (which may include the Advisor and its affiliates) to support the sale of Shares or provide services to Fund shareholders. The
   Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (including the Distributor and Federated Services Company) to support the sale of Shares or provide services to the Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus because they are not paid by the Fund.
   These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.
   These payments may be in addition to
   payments made by the Fund to the
   financial intermediary under a Rule 12b-1
   Plan and/or shareholder service fee
   arrangement. You can ask your financial
   intermediary for information about any
   payments it receives from the
   Distributor, the Advisor, their
   affiliates, or the Fund and any services the financial intermediary provides. The
   SAI contains additional information on
   the types of additional payments that may be paid.

Dividends and Capital Gains

                                                          DIVIDENDS DECLARED/
FUND                                                      DIVIDENDS PAID
International Equity Fund, Large Cap Growth Fund,         Annually/Annually
Large Cap Stock Fund, Managed Allocation Fund
 - Aggressive Growth, Managed Allocation Fund
 - Moderate Growth, Mid Cap Growth Fund,
Mid Cap Stock Fund, Multi Cap Growth Fund,
Small Cap Growth Fund, Small Cap Stock Fund

Balanced Fund, Equity Index Fund, Large Cap Value Fund,   Quarterly/Quarterly
Managed Allocation Fund - Conservative Growth

Equity Income Fund                                        Monthly/Monthly

Income Fund, Intermediate-Term Bond Fund,                 Daily/Monthly
Maryland Municipal Bond Fund, Pennsylvania Municipal
Bond Fund, New York Municipal Bond Fund,
Short Duration Government Bond Fund, Short-Term
Corporate Bond Fund, U.S. Government Bond Fund,
Virginia Municipal Bond Fund


Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains.
In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.
If you purchase Shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares.
Therefore, you should consider the tax
implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.
Tax Information
   The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year.
   Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.
   The Funds' distributions are expected to be as follows:

                                                   DISTRIBUTIONS ARE EXPECTED
 FUND                                              TO BE PRIMARILY:
 International Equity Fund, Multi Cap Growth Fund,
 Small Cap Growth Fund                             Capital Gains
 Balanced Fund, Equity Income Fund,
 Equity Index Fund, Large Cap Growth Fund,
 Large Cap Stock Fund, Large Cap Value Fund,
 Managed Allocation Fund-Aggressive Growth,
 Managed Allocation Fund-Conservative Growth,
 Managed Allocation Fund-Moderate Growth,
 Mid Cap Growth Fund, Mid Cap Stock Fund,
 Small Cap Stock Fund                              Dividends and Capital Gains
 Income Fund, Intermediate-Term Bond Fund,
 Maryland Municipal Bond Fund, New York
 Municipal Bond Fund, Pennsylvania Municipal
 Bond Fund, Short Duration Government Bond Fund,
 Short-Term Corporate Bond Fund, U.S. Government
 Bond Fund, Virginia Municipal Bond Fund           Dividends

   It is anticipated that distributions for New York Municipal Bond Fund,
   Pennsylvania Municipal Bond Fund,
   Maryland Municipal Bond Fund and Virginia
   Municipal Bond Fund will be primarily
   dividends that are exempt from federal
   income tax, although a portion of each
   Fund's dividends may not be exempt.
   Dividends may be subject to state and
   local taxes, although each of these
   Funds' dividends will be exempt from New
   York, Pennsylvania, Maryland, or Virginia state personal income tax to the extent that they are derived from interest on obligations exempt from New York,
   Pennsylvania, Maryland, or Virginia
   personal income taxes, respectively.
   Redemptions and exchanges are taxable
   sales. Capital gains and non-exempt
   dividends are taxable whether paid in cash or reinvested in the Fund. Please consult your tax advisor regarding your federal, state, and local tax liability.

Portfolio Holdings Information
   Information concerning each Fund's
   portfolio holdings is available in the
   "Funds & Performance" section of the MTB
   Group of Funds website at
   www.mtbfunds.com. A complete listing of
   each Fund's portfolio holdings as of the end of each month is posted on the website approximately 60 days after the end of the month and remains there until it is replaced with information for the next month. You may access this from the "Funds
   & Performance" page: click on "Fund
   Holdings," choose from the menu of "Equity
   Fund
Holdings," "Fixed Income Holdings," or
"Money Market Fund Holdings," and select the name of the Fund from the appropriate menu.
Summary portfolio composition information as of the close of each quarter is posted on the website approximately 30 days after the end of the quarter and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change:
   * For Stock Funds, Bond Funds and Balanced Fund, identification of the Fund's top ten holdings;
   * For Stock Funds, Bond Funds, Balanced Fund, and Money Market Funds, percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable:
   * For each Managed Allocation Fund, percentage breakdowns of the portfolio by underlying MTB Fund investment.
You may access this from the "Funds &
Performance" page: click on "Class A, B
and C Funds Quarterly Fact Sheets," and
select the appropriate link opposite the name of the Fund. You may also access a complete set of these monthly/quarterly fact sheets by clicking on "Prospectus and Fund Guide" and selecting "Retail
Fund Guide."
In addition, each Fund's annual and
semiannual reports contain complete
listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. You may access this from the "Funds & Performance" page:
click on "Prospectus & Fund Guide" and
select the desired report from the
following options: "Semi-Annual Report
Money Market Funds," "Semi-Annual Report
Fluctuating Funds" or "Annual Report."
Each Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.
Each of these fiscal quarter reports
containing complete listings of the Fund's portfolio holdings is filed with the SEC within 60 days of the end of the reporting period at the SEC's website at www.sec.gov and is posted on the Funds' website at www.mtbfunds.com.
Who Manages The Funds?
   The Board of Trustees (the Board) governs the Funds. The Board selects and oversees the Advisor, MTB Investment Advisors,
   Inc. ("MTBIA"), a subsidiary of M&T Bank.
   The Advisor manages each Fund's assets,
   including buying and selling portfolio
   securities. The Advisor's address is 100
   E. Pratt Street, 17th Floor, Baltimore,
   MD 21202.

   M&T Bank is the principal banking
   subsidiary of M&T Bank Corporation, a
   regional bank holding company in
   existence since 1969. M&T Bank was
   founded in 1892 and provides
   comprehensive banking and financial
   services to individuals, governmental
   entities and businesses
throughout New York State, Pennsylvania,
Maryland and parts of Virginia, West
Virginia, the District of Columbia and
Delaware. As of June 30, 2007, M&T Bank
Corporation had over $__ billion in
assets. MTBIA and entities affiliated with MTBIA or its predecessors have served as investment advisor to MTB Funds since 1988 and, as of June 30, 2007, it managed approximately $__ billion in assets. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For its services under an Advisory
Contract, the Advisor receives an annual
Advisory Fee from each Fund, equal to a
percentage of each Fund's average daily net assets as follows:

 FUND                                ADVISORY FEE
 Balanced Fund                          0.65%
 Equity Income Fund                     0.70%
 Equity Index Fund                      0.20%
 Income Fund                            0.60%
 Intermediate-Term Bond Fund            0.70%
 International Equity Fund              1.00%
 Large Cap Growth Fund                  0.85%
 Large Cap Stock Fund                   0.85%
 Large Cap Value Fund                   0.70%
 Managed Allocation Funds               0.25%
 Maryland Municipal Bond Fund           0.70%
 Mid Cap Growth Fund                    0.85%
 Mid Cap Stock Fund                     0.85%
 Multi Cap Growth Fund                  0.70%
 New York Municipal Bond Fund           0.70%
 Pennsylvania Municipal Bond Fund       0.70%
 Short Duration Government Bond Fund    0.60%
 Short-Term Corporate Bond Fund         0.70%
 Small Cap Growth Fund                  0.85%
 Small Cap Stock Fund                   0.85%
 U.S. Government Bond Fund              0.70%
 Virginia Municipal Bond Fund           0.70%

The Advisor may voluntarily waive a
portion of its fee or reimburse a Fund
for certain operating expenses.
In addition to the investment management
services provided by MTBIA, MTBIA's
affiliate M&T Securities, Inc. provides
administrative services to the Funds and
is entitled to receive a maximum fee of
0.04% of the Funds' average daily net
assets for such administrative services.
M&T Securities, Inc. and its affiliates
also may receive up to 0.25% of the Funds'
average daily net assets for shareholder
services under the Shareholder Services
Plan described in "Shareholder Services
Plans" and up to 0.25% of average daily
net assets of the Funds' Class A Shares or
0.75%
of average daily net assets of the Funds'
Class B Shares and Class C Shares for
distribution services provided to the
Funds under the Rule 12b-1 Plan described in "Rule 12b-1 Plans."
A discussion of the Board's review of
the Funds' investment advisory
contracts is available in the Funds'
Semi-Annual Shareholder Reports dated
October 31, 2005.
Sub-Advisors
   Pursuant to an exemptive order from the
   Securities and Exchange Commission, the
   Advisor (subject to the approval of the
   Board) may select and replace sub-
   advisors and amend Sub-Advisory
   agreements between the Advisor and the
   sub-advisors without obtaining
   shareholder approval. The foregoing
   applies to all Funds except the three
   Managed Allocation Funds.
   The Advisor has entered into Sub-Advisory agreements with the following sub-advisors to manage the Funds indicated, subject to supervision of the Advisor and the Board, and in accordance with the investment objective and restrictions of the respective Funds. For their services, each sub-advisor receives a fee based upon a percentage of their respective Fund's average daily net assets, which is paid by the Advisor and not by the Fund.

   LSV ASSET MANAGEMENT (LSV) sub-advises the value equity portions of International
   Equity Fund, Small Cap Stock Fund and Mid
   Cap Stock Fund. LSV is an active
   quantitative value equity money manager.
   As of June 30, 2007, LSV oversaw
   approximately $__ billion of client assets in equity portfolios for a variety of institutional investors including retirement plans, endowments, foundations, corporations and mutual fund sponsors.
   LSV's team of portfolio managers, who are supported by a team of quantitative analysts, manages the value equity portions of International Equity Fund,
   Small Cap Stock Fund and Mid Cap Stock
   Fund. The role of the portfolio management team includes making buy, sell and hold decisions, quantitative modeling, research, portfolio risk management and programming. The team conducts ongoing research relating to management of the value equity portions of the Funds.
LSV INTERNATIONAL EQUITY VALUE COMPOSITE
PERFORMANCE INFORMATION
   The following table presents the past
   performance of a composite of certain
   international equity value accounts
   managed by LSV Asset Management (LSV). The
   LSV International Equity Value composite is composed of all fee paying accounts under discretionary management by LSV in LSV's international equity value investment strategy that have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB
   International Equity Fund for which LSV is the subadviser. LSV has prepared the gross performance data for the composite shown in the table in compliance with the Global
   Investment Performance Standards
   (GIPS{reg-trade-mark}).
   GIPS{reg-trade-mark} has not been involved in the preparation or review of this report. The GIPS{reg-trade-mark} method
for computing historical performance
differs from the Securities and Exchange
Commission's method. Because the gross
performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB
International Equity Fund in their
analysis of the historical experience of LSV in managing all international equity value portfolios with investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB
International Equity Fund. To calculate
the performance of the composite net of
all operating expenses, the annual fund
operating expenses payable by the Class A
Shares and Class B Shares of MTB
International Equity Fund for the fiscal year ended April 30, 2007 were used. In addition, for the Average Annual Total
Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A Shares and Class B
Shares, respectively.
The historical performance of the LSV
International Equity Value composite is
not that of any of the MTB Funds,
including MTB International Equity Fund, and is not necessarily indicative of any Fund's future results. MTB International
Equity Fund commenced operations on
February 9, 1999, and LSV commenced
managing the value style portion of the
MTB International Equity Fund on October
25, 2005. The actual performance of the
value style portion of the MTB
International Equity Fund (which is not
presented in this prospectus) may vary
significantly from the past performance of the composite. Moreover, MTB International
Equity Fund's actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i)
MTB International Equity Fund's actual
performance for the period since October
25, 2005 reflects a combination of the
performance of the value style portion of the Fund, managed by LSV, with that of the core and growth style portions of the Fund
(which are managed by other subadvisers);
and (ii) the Fund's actual performance for the period prior to October 25, 2005 reflects a single unitary investment style by a single subadviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance.
Also, the accounts comprising the
composite are not subject to certain
investment limitations, diversification
requirements and other restrictions
imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.
LSV INTERNATIONAL EQUITY VALUE COMPOSITE PERFORMANCE

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

                                                                                                                      SINCE
                                                                                                                    INCEPTION
INTERNATIONAL EQUITY VALUE COMPOSITE*                                                           1     3      5      JANUARY 1,
                                                                                              YEAR  YEARS  YEARS       1998
Composite net of all Class A Shares operating expenses and maximum sales load
Composite net of all Class B Shares operating expenses and maximum sales load
Composite gross of all operating expenses and sales loads
Morgan Stanley Capital International - Europe, Australia, Far East Index{reg-trade-mark}
(MSCI EAFE)
Morgan Stanley Capital International - Europe, Australia, Far East Value
Index{reg-trade-mark}
(MSCI EAFE Value)

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                                          1998 1999 2000 2001 2002 2003 2004 2005 2006
Composite net of all Class A Shares operating expenses
Composite net of all Class B Shares operating expenses
Composite gross of all operating expenses
Morgan Stanley Capital International - Europe, Australia,
Far East Index{reg-trade-mark} (MSCI EAFE)
Morgan Stanley Capital International - Europe, Australia,
Far East Value Index{reg-trade-mark} (MSCI EAFE Value)

Because voluntary fee waivers limit the MTB International Equity Fund Class A Shares and Class B Shares total operating expenses actually paid to __% and __%, respectively, the performance of the composite net of advisory fees and expenses after giving effect to the voluntary fee waivers would have been:

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

                                                                                                     SINCE INCEPTION
INTERNATIONAL EQUITY VALUE COMPOSITE*                                         1 YEAR 3 YEARS 5 YEARS JANUARY 1, 1998
Composite net of all Class A Shares operating expenses and maximum sales load
Composite net of all Class B Shares operating expenses and maximum sales load

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                                       1998 1999 2000 2001 2002 2003 2004 2005 2006
Composite net of all Class A Shares operating expenses
Composite net of all Class B Shares operating expenses

   *   This  is  not  the  performance  of  MTB  International  Equity Fund. The
       International   Equity   Value   composite   includes   all   fee  paying
       discretionary accounts managed by LSV in LSV's international equity value investment strategy which have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB International Equity Fund. As of December 31, 2006, the International Equity Value composite was composed of __ accounts totaling approximately $__ billion.
LSV ASSET MANAGEMENT MID CAP VALUE
COMPOSITE PERFORMANCE INFORMATION
   The following table presents the past
   performance of a composite of certain mid cap value accounts managed by LSV Asset
   Management ("LSV"). The LSV Mid Cap Value composite is composed of all fee paying accounts under discretionary management by
   LSV in LSV's mid cap value investment
   strategy that have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Mid Cap Stock Fund, for which LSV is the subadviser. LSV has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment
   Performance Standards
   (GIPS{reg-trade-mark}).
   GIPS{reg-trade-mark} has not been involved in the preparation or review of this report. The GIPS{reg-trade-mark} method for computing historical performance differs from the Securities and Exchange
   Commission's method. Because the gross
   performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Mid Cap Stock Fund in their analysis of the historical experience of LSV in managing all mid cap value portfolios with investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Mid Cap Stock Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of MTB
   Mid Cap Stock Fund for the fiscal year
   ended April 30, 2007 were used. In
   addition, for the Average Annual Total
   Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A Shares and Class B
   Shares, respectively.
The historical performance of the LSV Mid
Cap Value composite is not that of any of the MTB Funds, including MTB Mid Cap Stock
Fund, and is not necessarily indicative of any Fund's future results. MTB Mid Cap
Stock Fund commenced operations on July 1,
1994, and LSV commenced managing the value style portion of the MTB Mid Cap Stock
Fund on December 8, 2004. The actual
performance of the value style portion of the MTB Mid Cap Stock Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB Mid Cap Stock
Fund's actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i)
MTB Mid Cap Stock Fund's actual
performance for the period since December
8, 2004 reflects both the performance of the value style portion of the Fund, as well as the performance of the growth style portion of the Fund (which is managed by MTBIA); and (ii) the Fund's actual performance for the period prior to December 8, 2004 was managed in a single unitary investment style by a single adviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment
Company Act of 1940 and the Internal
Revenue Code. If these limitations,
requirements and restrictions were
applicable to the composite, they may have had an adverse effect on the performance results of the composite.
LSV MID CAP VALUE COMPOSITE PERFORMANCE

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

                                                                                                      SINCE INCEPTION
MID CAP VALUE COMPOSITE*                                                      1 YEAR 3 YEARS 5 YEARS SEPTEMBER 1, 1997
Composite net of all Class A Shares operating expenses and maximum sales load
Composite net of all Class B Shares operating expenses and maximum sales load
Composite gross of all operating expenses and sales loads
Russell Mid Cap Value Index

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                                       1997** 1998 1999 2000 2001 2002 2003 2004 2005 2006
Composite net of all Class A Shares operating expenses
Composite net of all Class B Shares operating expenses
Composite gross of all operating expenses
Russell Mid Cap Value Index

Because the adviser voluntarily agreed to limit the MTB Mid Cap Stock Fund Class A Shares and Class B Shares total operating expenses to __% and __%, respectively, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

                                                                                                      SINCE INCEPTION
MID CAP VALUE COMPOSITE*                                                      1 YEAR 3 YEARS 5 YEARS SEPTEMBER 1, 1997
Composite net of all Class A Shares operating expenses and maximum sales load
Composite net of all Class B Shares operating expenses and maximum sales load

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                                       1997** 1998 1999 2000 2001 2002 2003 2004 2005 2006
Composite net of all Class A Shares operating expenses
Composite net of all Class B Shares expenses

* This is not the performance of MTB Mid Cap Stock Fund. The Mid Cap Value composite includes all fee paying discretionary accounts managed by LSV in LSV's mid cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Mid Cap Stock Fund. As of December 31, 2006, the Mid Cap Value composite was composed of __ accounts totaling approximately $__ billion.
** For the period September 1, 1997 to December 31, 1997.
LSV ASSET MANAGEMENT SMALL CAP VALUE
COMPOSITE PERFORMANCE INFORMATION
   The following table presents the past
   performance of a composite of certain
   small cap value accounts managed by LSV
   Asset Management ("LSV"). The LSV Small
   Cap Value composite is composed of all fee paying accounts under discretionary management by LSV in LSV's small cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Small Cap
   Stock Fund, for which LSV is the
   subadviser. LSV has prepared the gross
   performance data for the composite shown in the table in compliance with the Global
   Investment Performance Standards
   (GIPS{reg-trade-mark}).
   GIPS{reg-trade-mark} has not been involved in the preparation or review of this report. The GIPS{reg-trade-mark} method for computing historical performance differs from the Securities and Exchange
   Commission's method. Because the gross
   performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Small Cap Stock Fund in their analysis of the historical experience of LSV in managing all small cap value portfolios with investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Small Cap Stock Fund.
   To calculate the performance of the
   composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of MTB Small Cap Stock Fund for the fiscal year ended April 30, 2007 were used. In addition, for the Average Annual Total
   Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A Shares and Class B
   Shares, respectively.
The historical performance of the LSV
Small Cap Value composite is not that of any of the MTB Funds, including MTB Small
Cap Stock Fund, and is not necessarily
indicative of any Fund's future results.
MTB Small Cap Stock Fund commenced
operations on July 1, 1994, and LSV
commenced managing the value style portion of the MTB Small Cap Stock Fund on June
30, 2001. The actual performance of the
value style portion of the MTB Small Cap
Stock Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite.
Moreover, MTB Small Cap Stock Fund's
actual performance presented in the
prospectus varies and will continue to
vary significantly from the past
performance of the composite because (i)
MTB Small Cap Stock Fund's actual
performance for the period since June 30, 2001 reflects both the performance of the value style portion of the Fund, as well as the performance of the growth style portion of the Fund (which is managed by another subadviser); and (ii) the Fund's actual performance for the period prior to June 30, 2001 was managed in a single unitary investment style by a single adviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment
Company Act of 1940 and the Internal
Revenue Code. If these limitations,
requirements and restrictions were
applicable to the composite, they may have had an adverse effect on the performance results of the composite.
LSV SMALL CAP VALUE COMPOSITE PERFORMANCE

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

                                                                                                     SINCE INCEPTION
SMALL CAP VALUE COMPOSITE*                                                    1 YEAR 3 YEARS 5 YEARS FEBRUARY 1, 1997
Composite net of all Class A Shares operating expenses and maximum sales load
Composite net of all Class B Shares operating expenses and maximum sales load
Composite gross of all operating expenses and sales loads
Russell 2000 Value Index

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                                       1997** 1998 1999 2000 2001 2002 2003 2004 2005 2006
Composite net of all Class A Shares operating expenses
Composite net of all Class B Shares operating expenses
Composite gross of all operating expenses
Russell 2000 Value Index

Because the adviser voluntarily agreed to limit the MTB Small Cap Stock Fund Class A Shares and Class B Shares total operating expenses to __% and __%, respectively, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

                                                                                                     SINCE INCEPTION
SMALL CAP VALUE COMPOSITE*                                                    1 YEAR 3 YEARS 5 YEARS FEBRUARY 1, 1997
Composite net of all Class A Shares operating expenses and maximum sales load
Composite net of all Class B Shares operating expenses and maximum sales load

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                                       1997** 1998 1999 2000 2001 2002 2003 2004 2005 2006
Composite net of all Class A Shares operating expenses
Composite net of all Class B Shares expenses

* This is not the performance of MTB Small Cap Stock Fund. The Small Cap Value composite includes all fee paying discretionary accounts managed by LSV in LSV's small cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Small Cap Stock Fund. As of December 31, 2006, the Small Cap Value composite was composed of __ accounts totaling approximately $__ billion.
** For the period from February 1, 1997 to December 31, 1997.
   SSGA FUNDS MANAGEMENT, INC. (SSGA FM) sub-advises the core style portion of the MTB
   International Equity Fund. SSgA FM is one of the SSgA companies that constitute the investment management business of State
   Street Corporation. Its principal business address is State Street Financial Center,
   One Lincoln Street, Boston, Massachusetts
   02111-2900. SSgA is the largest
   institutional fund management company in the world with $__ trillion in assets under management as of June 30, 2007. SSgA
   FM manages $__ billion as of June 30,
   2007. SSgA FM manages the core equity
   component of International Equity Fund,
   makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

SSGA INTERNATIONAL ALPHA COMPOSITE
PERFORMANCE INFORMATION
   The following table presents the past
   performance of a composite of certain
   international equity core accounts managed by State Street Global Advisors (SSgA), an affiliate of SSgA Funds Management, Inc.
   (SSgA FM), which serves as the subadviser to the core style portion of the MTB
   International Equity Fund. The performance information provided is not the performance of SSgA FM, but the performance of its affiliate, SSgA. The portfolio managers for the accounts/funds in the composite are dual employees of SSgA and SSgA FM and as a result, manage all client accounts, regardless of account type, in this strategy for both advisors.
   The performance of SSgA, rather than SSgA
   FM, is being shown because SSgA FM does
   not have sufficient performance history in this investment strategy. The SSgA
   International Alpha composite is composed of all fee paying accounts under discretionary management by SSgA in SSgA's international equity core investment strategy that have investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund, for which SSgA is the sub-adviser. SSgA has prepared the gross performance data for the composite shown in the table in compliance Global Investment Performance
   Standards (GIPS{reg-trade-mark}).
   GIPS{reg-trade-mark} has not been involved in the preparation or review of this report. The GIPS{reg-trade-mark} method for computing historical performance differs from the Securities and Exchange
   Commission's method. Because the gross
   performance data shown in the table do not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund in their analysis of the historical experience of SSgA in managing all international equity core portfolios with investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International
   Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of MTB International Equity
   Fund for the fiscal year ended April 30, 2007 were used. In addition, for the Average Annual Total Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A
   Shares and Class B Shares, respectively.
The historical performance of the SSgA
International Alpha composite is not that of any of the MTB Funds, including MTB
International Equity Fund, and is not
necessarily indicative of any Fund's
future results. MTB International Equity
Fund commenced operations on February 9, 1999, and SSgA FM commenced managing the core style portion of the MTB
International Equity Fund on October 25,
2005. The actual performance of the core style portion of the MTB International
Equity Fund (which is not presented in
this prospectus) may vary significantly
from the past performance of the
composite. Moreover, MTB International
Equity Fund's actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i)
MTB International Equity Fund's actual
performance for the period since October
25, 2005 reflects a combination of the
performance of the core style portion of the Fund, managed by SSgA FM, with that of the growth and value style portions of the Fund (which are managed by other subadvisers); and (ii) the Fund's actual performance for the period prior to October 25, 2005 reflects a single unitary investment style by a single subadviser.
While the accounts comprising the
composite incur inflows and outflows of
cash from clients, there can be no
assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment
Company Act of 1940 and the Internal
Revenue Code. If these limitations,
requirements and restrictions were
applicable to the composite, they may have had an adverse effect on the performance results of the composite.
SSGA INTERNATIONAL ALPHA COMPOSITE PERFORMANCE

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

                                                                                                                SINCE INCEPTION
INTERNATIONAL EQUITY VALUE COMPOSITE*                                                    1 YEAR 3 YEARS 5 YEARS JANUARY 1, 1998
Composite net of all Class A Shares operating expenses and maximum sales load
Composite net of all Class B Shares operating expenses and maximum sales load
Composite gross of all operating expenses and sales loads
Morgan Stanley Capital International - Europe, Australia, Far East Index{reg-trade-mark}
(MSCI EAFE)

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                                          1998 1999 2000 2001 2002 2003 2004 2005 2006
Composite net of all Class A Shares operating expenses
Composite net of all Class B Shares operating expenses
Composite gross of all operating expenses
Morgan Stanley Capital International - Europe, Australia,
Far East Index{reg-trade-mark} (MSCI EAFE)

Because voluntary fee waivers limit the MTB International Equity Fund Class A Shares and Class B Shares total operating expenses actually paid to __% and __%, respectively, the performance of the composite net of advisory fees and expenses after giving effect to the voluntary fee waivers would have been:
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

                                                                                                     SINCE INCEPTION
INTERNATIONAL ALPHA COMPOSITE*                                                1 YEAR 3 YEARS 5 YEARS JANUARY 1, 1998
Composite net of all Class A Shares operating expenses and maximum sales load
Composite net of all Class B Shares operating expenses and maximum sales load

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                                       1998 1999 2000 2001 2002 2003 2004 2005 2006
Composite net of all Class A Shares operating expenses
Composite net of all Class B Shares operating expenses

   * This is not the performance of MTB International Equity Fund. The International Alpha composite includes all fee paying discretionary accounts managed by SSgA in SSgA's international equity core investment strategy which have investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund. As of December 31, 2006, the International Alpha composite was composed of nine accounts totaling approximately $__ billion.

   Effective November 1, 2006,COPPER ROCK
   CAPITAL PARTNERS, LLC (COPPER ROCK) sub-advises the growth equity portion of MTB
   Small Cap Stock Fund. Copper Rock was
   formed and began operations in February
   2005 and its principal business address is 200 Clarendon Street, 52nd Floor, Boston,
   Massachusetts 02116. Copper Rock is a 60% indirect subsidiary of Old Mutual plc, a financial services company headquartered in London, England. As of August 31, 2006,
   Copper Rock managed approximately $951
   million in assets. Copper Rock has had
   past experience managing mutual funds.
   Copper Rock manages the growth equity
   portion of Small Cap Stock Fund, makes
   decisions with respect to and place orders for all purchases and sales of the growth equity securities, and maintains the records relating to such purchases and sales.



   NWQ INVESTMENT MANAGEMENT COMPANY LLC
   (NWQ) sub-advises Large Cap Value Fund.
   NWQ is a registered investment advisor
   that was founded in 1982 and most recently reorganized in August 2002 as a Delaware limited liability company. NWQ is a 97%- owned subsidiary of Nuveen Investments,
   Inc. NWQ's principal business address is 2049 Century Park East, 16th Floor, Los
   Angeles, California 90067. As of June 30,
   2007, NWQ managed approximately $__
   billion in assets. NWQ has had past
   experience managing mutual funds. NWQ
   manages Large Cap Value Fund, makes
   decisions with respect to and places
   orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

NWQ LARGE CAP VALUE COMPOSITE
PERFORMANCE INFORMATION
   The following table presents the past
   performance of a composite of certain
   large cap value accounts managed by NWQ, which serves as the subadviser to the MTB
   Large Cap Value Fund. The NWQ Large Cap
   Value composite is composed of all fee
   paying accounts under discretionary
   management by NWQ that have large cap
   value investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. NWQ has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment
   Performance Standards
   (GIPS{reg-trade-mark}).
   GIPS{reg-trade-mark} has not been
   involved in the preparation or review of this report. The gross performance data was calculated on an asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs and custodial fees, without provision for federal and state income taxes, if any. The
   GIPS{reg-trade-mark} method for computing historical performance differs from the
   Securities and Exchange Commission's
   method. Because the gross performance
   data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Large Cap Value Fund in their analysis of the historical experience of NWQ in managing all large cap value portfolios with investment objectives, policies and strategies substantially similar to those of the MTB Large Cap
   Value Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of MTB Large Cap Value
   Fund for the fiscal year ended April 30, 2007 were used. In addition, for the Average Annual Total Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A
   Shares and Class B Shares, respectively.
The historical performance of the NWQ
Large Cap Value composite is not that of any of the MTB Funds, including MTB Large
Cap Value Fund, and is not necessarily
indicative of any Fund's future results.
MTB Large Cap Value Fund commenced
operations on September 26, 1997, and NWQ commenced managing the MTB Large Cap Value
Fund on December 8, 2004. The actual
performance of the MTB Large Cap Value
Fund (which is presented in this
prospectus) may vary significantly from
the past performance of the composite.
While the accounts comprising the
composite incur inflows and outflows of
cash from clients, there can be no
assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment
Company Act of 1940 and the Internal
Revenue Code. If these limitations,
requirements and restrictions were
applicable to the composite, they may have had an adverse effect on the performance results of the composite. The aggregate returns of the accounts comprising the composite may not reflect the returns of any particular account managed by NWQ.


NWQ LARGE CAP VALUE COMPOSITE PERFORMANCE

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

LARGE CAP VALUE COMPOSITE*                                                    1 YEAR 3 YEARS 5 YEARS 10 YEARS
Composite net of all Class A Shares operating expenses and maximum sales load
Composite net of all Class B Shares operating expenses and maximum sales load
Composite gross of all operating expenses and sales loads
Standard & Poor's 500/Citigroup Value Index

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                                       1997 1998 1999 2000 2001 2002 2003 2004 2005 2006
Composite net of all Class A Shares operating expenses
Composite net of all Class B Shares operating expenses
Composite gross of all operating expenses
Standard & Poor's 500/Citigroup Value Index

Because the adviser voluntarily agreed to limit the MTB Large Cap Value Fund Class A Shares and Class B Shares total operating expenses to __% and __%, respectively, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

LARGE CAP VALUE COMPOSITE                                                     1 YEAR 3 YEARS 5 YEARS 10 YEARS
Composite net of all Class A Shares operating expenses and maximum sales load
Composite net of all Class B Shares operating expenses and maximum sales load

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                                       1997 1998 1999 2000 2001 2002 2003 2004 2005 2006
Composite net of all Class A Shares operating expenses
Composite net of all Class B Shares operating expenses

   * This is not the performance of MTB Large Cap Value Fund. The Large Cap Value composite includes all fee paying discretionary accounts managed by the Managers which have large cap value investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. As of December 31, 2006, the Large Cap Value composite was composed of __ accounts totaling approximately $__ million.

   DEPRINCE, RACE & ZOLLO, INC. (DRZ) sub-
   advises Equity Income Fund. DRZ is a
   registered investment advisor formed in
   April 1995 and substantially owned by
   three principals, Gregory M. DePrince,
   John D. Race and Victor A. Zollo, Jr.
   DRZ's principal business address is 250
   Park Avenue South, Suite 250, Winter Park,
   FL 32789. As of June 30, 2007, DRZ managed approximately $__ billion in assets. DRZ has had past experience managing mutual funds. DRZ manages Equity Income Fund and the value equity component of Balanced
   Fund, makes decisions with respect to and places orders for all purchases and sales of portfolio securities with respect thereto, and maintains the records relating to such purchases and sales.

DEPRINCE, RACE & ZOLLO, INC. LARGE CAP VALUE
COMPOSITE PERFORMANCE INFORMATION
   The following table presents the past
   performance of a composite of certain
   large cap value accounts managed by
   DePrince, Race & Zollo, Inc. ("DRZ"). The
   DRZ Large Cap Value composite is composed of all fee paying accounts under discretionary management by DRZ in DRZ's large cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the MTB Equity Income Fund, for which DRZ is the subadviser. DRZ has calculated the gross performance data for the composite shown in the table on an asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs and custodial fees, without provision for federal and state income taxes, if any. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Equity Income Fund in their analysis of the historical experience of DRZ in managing all large cap value portfolios with investment objectives, policies and strategies substantially similar to those of the MTB Equity Income
   Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of MTB Equity Income Fund for the fiscal year ended April 30, 2007 were used. In addition, for the Average Annual Total
   Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A Shares and Class B
   Shares, respectively.
The historical performance of the DRZ
Large Cap Value composite is not that of any of the MTB Funds, including MTB Equity
Income Fund, and is not necessarily
indicative of any Fund's future results.
MTB Equity Income Fund commenced
operations on November 18, 1996, and DRZ commenced managing the MTB Equity Income
Fund on December 8, 2004. The actual
performance of the MTB Equity Income Fund
(which is presented in this prospectus)
may vary significantly from the past
performance of the composite. While the
accounts comprising the composite incur
inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.
DRZ LARGE CAP VALUE COMPOSITE PERFORMANCE

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

LARGE CAP VALUE COMPOSITE*                                                    1 YEAR 3 YEARS 5 YEARS 10 YEARS
Composite net of all Class A Shares operating expenses and maximum sales load
Composite net of all Class B Shares operating expenses and maximum sales load
Composite gross of all operating expenses and sales loads
Standard & Poor's 500 Index

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                                       1997 1998 1999 2000 2001 2002 2003 2004 2005 2006
Composite net of all Class A Shares operating expenses
Composite net of all Class B Shares operating expenses
Composite gross of all operating expenses
Standard & Poor's 500 Index

Because the adviser voluntarily agreed to limit the MTB Equity Income Fund Class A Shares and Class B Shares total operating expenses to __% and __%, respectively, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

LARGE CAP VALUE COMPOSITE*                                                    1 YEAR 3 YEARS 5 YEARS 10 YEARS
Composite net of all Class A Shares operating expenses and maximum sales load
Composite net of all Class B Shares operating expenses and maximum sales load

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                                       1997 1998 1999 2000 2001 2002 2003 2004 2005 2006
Composite net of all Class A Shares operating expenses
Composite net of all Class B Shares expenses

* This is not the performance of MTB Equity Income Fund. The Large Cap Value composite includes all fee paying discretionary accounts managed by DRZ in DRZ's large cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the MTB Equity Income Fund. As of December 31, 2006, the Large Cap Value composite was composed of __ accounts totaling approximately $__ billion.
** For the period April 1, 1995 to December 31, 1995.

HANSBERGER GLOBAL INVESTORS, INC. (HGI)
sub-advises the growth equity component of the International Equity Fund. HGI is a wholly-owned subsidiary of Hansberger
Group, Inc., a privately held corporation.
It was founded in 1994 and its principal business address is 401 East Las Olas
Blvd., Suite 1700, Fort Lauderdale, FL
33301. HGI is an indirect, majority-owned subsidiary of IXIS Asset Management US
Group, L.P., which, together with certain of HGI's employees, owns 100% of HGI. IXIS
Asset Management US Group is part of IXIS
Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly and indirectly, by four large affiliated
French financial services entities:
Natixis (formerly Natexis Banques
Populaires), an investment banking and
financial services firm; the Caisse
Nationale des Caisses d'Epargne (CNCE), a financial institution owned by French regional savings banks known as the Caisses d'Epargne and by CDC (as defined below); the Banque Federale des Banques
Populaires; and by CNP Assurances, a large
French life insurance company. In
addition, the Caisse des Depots et
Consignations (CDC), a public sector
financial institution created by the
French government in 1816, is a
shareholder of both CNCE and CNP
Assurances, although it is contemplated
that its interest in CNCE will be
repurchased by CNCE in the near future.
As of
June 30, 2007, HGI managed approximately
$__ billion in assets. HGI manages the
growth equity component of International
Equity Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

HGI TAX-EXEMPT INTERNATIONAL GROWTH
EQUITY COMPOSITE PERFORMANCE
INFORMATION
   The following table presents past
   performance of a composite of certain
   international equity growth accounts
   managed by Hansberger Global Investors,
   Inc. (HGI), which serves as the
   subadvisor to the growth style portion of the MTB International Equity Fund. All returns are shown in US$ terms.
   HGI is a registered investment advisor
   specializing in the management of global and international equity portfolios. The
   HGI Tax-Exempt International Growth Equity
   Composite consists of all fully
   discretionary portfolios, run by HGI's
   Growth Team, that invest in equities of
   companies domiciled outside of the U.S.
   and that have no tax burden.1 To receive a complete list of the firm's composites and/or a complete presentation that adheres to the GIPS standards, contact
   Marketing at Hansberger Global Investors,
   Inc, 401 East Las Olas Blvd, Ft.
   Lauderdale, FL 33301 or call 954-522-5150.
   Hansberger Global Investors, Inc. claims compliance with the Global Investment
   Performance Standards
   (GIPS{reg-trade-mark}).
   GIPS{reg-trade-mark} has not been
   involved with or reviewed Hansberger
   Global Investors, Inc.'s claim of
   compliance.
   For the period from July 1996 through
   December 1998 the track record presented here consists of portfolios managed by this same team while employed by Indago
   Capital Management in Toronto, Ontario,
   an affiliate of The Canada Life Assurance
   Company, an investment advisor not
   affiliated with Hansberger Global
   Investors, Inc.
   Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by Class A Shares and Class B
   Shares of MTB International Equity Fund
   for the fiscal year ended April 30, 2007 were used.
The historical performance of the HGI Tax-
Exempt International Growth Equity
Composite is not that of any MTB Funds,
including the MTB International Equity
Fund, and is not necessarily indicative of any Fund's future results. MTB
International Equity Fund commenced
operations on February 9, 1999, and HGI
commenced managing the growth style
portion of the MTB International Equity
Fund on October 25, 2005. The actual
performance of the growth style portion of the MTB International Equity Fund (which is not presented in this prospectus) may vary significantly from past performance of the composite. Moreover, MTB
International Equity Fund's actual
performance presented in the prospectus
varies and will continue to vary
significantly from the past performance of the composite because (i) MTB
International Equity Fund's actual
performance for the period since October
25, 2005, reflects a combination of the
performance of the growth style portion of the Fund, managed by HGI, with that of the value and core style portions of the Fund
(which are managed by other subadvisers);
and (ii) the Fund's actual performance for the period prior to October 25, 2005 reflects a single unitary investment style by a single subadvisor. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance.
Also, the accounts comprising the
composite are not subject to certain
investment limitations, diversification
requirements, and other restrictions
imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue
Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.
1 Since the MTB International Equity Fund is not tax-managed, HGI has advised that the Fund meets the "no tax burden" parameter of the composite.
HGI TAX EXEMPT INTERNATIONAL GROWTH EQUITY COMPOSITE PERFORMANCE

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

                                                                                                          SINCE INCEPTION
HGI TAX-EXEMPT INTERNATIONAL GROWTH EQUITY COMPOSITE*                              1 YEAR 3 YEARS 5 YEARS  JULY 31, 1996
Composite net of all Class A Shares operating expenses and maximum sales load
Composite net of all Class B Shares operating expenses and maximum sales load
Composite gross of all operating expenses and sales loads
Morgan Stanley Capital International All Country World Index Ex-US{reg-trade-mark}
(MSCI ACWI Ex-US)

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                                                1997 1998 1999 2000 2001 2002 2003 2004 2005 2006
Composite net of all Class A Shares operating expenses
Composite net of all Class B Shares operating expenses
Composite gross of all operating expenses
Morgan Stanley Capital International
All Country World Index Ex-US{reg-trade-mark} (MSCI ACWI Ex-US)

Because voluntary fee waivers limit the MTB International Equity Fund Class A Shares and Class B Shares total operating expenses to __% and __%, respectively, the performance of the composite net of advisory fees and expenses after giving effect to the voluntary fee waivers would have been:
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

                                                                                                     SINCE INCEPTION
HGI TAX-EXEMPT INTERNATIONAL GROWTH EQUITY COMPOSITE*                         1 YEAR 3 YEARS 5 YEARS  JULY 31, 1996
Composite net of all Class A Shares operating expenses and maximum sales load
Composite net of all Class B Shares operating expenses and maximum sales load

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                                       1997 1998 1999 2000 2001 2002 2003 2004 2005 2006
Composite net of all Class A Shares operating expenses
Composite net of all Class B Shares operating expenses

* This is not the performance of MTB International Equity Fund. The HGI Tax-Exempt International Growth Equity composite includes all fee paying discretionary accounts managed by HGI in HGI's international equity growth investment strategy which have investment objectives, policies and strategies substantially similar to those of the growth style portion of the MTB International Equity Fund. As of December 31, 2006, the HGI Tax-Exempt International Growth Equity Composite was composed of __ accounts totaling approximately $__ billion.
Portfolio Managers

FUND                                MANAGER(S)
International Equity Fund           Puneet Mansharamani, CFA (LSV) (value portion)
                                    Josef Lakonishok (LSV) (value portion)
                                    Robert W. Vishny (LSV) (value portion)
                                    Menno Vermeulen, CFA (LSV) (value portion)
                                    Paul Moghtader, CFA (SSgA FM) (core portion)
                                    Craig S. Scholl, CFA (SSgA FM) (core portion)
                                    Thomas R. H. Tibbles, CFA (HGI) (growth portion)
                                    Barry A. Lockhart, CFA (HGI) (growth portion)
                                    Trevor Graham, CFA (HGI) (growth portion)
                                    Patrick Tan (HGI) (growth portion)
Small Cap Growth Fund               James Thorne, Ph.D.
                                    Bradley A. Williams
                                    Steven Crain
Small Cap Stock Fund                Josef Lakonishok (LSV) (value portion)
                                    Robert Vishny (LSV) (value portion)
                                    Menno Vermeulen, CFA (LSV) (value portion)
                                    Puneet Mansharamani, CFA (LSV) (value portion)
                                    Tucker Walsh (Copper Rock) (growth portion)
                                    Michael Malouf, CFA (Copper Rock) (growth portion)



FUND                                MANAGER(S)
Mid Cap Growth Fund                 William F. Dwyer, CFA
                                    Mark Schultz, CFA
Mid Cap Stock Fund                  Josef Lakonishok (LSV) (value portion)
                                    Robert Vishny (LSV) (value portion)
                                    Menno Vermeulen, CFA (LSV) (value portion)
                                    Puneet Mansharamani, CFA (LSV) (value portion)
                                    William F. Dwyer, CFA (growth portion)
                                    Mark Schultz, CFA (growth portion)
Multi Cap Growth Fund
                                    Allen J. Ashcroft, Jr. (large cap
                                    Mark Schultz, CFA (mid cap)
                                    Willam F. Dwyer, CFA (mid cap)
                                    James Thorne, Ph.D. (small cap)

Large Cap Growth Fund               Allen J. Ashcroft, Jr.

Large Cap Stock Fund                William F. Dwyer, CFA
                                    Mark Schultz, CFA
Equity Index Fund                   Peter C. Hastings, CFA
                                    Clarence W. Woods, Jr.
FUND                                MANAGER(S)
Large Cap Value Fund                Jon Bosse, CFA (NWQ)
                                    E.C. (Ted) Friedel, CFA (NWQ)
Equity Income Fund                  Gregory M. DePrince, CFA (DRZ)
                                    Jill S. Lynch (DRZ)
Balanced Fund                       Allen J. Ashcroft, Jr. (growth equity portion)
                                    James M. Hannan (fixed income portion)
                                    Gregory M. DePrince, CFA (DRZ) (value equity portion)
                                    Jill S. Lynch (DRZ) (value equity portion)
Managed Allocation Funds            Thomas R. Pierce, CFA
                                    Mark Stevenson, CFA
Intermediate-Term Bond Fund         Wilmer C. Stith III, CFA
Income Fund                         James M. Hannan
                                    Wilmer C. Stith III, CFA
Short-Term Corporate Bond Fund      Wilmer C. Stith III, CFA
Maryland Municipal Bond Fund        Susan L. Schnaars, CFA, CPA
Pennsylvania Municipal Bond Fund    Susan L. Schnaars, CFA, CPA
New York Municipal Bond Fund        Mark Tompkins, CFA
Virginia Municipal Bond Fund        Susan L. Schnaars, CFA, CPA
U.S. Government Bond Fund           James M. Hannan
                                    Wilmer C. Stith III, CFA
Short Duration Government Bond Fund James M. Hannan
                                    Robert J. Truesdell

Portfolio Manager Responsibilities
   The following is information about how
   Funds with multiple Portfolio Managers
   allocate responsibilities for day-to-
   day management. Please see "Portfolio
   Manager Biographies" below for
   background information about Portfolio
   Managers for all Funds.
   INTERNATIONAL EQUITY FUND - Josef
   Lakonishok, Robert Vishny, Menno Vermeulen and Puneet Mansharamani jointly manage the value portion of the International Equity
   Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. Paul Moghtader and Craig Scholl jointly manage the core portion of the International Equity Fund.
   They agree on purchases and sales, and
   jointly decide on sector and
   capitalization weightings. The growth
   portion of International Equity Fund is
   team managed. Thomas R. H. Tibbles, as
   team leader, has ultimate authority and
   veto power over all buy and sell
   decisions. All team members are
   responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions.
   SMALL CAP GROWTH FUND - James Thorne,
   Ph.D., Bradley A. Williams and Steven
   Crain jointly manage the Small Cap Growth
   Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.
SMALL CAP STOCK FUND - Josef Lakonishok,
Robert Vishny, Menno Vermeulen and Puneet
Mansharamani jointly manage the value
portion of the Small Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. Tucker Walsh, Head of
Portfolio Management, and Michael Malouf,
Portfolio Manager, jointly managed the
growth portion of the Small Cap Stock
Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.
MID CAP GROWTH FUND - William F. Dwyer
and Mark Schultz jointly manage the Mid
Cap Growth Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.
MID CAP STOCK FUND - Josef Lakonishok,
Robert Vishny, Menno Vermeulen and Puneet
Mansharamani jointly manage the value
portion of the Mid Cap Stock Fund. They
agree on purchases and sales, and jointly decide on sector and capitalization weightings. William F. Dwyer and Mark
Schultz jointly manage the growth portion of the Mid Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.
MULTI CAP GROWTH FUND - Allen J. Ashcroft,
Jr., William F. Dwyer, Mark Schultz and
James Thorne jointly manage the Multi Cap
Growth Fund. Mr. Ashcroft makes decisions on purchases and sales, and sector and capitalization weightings, on the large cap portion of the Multi Cap Growth Fund, Mr. Dwyer and Mr. Schultz agree on purchases and sales, and jointly decide on sector and capitalization weightings on the mid cap portion of the Multi Cap
Growth Fund, and Mr. Thorne makes
decisions on purchases and sales, as well as sector and capitalization weightings, on the small cap portion of the Multi Cap
Growth Fund.
LARGE CAP STOCK FUND - William F. Dwyer
and Mark Schultz jointly manage the Large
Cap Stock Fund. They agree on purchases
and sales, and jointly decide on sector
and capitalization weightings.
   EQUITY INDEX FUND - Peter C. Hastings
   and Clarence W. Woods, Jr. jointly
   manage the Equity Index Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.
   LARGE CAP VALUE FUND - Jon D. Bosse has
   primary responsibility for driving the
   research process for the firm's large cap portfolio strategy, and in conjunction with the firm's investment professionals, developing a model portfolio for NWQ's clients. E.C. (Ted) Friedel participates in that process and has primary responsibility for overseeing the strategy's implementation and investment for Large Cap Value Fund.
   EQUITY INCOME FUND - Gregory M. DePrince, with the help of his Co-Portfolio Manager
   Jill S. Lynch, oversees the portfolio
   management, research and trading functions as they relate to the firm's large-cap value discipline.
   BALANCED FUND - Allen J. Ashcroft, Jr.
   manages the growth equity component of
   the Balanced Fund and James M. Hannan
   manages the fixed income component of the Balanced Fund. Gregory M. DePrince, with the help of his Co-Portfolio Manager Jill
   S. Lynch, oversees the portfolio
   management, research and trading
   functions as they relate to the value
   equity component of the Balanced Fund.
   Mr. Hannan is responsible for allocating and reallocating the Balanced Fund's assets among the growth equity, value equity and fixed income components of the Fund.
   MANAGED ALLOCATION FUNDS - Mark Stevenson and Thomas R. Pierce co-manage the Managed Allocation Funds. Under normal circumstances, Mr. Stevenson or Mr.
   Pierce initially recommends changes to
   the allocation among and the selection of the Underlying Funds. Whomever of the two co-managers doesn't initiate the allocation recommendation then contributes input and analysis and the two portfolio managers jointly decide the investment approach to be implemented.
   INCOME FUND - James M. Hannan and Wilmer
   C. Stith III jointly manage the Income
   Fund. They agree on purchases and sales, and jointly decide on sector and duration management strategies.
   U.S. GOVERNMENT BOND FUND - James M.
   Hannan and Wilmer C. Stith III jointly
   manage the U.S. Government Bond Fund.
   They agree on purchases and sales, and
   jointly decide on sector and duration
   management strategies.
   SHORT DURATION GOVERNMENT BOND FUND -
   James M. Hannan and Robert J. Truesdell
   jointly manage the Short Duration
   Government Bond Fund. They agree on
   purchases and sales, and jointly decide on sector and duration management strategies.

Portfolio Manager Biographies
   ALLEN J. ASHCROFT, JR. has been a Senior
   Portfolio Manager of MTBIA since April
   2007, a Vice President and Portfolio
   Manager of MTBIA since 1996 and a Vice
   President of M&T Bank since April 2003.
   He was a Vice President of AllFirst Bank from 1995 until its acquisition by M&T
   Bank on April 1, 2003. Mr. Ashcroft has
   more than 27 years of experience in
   investment research and equity analysis.
   He earned his B.A. from the University
   of Pittsburgh.
JON D. BOSSE, CFA, is a Portfolio Manager and the Chief Investment Officer for NWQ
Investment Management Company LLC (NWQ).
Prior to joining NWQ in 1996, Mr. Bosse
spent ten years with ARCO Investment
Management Company where, in addition to managing a value-oriented fund, he was the Director of Equity Research. Mr. Bosse received his B.A. in Economics from Washington University, St. Louis, where he was awarded the John M. Olin Award for excellence in economics, and graduated summa cum laude. He received his M.B.A.
from the Wharton Business School,
University of Pennsylvania. He is an
active member of the Los Angeles Society of Financial Analysts. In addition, he is a CFA Charterholder and is a member of the CFA Institute.
STEVEN R. CRAIN, CFA, is a Vice
President and Portfolio Manager with
MTBIA. Mr. Crain has over 10 years of
investment experience and joined MTBIA
as an equity analyst in August 1997.
From December 2004 to April 2007, Mr.
Crain served as the Assistant Portfolio
Manager for the MTB Small Cap Growth
Fund. In addition to his portfolio
management responsibilities, Mr. Crain
also serves as a Senior Equity Research
Analyst, where he focuses mainly on the
Healthcare Services, Medical Devices,
Healthcare IT and Life Science Tools
industries. Mr. Crain earned his B.S. in Finance and M.B.A. from Canisius College and his M.S. in Finance from the University of Rochester Simon School of
Business. He is a CFA Charterholder.

GREGORY M. DEPRINCE, CFA, is a Co-Founder and Partner of DePrince, Race & Zollo,
Inc. (DRZ). He is responsible for the
value income investment process, which is the cornerstone of the firm. Mr. DePrince oversees the portfolio management, research and trading functions as they relate to the firm's large-cap value discipline. Prior to forming DRZ, Mr.
DePrince was a Director and Partner at
SunBank Capital Management. Prior to that, he was Director of special equity investments at ASB Capital Management in Washington, D.C., where he was Portfolio
Manager for the equity income fund and
special equity fund. Mr. DePrince is a CFA
Charterholder and received his Bachelor of Fine Arts from Wittenberg University and
Masters of Business Administration from
George Washington University.
WILLIAM F. DWYER, CFA, has been a Senior
Portfolio Manager of MTBIA since April
2007, the President and Chief Investment
Officer of MTBIA since April 2003 and a
Senior Vice President of M&T Bank since
2000. He was also the Chief Investment
Officer of M&T Bank from 2000 to 2003. Mr.
Dwyer earned his MBA from Western New
England College in Springfield,
Massachusetts and is a CFA Charterholder.

E.C. (TED) FRIEDEL, CFA, is a Portfolio
Manager and Managing Director of NWQ.
Prior to joining NWQ in 1983, Mr. Friedel spent eleven years with Beneficial
Standard Investment Management Company
where he managed several large
institutional portfolios. He was a senior member of the firm's investment committee and was instrumental in the development of investment policy.
Mr. Friedel graduated from the University of California at Berkeley, B.S., and received his M.B.A. from Stanford
University. He is an active member of the Los Angeles Society of Financial
Analysts. In addition, he is a CFA
Charterholder and is a member of the CFA
Institute.
TREVOR GRAHAM, CFA, joined HGI in 2004
and serves as Vice President, Research.
Prior to joining HGI, Mr. Graham
maintained several different positions,
including portfolio management and
fundamental analyst for Phillips, Hager
and North Investment Management Ltd.,
where he was employed from 1996 to 2004.
He is a CFA Charterholder.
JAMES M. HANNAN is responsible for several separately managed institutional portfolios in addition to his portfolio management duties. Mr. Hannan has been Vice President and a Portfolio Manager of
MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. He was a
Portfolio Manager of AllFirst Bank from
1987 until its acquisition by M&T Bank in April 2003. He has more than 18 years of experience in the investment industry.
Mr. Hannan earned his B.S. from the
University of Maryland and his
M.B.A. from George Washington
University.
PETER C. HASTINGS, CFA, has been a Vice
President and Portfolio Manager of MTBIA since 1997. He earned his B.A. from Dickinson College and is a CFA
Charterholder. Mr. Hastings has more than 11 years of experience in the investment industry.
JOSEF LAKONISHOK has served as Chief
Executive Officer, Partner and Portfolio
Manager for LSV since its founding in
1994. He has more than 25 years of
investment research experience. In
addition to his duties at LSV, Mr.
Lakonishok serves as the William G.
Karnes Professor of Finance at the
University of Illinois at Urbana-
Champaign.
BARRY A. LOCKHART, CFA, joined HGI in 1999 and serves as Senior Vice President. Prior to joining HGI he was a portfolio manager of foreign equity securities for Indago
Capital Management. Prior to 1997, Mr.
Lockhart was a senior investment analyst for Canada Life Investment Management with responsibilities in the U.S., Far East, European and Latin American equity markets. He began his career in the investment industry in 1989. Mr. Lockhart is a CFA Charterholder.
JILL S. LYNCH. Ms. Lynch is a partner of
DRZ and is a senior research analyst for the firm's large-cap value discipline.
Prior to joining DRZ in 1995, she was
employed at SunBank Capital Management as a research analyst in the value area. Ms.
Lynch received her Bachelor of Science in Finance from the University of Central
Florida and a Masters of Business
Administration from Rollins College in
Winter Park, Florida.
MICHAEL MALOUF, CFA, joined Copper Rock
in 2005 as a founding partner and has
served as President and Portfolio
Manager since then. Prior to joining
Copper Rock he was a portfolio manager
at Neuberger Berman and RCM Capital
Management. Mr. Malouf held the position of Managing Director and Head of Small
Cap Growth Investing at Neuberger
Berman. He holds a B.S. in Finance from
Arizona State University and has over 16 years of investment industry experience.
Mr. Malouf is a CFA Charterholder.

PUNEET MANSHARAMANI, CFA, joined LSV in
2000 and is a Partner and Portfolio
Manager. He previously served as a
Quantitative Analyst for LSV. Prior to
joining LSV, Mr. Mansharamani was an
Analyst at Institutional Trust National
City Corporation. He has more than 7 years of investment experience. Mr. Mansharamani is a CFA Charterholder and earned a B.S.
in Engineering from Delhi University,
Delhi College of Engineering in 1997 and an M.S. in Engineering at Case Western
Reserve University, Case School of
Engineering in 2001.
PAUL MOGHTADER, CFA, is a Principal of
SSgA and SSgA FM. He joined the firm in
1998 and is the head of the Global
Active Equity Team. Mr. Moghtader
received an M.B.A. from the J.L. Kellogg
Graduate School of Management at
Northwestern University and a B.A. in
Economics from Macalester College. Mr.
Moghtader is a CFA Charterholder.
THOMAS R. PIERCE, CFA, is an
Administrative Vice President and has
been with M&T Bank since January 1995. He has been a Vice President and Portfolio
Manager of MTBIA since April 2003. Prior to joining M&T, Mr. Pierce was employed by Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment
Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr.
Pierce is a CFA Charterholder. He has a
B.A. in Economics from Washington
University, and an MBA from the
University of Chicago.
CRAIG S. SCHOLL, CFA, is a Principal of
SSgA and SSgA FM. He joined the firm in
2000 and is a member of the Global Active
Equity Team. Mr. Scholl received a
Bachelor of Science degree in Finance and Television Production from Syracuse
University. He is a CFA Charterholder.
SUSAN L. SCHNAARS, CFA, CPA, is
responsible for managing several large
institutional accounts, in addition to her portfolio management duties. She has been a Vice President and Portfolio Manager of
MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. She was a
Portfolio Manager of AllFirst Bank from
1992 until its acquisition by M&T Bank in April 2003. Ms. Schnaars is a CFA
Charterholder and a Certified Public
Accountant, and has more than 17 years of experience in the investment industry. She earned her B.S. and M.S. from Drexel
University.
MARK SCHULTZ, CFA, has been a Senior
Portfolio Manager of MTBIA since April
2007, a Vice President and Portfolio
Manager of MTBIA since April 2003 and a
Vice President of M&T Bank since July
2001. In addition to his portfolio
management duties, as an analyst, Mr.
Schultz focuses on commercial services and supply companies. Prior to joining M&T
Bank, Mr. Schultz worked as a portfolio
manager with Caldwell Securities Ltd. in Toronto, Canada from June 1996 to
September 1999, and was engaged in the
process of becoming a permanent U.S.
resident from September 1999 through July
2001. He began his career with Royal Bank of Canada in country risk analysis and multinational corporate banking. Mr.
Schultz is a CFA charterholder and
received his doctorate in politics from
the University of Oxford.
MARK STEVENSON, CFA, is a Vice President of MTBIA. Prior to joining M&T in October
2000, Mr. Stevenson was with Keystone
Financial, Inc. ("Keystone") since 1990, where he managed retirement plan, personal trust and institutional assets for the clients of Keystone. He is a CFA
Charterholder and graduated with a
Bachelor of Arts in Prelaw from
Pennsylvania State University. He also
graduated with a Master of Arts in
International Economics and U.S. Foreign
Policy from The American University,
Washington, D.C.
WILMER C. STITH III, CFA, has been a Vice
President and Portfolio Manager of MTBIA since 1996. In addition to his portfolio management duties, he manages fixed income separate accounts and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 14 years of experience in the investment industry. He is a CFA Charterholder. Mr.
Stith earned his B.A. from Kenyon College and his M.B.A. from Loyola College in Maryland.
PATRICK TAN, Research Analyst, joined
HGI in 1999. Prior to joining HGI, Mr.
Tan was an Analyst at Indago Capital
Management in Toronto, an affiliate of
Canada Life from July 1997 to March
1999. He received a B.A. from the
University of Toronto and has more than
five years of investment-related
experience.
JAMES THORNE, PH.D., has been a Senior
Portfolio Manager of MTBIA since April
2007, and a Vice President and Portfolio
Manager of MTBIA since April 2003,
concentrating on equity selections as well as economic forecasting in addition to his portfolio management duties. Mr. Thorne has also been a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio
Manager at Caldwell Securities Investment
Management. Prior to 1994 Mr. Thorne was a professor at the Schulich School of Business and at Bishop's University. Mr.
Thorne received his Ph.D. in Economics, in the fields of Finance and Industrial
Organization from York University in June
1993.
THOMAS R. H. TIBBLES, CFA, joined HGI in
1999 and serves as Chief Investment
Officer and Managing Director of the
Growth Team-Canada. Prior to joining HGI he was Head of the Global Equity Team at Indago Capital Management in Toronto, an affiliate of Canada Life. From 1993 to joining Indago in 1996, he served as Vice
President, International Equities for Sun
Life Investment Management, managing a
portfolio of non-North America equity
securities for pension and mutual fund
clients. Mr. Tibbles began his career in the investment industry in 1986. Mr.
Tibbles is a CFA Charterholder.
MARK TOMPKINS, CFA, has been a Vice
President and a Portfolio Manager for
MTBIA since April 2003. He is responsible for managing fixed income portfolios. He has also been an Assistant Vice President of M&T Bank since August 1998. Prior to joining M&T Bank in August 1998, Mr.
Tompkins spent over 4 years as a Portfolio
Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland
University and a M.B.A. in Finance and
Accounting from Syracuse University. He is a CFA Charterholder.
ROBERT J. TRUESDELL has been a Vice
President and Portfolio Manager of MTBIA since 2003, and is an Administrative Vice
President of M&T Bank, which he joined as Vice President and Fixed Income Manager in
1988. He has supervised the management of U.S. Government Bond Fund since its inception. Mr. Truesdell oversees the MTB
Money Market Funds. He holds an M.B.A. in
Accounting from the State University of
New York at Buffalo.
MENNO VERMEULEN, CFA, has served as a
Portfolio Manager and Senior Quantitative
Analyst of LSV since 1995 and a Partner
since 1998. He has more than 13 years of investment and research experience. Prior to joining LSV, Mr. Vermeulen served as a portfolio manager for ABP Investments. He is a CFA Charterholder.
ROBERT VISHNY has served as a Partner
and Portfolio Manager of LSV since its
founding in 1994. He has more than 18
years of investment and research
experience.
TUCKER WALSH joined  Copper Rock in
February 2005 as a founding partner and
has served as Chief Executive Officer
and Head of Portfolio Management since
then. Prior to joining Copper Rock, he
was a Managing Director and Head of the
Small Cap Growth team at State Street
Research from 1997 to 2005. Mr. Walsh
earned a B. A. in Economics from
Washington & Lee University and has over
15 years of industry experience.
BRADLEY A. WILLIAMS is a Portfolio
Manager and Senior Equity Research
Analyst with MTBIA. He covers Computer
Hardware, Storage and Peripherals, Semi-
Conductors and Semi-Conductor Equipment.
Mr. Williams joined MTBIA in October
2005 with 15 years experience in
investment analysis. Prior to joining
MTBIA, Mr. Williams managed ASB Capital
Management's active equity Core and
Relative Value investment portfolios
from 2003 to 2005. He also held analyst
and portfolio management positions with
a private investment fund from 2000
through 2002. Mr. Williams holds a
B.B.A. from the University of Wisconsin.

CLARENCE W. WOODS, JR. has been a Vice
President and Portfolio Manager of, and
Chief Equity Trader for, MTBIA since 1996.
In addition to his portfolio management
duties, he heads the equity-trading unit.
Prior to joining MTBIA, he was a Vice
President and Chief Equity Trader with
Mercantile Safe Deposit & Trust Company in
Baltimore, MD, where he managed the Equity
Trading Department. Mr. Woods has more
than 22 years experience in the investment industry.
The Funds' SAI provides additional
information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Funds.
Financial Highlights
   The following financial highlights are intended to help you understand the financial performance of each MTB Fund's Class A Shares, Class B Shares and Class C Shares for the past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.
   MTB Large Cap Stock Fund, MTB Equity Index Fund, MTB Equity Income Fund, MTB Mid Cap Growth Fund, MTB Small Cap Growth Fund, MTB Multi Cap Growth Fund, MTB Balanced Fund, MTB Income Fund, MTB Intermediate-Term Bond Fund, MTB Short-Term Corporate Bond Fund, MTB Maryland Municipal Bond Fund, and MTB Pennsylvania Municipal Bond Fund (the "ARK Survivors") acquired the assets and liabilities of one or more corresponding portfolios of the ARK Funds in a tax-free reorganization on August 15, 2003 or August 22, 2003. One designated ARK Fund was deemed the "accounting survivor." The following financial information incorporates the operations of these funds as portfolios of the ARK Funds prior to August 15, 2003 or August 22, 2003. The financial information for the ARK Survivors for the periods prior to August 15, 2003 or August 22, 2003 has been audited by KPMG LLP.
   The MTB Virginia Municipal Bond Fund became the successor to the FBR Virginia Tax-Free Portfolio on February 24, 2006.
   Prior to August 15, 2003, MTB Group of Funds was known as Vision Group of Funds. Prior to August 11, 2000, Vision Group of Funds was known as Vision Group of Funds, Inc.

   The information for the MTB Funds has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds' audited financial statements, is included in the April 30, 2007 Annual Report of the Trust.


MTB Group of Funds
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


[TO BE FILED BY AMENDMENT]




HOW TO OBTAIN MORE
INFORMATION ABOUT MTB GROUP
OF FUNDS

   A Statement of Additional Information
   (SAI) dated August 31, 2007, is
   incorporated by reference into this
   prospectus. Additional information about the Fund's investments is available in the SAIs and in the Annual and Semi-
   Annual Reports to shareholders of the MTB
   Group of Funds as they become available.
   The Annual Report discusses market
   conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.
   To obtain the SAI, the Annual and Semi-
   Annual Reports (when available) and other information without charge, and make inquiries, call (800) 836-2211.
   These documents, as well as additional
   information about the Funds (include
   portfolio holdings, performance and
   distributions) are available on MTB's
   website at www.mtbfunds.com.

To Obtain More Information:

PHONE: Call 1-800-836-2211
WEB: www.mtbfunds.com
AUTOMATED PRICE, YIELD, AND
PERFORMANCE INFORMATION-24 HOURS
A DAY, 7 DAYS A WEEK:
Call 1-800-836-2211
SEC: You can also obtain the SAI or the
Annual and Semi-Annual Reports, as well as other information about MTB Group of Funds, from the SEC's website (http://www.sec.gov).
You may review and copy documents at the SEC
Public Reference Room in Washington, D.C.
(for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange
Commission, Public Reference Section,
Washington, D.C. 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov.
Cusip
55376T247
Cusip
55376T213
Cusip
55376V507
Cusip
55376T361
Cusip
55376T312
Cusip
55376T569
Cusip
55376T833
Cusip
55376T874
Cusip
55376V796
Cusip
55376T619
Cusip
55376T585
Cusip
55376T635
Cusip
55376T205
Cusip
55376T502
Cusip
55376T676
Cusip
55376T809
Cusip
55376T718
Cusip
55376T759
Cusip
55376T387
Cusip
55376T486
Cusip
55376T528
Cusip
55376T122
Cusip
55376T163
Cusip
55376T791
Cusip
55376T239
Cusip
55376T197
Cusip
55376V606
Cusip
55376T353
Cusip
55376T296
Cusip
55376T551
Cusip
55376T825
Cusip
55376T866
Cusip
55376T627
Cusip
55376T593
Cusip
55376T643
Cusip
55376T106
Cusip
55376T403
Cusip
55376T684
Cusip
55376T700
Cusip
55376T726
Cusip
55376T767
Cusip
55376T395
Cusip
55376T494
Cusip
55376T536
Cusip
55376T130
Cusip
55376T171
 Cusip
55376T155
Cusip
55376T783
Investment Advisor
       MTB Investment
       Advisors, Inc.

       100 E. Pratt Street

       17th Floor Baltimore,
       MD 21202

       www.mtbia.com

Distributor
       Edgewood Services,
       Inc.

       5800 Corporate
       Drive

       Pittsburgh, PA
       15237-5829

Co-Administrator
       M&T Securities,
       Inc.

       One M&T Plaza

       Buffalo, NY
       14203

Co-Administrator
       Federated Services
       Company

       Federated Investors
       Tower

       1001 Liberty Avenue

       Pittsburgh, PA
       15222-3779

Sub-Advisors to MTB
International Equity
Fund
       Hansberger Global
       Investors, Inc.
       401 East Las Olas Blvd.
       Suite 1700
       Fort Lauderdale, FL
       33301

       SSgA Funds Management,
       Inc.

       State Street Financial
       Center

       One Lincoln Street

       Boston, MA 0211-2900

Sub-Advisor to MTB Small Cap Stock Fund
       Copper Rock Capital
       Partners, LLC
       200 Clarendon Street
       52nd Floor
       Boston, Massachusetts
       02116

Sub-Advisor to MTB International Equity
Fund,
MTB Mid Cap Stock Fund and
MTB Small Cap Stock Fund
       LSV Asset
       Management

       One North Wacker
       Drive

       Suite 4000

       Chicago, IL 60606

Sub-Advisor to MTB Equity Income Fund and MTB Balanced Fund
       DePrince, Race &
       Zollo, Inc.

       250 Park Avenue South

       Suite 250

       Winter Park, FL 32789

Sub-Advisor to MTB Large Cap Value Fund
       NWQ Investment Management Company
       LLC

       2049 Century Park East

       16th Floor

       Los Angeles, CA 90067

Transfer Agent and Dividend Disbursing Agent
       Boston Financial Data
       Services, Inc.

       2 Heritage Drive

       North Quincy, MA 02171

Custodian and Fund Accountant
       State Street
       Corporation

       P.O. Box 8609

       Boston, MA 02266-
       8609

Independent Registered Public Accounting Firm
       Ernst & Young LLP
       200 Clarendon
       Street
       Boston, MA 02116-
       5072
SEC File No.
811-5514 33270
(8/07)

We are pleased to send you this Prospectus for Class A, B and C Shares of MTB Group of Funds. The prospectus contains important information about your investments in MTB Group of Funds.
          Since we are required by law to send a prospectus to each person listed as a shareholder, you (or your household) may receive more than one prospectus.
1-800-836-2211 / mtbfunds.com
MTB FUNDS
100 E. PRATT ST.
(15th FLOOR)
BALTIMORE, MD 21202
www.mtbia.com
MTB-PRO-001-0806





                                                                www.mtbfunds.com
Managed by MTB Investment Advisors, Inc. - www.mtbia.com
RETAIL CLASS PROSPECTUS (Money Market Funds) :

August 31, 2007
CLASS A SHARES, CLASS A2 SHARES AND CLASS B SHARES
MTB Money Market Fund

 CLASS A SHARES
 MTB New York Tax-Free Money Market Fund
 MTB Pennsylvania Tax-Free Money Market Fund
 MTB Tax-Free Money Market Fund
 MTB U.S. Government Money Market Fund
 MTB U.S. Treasury Money Market Fund

August 31, 2007 :

RETAIL CLASS PROSPECTUS (Money Market Funds)
Introduction - Information Common to All Funds
   Each portfolio (each, a Fund) of MTB Group of Funds (Trust) is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.
   Each Fund has its own investment goal and strategies for reaching that goal. The investment advisor (or sub-advisor) invests each Fund's assets in a way that the advisor believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
   The MTB U.S. Treasury Money Market Fund, MTB U.S. Government Money Market Fund, MTB Money Market Fund, MTB Tax-Free Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund and MTB New York Tax-Free Money Market Fund try to maintain a constant price per share of $1.00, but there is no guarantee that these Funds will achieve this goal. Please call 1-800-836-2211 to obtain current 7-day yield information for these Funds.
How to Read this Prospectus
   MTB Group of Funds is a mutual fund family that offers different classes of shares in separate Funds. The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A, Class A2 and Class B Shares of the MTB money market funds that you should know before investing. Please read this prospectus and keep it for future reference.
   Class A, Class A2 and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.
MTB Funds * Are NOT FDIC Insured * Have No Bank Guarantee * May Lose Value Managed by MTB Investment Advisors, Inc. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:
Contents

FUND GOALS, STRATEGIES,
RISKS AND PERFORMANCE                                                                       1
  MONEY MARKET FUND Cusip: 55376T460 Symbol: VSMXX (Class A Shares)                         3
     Cusip: 55376T437, Symbol: VSIXX (Class A2 Shares)
     (Formerly, Institutional Shares);                                                      3
     Cusip: 55376T452 Symbol: ARBXX (Class B Shares)                                        3
  NEW YORK TAX-FREE MONEY MARKET FUND Cusip: 55376T338 Symbol: VNTXX (Class A Shares)       6
  PENNSYLVANIA TAX-FREE MONEY MARKET FUND Cusip: 55376T270 Symbol: MPAXX (Class A Shares)   8
  TAX-FREE MONEY MARKET FUND Cusip: 55376V200 Symbol: ATFXX (Class A Shares)               11
  U.S. GOVERNMENT MONEY MARKET FUND Cusip: 55376V804 Symbol: AGAXX (Class A Shares)        14
  U.S. TREASURY MONEY MARKET FUND Cusip: 55376V861 Symbol: VSTXX (Class A Shares)          16
PRINCIPAL SECURITIES OF THE FUNDS                                                          18
OTHER INVESTMENT STRATEGIES                                                                20
SPECIFIC RISKS OF INVESTING IN THE FUNDS                                                   20
HOW ARE SHARES PRICED?                                                                     21
HOW TO PURCHASE, REDEEM, AND EXCHANGE SHARES                                               23
ACCOUNT AND SHARE INFORMATION                                                              27
WHO MANAGES THE FUNDS?                                                                     30
FINANCIAL HIGHLIGHTS                                                                       31
MORE INFORMATION ABOUT MTB GROUP OF FUNDS                                                  34

                                                       MTB RETAIL CLASS OF FUNDS
FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

   This prospectus of the Trust offers Class A Shares of five MTB money market funds, and Class A Shares, Class A2 Shares and Class B Shares of the MTB Money Market Fund. Under a separate prospectus of the Trust, the Trust offers one or more additional Classes of shares (Institutional I Shares, Institutional II Shares or Class S Shares) for each MTB money market fund whose Shares are offered by this prospectus. In addition, under separate prospectuses, the Trust offers one or more classes of shares (Class A Shares, Class B Shares, Class C Shares or Institutional I Shares) for four Balanced Funds, eleven Stock Funds, and nine Bond Funds, and Corporate Shares of one additional Money Market Fund.

   The following pages describe the investment goals (objectives), strategies and principal risks of each Money Market Fund whose Class A Shares, Class A2 Shares and Class B
Shares are offered by this prospectus. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.
The investment goal of each Fund may only be changed upon the approval of a majority of the outstanding Shares of the Fund which may be affected by the changes. Certain investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

PERFORMANCE AND FINANCIAL HISTORY OF MTB FUNDS WHICH SUCCEEDED THE ARK FUNDS Each of the following Funds (a Successor MTB Fund) is the successor to a corresponding portfolio of the ARK Funds pursuant to a reorganization (ARK Reorganization) which took place on August 15, 2003 or August 22, 2003 (together, the Closing Date).

SUCCESSOR MTB FUND                          FORMER ARK PORTFOLIO (SOMETIMES REFERRED TO AS "ACCOUNTING SURVIVOR")
MTB U.S. Government Money Market Fund       ARK U.S. Government Money Market
Portfolio MTB Tax-Free Money Market Fund    ARK Tax-Free Money Market Portfolio
MTB Pennsylvania Tax-Free Money Market Fund ARK Pennsylvania Tax-Free Money Market Portfolio

   Prior to the Closing Date, each Successor MTB Fund had no investment operations. Accordingly, the performance information provided in the prospectus for periods prior to the Closing Date is historical information for the corresponding ARK Fund. Each of the corresponding ARK Funds was managed by Allied Investment Advisors, Inc. (AIA), which became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank) on April 1, 2003, when M&T Bank Corporation acquired Allfirst Financial Inc., Allfirst Bank (AllFirst) and their affiliates. On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, which was the pre-Reorganization advisor to the Trust, were transferred to AIA (which was renamed MTB Investment Advisors, Inc.). Effective on that date, MTB Investment Advisors, Inc. (MTBIA) became the investment advisor to the Trust. Each Successor MTB Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding ARK Fund, although each Successor MTB Fund has different fee and expense arrangements than the corresponding ARK Fund. Class A Shares of MTB Pennsylvania Tax-Free Money Market Fund only began operations on August 25, 2003; Fund performance prior to that date only relates to the Institutional I and Institutional II Shares, which are offered in a separate prospectus.

   Prior to August 15, 2003, MTB Group of Funds was known as Vision Group of Funds. Prior to August 11, 2000, Vision Group of Funds was known as Vision Group of Funds, Inc.

Performance
   On the following pages is performance information for each Fund. This information gives you some indication of the risks of an investment in a Fund by comparing each Fund's performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund's investment risks may be balanced by their potential rewards. For more current performance information, including the current 7-Day Net Yields of the Money Market Funds, call (800) 836-2211.

Bar Charts
   The bar chart represents the (historical) calendar year performance of Class A Shares of each Fund. Following the bar chart is the year-to-date performance of Class A Shares through the most recent calendar quarter. Also provided is the best and worst calendar quarter performance for Class A Shares through the most recent calendar year. For the Fund that also offers Class A2 Shares and Class B Shares, Class A Shares performance is shown because it has the longest operating history.
Average Annual Total Return Tables


   Following the bar chart is a performance table showing the Average Annual Total Return for Class A, Class A2, and Class B Shares, if applicable, of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 2006. The market indices are unmanaged and are not adjusted for any sales charges, expenses or other fees the SEC requires to be reflected in a Fund's performance. You cannot invest directly in an index.



Risks Common to the Funds
   The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
MTB MONEY MARKET FUND
Cusip: 55376T460 Symbol: VSMXX           (Class A Shares)
Cusip: 55376T437 Symbol: VSIXX           (Class A2 Shares) (Formerly,
Institutional Shares)
Cusip: 55376T452 Symbol: ARBXX           (Class B Shares)
Goal
   To seek current income with liquidity and stability of principal.

Strategy
   The Fund invests at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government, banks and corporations.
   In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks
   All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.
   * INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
   * CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
Performance Information
Risk/Return Bar Chart

 Performance Over 10 Years

 Best Quarter


 Worst Quarter



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.
The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.
The Fund's Class A Shares total return for the six month period from January 1, 2007 to June 30, 2007 was __%.
   Average Annual Total Return Table
   The following table represents the Fund's Class A Shares, Class A2 Shares and Class B Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. The table also shows returns for iMoneyNet, Inc. First Tier Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an average.
(For the calendar periods ended December 31, 2006)

                                                       START OF
                            1 YEAR 5 YEARS 10 YEARS PERFORMANCE(1)
 CLASS A SHARES
 CLASS A2 SHARES
 CLASS B SHARES
 iMoneyNet, Inc. First Tier
 Retail Average

   * The Class A2 Shares start of performance date was September 4, 2001. The Class B Shares start of performance date was August 18, 2003.
   * The Fund's Class A Shares, Class A2 Shares and Class B Shares 7-Day Net Yield as of December 31, 2006 were __%, __% and __%, respectively. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.
   * Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A Shares, Class A2 Shares and Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                                CLASS A CLASS A2 CLASS B
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
   offering price)                               None     None     None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase
   price or redemption proceeds, as applicable)  None     None   5.00%(1)
 Maximum Sales Charge (Load) Imposed
 on Reinvested Dividends (and other
 Distributions) (as a percentage of
   offering price)                               None     None     None
 Redemption Fee (as a percentage of
   amount redeemed, if applicable)               None     None     None
   Exchange Fee                                  None     None     None
   (1) A sales charge is imposed if you sell Class B Shares within six years of your initial purchase of Class B Shares of the Fund or another Fund from which you exchanged, whichever is longer. See "Sales when you redeem Class B Shares."
Annual Fund Operating Expenses (Before Waivers and Reimbursement)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                         CLASS A CLASS A2 CLASS B
 Management Fee(2)                        0.40%   0.40%    0.40%
 Distribution (12b-1) Fee(3)              None    0.25%    0.75%
 Other Expenses(4)                         __%     __%      __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(5)   __%     __%      __%

(1) The percentages shown are based on anticipated expenses for the entire fiscal year ending April 30, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be __% for the fiscal year ending April 30, 2008.
(3) The distribution (12b-1) fee for the Fund's Class A2 Shares is expected to be voluntarily waived. Additionally, a portion of the distribution (12b-1) fee for the Fund's Class B Shares is expected to be voluntarily waived. These anticipated voluntary waivers can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A2 Shares and Class B Shares (after the anticipated voluntary waivers) is expected to be __% and __%, respectively, for the fiscal year ending April 30, 2008.
(4) The Co-Administrator, M & T Securities Inc., expects to voluntarily reimburse certain expenses incurred by the Fund's Class A Shares. The Co-Administrator can terminate this voluntary reimbursement at any time. Additionally, the shareholder services provider expects to voluntarily waive a portion of its fee for the Class A2 shares. The shareholder services provider can terminate this voluntary waiver at any time. Total Other expenses paid by the Fund's Class A Shares and Class A2 Shares (after the anticipated voluntary reimbursement and waiver) are expected to be __% and __%, respectively, for the fiscal year ending April 30, 2008.
(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder service provider expect to waive certain amounts and the Co-Administrator expects to reimburse certain expenses. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2008.

 Total Waivers and
 Reimbursement of Fund Expenses      __% __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER ANTICIPATED WAIVERS
 AND REIMBURSEMENT)(6)               __% __% __%

(6) The total Actual Operating Expenses (after waivers) paid by the Fund's Class A Shares, Class A2 Shares and Class B Shares were __%, __% and __%, respectively, for the fiscal year ended April 30, 2007.
Example
   This Example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class A2 Shares and Class B Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest $10,000 in the Fund's Class A Shares, Class A2 Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares, Class A2 Shares and Class B Shares operating expenses are before the anticipated waivers and the reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                   1 Year 3 Years 5 Years 10 Years
 Class A
 Expenses assuming
   redemption
 Class A2
 Expenses assuming
   redemption
 Class B
 Expenses assuming
   redemption
 Expenses assuming
   no redemption

MTB NEW YORK TAX-FREE MONEY MARKET FUND
Cusip: 55376T338 Symbol: VNTXX           (Class A Shares)
Goal
   To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

Strategy
   The Fund invests at least 80% of its net assets in a diversified portfolio of tax-exempt money market obligations. The Fund maintains a fundamental investment policy that, under normal market conditions, at least 80% of its income will be exempt from federal regular income tax, federal alternative minimum tax and New York State income tax. Such income should also be exempt from New York City income taxes.
   In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks
   All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.
   * INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
   * CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
   * TAX RISKS. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
   * NEW YORK INVESTMENT RISKS. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to financial conditions of New York City, however, would ultimately have an effect on the state.
Performance Information
Risk/Return Bar Chart

 Performance Over 10 Years

 Best Quarter


 Worst Quarter



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.
The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.
The Fund's Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ending December 31, 2006. The table also shows returns for iMoneyNet, Inc. Tax-Free State Specific Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an average.
(For the calendar periods ended December 31, 2006)

                                1 YEAR 5 YEARS 10 YEARS
 CLASS A SHARES
 iMoneyNet, Inc. Tax-Free State
 Specific Retail Average

The Fund's Class A Shares 7-Day Net Yield as of December 31, 2006 was __%. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

Shareholder Fees

                                         CLASS A
 Fees Paid Directly From Your Investment  None

Annual Fund Operating Expenses (Before Waiver and Reimbursement)(1) Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                         CLASS A
 Management Fee(2)                        0.40%
 Distribution (12b-1) Fee                 None
 Other Expenses(3)                         __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(4)   __%

(1) The percentages shown are based on anticipated expenses for the entire fiscal year ending April 30, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor expects to voluntarily waive a portion of the management fee. The Advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be __% for the fiscal year ending April 30, 2008.
(3) The Co-Administrator, M & T Securities Inc., expects to voluntarily reimburse certain expenses incurred by the Fund's Class A Shares. The Co-Administrator can terminate this voluntary reimbursement at any time. Total Other expenses paid by the Fund's Class A Shares (after the anticipated voluntary reimbursement) is expected to be __% for the fiscal year ending April 30, 2008.
(4) Although not contractually obligated to do so, the Advisor expects to waive certain amounts and the Co-Administrator expects to reimburse certain expenses. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2008.

 Total Waiver and Reimbursement of Fund Expenses __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER ANTICIPATED WAIVER
 AND REIMBURSEMENT)(5)                           __%

(5) The Total Actual Operating Expenses (after waivers) paid by the Fund's Class A Shares were __% for the fiscal year ended April 30, 2007.
Example
   This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before the anticipated waiver and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

         1 Year 3 Years 5 Years 10 Years
 Class A

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Cusip: 55376T270 Symbol: MPAXX           (Class A Shares)
Goal
   Maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

Strategy
   The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal and Pennsylvania personal income taxes. The Fund has a fundamental policy that, under normal market conditions, at least 80% of its income will be exempt from federal income tax, including the federal alternative minimum tax, and Pennsylvania personal income tax.
   In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks
   All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.
   * INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
   * CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
   * TAX RISKS. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
   * PENNSYLVANIA INVESTMENT RISKS. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania's economy has historically been dependent on heavy industry and agriculture, but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.
Performance Information
Risk/Return Bar Chart Performance Over 3 Years

 Best Quarter


 Worst Quarter



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.
The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.
The Fund's Class A Shares total return for the six month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. The table also shows returns for iMoneyNet, Inc. Tax-Free State Specific Retail Average, which is a composite of money market mutual funds with investment goals similiar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an average.
(For the calendar periods ended December 31, 2006)

                                                   START OF
                                         1 YEAR PERFORMANCE(1)
 CLASS A SHARES
 iMoneyNet, Inc. Tax-Free State Specific
 Retail Average

   *   The Fund's Class A Shares start of performance date was August 25, 2003.
   * The Fund's Class A Shares 7-Day Net Yield as of December 31, 2006 was __%. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.
   * Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

Shareholder Fees

                                         CLASS A
 Fees Paid Directly From Your Investment  None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                         CLASS A
 Management Fee(2)                        0.40%
 Distribution (12b-1) Fee(3)              0.25%
 Other Expenses(4)                         __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(5)   __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) The distribution (12b-1) fee for the Fund's Class A Shares was voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(4) The shareholder services provider voluntarily waived a portion of its fee. The Shareholder Services Provider can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund's Class A Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __%

Example
   This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

         1 Year 3 Years 5 Years 10 Years
 Class A

MTB TAX-FREE MONEY MARKET FUND
Cusip: 55376V200 Symbol: ATFXX           (Class A Shares)
Goal


   Maximizing current income exempt from federal income tax and providing liquidity and security of principal.



Strategy
   The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. The Fund maintains a fundamental policy that, under normal market conditions, at least 80% of its income will be exempt from federal income tax, including the federal alternative minimum tax (AMT). The Fund attempts to invest 100% of its assets in securities exempt from federal income tax (not including the AMT).
   In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks
   All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.
   * INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
   * CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
   * TAX RISKS. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
Performance Information
Risk/Return Bar Chart

 Performance Over 10 Years

 Best Quarter


 Worst Quarter



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.
The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.
The Fund's Class A Shares total return for the six month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. The table also shows returns for iMoneyNet, Inc. Tax-Free Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an average.
(For the calendar periods ended December 31, 2006)

                                         1 YEAR 5 YEARS 10 YEARS
 CLASS A SHARES
 iMoneyNet, Inc. Tax-Free Retail Average

The Fund's Class A Shares 7-Day Net Yield as of December 31, 2006 was __%. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
      This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

Shareholder Fees

                                         CLASS A
 Fees Paid Directly From Your Investment  None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                         CLASS A
 Management Fee(2)                        0.40%
 Distribution (12b-1) Fee(3)              0.25%
 Other Expenses                            __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(4)   __%

(1) The percentages shown are based on anticipated expenses for the entire fiscal year ending April 30, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor expects to voluntarily waive a portion of the management fee. The Advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be __% for the fiscal year ending April 30, 2008.
(3) A portion of the distribution (12b-1) fee for the Fund's Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the anticipated voluntary waiver) is expected to be __% for the fiscal year ending April 30, 2008.
(4) Although not contractually obligated to do so, the Advisor and distributor expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2008.

 Total Waivers of Fund Expenses          __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER ANTICIPATED WAIVERS)(5) __%

 (5) The total Actual Operating Expenses (after waivers) paid by the Fund's Class A Shares were __% for the fiscal year ended April 30, 2007.
Example
   This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before anticipated waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

         1 Year 3 Years 5 Years 10 Years
 Class A

MTB U.S. GOVERNMENT MONEY MARKET FUND
Cusip: 55376V804 Symbol: AGAXX           (Class A Shares)
Goal


   To seek maximum current income and provide liquidity and security of principal.



Strategy
   The Fund seeks its investment goal by investing in obligations issued by the U.S. government and its agencies and instrumentalities and repurchase agreements. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements backed by such instruments.
   In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.
   The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks
   All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.
   * INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
   * CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
Performance Information
Risk/Return Bar Chart

 Performance Over 9 Years

 Best Quarter


 Worst Quarter



   Historically the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.
   The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.
   The Fund's Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.

Average Annual Total Return Table
   The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. The table also shows returns for the iMoneyNet, Inc. Government Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an average.
(For the calendar periods ended December 31, 2006)

                                              START OF
                            1 YEAR 5 YEARS PERFORMANCE(1)
 CLASS A SHARES
 iMoneyNet, Inc. Government
 Retail Average

   *   The Fund's Class A Shares start of performance date was July 7, 1997.
   * The Fund's Class A Shares 7-Day Net Yield as of December 31, 2006 was __%. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.
   * Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

Shareholder Fees

                                         CLASS A
 Fees Paid Directly From Your Investment  None

Annual Fund Operating Expenses
(Before Waivers)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                                         CLASS A
 Management Fee(2)                        0.40%
 Distribution (12b-1) Fee(3)              0.25%
 Other Expenses                            __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(4)   __%

(1) The percentages shown are based on anticipated expenses for the entire fiscal year ending April 30, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor expects to voluntarily waive a portion of the management fee. The Advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be __% for the fiscal year ending April 30, 2008.
(3) A portion of the distribution (12b-1) fee for the Fund's Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the anticipated voluntary waiver) is expected to be __% for the fiscal year ending April 30, 2008.
(4) Although not contractually obligated to do so, the Advisor and Distributor expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2008.

 Total Waivers of Fund Expenses          __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER ANTICIPATED WAIVERS)(5) __%
(5) The total Actual Operating Expenses (after waivers) paid by the Funds Class A Shares were __% for the fiscal year ended April 30, 2007.
Example
   This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before anticipated waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

         1 Year 3 Years 5 Years 10 Years
 Class A

MTB U.S. TREASURY MONEY MARKET FUND
Cusip: 55376V861 Symbol: VSTXX           (Class A Shares)
Goal
   To seek current income with liquidity and stability of principal.

Strategy
   The Fund invests at least 80% of the value of its net assets in a diversified portfolio of direct obligations of the U.S. Treasury, such as Treasury bills and notes, and repurchase agreements secured by these obligations.
   In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks
   All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.
* INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
Performance Information
Risk/Return Bar Chart

 Performance Over 10 Years

 Best Quarter


 Worst Quarter



Historically the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.
The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.
The Fund's Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
   The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. The table also shows returns for the iMoneyNet, Inc. Treasury Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an average.
(For the calendar periods ended December 31, 2006)

                          1 YEAR 5 YEARS 10 YEARS
 CLASS A SHARES
 iMoneyNet, Inc. Treasury
 Retail Average

The Fund's Class A Shares 7-Day Net Yield as of December 31, 2006 was __%. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

Shareholder Fees

                                         CLASS A
 Fees Paid Directly From Your Investment  None

Annual Fund Operating Expenses (Before Waivers and Reimbursement)(1) Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                         CLASS A
 Management Fee(2)                        0.40%
 Distribution (12b-1) Fee                 None
 Other Expenses(3)                         __%
 TOTAL ANNUAL FUND OPERATING EXPENSES(4)   __%
(1) The percentages are based on anticipated expenses for the entire fiscal year ending April 30, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant, and at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor expects to voluntarily waive a portion of the management fee. The Advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be __% for the fiscal year ending April 30, 2008.
(3) The Co-Administrator, M & T Securities Inc., expects to voluntarily reimburse certain expenses incurred by the Fund. The Co-Administrator can terminate this voluntary reimbursement at any time. Total Other expenses paid by the Fund's Class A
Shares (after the anticipated voluntary reimbursement) is expected to be __% for the fiscal year ending April 30, 2008.
(4) Although not contractually obligated to do so, the Advisor expects to waive certain amounts and the Co-Administrator expects to reimburse certain expenses. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2008.

 Total Waiver and Reimbursement of Fund Expenses __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER ANTICIPATED WAIVER
 AND REIMBURSEMENT)(5)                           __%

(5) The total Actual Operating Expenses (after waivers) paid by the Fund's Class A Shares were __% for the fiscal year ended April 30, 2007.
Example
   This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.
   The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before the anticipated waiver and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

         1 Year 3 Years 5 Years 10 Years
 Class A

PRINCIPAL SECURITIES OF THE FUNDS




Principal Securities of the Funds
   The principal securities of each of the Funds listed below are marked with an "X."

                                 MONEY    NEW YORK   PENNSYLVANIA                 U.S.         U.S.
                                 MARKET   TAX-FREE     TAX-FREE    TAX-FREE    GOVERNMENT    TREASURY
                                  FUND  MONEY MARKET MONEY MARKET    MONEY    MONEY MARKET MONEY MARKET
                                            FUND         FUND     MARKET FUND     FUND         FUND
Fixed Income Securities            X         X            X            X           X            X
Treasury Securities                X                                               X            X
Agency Securities                  X                                               X
Corporate Debt Securities          X
Commercial Paper                   X
Tax-Exempt Securities                        X            X            X
General Obligation Bonds                     X            X            X
Special Revenue Bonds                        X            X            X
Tax Increment Financing Bonds                X            X            X
Municipal Notes                              X            X            X
Variable Rate Demand Instruments   X         X            X            X
Repurchase Agreements              X                                               X            X

   The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds' Statement of Additional Information.

Fixed Income Securities
   Fixed income securities (bonds) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
   A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
   The following describes the principal types of fixed income securities in which a Fund may invest.
TREASURY SECURITIES
   Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.
   Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S.
   Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.
   A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.
   Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
   A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

CORPORATE DEBT SECURITIES
   Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER
   Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

TAX-EXEMPT SECURITIES
   Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.
GENERAL OBLIGATION BONDS
   General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS
   Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

TAX INCREMENT FINANCING BONDS
   Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

MUNICIPAL NOTES
   Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS
   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded.
Special Transactions

REPURCHASE AGREEMENTS
   Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor.
   A Fund's custodian will take possession of the securities subject to repurchase agreements. The Advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
   Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS
   Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Other Investment Strategies

Investment Ratings For Investment Grade Securities
   The Advisor or sub-advisor will determine whether a security meets credit quality requirements for a money market fund based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's or sub-advisor's credit assessment that the security is comparable to the required investment grade for eligible purchase.
Specific Risks Of Investing In The Funds

Interest Rate Risks
   Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
   Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
   Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
   Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.
   Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
   Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks
   Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
Tax Risks
   In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund to their shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.
   Income from Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund may be subject to the federal alternative minimum tax (AMT). However, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund are required to limit to 20% that part of their income that would be subject to AMT.

New York Investment Risks
   New York Tax-Free Money Market Fund emphasizes investments in New York and is subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.
   Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Tax-Free Money Market Fund's portfolio. The ability of this Fund to achieve its investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.
   Additionally, the tragic events of September 11, 2001 may have adverse short-term or long-term economic effects on New York City.
Pennsylvania Investment Risks
   Pennsylvania Tax-Free Money Market Fund emphasizes investments in Pennsylvania and is subject to events that may adversely affect Pennsylvania issuers.
   Pennsylvania's economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania exempt securities in the Pennsylvania Tax-Free Money Market Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.

How Are Shares Priced?
   The Trust offers eight classes of Shares: Class A Shares, Class A2 Shares, Class B Shares, Class C Shares, Class S Shares, Corporate Shares, Institutional I Shares and Institutional II Shares. All Share classes have different sales charges and other expenses, which affect their performance. Each Share class represents interests in a single portfolio of securities. This prospectus relates only to Class A Shares, Class A2 Shares and Class B Shares of the Money Market Funds. The differences between the three classes relate to the timing and amount of asset-based sales charges and other expenses which an investor bears directly or indirectly as a shareholder. Contact your financial intermediary or call the MTB Group of Funds at 800-836-2211 for more information about other shares offered by MTB Funds. This prospectus offers the following shares:

                              CLASS A CLASS A2 CLASS B
 FUND                         SHARES   SHARES  SHARES
 Money Market Fund               X       X        X
 All other money market funds    X

Each Money Market Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. In all cases, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share. As noted below, the Money Market Funds' NAV is calculated twice each day that the New York Stock Exchange (NYSE) and Federal Reserve Board is open for business.
In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of shares on any day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.
The following table shows at what times the Funds calculate their NAV:

 FUND                               NAV CALCULATED (EASTERN TIME)
 Money Market                       3:00 p.m. and
 U.S. Government Money Market       NYSE Close
 U.S. Treasury Money Market
 New York Tax-Free Money Market     11:00 a.m. and
 Pennsylvania Tax-Free Money Market NYSE Close
 Tax-Free Money Market

A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund's Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.
In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE.
There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.
   To the extent any Fund invests in other investment companies, the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Sales Charge When You Redeem Class B Shares
   You are not permitted to make direct purchases of Class B Shares of Money Market Funds; you may only invest by exchanges from Class B Shares of fluctuating funds. Class B Shares are not subject to front-end sales charges. Class B Shares are subject to CDSCs. Your redemption proceeds with respect to Class B Shares may be reduced by a sales charge, commonly referred to as a CDSC if you redeem them within the following times from the purchase date:

 SHARES HELD UP TO: CLASS B SHARES-CDSC
 1 year                    5.00%
 2 years                   4.00%
 3 years                   3.00%
 4 years                   3.00%
 5 years                   2.00%
 6 years                   1.00%
 7 years or more           0.00%

Class B Shares convert to Class A2 Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.
Class B Shares acquired in exchanges from Class B Shares of fluctuating funds will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:
   *   purchased with reinvested dividends or capital gains;
   * if you exchange Class B Shares into the Class B Shares of another MTB Fund where the Shares were held for the applicable CDSC holding period;
   * that were originally purchased as Class B Shares of the applicable fluctuating fund through financial intermediaries who did not receive advanced sales commission payments;
   * if, after you purchase Shares, you become disabled, as defined by the IRS;
   *   if the redemption qualified under the Systematic Withdrawal Program;
   * if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
   *   if your redemption is a required retirement plan distribution;
   * representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 701/2;
   *   upon the death of the last surviving shareholder of the account.
If your redemption qualifies, you or your financial intermediary should notify the Distributor or the Funds at the time of redemption to eliminate the CDSC. If the Distributor or the Funds are not notified, the CDSC will apply.
TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:
   *   Shares that are not subject to a CDSC; and
   * Shares held the longest (to determine the number of years your Class B Shares have been held, include the time you held Class B shares of other MTB Funds that have been exchanged for Shares of this Fund).
   The CDSC is then calculated using the share price at time of purchase or redemption, whichever is lower.
   Keep in mind that financial intermediaries may charge you additional fees for their services in connection with your Share transactions.

How to Purchase, Redeem, and Exchange Shares
   When the NYSE is open for business, you may purchase, redeem, or exchange Shares by phone, mail, or wire through your financial intermediary or MTB Group of Funds, subject to daily cutoff times. Your order will be processed at the next calculated NAV, plus any sales charges or less any CDSC as applicable, after your order request is received by the Fund or its designated agent in proper form. The NYSE is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. In addition to the scheduled NYSE holidays noted above, the Federal Reserve wire system is scheduled to be closed on the following days: Columbus Day and Veterans' Day. The Funds do not issue share certificates and they reserve the right to reject any purchase request for any reason.
   The Funds will only accept purchases from residents of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) with U.S. mailing addresses.
   To help the government fight the funding of terrorism and money laundering activities and to verify your identity. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.
PURCHASING SHARES
   If you would like to purchase Shares of a Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Shareholder Services department at 800-836-2211.

 Minimum Initial Investment Amount:    $ 500
 Minimum Subsequent Investment Amount:  $ 25
 Minimum Balance                       $ 250

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.
Accounts With Low Balances
   Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

Through Your Financial Intermediary
   Shareholders normally purchase Shares through investment professionals and different types of customer accounts at financial intermediaries. You should read this prospectus together with any agreements between you and your financial intermediary to learn about procedures to follow, the services provided, the fees charged for those services, required earlier cutoff times than shown in this prospectus, and any restrictions and limitations imposed.

Directly With MTB Funds
   To purchase Shares directly with the MTB Group of Funds, please call Shareholder Services at 800-236-2211.

Transactions by Telephone
   Once your account is established, you may purchase, redeem or exchange Shares by telephone unless you have declined this privilege on your account application. Please call Shareholder Services at 800-836-2211.
   The Funds reserve the right to modify or terminate the phone redemption and exchange privileges at any time.
   Shareholders will be notified prior to any modification or termination. Your phone instructions may be electronically recorded for your protection. Shareholders who purchase shares by phone or accept the phone redemption or exchange privilege authorize the Trust and its agents to act upon their telephonic instructions for any account for which they have authorized such services. Redeeming or exchanging Shares over the phone is convenient, but not without risk. Although the Funds have created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following phone instructions we reasonably believe to be genuine. If you transact with the Fund over the phone, you will generally bear the risk of any loss.

Payment Methods
   Payment may be made by check, Federal Reserve System wire, or Automated Clearing House (ACH). Please see "Limitations on Redemption Proceeds" below for information on how your form of payment may impact the timing of redemption payments. Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you generally will receive Class A Shares (A2 Shares in the case of the MTB Money Market Fund). Each payment must be accompanied by your name, the Fund's name and Share class, and your account number (if established).

BY CHECK
   Current shareholders can purchase additional Shares by sending a check to the MTB Group of Funds accompanied by purchase instructions. Make your check payable to (Name of the Fund and Class of Shares) and mail it to the MTB Group of Funds along with your application.
     MTB Group of Funds
     P.O. Box 8477
     Boston, MA 02266
   If you are not a current shareholder, please call Shareholder Services at 800-836-2211 for information on how to purchase Shares. Purchase orders by mail for Money Market Funds begin earning dividends on the day after the check is converted into federal funds.
   The Funds do not accept cash, money orders, credit cards, travelers checks, or third party checks (for example, checks that are either not from the investor or made payable to a third party and endorsed over to MTB Funds).

BY FEDERAL RESERVE SYSTEM WIRE
   Once your account is established, ask your bank to wire money to the Fund's custodian bank, accompanied by purchase instructions. For additional purchases, wire your money with instructions. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund purchases and what it means to you. The Funds are not responsible for delays in the receipt of wires.

                YOUR PURCHASE                      YOUR PURCHASE
                  REQUEST IN                        REQUEST IN
                PROPER ORDER/                    PROPER ORDER AND
                FEDERAL FUNDS                      FEDERAL FUNDS
               RECEIVED BEFORE:                   RECEIVED AFTER:
FUND TYPE       (EASTERN TIME)    RESULTS IN:     (EASTERN TIME)      RESULTS IN:
Tax-Free Money 11:00 a.m.       Dividends earned 11:00 a.m., but   Dividends earned
Market Funds                    that day         before NYSE Close beginning next day
Taxable Money  3:00 p.m.        Dividends earned 3:00 p.m., but    Dividends earned
Market Funds                    that day         before NYSE Close beginning next day

Send your wire to:
  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of wire
  ABA Number 011000028
  Account Number 99026593
  Attn: (MTB Fund Name)
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Further Credit To: (MTB account name and number)
BY ACH
   Once your account is established, you may purchase Fund Shares by transferring money via ACH from your checking or savings account to your Fund account. You will not begin earning dividends on Fund Shares until the ACH transaction settles, which could be as soon as the next business day.

SYSTEMATIC INVESTMENT PROGRAM
   Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or savings account. To sign up for this program, please call MTB Funds for an application.

Redeeming Shares
   To redeem shares you must provide us with your name, the Fund's name and Share class, your account number, the number of shares or dollar amount you wish to redeem, and your choice of Payment Option. If you do not specify a Payment Option, a check will be mailed to you at your address of record. Redemption requests for Shares held through an IRA account must be made by mail and not by phone.

BY TELEPHONE
   To redeem Shares by telephone, please call Shareholder Services at 800-836-2211. You are automatically eligible to make phone redemptions unless you decline the privilege at the time you open your account. It is recommended that you provide the necessary information for the phone redemption option on your initial application. If you do not do this and later wish to take advantage of the phone redemption privilege, call the MTB Group of Funds for authorization forms. The MTB Group of Funds limit telephone redemptions to the address of record to $50,000. Telephone redemption requests above $50,000 may be transferred to a linked bank account on record. Otherwise, you must submit a written request with a signature guarantee. Please contact MTB Shareholder Services for further information.

BY MAIL
   Send your written request to the MTB Group of Funds.
   MTB Group of Funds

   P.O. Box 8477

   Boston, MA 02266

Payment Options
   You may receive your redemption proceeds by check, Federal Reserve System wire, or ACH transfer to your designated bank account. See "Limitation on Redemption Proceeds" below for additional information about payment of redemption proceeds.
   The Funds reserve the right to charge a fee for outgoing wires and overnight check requests. The Funds may, in their discretion, waive this fee under special circumstances.

BY CHECK
   Normally, a check for redemption proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days after receipt of a proper redemption request.

BY FEDERAL RESERVE SYSTEM WIRE
   Wire transfers of redemption proceeds can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business. Certain financial institutions may charge a fee for the receipt of wire transfers. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund redemptions by wire and what it means to you.

                   YOUR REDEMPTION                       YOUR REDEMPTION
                      REQUEST IN                           REQUEST IN
                     PROPER ORDER                         PROPER ORDER
                FUND RECEIVED BEFORE:                    RECEIVED AFTER:
               TYPE/NAME (EASTERN TIME)   RESULTS IN:    (EASTERN TIME)     RESULTS IN:
Tax-Free Money 11:00 a.m.               Same day wire   11:00 a.m., but   Next day wire
Market Funds                                            before NYSE Close
                                        No dividends                      Dividends earned
                                        earned that day                   that day
                                                                          No dividends
                                                                          earned next day
Taxable Money  3:00 p.m.                Same day wire   3:00 p.m., but    Next day wire
Market Funds                                            before NYSE Close
                                        No dividends                      Dividends earned
                                        earned that day                   that day
                                                                          No dividends
                                                                          earned next day

BY ACH
   You may have redemption proceeds sent directly to your checking or savings account via ACH transfer from the Fund. If you place your order by 3:00 p.m. (Eastern time), you will receive that day's closing NAV and any dividends earned that day. Since ACH transfers are processed overnight, you will not receive redemption proceeds until at least the second business day.

SYSTEMATIC WITHDRAWAL PROGRAM
   You may automatically redeem Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established (multiple Class B Share accounts cannot be aggregated to meet this minimum balance). This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call the MTB Group of Funds.
   Generally, Class B Shares systematically withdrawn will be subject to CDSC. However, a CDSC will not be charged on systematic redemptions of Class B Shares if:
   * Shares redeemed are 12% or less of the account value in a single year. In measuring the redemption percentage, your account is valued when you establish the systematic redemption program and then annually at calendar year-end; and
   *   the account is at least one year old; and
   *   all dividends and capital gains distributions are reinvested.
CHECKWRITING
   You may request checks to redeem Shares of the Money Market Funds. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. The ability to redeem Shares by check may not be available when establishing an account through a financial intermediary. You should read this prospectus together with any applicable agreement between you and your financial intermediary to learn about the services provided, the fees charged for those services, and any check minimum or maximum amounts, restrictions or other limitations that may be imposed. For more information, contact the MTB Group of Funds. See also "Limitations on Redemption Proceeds" below for additional restrictions.
Additional Conditions

SIGNATURE GUARANTEES
   For your protection, the MTB Group of Funds requires the Medallion Guarantee (STAMP 2000 Medallion Guarantee) on written requests and instructions:
   *   when you are requesting a redemption of $50,000 or more;
   * when you want a redemption to be sent to an address or bank account other than the one you have on record with the Fund;
   * when you want the redemption payable to someone other than the shareholder of record; or
   * when you request a bank account to be linked to your MTB Fund (all bank account owners must sign).
   Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PROCEEDS
   Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
   *   to allow your purchase to clear (as discussed below);
   *   during periods of market volatility;
   * when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
   * during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check) or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.
In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
   * when the NYSE is closed, other than customary weekend and holiday closings;
   *   when trading on the NYSE is restricted, as determined by the SEC; or
   * in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.
You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.
Redemption In Kind
   Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Redemption From Retirement Accounts
   In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchanging Shares
   You may exchange Shares of a Fund for the same Share class of another MTB Fund. In addition, you may exchange Class A2 Shares of the Money Market Fund for Class A Shares of any other MTB Fund. All exchange requests must include your name and account number, the Fund's name and Share class, the number of shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.
   In order to exchange Shares you must submit your request in proper form and:
   * meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);
   * establish an account in the Fund you want to acquire if you do not have an account in that Fund;
   *   ensure that the account registrations are identical;
   *   receive a prospectus for the Fund into which you wish to exchange; and
   * only exchange into a Fund that may be legally sold in your state of residence.
   An exchange is treated as a redemption and subsequent purchase and is a taxable transaction. The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.

Class A Share and Class A2 Shares Exchanges

EXCHANGES AT NAV
   If you exchange between Funds with different sales charges, the exchange will be made at NAV. However, you would pay applicable sales charges when exchanging Shares from one of the Money Market Funds into one of the Bond, Balanced, Managed Allocation, or Stock Funds.
   If you paid a sales charge once (including Shares acquired through reinvestment of dividends and capital gains), you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.
EXCHANGES SUBJECT TO A SALES CHARGE
   If you purchased into a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains. Dividends of the Class A Shares and Class A2 Shares of the Money Market Funds can be reinvested into Class A Shares of any other MTB Fund at NAV at time of payment.

Class B Share Exchanges
   You may exchange Class B Shares from one Fund to Class B Shares of another at NAV without any sales charge. The time you held the original Class B Shares will be added to the time you held the exchanged-for Class B Shares for purposes of calculating any applicable CDSC when you ultimately redeem those Shares.

BY TELEPHONE
   To request an exchange, and for additional information about the exchange privilege, call MTB Group of Funds. Below is a chart that shows the cutoff time for processing Fund exchanges and what it means to you.

            YOUR EXCHANGE                 YOUR EXCHANGE
            REQUEST IN                    REQUEST IN
            PROPER ORDER                  PROPER ORDER
            RECEIVED BEFORE:              RECEIVED AFTER:
 FUND TYPE  (EASTERN TIME)    RESULTS IN: (EASTERN TIME)  RESULTS IN:
 Money Market Funds 3:00 p.m. Same day    3:00 p.m.       Next day exchange
                              exchange

   You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.
   You will automatically be eligible for phone exchanges, unless you decline this privilege at the time you open your account. It is recommended that you provide the necessary information for the phone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, call the MTB Group of Funds for authorization forms.

BY MAIL
   Send your written request to the MTB Group of Funds.

SYSTEMATIC EXCHANGE PROGRAM
   You may exchange Shares from one Fund into the same share class of another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations as described above. For more information and an application form for this Program, call the MTB Group of Funds.
Frequent Trading Policies
   Given the short-term nature of the Money Market Funds' investments and their use of the amortized cost method for calculating the NAV of Money Market Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Money Market Funds will have significant adverse consequences for the Money Market Funds and their shareholders. For this reason and because the Money Market Funds are intended to be used as liquid short-term investments, the Funds' policies or procedures to discourage frequent or short-term trading do not apply to the Money Market Funds' Shares. However, the Money Market Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging shares of the Money Market Funds and other non-Money Market Funds if the Funds' management or Adviser determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the non-Money Market Funds and their shareholders.

Account And Share Information

Corporate Resolutions
   Corporations and certain other organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

Confirmations And Account Statements
   Money Market Funds send monthly statements in lieu of share activity confirmations.

Retirement Investments
   Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. Each Tax-Free Money Market Fund is generally not appropriate for retirement plans or IRA accounts. For further details, contact MTB Funds and consult a tax advisor.

Online Access
   Shareholders of the Money Market Funds can view statements and performance information on line by signing up on the MTB website at www.mtbfunds.com. For more information, contact the MTB Group of Funds.
Distribution of Fund Shares
   Edgewood Services, Inc. (Distributor), whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus. The Distributor is a subsidiary of Federated Investors, Inc.
   The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through a financial intermediary that has an agreement with the Distributor. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to financial intermediaries. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing Shares. Financial intermediaries include the Advisor and its affiliates. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). You should consult your financial intermediary to determine what types of compensation it may receive for selling Fund shares.
   The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other sources available to it, including amounts made available by the Distributor's affiliate (Federated Services Company), and the Advisor and its affiliates out of their reasonable profits and other resources. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Rule 12b-1 Plans
   Certain of the Funds have adopted a Rule 12b-1 Plan on behalf of Class A Shares (except Class A Shares of Money Market Fund, Treasury Money Market Fund and New York Tax-Free Money Market Fund), Class A2 Shares and Class B Shares, which allows them to pay distribution fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily net assets of the Funds for Class A Shares and Class A2 Shares and up to 0.75% of the average daily net assets of the Funds for Class B Shares, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. There is no Rule 12b-1 Plan for Class A Shares of Money Market Fund, New York Tax-Free Money Market Fund and U.S. Treasury Money Market Fund. These fees may be paid to the Distributor, the Advisor and their affiliates. In the case of Class B Shares, the Plan may also be used to compensate the Distributor, the Advisor, a sub-advisor, their affiliates or financial intermediaries for commissions advanced on the sale of those Shares. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees they pay from time to time in their sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.
Shareholder Services Plans
   The Funds have adopted a Shareholder Services Plan on behalf of Class A Shares, Class A2 Shares and Class B Shares, which is administered by Federated Services Company to pay service fees to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing services to the Funds and their shareholders and maintaining shareholders accounts. M&T Securities, Inc. (M&T Securities) has entered into a shareholder services agreement with Federated Services Company under which it is entitled to receive a shareholder services fee for acting as shareholder servicing agent for the Funds, including providing shareholder assistance, and communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

Additional Payments to Financial Intermediaries
   The Distributor and its affiliates (including Federated Services Company) may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (which may include the Advisor and its affiliates) to support the sale of Shares or provide services to Fund shareholders. The Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (including the Distributor and Federated Services Company) to support the sale of Shares or provide services to the Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus because they are not paid by the Fund.
   These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fee arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.
Dividends and Capital Gains
   The Money Market Funds declare dividends daily and pay them monthly. Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains.
   The Money Market Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. Any capital gains would be paid no less often than annually.
   Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

Tax Information
   The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.
   The Funds' distributions are expected to be primarily dividends.
   It is anticipated that distributions for New York Tax-Free Money Market Fund, Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although each of these Funds' dividends will be exempt from New York or Pennsylvania state personal income tax to the extent that they are derived from interest on obligations exempt from New York or Pennsylvania personal income taxes, respectively.
   Redemptions and exchanges are taxable sales. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Please consult your tax advisor regarding your federal, state, and local tax liability.
Portfolio Holdings Information
   Information concerning each Fund's portfolio holdings is available in the "Funds & Performance" section of the MTB Group of Funds website at www.mtbfunds.com. A complete listing of each Fund's portfolio holdings as of the end of each month is posted on the website approximately 60 days after the end of the month and remains there until it is replaced with information for the next month. You may access this from the "Funds & Performance" page: click on "Fund Holdings," choose from the menu of "Equity Fund Holdings," "Fixed Income Holdings," or "Money Market Fund Holdings," and select the name of the Fund from the appropriate menu.
   Summary portfolio composition information as of the close of each quarter is posted on the website approximately 30 days after the end of the quarter and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change:
   * For Stock Funds, Bond Funds and Balanced Fund, identification of the Fund's top ten holdings;
   * For Stock Funds, Bond Funds, Balanced Fund, and Money Market Funds, percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable:
   * For each Managed Allocation Fund, percentage breakdowns of the portfolio by underlying MTB Fund investment.
You may access this from the "Funds & Performance" page: click on "Class A, A2, B and C Funds Quarterly Fact Sheets" or "Institutional Funds Quarterly Fact Sheets," and select the appropriate link opposite the name of the Fund. You may also access a complete set of these monthly/ quarterly fact sheets by clicking on "Prospectus and Fund Guide" and selecting "Retail Fund Guide."
In addition, each Fund's annual and semiannual reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. You may access this from the "Funds & Performance" page: click on "Prospectus & Fund Guide" and select the desired report from the following options: "Semi-Annual Report Money Market Funds," "Semi-Annual Report Fluctuating Funds" or "Annual Report." Each Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. Each of these fiscal quarter reports containing complete listings of the Fund's portfolio holdings is filed with the SEC within 60 days of the end of the reporting period at the SEC's website at www.sec.gov and is posted on the Fund's website www.mtbfunds.com.
Who Manages The Funds?
   The Board of Trustees (the Board) governs the Funds. The Board selects and oversees the Advisor, MTB Investment Advisors, Inc. ("MTBIA"), a subsidiary of M&T Bank. The Advisor manages each Fund's assets, including buying and selling portfolio securities. The Advisor's address is 100 E. Pratt Street, 17th Floor, Baltimore, MD 21202.

   M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of June 30, 2007, M&T Bank Corporation had over $__ billion in assets under management. MTBIA and entities affiliated with MTBIA or its predecessors have served as investment advisor to MTB Funds since 1988 and, as of June 30, 2007, it managed approximately $__ billion in assets. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.
   For its services under an Advisory Contract, the Advisor receives an annual Advisory Fee from each Fund of 0.40% of each Fund's average daily net assets. The Advisor may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.
   In addition to the investment management services provided by MTBIA, MTBIA's affiliate M&T Securities, Inc. provides administrative services to the Funds and is entitled to receive a maximum fee of 0.04% of the Funds' average daily net assets for such administrative services. M&T Securities, Inc. and its affiliates also may receive up to 0.25% of the Funds' average daily net assets for shareholder services under the Shareholder Services Plan described in "Shareholder Services Plans" and up to 0.25% of average daily net assets of the Funds' Class A Shares and Class A2 Shares or 0.75% of average daily net assets of the Funds' Class B Shares for distribution services provided to the Funds under the Rule 12b-1 Plan described in "Rule 12b-1 Plans," unless the Class A Shares does not have a Rule 12b-1 Plan.
   A discussion of the Board's review of the Funds' investment advisory contracts is available in the Funds' Semi-Annual Shareholder report dated October 31, 2006.

Sub-Advisors
   Pursuant to an exemptive order from the Securities and Exchange Commission, the Advisor (subject to the approval of the Board) may select and replace sub-advisors and amend Sub-Advisory agreements between the Advisor and the sub-advisors without obtaining shareholder approval.
Financial Highlights
   The following financial highlights are intended to help you understand the financial performance of each MTB Fund's Class A Shares, Class A2 Shares and Class B Shares for the past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.
   MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund and MTB Pennsylvania Tax-Free Money Market Fund (the "ARK Survivors") acquired the assets and liabilities of one or more corresponding portfolios of the ARK Funds in a tax-free reorganization on August 15, 2003 or August 22, 2003. One designated ARK Fund was deemed the "accounting survivor." The following financial information incorporates the operations of these funds as portfolios of the ARK Funds prior to August 15, 2003 or August 22, 2003. The financial information for the ARK Survivors for the periods prior to August 15, 2003 or August 22, 2003 has been audited by KPMG LLP.
   Prior to August 15, 2003, MTB Group of Funds was known as Vision Group of Funds. Prior to August 11, 2000, Vision Group of Funds was known as Vision Group of Funds, Inc.

   The information for the MTB Funds has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds' audited financial statements, is included in the April 30, 2007 Annual Report of the Trust.



   MTB Group of Funds
   Financial Highlights
   (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


   [TO BE FILED BY AMENDMENT]



HOW TO OBTAIN MORE INFORMATION ABOUT MTB GROUP OF FUNDS
HOW TO OBTAIN MORE INFORMATION ABOUT MTB GROUP OF FUNDS

   A Statement of Additional Information (SAI) dated August 31, 2007, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the SAIs and in the Annual and Semi-Annual Reports to shareholders of the MTB Group of Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call
   (800) 836-2211.
   These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions) are available on MTB's website at www.mtbfunds.com.

To Obtain More Information:

PHONE: Call 1-800-836-2211

WEB: www.mtbfunds.com
AUTOMATED PRICE, YIELD, AND PERFORMANCE INFORMATION-24 HOURS A DAY, 7 DAYS A
WEEK:
Call 1-800-836-2211
SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about MTB Group of Funds, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov.
Cusip 55376V861
Cusip 55376V804
Cusip 55376V200
Cusip 55376T460
Cusip 55376T437
Cusip 55376T452
Cusip 55376T338
Cusip 55376T270
HOW TO OBTAIN MORE INFORMATION ABOUT MTB GROUP OF FUNDS
Investment Advisor
       MTB Investment Advisors, Inc.

       100 E. Pratt Street

       17th Floor

       Baltimore, MD 21202

       www.mtbia.com

Distributor
       Edgewood Services, Inc.

       5800 Corporate Drive

       Pittsburgh, PA 15237-5829

Co-Administrator
       M&T Securities, Inc.

       One M&T Plaza

       Buffalo, NY 14203

Co-Administrator
       Federated Services Company
       Federated Investors Tower
       1001 Liberty Avenue
       Pittsburgh, PA 15222-3779
Transfer Agent and Dividend Disbursing Agent
       Boston Financial Data Services, Inc.

       2 Heritage Drive

       North Quincy, MA 02171

Custodian and Fund Accountant
       State Street Corporation

       P.O. Box 8609

       Boston, MA 02266-8609

Independent Registered Public Accounting Firm
       Ernst & Young LLP
       200 Clarendon Street
       Boston, MA 02116-5072
SEC File No. 811-5514 33269 (8/06)
We are pleased to send you this Prospectus for Class A, A2 and B Shares of MTB Group of Funds. The prospectus contains important information about your investments in MTB Group of Funds.
           Since we are required by law to send a prospectus to each person listed as a shareholder, you (or your household) may receive more than one prospectus.
1-800-836-2211 / mtbfunds.com
MTB FUNDS
100 E. PRATT ST. (15th FLOOR) BALTIMORE, MD 21202 www.mtbia.com
MTB-PRO-002-0807





www.mtbfunds.com
Managed by MTB Investment Advisors, Inc. - www.mtbia.com
INSTITUTIONAL CLASS PROSPECTUS:

August 31, 2007
INSTITUTIONAL I SHARES, INSTITUTIONAL II SHARES AND CLASS S SHARES MTB U.S. Treasury Money Market Fund
MTB Money Market Fund
INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES
MTB Pennsylvania Tax-Free Money Market Fund
MTB Tax-Free Money Market Fund
MTB U.S. Government Money Market Fund
CORPORATE SHARES
MTB Prime Money Market Fund
INSTITUTIONAL I SHARES
MTB New York Tax-Free Money Market Fund
MTB Income Fund MTB Intermediate-Term Bond Fund
MTB Maryland Municipal Bond Fund
MTB New York Municipal Bond Fund
MTB Pennsylvania Municipal Bond Fund
MTB Short Duration Government Bond Fund
MTB Short-Term Corporate Bond Fund
MTB U.S. Government Bond Fund
MTB Balanced Fund
MTB Equity Income Fund
MTB Equity Index Fund
MTB International Equity Fund
MTB Large Cap Growth Fund
MTB Large Cap Stock Fund
MTB Large Cap Value Fund
MTB Mid Cap Growth Fund
MTB Mid Cap Stock Fund
MTB Multi Cap Growth Fund
MTB Small Cap Growth Fund
MTB Small Cap Stock Fund
August 31, 2007: INSTITUTIONAL CLASS PROSPECTUS

Introduction - Information Common to All Funds
Each portfolio (each, a Fund) of MTB Group of Funds (Trust) is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.
Each Fund has its own investment goal and strategies for reaching that goal. The investment advisor (or sub-advisor) invests each Fund's assets in a way that the advisor believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.
The MTB U.S. Treasury Money Market Fund, MTB U.S. Government Money Market Fund, MTB Money Market Fund, MTB Tax-Free Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB Prime Money Market Fund and MTB New York Tax-Free Money Market Fund try to maintain a constant price per share of $1.00, but there is no guarantee that these Funds will achieve this goal. Please call 1-800-836-2211 to obtain current 7-day yield information for these Funds.
How to Read this Prospectus
MTB Group of Funds is a mutual fund family that offers different classes of shares in separate Funds. The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional I Shares, Institutional II Shares, Corporate Shares and Class S Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.
Institutional I Shares, Institutional II Shares, Corporate Shares and Class S Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.
MTB Funds * Are NOT FDIC Insured * Have No Bank Guarantee * May Lose Value Managed by MTB Investment Advisors, Inc. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. PROSPECTUS / August 31, 2006
This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:
Contents

FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE                                                        1
MONEY MARKET FUNDS                                                                                   3
MONEY MARKET FUND                        CUSIP: 55376T445, Symbol: VNSXX (Class S Shares);
                                         CUSIP: 55376T429, Symbol: AKMXX (Institutional I Shares);
                                         CUSIP: 55376T411, Symbol: AKIXX (Institutional II Shares)   3
NEW YORK TAX-FREE
MONEY MARKET FUND                        CUSIP: 55376T320, Symbol: VNIXX (Institutional I Shares     5
PENNSYLVANIA TAX-FREE
MONEY MARKET FUND                        CUSIP: 55376T262, Symbol: ARPXX (Institutional I Shares);
                                         CUSIP: 55376T254, Symbol: ARAXX (Institutional II Shares)   7
PRIME MONEY MARKET FUND                  CUSIP: 55376T841, Symbol: GVPXX
                                         (Corporate Shares, formerly Institutional Shares)          10
TAX-FREE MONEY MARKET FUND               CUSIP: 55376V309, Symbol: AKXXX (Institutional I Shares);
                                         CUSIP: 55376V408, Symbol: AFIXX (Institutional II Shares)  13
U.S. GOVERNMENT MONEY MARKET FUND        CUSIP: 55376V887, Symbol: AKGXX (Institutional I Shares);
                                         CUSIP: 55376V879, Symbol: AIIXX (Institutional II Shares)  16
U.S. TREASURY MONEY MARKET FUND          CUSIP: 55376V853, Symbol: VTSXX (Class S Shares);
                                         CUSIP: 55376V846, Symbol: AKTXX (Institutional I Shares);
                                         CUSIP: 55376V838, Symbol: ARMXX (Institutional II Shares)  18
BOND FUNDS                                                                                          21
INCOME FUND                              CUSIP: 55376T858, Symbol: ARKIX (Institutional I Shares)   21
INTERMEDIATE-TERM BOND FUND              CUSIP: 55376T817, Symbol: ARIFX (Institutional I Shares)   23
MARYLAND MUNICIPAL BOND FUND             CUSIP: 55376T544, Symbol: ARMTX (Institutional I Shares)   26
NEW YORK MUNICIPAL BOND FUND             CUSIP: 55376T346, Symbol: VNYIX (Institutional I Shares)   29
PENNSYLVANIA MUNICIPAL BOND FUND         CUSIP: 55376T288, Symbol: MVPMX (Institutional I Shares)   32
SHORT DURATION GOVERNMENT BOND FUND      CUSIP: 55376T221, Symbol: GVLDX (Institutional I Shares)   35
SHORT-TERM CORPORATE BOND FUND           CUSIP: 55376T189, Symbol: MVSTX (Institutional I Shares)   38
U.S. GOVERNMENT BOND FUND                CUSIP: 55376V705, Symbol: MVIGX (Institutional I Shares)   41
BALANCED FUND                                                                                       44
BALANCED FUND                            CUSIP: 55376T304, Symbol: ARGIX (Institutional I Shares)   44
STOCK FUNDS                                                                                         47
EQUITY INCOME FUND                       CUSIP: 55376T601, Symbol: AREIX (Institutional I Shares)   47
EQUITY INDEX FUND                        CUSIP: 55376T882, Symbol: ARKEX (Institutional I Shares)   49
INTERNATIONAL EQUITY FUND                CUSIP: 55376T775, Symbol: MVIEX (Institutional I Shares)   51
LARGE CAP GROWTH FUND                    CUSIP: 55376T742, Symbol: MLGIX (Institutional I Shares)   53
LARGE CAP STOCK FUND                     CUSIP: 55376T692, Symbol: MVEFX (Institutional I Shares)   55
LARGE CAP VALUE FUND                     CUSIP: 55376T668, Symbol: MLCVX (Institutional I Shares)   58
MID CAP GROWTH FUND                      CUSIP: 55376T510, Symbol: ARMEX (Institutional I Shares)   60
MID CAP STOCK FUND                       CUSIP: 55376T478, Symbol: MMCIX (Institutional I Shares)   63
MULTI CAP GROWTH FUND                    CUSIP: 55376T379, Symbol: ARCGX (Institutional I Shares)   66
SMALL CAP GROWTH FUND                    CUSIP: 55376T148, Symbol: ARPEX (Institutional I Shares)   69
SMALL CAP STOCK FUND                     CUSIP: 55376T114, Symbol: MSCIX (Institutional I Shares)   72
PRINCIPAL SECURITIES OF THE FUNDS                                                                   75
OTHER INVESTMENT STRATEGIES                                                                         81
SPECIFIC RISKS OF INVESTING IN THE FUNDS                                                            82
HOW ARE SHARES PRICED?                                                                              85
HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES                                                         87
ACCOUNT AND SHARE INFORMATION                                                                       92
WHO MANAGES THE FUNDS?                                                                              95
SUB-ADVISORS                                                                                        96
PORTFOLIO MANAGERS                                                                                 108
FINANCIAL HIGHLIGHTS                                                                               114
HOW TO OBTAIN MORE INFORMATION ABOUT MTB GROUP OF FUNDS                                            127

MTB INSTITUTIONAL CLASS OF FUNDS
Fund Goals, Strategies, Risks and Performance
This prospectus of the Trust offers Institutional I Shares of 21 Funds, including 11 Stock Funds, one Balanced Fund, eight Bond Funds and one Money Market Fund; Institutional I Shares and Institutional II Shares of three Money Market Funds; Corporate Shares of one Money Market Fund; and Institutional I Shares, Institutional II Shares and Class S Shares of two Money Market Funds. Under separate prospectuses, the Trust offers one or more additional classes of shares (Class A Shares, Class A2 Shares, Class B Shares, or Class C Shares) for these and other Funds.
The following pages describe the investment goals (objectives), strategies and principal risks of each Fund whose Institutional I Shares, Institutional II Shares, Corporate Shares or Class S Shares are offered by this prospectus. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.
The investment goal of each Fund may only be changed upon the approval of a majority of the outstanding Shares of the Fund which may be affected by the changes. Certain investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

PERFORMANCE AND FINANCIAL HISTORY OF MTB FUNDS WHICH SUCCEEDED THE ARK FUNDS Each of the following Funds (a Successor MTB Fund) is the successor to a corresponding portfolio of the ARK Funds pursuant to a reorganization (ARK Reorganization) which took place on August 15, 2003 or August 22, 2003 (together, the Closing Date).

SUCCESSOR MTB FUND                          FORMER ARK PORTFOLIO (SOMETIMES REFERRED TO AS "ACCOUNTING SURVIVOR")

MTB Pennsylvania Tax-Free Money Market Fund ARK Pennsylvania Tax-Free Money Market Portfolio

MTB Tax-Free Money Market Fund              ARK Tax-Free Money Market Portfolio

MTB U.S. Government Money Market Fund       ARK U.S. Government Money Market Portfolio

MTB Income Fund                             ARK Income Portfolio

MTB Intermediate-Term Bond Fund             ARK Intermediate Fixed Income Portfolio

MTB Maryland Municipal Bond Fund            ARK Pennsylvania Tax-Free Portfolio

MTB Pennsylvania Municipal Bond Fund        ARK Pennsylvania Tax-Free Portfolio

MTB Short-Term Corporate Bond Fund          ARK Short-Term Bond Portfolio

MTB Balanced Fund                           ARK Balanced Portfolio

MTB Equity Income Fund                      ARK Equity Income Portfolio

MTB Equity Index Fund                       ARK Equity Index Portfolio

MTB Large Cap Stock Fund                    ARK Value Equity Portfolio

MTB Mid Cap Growth Fund                     ARK Mid Cap Equity Portfolio

MTB Multi Cap Growth Fund                   ARK Capital Growth Portfolio

MTB Small Cap Growth Fund                   ARK Small Cap Equity Portfolio

Prior to the Closing Date, each Successor MTB Fund had no investment operations. Accordingly, the performance information provided in the prospectus for periods prior to the Closing Date is historical information for the corresponding ARK Fund (and also reflects that Institutional Shares of each Accounting Survivor have been redesignated as Institutional I Shares of the corresponding MTB Fund). Each of the corresponding ARK Funds was managed by Allied Investment Advisors, Inc. (AIA), which became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank) on April 1, 2003, when M&T Bank Corporation acquired AllFirst Financial, Inc., AllFirst Bank (AllFirst) and their affiliates. On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, which was the pre-Reorganization advisor to the Trust, were transferred to AIA (which was renamed MTB Investment Advisors, Inc.). Effective on that date, MTB Investment Advisors, Inc. (MTBIA) became the investment advisor to the Trust. Each Successor MTB Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding ARK Fund, although each Successor MTB Fund has different fee and expense arrangements than the corresponding ARK Fund.

PERFORMANCE AND FINANCIAL HISTORY OF MTB FUNDS WHICH SUCCEEDED THE GOVERNOR
FUNDS
Each of the following Funds (Successor MTB Fund) is a successor to a corresponding portfolio of the Governor Funds (Corresponding Governor Fund) pursuant to a reorganization that took place on January 8, 2001.
 SUCCESSOR MTB FUND             CORRESPONDING GOVERNOR FUND

 MTB Prime Money Market Fund    Prime Money Market Fund
 (formerly VISION Institutional
 Prime Money Market Fund)

 MTB Short Duration Government  Limited Duration Government
 Bond Fund                      Securities Fund
 (formerly VISION Institutional
 Limited Duration U.S. Government Fund)

 MTB International Equity Fund  International Equity Fund

 MTB Small Cap Stock Fund       Aggressive Growth Fund
Prior to that date, each Successor MTB Fund had no investment operations. Accordingly, the performance information and financial information provided in the prospectus for periods prior to January 8, 2001, is historical information for the Corresponding Governor Fund. Each of the Corresponding Governor Funds was managed through January 8, 2001 by Martindale Andres & Company LLC, which became a subsidiary of M&T Bank on October 6, 2000. On January 8, 2001, M&T Asset Management, a department of M&T Bank, assumed all advisory responsibilities. Each Corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to that of the Successor MTB Fund, although the Corresponding Governor Funds had different fee and expense arrangements.
Prior to August 15, 2003, MTB Group of Funds was known as Vision Group of Funds. Prior to August 11, 2000, Vision Group of Funds was known as Vision Group of Funds, Inc.
Performance
On the following pages is performance information for each Fund. This information gives you some indication of the risks of an investment in a Fund by comparing each Fund's performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund's investment risks may be balanced by their potential rewards. For more current performance information, including the current 7-Day Net Yields of the Money Market Funds, call (800) 836-2211.
Bar Charts
The bar chart represents the (historical) calendar year performance of each Fund. Following the bar chart is the year-to-date performance of Shares through the most recent calendar quarter. Also provided is the best and worst calendar quarter performance for Shares through the most recent calendar year. For Funds which have more than one class of shares offered by this prospectus with an operating history, the bar chart shows the performance of the class which has the longest operating history.

Average Annual Total Return Tables


Following the bar chart is a performance table showing the Average Annual Total Return of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 2006. The market indices are unmanaged and are not adjusted for any sales charges, expenses or other fees the SEC requires to be reflected in a Fund's performance. You cannot invest directly in an index.



Risks Common to the Funds
The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
MTB MONEY MARKET FUND
Cusip: 55376T445 Symbol: VNSXX (Class S Shares)
Cusip: 55376T429 Symbol: AKMXX (Institutional I Shares)
Cusip: 55376T411 Symbol: AKIXX (Institutional II Shares)
Goal
To seek current income with liquidity and stability of principal.

Strategy
The Fund invests at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government, banks and corporations.
In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.
* INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
Performance Information
Risk/Return Bar Chart

Performance Over 8 Years
 Best Quarter



 Worst Quarter


Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class S Shares total returns on a calendar year-end basis.
The Fund's Class S shares are sold without a sales charge (load). The total returns above are based upon net asset value.
The Fund's Class S Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Class S Shares, Institutional I Shares and Institutional II Shares Average Annual Total Returns for the calendar periods ending December 31, 2006. The table also shows returns for iMoneyNet, Inc. First Tier Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an average.
(For the calendar periods ended December 31, 2006)
                                              START OF
                            1 YEAR 5 YEARS PERFORMANCE(1)

 Class S Shares

 Institutional I Shares

 Institutional II Shares

 iMoneyNet, Inc. First Tier
 Institutional Average
 (1) The Fund's Class S Shares start of performance date was June 8, 1998, the Fund's Institutional I Shares start of performance date was August 18, 2003 and the Fund's Institutional II Shares start of performance date was August 18, 2003.
The Fund's Class S Shares, Institutional I Shares and Institutional II Shares 7-Day Net Yield as of December 31, 2006 were respectively __%, __% and __%, respectively. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class S Shares, Institutional I Shares and Institutional II Shares.

Shareholder Fees
                      CLASS S INSTITUTIONAL I INSTITUTIONAL II

 Fees Paid Directly
 From Your Investment None    None            None
Annual Fund Operating Expenses
(Before Waivers)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
                          CLASS S INSTITUTIONAL I INSTITUTIONAL II

 Management Fee(2)         0.40%       0.40%           0.40%

 Distribution (12b-1) Fee  0.25%       None           0.25%(3)

 Other Expenses             __%       __%(4)            __%

 TOTAL ANNUAL FUND
 OPERATING EXPENSES(5)      __%         __%             __%
  (1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) A portion of the distribution (12b-1) fee for the Fund's Institutional II Shares was voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional II Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(4) The shareholder services provider voluntarily waived its fee for the Fund's Institutional I
Shares. The shareholder services provider can terminate this voluntary waiver at any time. Total Other expenses paid by the Fund's Institutional I Shares (after the voluntary waiver) were __% for the fiscal year ended April 30, 2007.
(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.
 Total Waivers of Fund Expenses __% __% __%
 TOTAL ACTUAL ANNUAL FUND
 OPERATING EXPENSES
 (AFTER ANTICIPATED WAIVERS)    __% __% __%
Example
The following example is intended to help you compare the cost of investing in the Fund's Class S Shares, Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Class S Shares, Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's Class S Shares, Institutional I Shares and Institutional II Shares operating expenses are before the waivers as shown in the table and remain the same.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
                  1 Year 3 Years 5 Years 10 Years
 Class S
 Institutional I
 Institutional II

MTB NEW YORK TAX-FREE MONEY MARKET FUND
Cusip: 55376T320 Symbol: VNIXX (Institutional I Shares)
Goal
To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

Strategy
The Fund invests at least 80% of its net assets in a diversified portfolio of tax-exempt money market obligations. The Fund maintains a fundamental investment policy that, under normal market conditions, at least 80% of its income will be exempt from federal regular income tax, federal alternative minimum tax and New York State income tax. Such income should also be exempt from New York City income taxes.
In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.
* INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
* TAX RISKS. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
* NEW YORK INVESTMENT RISKS. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing, and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to the financial conditions of New York City, however, would ultimately have an effect on the state.
Performance Information
Risk/Return Bar Chart

Performance Over 3 Years

 Best Quarter



 Worst Quarter



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ending December 31, 2006. The table also shows returns for iMoneyNet, Inc. Tax-Free State Specific Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an average.
(For the calendar periods ended December 31, 2006)

                                          START OF
                                1 YEAR PERFORMANCE(1)

 Institutional I Shares

 iMoneyNet, Inc. Tax-Free State
 Specific Institutional Average

(1) The Fund's Institutional I Shares start of performance date was August 18, 2003.
The Fund's Institutional I Shares 7-Day Net Yield as of December 31, 2006 was __%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

Shareholder Fees

                         INSTITUTIONAL I

 Fees Paid Directly From
 Your Investment              None

Annual Fund Operating Expenses
(Before Waivers)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                                         INSTITUTIONAL I

 Management Fee(2)                            0.40%

 Distribution (12b-1) Fee                     None

 Other Expenses(3)                             __%

 TOTAL ANNUAL FUND OPERATING EXPENSES(4)       __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) The shareholder services provider and administrator voluntarily waived a portion of their fees. The shareholders services provider and administrator can terminate these voluntary waivers at any time. Total Other expenses paid by the Fund's Institutional I Shares (after the voluntary waivers) were __% for the fiscal year ended April 30, 2007.
(4) Although not contractually obligated to do so, the Advisor, shareholder services provider and administrator waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.
 Total Waivers of Fund Expenses     __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __%
Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                 1 Year 3 Years 5 Years 10 Years
 Institutional I

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Cusip: 55376T262 Symbol: ARPXX (Institutional I Shares)
Cusip: 55376T254 Symbol: ARAXX (Institutional II Shares)
Goal
Maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

Strategy
The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal and Pennsylvania personal income taxes. The Fund has a fundamental policy that, under normal market conditions, at least 80% of its income will be exempt from
federal  income  tax,  including  the  federal   alternative  minimum  tax,  and
Pennsylvania personal income tax.
In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.
* INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
* TAX RISKS. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
* PENNSYLVANIA INVESTMENT RISKS. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania's economy has historically been dependent on heavy industry and agriculture but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.
Performance Information
Risk/Return Bar Chart

Performance Over 5 Years

 Best Quarter



 Worst Quarter



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.
The Fund's Institutional I Shares total return for the six month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares and Institutional II Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. The table also shows returns for iMoneyNet, Inc. Tax-Free State Specific Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an average.
(For the calendar periods ended December 31, 2006)

                                                   START OF
                                         1 YEAR PERFORMANCE(1)

 Institutional I Shares

 Institutional II Shares

 iMoneyNet, Inc. Tax-Free State Specific
 Institutional Average

(1) The Fund's Institutional I Shares and Institutional II Shares start of performance dates were May 1, 2001 and May 11, 2001, respectively.
The Fund's Institutional I Shares and Institutional II Shares 7-Day Net Yields as of December 31, 2006 were __% and __%, respectively. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares and Institutional II Shares.

Shareholder Fees

                                          INSTITUTIONAL I INSTITUTIONAL II

 Fees Paid Directly From Your Investment       None             None

Annual Fund Operating Expenses
(Before Waivers)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                                         INSTITUTIONAL I INSTITUTIONAL II

 Management Fee(2)                            0.40%           0.40%

 Distribution (12b-1) Fee                     None           0.25%(3)

 Other Expenses                              __%(4)            __%

 TOTAL ANNUAL FUND OPERATING EXPENSES(5)       __%             __%

(1) The percentages shown are based on anticipated expenses for the entire fiscal year ending April 30, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor expects to voluntarily waive a portion of the management fee. The Advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be __% for the fiscal year ending April 30, 2008.
(3) A portion of the distribution (12b-1) fee for the Fund's Institutional II Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional II Shares (after the anticipated voluntary waiver) is expected to be __% for the fiscal year ending April 30, 2008.
(4) The shareholder services provider expects to voluntarily waive its fee for the Fund's Institutional I Shares. The shareholder services provider can terminate this anticipated voluntary waiver at any time. Total Other operating expenses paid by the Fund's Institutional I Shares (after the anticipated voluntary waiver) is expected to be __% for the fiscal year ending April 30, 2008.
(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2008.

 Total Waivers of Fund Expenses          __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER ANTICIPATED WAIVERS)(6) __% __%

(6) The Total Actual Operating Expenses (after waivers) paid by the Fund's Institutional I
Shares and Institutional II Shares were __% and __%, respectively, for the fiscal year ended April 30, 2007.
Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares and Institutional II Shares operating expenses are before anticipated waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                  1 Year 3 Years 5 Years 10 Years
 Institutional I
 Institutional II

MTB PRIME MONEY MARKET FUND
Cusip: 55376T841 Symbol: GVPXX (Corporate Shares)
Goal
To seek current income with liquidity and stability of principal.

Strategy
The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund invests at least 80% of the value of its assets plus the amount of borrowings for investment purposes in money market instruments, consisting primarily of bank certificates of deposit, bankers' acceptances, prime commercial paper, corporate obligations, municipal obligations, asset-backed securities, securities issued or guaranteed by the U.S. government or its agencies and repurchase agreements backed by such obligations. The Fund may also invest in certain U.S. dollar denominated foreign securities.

Risks
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.
* INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
* CALL RISKS. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
* PREPAYMENT RISKS. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
* RISKS OF FOREIGN INVESTING. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.
Performance Information
Risk/Return Bar Chart

Performance Over 10 Years

 Best Quarter



 Worst Quarter



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Corporate Shares total returns on a calendar year-end basis.
The Fund's Corporate Shares are sold without a sales charge (load). The total returns above are based upon net asset value.
The Fund's Corporate Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Corporate Shares Average Annual Total Returns for the calendar periods ending December 31, 2006. The table also shows returns for the iMoneyNet Inc. First Tier Institutional Average, which is a composite of money market funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an average.
(For the calendar periods ended December 31, 2006)

                                              START OF
                            1 YEAR 5 YEARS PERFORMANCE(1)

 Corporate Shares

 iMoneyNet, Inc. First Tier
 Institutional Average

(1) The Fund's Corporate Shares start of performance date was October 7, 1996. The Fund's 7-Day Net Yield as of December 31, 2006 was __%. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Corporate Shares.

Shareholder Fees

                                         CORPORATE

 Fees Paid Directly From Your Investment None

Annual Fund Operating Expenses
(Before Waivers)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                                         CORPORATE

 Management Fee(2)                         0.40%

 Distribution (12b-1) Fee(3)               0.25%

 Other Expenses(4)                          __%

 Total Annual Fund Operating Expenses(5)    __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) The distribution (12b-1) fee for the Fund's Corporate Shares was voluntarily waived.
This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Corporate Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(4) The shareholder services provider voluntarily waived a portion of its fee. This voluntary waiver can be terminated at any time. Total Other expenses paid by the Fund's Corporate Shares were __% for the fiscal year ended April 30, 2007.
(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waiver of Fund Expenses                               __%
 TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS) __%

Example
This Example is intended to help you compare the cost of investing in the Fund's Corporate Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Corporate Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Corporate Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

           1 Year 3 Years 5 Years 10 Years
 Corporate

MTB TAX-FREE MONEY MARKET FUND
Cusip: 55376V309 Symbol: AKXXX (Institutional I Shares)
Cusip: 55376V408 Symbol: AFIXX (Institutional II Shares)
Goal


Maximizing current income exempt from federal income tax and providing liquidity and security of principal.



Strategy
The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. The Fund maintains a fundamental policy that, under normal market conditions, at least 80% of its income will be exempt from federal income tax, including the federal alternative minimum tax (AMT). The Fund attempts to invest 100% of its assets in securities exempt from federal income tax (not including the AMT).
In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.
* INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
* TAX RISKS. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
Performance Information
Risk/Return Bar Chart

Performance Over 10 Years

 Best Quarter



 Worst Quarter



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.
The Fund's Institutional I Shares total return for the six month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares and Institutional II Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. The table also shows returns for iMoneyNet, Inc. Tax-Free Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an average.
(For the calendar periods ended December 31, 2006)

                          1 YEAR 5 YEARS 10 YEARS

 Institutional I Shares

 Institutional II Shares

 iMoneyNet, Inc. Tax-Free
 Institutional Average

The Fund's Institutional I Shares and Institutional II Shares 7-Day Net Yields as of December 31, 2006 were __% and __%, respectively. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares and Institutional II Shares.

Shareholder Fees

                                         INSTITUTIONAL INSTITUTIONAL II

 Fees Paid Directly From Your Investment     None            None

Annual Fund Operating Expenses
(Before Waivers)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                                         INSTITUTIONAL I INSTITUTIONAL II

 Management Fee(2)                           0.40%           0.40%

 Distribution (12b-1) Fee                    None           0.25%(3)

 Other Expenses                             __%(4)            __%

 TOTAL ANNUAL FUND OPERATING EXPENSES(5)      __%             __%

(1) The percentages shown are based on anticipated expenses for the entire fiscal year ending April 30, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor expects to voluntarily waive a portion of the management fee. The Advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be __% for the fiscal year ending April 30, 2008.
(3) A portion of the distribution (12b-1) fee for the Fund's Institutional II Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional II Shares (after the anticipated voluntary waiver) is expected to be __% for the fiscal year ending April 30, 2008.
(4) The shareholder services provider expects to voluntarily waive its fee for the Fund's Institutional I Shares. The shareholder services provider can terminate this anticipated voluntary waiver at any time. Total Other expenses paid by the Fund's Institutional I
Shares (after the anticipated voluntary waiver) is expected to be __% for the fiscal year ending April 30, 2008.
(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2008.

 Total Waivers of Fund Expenses          __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER ANTICIPATED WAIVERS)(6) __% __%

(6) The Total Actual Operating Expenses (after waivers) paid by the Fund's Institutional I
Shares and Institutional II Shares were __% and __%, respectively, for the fiscal year ended April 30, 2007.
Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares and Institutional II Shares operating expenses are before the anticipated waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                         1 Year 3 Years 5 Years 10 Years
 Institutional I Shares
 Institutional II Shares

MTB U.S. GOVERNMENT MONEY MARKET FUND
Cusip: 55376V887 Symbol: AKGXX (Institutional I Shares)
Cusip: 55376V879 Symbol: AIIXX (Institutional II Shares)
Goal


To seek maximum current income and provide liquidity and security of principal.



Strategy
The Fund seeks its investment goal by investing in obligations issued by the U.S. government and its agencies and instrumentalities and repurchase agreements. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements backed by such instruments.
In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less. The Fund intends to invest in the securities of U.S. government-sponsored entities
(GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.
* INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
Performance Information
Risk/Return Bar Chart

Performance Over 10 Years

 Best Quarter



 Worst Quarter



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares and Institutional II Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. The table also shows returns for iMoneyNet, Inc. Government Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an average.
(For the calendar periods ended December 31, 2006)

                            1 YEAR 5 YEARS 10 YEARS

 Institutional I Shares

 Institutional II Shares

 iMoneyNet, Inc. Government
 Institutional Average

The Fund's Institutional I Shares and Institutional II Shares 7-Day Net Yield as of December 31, 2006 was __% and __%, respectively. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares and Institutional II Shares.

Shareholder Fees

                                         INSTITUTIONAL I INSTITUTIONAL II

 Fees Paid Directly From Your Investment      None             None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                         INSTITUTIONAL I INSTITUTIONAL II

 Management Fee(2)                            0.40%           0.40%

 Distribution (12b-1) Fee                     None           0.25%(3)

 Other Expenses                              __%(4)            __%

 TOTAL ANNUAL FUND OPERATING EXPENSES(5)       __%             __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) A portion of the distribution (12b-1) fee for the Fund's Institutional II Shares has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional II Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(4) The shareholder services provider voluntarily waived its fee for the Fund's Institutional I
Shares. The shareholder services provider can terminate this voluntary waiver at any time. Total Other expenses paid by the Fund's Institutional I Shares (after the voluntary waiver) were __% for the fiscal year ended April 30, 2007.
(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __% __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __% __%

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares and Institutional II Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                         1 Year 3 Years 5 Years 10 Years
 Institutional I Shares
 Institutional II Shares

MTB U.S. TREASURY MONEY MARKET FUND
Cusip: 55376V853 Symbol: VTSXX (Class S Shares)
Cusip: 55376V846 Symbol: AKTXX (Institutional I Shares)
Cusip: 55376V838 Symbol: ARMXX (Institutional II Shares)
Goal
To seek current income with liquidity and stability of principal.

Strategy
The Fund invests at least 80% of the value of its net assets in a diversified portfolio of direct obligations of the U.S. Treasury, such as Treasury bills and notes, and repurchase agreements secured by these obligations.
In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.
* INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
Performance Information
Risk/Return Bar Chart

Performance Over 8 Years

 Best Quarter



 Worst Quarter



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class S Shares total returns on a calendar year-end basis.
The Fund's Class S shares are sold without a sales charge (load). The total returns above are based upon net asset value.
The Fund's Class S Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Class S Shares, Institutional I Shares and Institutional II Shares Average Annual Total Returns for the calendar periods ending December 31, 2006. The table also shows returns for the iMoneyNet, Inc. Treasury and Repo Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The Average is unmanaged and it is not possible to invest directly in an average. (For the calendar periods ended December 31, 2006)

                                                    START OF
                                   1 YEAR 5 YEAR PERFORMANCE(1)

 Class S Shares

 Institutional I Shares

 Institutional II Shares

 iMoneyNet, Inc. Treasury and Repo
 Institutional Average

(1) The Fund's Class S Shares start of performance date was June 8, 1998, the Fund's Institutional I Shares start of performance date was August 18, 2003 and the Fund's Institutional II Shares start of performance date was August 18, 2003.
The Fund's Class S Shares, Institutional I Shares and Institutional II Shares 7-Day Net Yield as of December 31, 2006 were __%, __% and __%, respectively. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class S Shares, Institutional I Shares and Institutional II Shares.

Shareholder Fees

                                        CLASS S INSTITUTIONAL I INSTITUTIONAL II

Fees Paid Directly From Your Investment None    None            None

Annual Fund Operating Expenses
(Before Waivers)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                          CLASS S  INSTITUTIONAL I INSTITUTIONAL II

 Management Fee(2)        0.40%    0.40%           0.40%

 Distribution (12b-1) Fee 0.25%(3) None            0.25%(3)

 Other Expenses           __%      __%(4)          __%

 TOTAL ANNUAL FUND
 OPERATING EXPENSES(5)    __%      __%             __%

(1) The percentages shown are based on anticipated expenses for the entire fiscal year ending April 30, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor expects to voluntarily waive a portion of the management fee. The Advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be __% for the fiscal year ending April 30, 2008.
(3) A portion of the distribution (12b-1) fee for the Fund's Class S Shares and Institutional II Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fees paid by the Fund's Class S Shares and Institutional II Shares (after the anticipated voluntary waiver) are expected to be __% and __%, respectively, for the fiscal year ending April 30, 2008. (4) The shareholder services provider expects to voluntarily waive its fee for the Fund's Institutional I Shares. The shareholder services provider can terminate this anticipated voluntary waiver at any time. Total Other expenses paid by the Fund's Institutional I Shares (after the anticipated voluntary waiver) is expected to be __% for the fiscal year ending April 30, 2008.
(5) Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2008.

 Total Waivers of Fund Expenses __% __% __%
 TOTAL ACTUAL ANNUAL FUND
 OPERATING EXPENSES
 (AFTER ANTICIPATED WAIVERS)(6) __% __% __%

(6) The Total Actual Operating Expenses (after waivers) paid by the Fund's Class S Shares, Institutional I Shares and Institutional II Shares were __%, __% and __%, respectively, for the fiscal year ended April 30, 2007.
Example
The following example is intended to help you compare the cost of investing in the Fund's Class S Shares, Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund's Class S Shares, Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's Class S Shares, Institutional I Shares and Institutional II Shares operating expenses are before the anticipated waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                  1 Year 3 Years 5 Years 10 Years
 Class S
 Institutional I
 Institutional II

MTB INCOME FUND
Cusip: 55376T858 Symbol: ARKIX (Institutional I Shares)
Goal
Primarily current income and secondarily capital growth.

Strategy
The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage backed securities. The Fund's Advisor will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities (junk bonds). The Fund seeks to maintain a dollar-weighted average maturity of four to twenty years. However, the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.



In selecting securities for the Fund, the Advisor considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

The Fund may engage in credit default swap transactions for the purpose of hedging the Fund's portfolio against anticipated market trends or to enhance the value of the portfolio through the anticipated capital appreciation of the swap investment.

Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
* INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Credit risk includes the possibility that a counterparty to a credit swap transaction involving the Fund will fail to meet its obligations.
* CALL RISKS. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
* PREPAYMENT RISKS. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
* RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
* LEVERAGE RISKS. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain..



Performance Information
Risk/Return Bar Chart
Performance Over 10 Years

 Best Quarter



 Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Aggregate Bond Index (LBAB), a broad based market index, and the Lipper Corporate A-Rated Debt Funds Average. The LBAB is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Lipper Corporate A-Rated Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

 INSTITUTIONAL I SHARES                 1 YEAR 5 YEARS 10 YEARS

 Return Before Taxes

 Return After Taxes on Distributions(1)

 Return After Taxes on Distributions
 and Sale of Fund Shares(1)

 LBAB

 Lipper Corporate A-Rated Debt
 Funds Average

(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional I Shares.
Shareholder Fees

                                         INSTITUTIONAL I

 Fees Paid Directly From Your Investment      None

Annual Fund Operating Expenses
(Before Waivers)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                                         INSTITUTIONAL I

 Management Fee(2)                            0.60%

 Distribution (12b-1) Fee                     None

 Other Expenses(3)                             __%

 TOTAL ANNUAL FUND OPERATING EXPENSES(4)       __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) The shareholder services provider voluntarily waived a portion of its fee. The shareholder services provider can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund's Institutional I Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __%

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
 Institutional I Shares

MTB INTERMEDIATE-TERM BOND FUND
Cusip: 55376T817 Symbol: ARIFX (Institutional I Shares)
Goal
Current income.

Strategy
The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund's Advisor will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities (junk bonds). The Fund normally invests in securities with intermediate maturities, and the Fund seeks to maintain a dollar-weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

The Fund may engage in credit default swap transactions for the purpose of hedging the Fund's portfolio against anticipated market trends or to enhance the value of the portfolio through the anticipated capital appreciation of the swap investment.



Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
* INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Credit risk includes the possibility that a counterparty to a credit swap transaction involving the Fund will fail to meet its obligations.
* CALL RISKS. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
* PREPAYMENT RISKS. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
* RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
* ACTIVE TRADING RISKS. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you may pay.
* LEVERAGE RISKS. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



Performance Information
Risk/Return Bar Chart

Performance Over 10 Years

 Best Quarter



 Worst Quarter



The bar chart shows the variability of the Fund's Insitutional I Shares total return on a calendar year-end basis.
The Fund's Insitutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.
The Fund's total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Intermediate Government/Credit Index (LBIGC), a broad-based market index, and the Lipper Intermediate Investment Grade Debt Funds Average. The LBIGC is a widely recognized, market value-weighted index of U.S. Treasury securities, U.S. government agency obligations, corporate debt securities, fixed-rate nonconvertible corporate debt securities, Yankee bonds and nonconvertible corporate debt securities issued by or guaranteed by foreign government and agencies. The Lipper Intermediate Investment Grade Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc. with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                                           START OF
 INSTITUTIONAL I SHARES                  1 YEAR 5 YEARS PERFORMANCE(1)

 Return Before Taxes

 Return After Taxes on Distributions(2)

 Return After Taxes on Distributions and
 Sale of Fund Shares(2)

 LBIGC

 Lipper Intermediate Investment Grade
 Debt Funds Average

(1) The Fund's Institutional I Shares start of performance date was November 18, 1996. (2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

Shareholder Fees

                                         INSTITUTIONAL I

 Fees Paid Directly From Your Investment None

Annual Fund Operating Expenses
(Before Waivers)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                                         INSTITUTIONAL I

 Management Fee(2)                            0.70%

 Distribution (12b-1) Fee                     None

 Other Expenses(3)                             __%

 TOTAL ANNUAL FUND OPERATING EXPENSES(4)       __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) The shareholder services provider voluntarily waived its fee. The shareholder services provider can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund's Institutional I Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __%

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
 Institutional I Shares
MTB MARYLAND MUNICIPAL BOND FUND
Cusip: 55376T544 Symbol: ARMTX (Institutional I Shares)
Goal
Current income exempt from federal regular income tax and Maryland state and local income taxes.

Strategy
Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of Maryland and Maryland municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.
In selecting securities, the Fund's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
* INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
* CALL RISKS. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
* TAX RISKS. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
* RISKS OF NON-DIVERSIFICATION. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.
* MARYLAND INVESTMENT RISKS. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Maryland issuers. The economy of Maryland is relatively diversified across the service, trade and government sectors, but could be adversely impacted by changes to any of these sectors.
Performance Information
Risk/Return Bar Chart

Performance Over 10 Years

 Best Quarter



 Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares Average Annual Total Return for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB) and the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), broad-based market indexes, and the Lipper Other States Intermediate Muncipal Debt Funds Average. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. The Lipper Other States Intermediate Municipal Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc. with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                                       START OF
 INSTITUTIONAL I SHARES                 1 YEAR 5 YEARS PERFORMANCE(1)

 Return Before Taxes

 Return After Taxes on Distributions(2)

 Return After Taxes on Distributions
 and Sale of Fund Shares(2)

 LB10MB

 LB7MB

 Lipper Other States Intermediate
 Municipal Debt Funds Average

(1) The Fund's Institutional I Shares start of performance date was November 18, 1996.
(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA and 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional I Shares.

Shareholder Fees

                                         INSTITUTIONAL I

 Fees Paid Directly From Your Investment      None

Annual Fund Operating Expenses
(Before Waivers)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                                         INSTITUTIONAL I

 Management Fee(2)                            0.70%

 Distribution (12b-1) Fee                     None

 Other Expenses(3)                             __%

 TOTAL ANNUAL FUND OPERATING EXPENSES(4)       __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) The shareholder services provider voluntarily waived its fee. The shareholder services provider can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund's Institutional I Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __%

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
 Institutional I Shares

MTB NEW YORK MUNICIPAL BOND FUND
Cusip: 55376T346 Symbol: VNYIX (Institutional I Shares)
Goal
To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and as is consistent with the preservation of capital.

Strategy
Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.
In selecting securities, the Fund's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
* INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
* CALL RISKS. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
* TAX RISKS. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
* RISKS OF NON-DIVERSIFICATION. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.
* NEW YORK INVESTMENT RISKS. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing, and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to the financial conditions of New York City, however, would ultimately have an effect on the state.
Performance Information
Risk/Return Bar Chart

Performance Over 3 Years

 Best Quarter



 Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers New York Tax-Exempt Index (LBNYTE), a broad-based market index, and the Lipper New York Intermediate Municipal Debt Funds Average. The LBNYTE is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds. The Lipper New York Intermediate Municipal Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                               START OF
 INSTITUTIONAL I SHARES                 1 YEAR PERFORMANCE (1)

 Return Before Taxes

 Return After Taxes on Distributions(2)

 Return After Taxes on Distributions
 and Sale of Fund Shares(2)

 LBNYTE

 Lipper New York Intermediate Municipal
 Debt Funds Average

(1) The Fund's Institutional I Shares start of performance date was August 18, 2003. (2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

                                         INSTITUTIONAL I

 Fees Paid Directly From Your Investment None

Annual Fund Operating Expenses
(Before Waivers)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                          INSTITUTIONAL I

 Management Fee(2)        0.70%

 Distribution (12b-1) Fee None

 Other Expenses(3)        __%

 TOTAL ANNUAL FUND
 OPERATING EXPENSES(4)    __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) The shareholder services provider voluntarily waived its fee. The shareholder services provider can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund's Institutional I Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses                              __%
 TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS) __%

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
 Institutional I Shares

MTB PENNSYLVANIA MUNICIPAL BOND FUND
Cusip: 55376T288 Symbol: MVPMX (Institutional I Shares)
Goal
Current income exempt from federal regular income tax and Pennsylvania personal income taxes.

Strategy
Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests. In selecting securities, the Fund's Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
* INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
* CALL RISKS. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
* TAX RISKS. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
* RISKS OF NON-DIVERSIFICATION. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.
* PENNSYLVANIA INVESTMENT RISKS. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania's economy has historically been dependent on heavy industry and agriculture but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.
Performance Information
Risk/Return Bar Chart

Performance Over 10 Years

 Best Quarter



 Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.
The Fund's Institutional I Shares total return for the six month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 7 Year Municipal Bond Index (LB7MB) and the Lehman Brothers 10 Year Municipal Bond Index (LB10MB), broad-based market indexes, and the Lipper Pennsylvania Intermediate Municipal Debt Funds Average. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligations bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years. The Lipper Pennsylvania Intermediate Municipal Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and unlike the Fund are not affected by cashflows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                                          START OF
 INSTITUTIONAL I SHARES                 1 YEAR 5 YEARS PERFORMANCE(1)

 Return Before Taxes

 Return After Taxes on Distributions(2)

 Return After Taxes on Distributions
 and Sale of Fund Shares(2)

 LB7MB

 LB10MB

 Lipper Pennsylvania Intermediate
 Municipal Debt Funds Average

(1) The Fund's Institutional I Shares start of performance date was April 1,
1996.
Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Fund in 1998 following the acquisition by Allfirst Financial, Inc. of Dauphin Deposit Corporation.
(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

                                         INSTITUTIONAL I

 Fees Paid Directly From Your Investment      None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                         INSTITUTIONAL I

 Management Fee(2)                            0.70%

 Distribution (12b-1) Fee                     None

 Other Expenses(3)                             __%

 TOTAL ANNUAL FUND OPERATING EXPENSES(4)       __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) The shareholder services provider voluntarily waived a portion of its fee. The shareholder services provider can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund's Institutional I Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(4) Although not contractually obligated to do so, the Advisor and shareholder service provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __%
 TOTAL ACTUAL ANNUAL FUND
 OPERATING EXPENSES (AFTER WAIVERS) __%

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
 Institutional I Shares

MTB SHORT DURATION GOVERNMENT BOND FUND
Cusip:55376T221 Symbol: GVLDX (Institutional I Shares)
Goal
To seek current income, with preservation of capital as a secondary objective.

Strategy
The Fund normally invests substantially all, but under normal market conditions no less than 80%, of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the U.S. government or its agencies and instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, and zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of "U.S. government securities." The Fund expects to maintain a duration of less than three years under normal market conditions. The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
* INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
* CALL RISKS. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
* PREPAYMENT RISKS. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
Performance Information
Risk/Return Bar Chart

Performance Over 10 Years

 Best Quarter



 Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Effective August 15, 2003, the Fund's Institutional I Shares were no longer sold with a sales charge. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index, and the Lipper Short U.S. Government Average. The LB1-3GB is a widely recognized index of U.S. Government Obligations with maturities between one and three years. The Lipper Short U.S. Government Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index or an average.
The information presented below, for the periods prior to January 8, 2001, is the historical information for VISION Limited Duration Government Securities Fund. The quoted performance of Short Duration Government Bond Fund includes performance of certain predecessor collective trust fund ("commingled") accounts, for the period from October 31, 1995 through VISION Limited Duration Government Securities Fund's commencement of operations on July 1, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected.
(For the calendar periods ended December 31, 2006)

 INSTITUTIONAL I SHARES                 1 YEAR 5 YEARS 10 YEARS

 Return Before Taxes

 Return After Taxes on Distributions(1)

 Return After Taxes on Distributions
 and Sale of Fund Shares(1)

 LB1-3GB

 Lipper Short U.S. Government Average

(1)After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

                                         INSTITUTIONAL I

 Fees Paid Directly From Your Investment None

Annual Fund Operating Expenses
(Before Waivers)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                          INSTITUTIONAL I

 Management Fee(2)        0.60%

 Distribution (12b-1) Fee None

 Other Expenses(3)        __%

 TOTAL ANNUAL FUND
 OPERATING EXPENSES(4)    __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) The shareholder services provider voluntarily waived its fee. The shareholder services provider can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund's Institutional I Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __%

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
 Institutional I Shares

MTB SHORT-TERM CORPORATE BOND FUND
Cusip: 55376T189 Symbol: MVSTX (Institutional I Shares)
Goal
Current income.

Strategy
The Fund seeks its investment goal by investing primarily in U.S. corporate fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. corporate fixed income securities. The Fund's Advisor will select investment grade securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities (junk bonds). The Fund also invests in a range of U.S. government securities, including mortgage and asset-backed securities. For purposes of the Fund's 80% investment policy, U.S. corporate fixed income securities may include corporate asset-backed securities. The Fund seeks to maintain a dollar-weighted average maturity of no more than three years. However, the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security's current yield, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

The Fund may engage in credit default swap transactions for the purpose of hedging the Fund's portfolio against anticipated market trends or to enhance the value of the portfolio through the anticipated capital appreciation of the swap investment.

Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
* INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Credit risk includes the possibility that a counterparty to a credit swap transaction involving the Fund will fail to meet its obligations.
* CALL RISKS. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
* PREPAYMENT RISKS. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
* RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

* LEVERAGE RISKS. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Performance Information
Risk/Return Bar Chart

Performance Over 10 Years


 Best Quarter



 Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government/ Credit Bond Index (LBGC), a broad-based market index, and the Lipper Short Investment Grade Debt Funds Average. The LBGC is a new index that captures funds with exposures to both government and commercial credit. The Lipper Short Investment Grade Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown does not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index or average.
(For the calendar periods ended December 31, 2006)

                                                           START OF
 INSTITUTIONAL I SHARES                  1 YEAR 5 YEARS PERFORMANCE(1)

 Return Before Taxes

 Return After Taxes on Distributions(2)

 Return After Taxes on Distributions and
 Sale of Fund Shares(2)

 LBGC

 Lipper Short Investment Grade
 Debt Funds Average

(1) The Fund's Institutional I Shares start of performance date was April 1,
1996.
Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Short-Term Bond Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the predecessor ARK Fund in 1998 following the acquisition by Allfirst Financial, Inc. of Dauphin Deposit Corporation.
(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional I Shares.

                                         INSTITUTIONAL I

 Fees Paid Directly From Your Investment      None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                         INSTITUTIONAL I

 Management Fee(2)                            0.70%

 Distribution (12b-1) Fee                     None

 Other Expenses(3)                             __%

 TOTAL ANNUAL FUND OPERATING EXPENSES(4)       __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor has voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) The shareholder services provider voluntarily waived its fee. The shareholder services provider can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund's Institutional I Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __%

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
 Institutional I Shares

MTB U.S. GOVERNMENT BOND FUND
Cusip: 55376V705 Symbol: MVIGX (Institutional I Shares)
Goal
To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

Strategy
Under normal market conditions, the Fund invests at least 80% of the value of its net assets in a diversified portfolio consisting of debt obligations that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities, and government-sponsored enterprises including mortgage backed securities issued by U.S. government-sponsored enterprises. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of "U.S. government securities." The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset backed securities, etc.).
The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
* INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
* CALL RISKS. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
* PREPAYMENT RISKS. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
Performance Information
Risk/Return Bar Chart

Performance Over 3 Years

 Best Quarter



 Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Government Bond Index (LBUSGB), a broad-based market index, and the Lipper U.S. Government Funds Average. The LBUSGB is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. The Lipper U.S. Government Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                                  START OF
 INSTITUTIONAL I SHARES                 1 YEAR PERFORMANCE(1)

 Return Before Taxes                    1.92%      3.22%

 Return After Taxes on Distributions(2) 0.42%      1.68%

 Return After Taxes on Distributions
 and Sale of Fund Shares(2)             1.24%      1.86%

 LBUSGB                                 2.65%      3.76%

 Lipper U.S. Government Funds Average   2.05%      3.27%

 (1) The Fund's Institutional I Shares start of performance date was August 18, 2003. (2) After-tax returns are calculated using a standard set of assumptions.
  The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions.
 Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k)
                                     plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

                                         INSTITUTIONAL I

 Fees Paid Directly From Your Investment      None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                         INSTITUTIONAL I

 Management Fee(2)                            0.70%

 Distribution (12b-1) Fee                     None

 Other Expenses(3)                             __%

 TOTAL ANNUAL FUND OPERATING EXPENSES(4)       __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) The shareholder services provider voluntarily waived its fee. The shareholder services provider can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund's Institutional I Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __%

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
 Institutional I Shares

MTB BALANCED FUND
Cusip: 55376T304 Symbol: ARGIX (Institutional I Shares)
Goal
To provide total return. The Fund's total return includes current income and capital appreciation from fixed income securities and equity securities.

Strategy

The Fund seeks its investment goal by investing primarily in a diverse portfolio of common stocks of large cap and mid cap companies, and investment grade fixed income securities. With respect to the equity portion of the portfolio, the Advisor utilizes a blended style of investing by allocating and reallocating, for investment purposes, varying portions of the portfolio to the growth style (where the Advisor looks for companies which have above average sales and earnings growth) and the value style (where DePrince, Race & Zollo, Inc., subadvisor to the value style portion, looks for companies whose securities are attractively valued relative to comparable investments.) The Advisor will also purchase investment grade fixed income securities with varying maturities, including corporate and government securities and mortgage backed securities, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities (junk bonds). The Advisor will adjust the Fund's asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. The Fund maintains at least 25% of its total assets in fixed income securities. In selecting securities for the Fund, the Advisor attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of primarily U.S. issuers. The Advisor will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities.
For purposes of the fund strategy regarding selection of common stocks, mid cap companies will be defined as companies with market capitalizations similar to companies in the S&P Mid Cap 400 Index and the Russell Mid Cap Index; and large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definitions will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the relevant indexes. As of June 30, 2007, the market capitalization of companies in the S&P Mid Cap 400 Index ranged from $__ million to $__ billion; the market capitalization of companies in the Russell Mid Cap Index ranged from $__ billion to $__ billion; and the market capitalization of companies in the S&P 500 Index ranged from $__ million to $__ billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining mid- and large-cap companies at time of purchase will likely differ from the range at June 30, 2007.



Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
* RISKS RELATED TO INVESTING FOR GROWTH. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
* RISKS RELATED TO INVESTING FOR VALUE. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
* RISKS RELATED TO COMPANY SIZE. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
* INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.
* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
* PREPAYMENT RISKS. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
* CALL RISKS. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
* RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
* ASSET ALLOCATION RISKS. The risk that the Advisor's asset allocation decisions between equity sectors, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully.
* RISKS OF FOREIGN SECURITIES. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.
Performance Information
Risk/Return Bar Chart

Performance Over 10 Years

 Best Quarter



 Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares Average Annual Total Return for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Barra Growth Index (S&P 500/BG), the Standard & Poor's 500/Citigroup Growth Index (S&P 500/CG) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes and the Lipper Balanced Funds Average. The S&P 500/BG is a capitalization-weighted index of the stocks in the S&P 500 having the highest price-to-book ratios. The index consists of approximately half of the S&P 500 on a market-capitalization basis. The Fund's advisor has elected to change the benchmark from S&P 500/BG to S&P 500/CG because the S&P 500/BG will be discontinued in 2006, and the S&P will replace this growth style index with the S&P 500/CG. The Lipper Balanced Fund's Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. The LBAB is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund are not affected by cashflows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

 INSTITUTIONAL I SHARES                 1 YEAR 5 YEARS 10 YEARS

 Return Before Taxes

 Return After Taxes on Distributions(1)

 Return After Taxes on Distributions
 and Sale of Fund Shares(1)

 S&P 500/BG

 S&P 500/CG

 LBAB

 Lipper Balanced Funds Average

(1)After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional I Shares.

Shareholder Fees

                                         INSTITUTIONAL I

 Fees Paid Directly From Your Investment None

Annual Fund Operating Expenses
(Before Waivers)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                                         INSTITUTIONAL I

 Management Fee(2)                       0.65%

 Distribution (12b-1) Fee                None

 Other Expenses(3)                       __%

 TOTAL ANNUAL FUND OPERATING EXPENSES(4) __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007. The difference in the Advisory fee waiver as reported for the Institutional I Shares compared to the Fund's Class A Shares and Class B Shares is due to a significant fluctuation of assets during the year on behalf of the Institutional I Shares.
(3) The shareholder services provider voluntarily waived a portion of its fee. The shareholder services provider can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund's Institutional I Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __%

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
 Institutional I Shares

MTB EQUITY INCOME FUND
Cusip: 55376T601 Symbol: AREIX (Institutional I Shares)
Goal
Current income and growth of capital.

Strategy
The Fund seeks its investment goal by investing primarily in dividend-paying U.S. common stocks and other equity securities. Under normal circumstances, at least 80% of the value of the Fund's net assets will be invested in dividend-paying equity securities. The Fund may, to a limited extent, purchase convertible and preferred stocks and investment grade fixed income securities. The Fund's investment advisor will build a broadly diversified portfolio of stocks of mid-size and large companies that have an above-average dividend yield relative to the broad stock market.
In selecting securities for the Fund, the Advisor purchases stocks of high-quality companies that have consistently paid dividends. In addition, the Advisor will generally invest in stocks of companies whose securities are attractively valued relative to comparable investments.

Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
* RISKS RELATED TO INVESTING FOR VALUE. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
* RISKS RELATED TO COMPANY SIZE. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
Performance Information
Risk/Return Bar Chart

Performance Over 10 Years

 Best Quarter



 Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500) and the Russell 1000 Value Index (Russell Value 1000), each a broad-based market index, and the Lipper Equity Income Funds Average. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Value measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The Lipper Equity Income Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sale charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund are not affected by cashflows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                                           START OF
 INSTITUTIONAL I SHARES                  1 YEAR 5 YEARS PERFORMANCE(1)

 Return Before Taxes

 Return After Taxes on Distributions(2)

 Return After Taxes on Distributions and
 Sale of Fund Shares(2)

 S&P 500

 Russell 1000 Value

 Lipper Equity Income Funds Average

(1)The Fund's Institutional I Shares start of performance date was November 18, 1996. (2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

Shareholder Fees

                                         INSTITUTIONAL I

 Fees Paid Directly From Your Investment None

Annual Fund Operating Expenses
(Before Waivers)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                                         INSTITUTIONAL I

 Management Fee(2)                       0.70%

 Distribution (12b-1) Fee                None

 Other Expenses(3)                       __%

 TOTAL ANNUAL FUND OPERATING EXPENSES(4) __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) The shareholder services provider voluntarily waived a portion of its fee. The shareholder services provider can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund's Institutional I Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __%

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
 Institutional I Shares

MTB EQUITY INDEX FUND
Cusip: 55376T882 Symbol: ARKEX (Institutional I Shares)
Goal
Investment results that correspond to the performance of the Standard & Poor's 500 Index (S&P 500).

Strategy
The Fund seeks its investment goal by investing in substantially all of the securities listed in the S&P 500, which is comprised of 500 selected securities (mostly common stocks). Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of companies included in the S&P 500. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 500. The Fund will approximate the industry and sector weightings of the S&P 500 by matching the weightings of the stocks included in the S&P 500.
The Fund may, to a limited extent, invest in futures contracts, options, options on futures, and index participation contracts based on the S&P 500. The Fund will invest in these contracts and options to maintain sufficient liquidity to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs. Although the Fund will not replicate the performance of the S&P 500 precisely, it is anticipated that there will be a close correlation between the Fund's performance and that of the S&P 500 in both rising and falling markets. The size and timing of cash flows and the level of expenses are the principal factors that contribute to the lack of precise correlation between the S&P 500 and the Fund. The Fund attempts to achieve a 95% or better correlation between the performance of the Fund and that of the S&P 500.

Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
*STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
*TRACKING ERROR RISKS. Due to additional expenses borne by the Fund which are not borne by the Fund's benchmark index, the Fund may not be able achieve its investment objective of accurately correlating to the S&P 500.
Performance Information
Risk/Return Bar Chart

Performance Over 9 Years

 Best Quarter



 Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares Average Annual Total Return for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index and the Lipper S&P 500 Index Average. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lipper Standard & Poor's 500 Index Average is a composite of mutual funds designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown does not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                                        START OF
 INSTITUTIONAL I SHARES                  1 YEAR 5 YEARS PERFORMANCE(1)

 Return Before Taxes

 Return After Taxes on Distributions(2)

 Return After Taxes on Distributions and
 Sale of Fund Shares(2)

 S&P 500

 Lipper Standard & Poor's 500
 Index Average

(1)The Fund's Institutional I Shares start of performance dates was October 1, 1997. (2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional I Shares.

                                         INSTITUTIONAL I

 Fees Paid Directly From Your Investment None

Annual Fund Operating Expenses
(Before Waivers)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                                         INSTITUTIONAL I

 Management Fee(2)                       0.20%

 Distribution (12b-1) Fee                None

 Other Expenses(3)                       __%

 TOTAL ANNUAL FUND OPERATING EXPENSES(4) __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) The shareholder services provider voluntarily waived its fee. The shareholder services provider can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund's Institutional I Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __%
Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
 Institutional I Shares

MTB INTERNATIONAL EQUITY FUND
Cusip: 55376T775 Symbol: MVIEX (Institutional I Shares)
Goal
To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Strategy
The Fund will invest substantially all, but under normal circumstances not less than 80% (measured at time of purchase), of the value of its net assets (plus borrowings for investment purposes, if any) in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East (MSCI EAFE) Index{reg-trade-mark}, the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Fund's sub-advisors, LSV Asset Management
(LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations); SSgA Funds Management, Inc. (SsgA FM) (with respect to the core style portion of the portfolio, where SsgA FM uses value, growth and investor sentiment factors to determine stock selection); and Hansberger Global Investors, Inc. (HGI) (with respect to the growth style portion of the portfolio, where HGI looks for companies which have above-average sales and earnings growth).

Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
* RISKS RELATED TO INVESTING FOR GROWTH. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
* RISKS RELATED TO INVESTING FOR VALUE. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
* RISKS OF FOREIGN INVESTING. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.
* CURRENCY RISKS. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.
* RISKS OF INVESTING IN EMERGING MARKET COUNTRIES. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets.
* ACTIVE TRADING RISKS. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you may pay.
Performance Information
Risk/Return Bar Chart

Performance Over 7 Years

 Best Quarter



 Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Morgan Stanley Capital International - Europe, Australasia Far East Index (MSCI-EAFE) and the Lipper International Large Cap Core Funds Average. The MSCI-EAFE is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. The Lipper International Large Cap Core Funds Averge is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                                          START OF
 INSTITUTIONAL I SHARES                            1 YEAR PERFORMANCE(1)

 Return Before Taxes

 Return After Taxes on Distributions(2)

 Return After Taxes on Distributions
 and Sale of Fund Shares(2)

 MSCI-EAFE

 Lipper International Large Cap Core Funds Average

(1)The Fund's Institutional I Shares start of performance date was August 18, 2003. (2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

Shareholder Fees

                                         INSTITUTIONAL I

 Fees Paid Directly From Your Investment None

Annual Fund Operating Expenses
(Before Waiver)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                                         INSTITUTIONAL I

 Management Fee                          1.00%

 Distribution (12b-1) Fee                None

 Other Expenses(2)                       __%

 TOTAL ANNUAL FUND OPERATING EXPENSES(3) __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
(2) The shareholder services provider voluntarily waived a portion of its fee. The shareholder services provider can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund's Institutional I Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waiver of Fund Expenses      __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVER)            __%

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
 Institutional I Shares

MTB LARGE CAP GROWTH FUND
Cusip: 55376T742 Symbol: MLGIX (Institutional I Shares)
Goal
To provide capital appreciation.

Strategy
The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap companies. Equity securities include common and preferred stocks as well as convertible securities. The Advisor uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well-established large cap companies that:
* have a strong history of earnings growth;
* are attractively priced, relative to the company's potential for above-

average, long-term earnings and revenue growth;

* have strong balance sheets;

* have a sustainable competitive advantage; and

 * are currently, or have the potential to become, industry leaders.



The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security's price or to hedge against its potential price volatility.

For the purposes of the 80% limitation, large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2007, the market capitalization of companies in the S&P 500 Index ranged from $__ million to $__ billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2007.
Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
* RISKS RELATED TO INVESTING FOR GROWTH. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
* CLOSE OUT RISKS. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
* LEVERAGE RISKS. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



Performance Information
Risk/Return Bar Chart

Performance Over 3 Years

 Best Quarter



 Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.
The Fund's Institutional I Shares total return for the six month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares Average Annual Total Return for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500/Barra Growth Index (S&P 500/BG), the Standard & Poor's 500/Citigroup Growth Index (S&P 500/CG), each a broad-based market index, and the Lipper Large Cap Growth Funds Average. The S&P 500/BG is an unmanaged capitalization-weighted index of stocks in the S&P 500 having he highest price-to-book ratios. The S&P 500/BG consists of approximately half of the S&P 500 on a market capitalization. The S&P 500/CG is an unmanaged index comprised of approximately half of the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. The Fund's Advisor changed the benchmark index from the S&P 500/BG to S&P 500/CG because the S&P 500/BG will be discontinued in 2006, and the S&P will replace this growth style index with the S&P 500/CG. The Lipper Large Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. These figures do not reflect sales charges. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund are not affected by cashflows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                               START OF
 INSTITUTIONAL I SHARES                 1 YEAR PERFORMANCE(1)

 Return Before Taxes

 Return After Taxes on Distributions(2)

 Return After Taxes on Distributions
 and Sale of Fund Shares(2)

 S&P 500/BG

 S&P 500/CG

 Lipper Large Cap Growth Funds Average

 (1) The Fund's Institutional I Shares start of performance date was August 18, 2003. (2) After-tax returns are calculated using a standard set of assumptions.
  The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions.
 Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K)
                                     plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional I Shares.

Shareholder Fees

                                         INSTITUTIONAL I

 Fees Paid Directly From Your Investment None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                         INSTITUTIONAL I

 Management Fee(2)                       0.85%

 Distribution (12b-1) Fee                None

 Other Expenses(3)                       __%

 TOTAL ANNUAL FUND OPERATING EXPENSES(4) __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) The shareholder services provider voluntarily waived a portion of its fee. The shareholder services provider can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund's Institutional I Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses                              __%
 TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS) __%

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
 Institutional I Shares

MTB LARGE CAP STOCK FUND
Cusip: 55376T692 Symbol: MVEFX (Institutional I Shares)
Goal
Growth of principal.

Strategy

The Fund seeks its investment goal by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in equity securities (primarily common stocks) of large cap companies. In selecting investments for the Fund, the advisor uses an investment process consisting of three levels of analysis: trend, quantitative, and qualitative. The Advisor identifies trends that are likely to affect sectors, industries, and specific companies and their respective share prices. The Advisor uses quantitative analysis to target growth companies that have exhibited both high returns on invested capital and prudent capital management. The Advisor's quantitative models include factors such as company share repurchase programs, cash flow return on invested capital, and the market value of the firm relative to the capital employed by the firm. The Advisor uses qualitative analysis for seeking growing companies in growing markets. Important qualitative attributes include gross profit growth, sustainable competitive advantage, strategic leverage, consistency of execution, and identifiable core competency. In conjunction with these three levels of analysis, the Advisor seeks to purchase stocks of the identified companies at reasonable valuations. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security's price or to hedge against its potential price volatility.
For the purposes of the 80% limitation, large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2006, the market capitalization of companies in the S&P 500 Index ranged from $500.0 million to $371.19 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2006.

Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
* RISKS RELATED TO INVESTING FOR VALUE. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
* RISKS RELATED TO INVESTING FOR GROWTH. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
* CLOSE OUT RISKS. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
* LEVERAGE RISKS. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



Performance Information
Risk/Return Bar Chart

Performance Over 10 Years

 Best Quarter



 Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares Average Annual Total Return for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index, and the Lipper Large Cap Core Funds Average. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lipper Large Cap Core Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                                       START OF
 INSTITUTIONAL I SHARES                 1 YEAR 5 YEARS PERFORMANCE(1)

 Return Before Taxes

 Return After Taxes on Distributions(2)

 Return After Taxes on Distributions
 and Sale of Fund Shares(2)

 S&P 500

 Lipper Large Cap Core Funds Average

(1) The Fund's Institutional I Shares start of performance dates was April 1, 1996.
Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Equity Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest Fund were reorganized into the Fund in 1998 following the acquisition by Allfirst Financial, Inc. of Dauphin Deposit Corporation.
(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional I Shares.

Shareholder Fees

                                         INSTITUTIONAL I

 Fees Paid Directly From Your Investment None

Annual Fund Operating Expenses
(Before Waivers)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                                         INSTITUTIONAL I

 Management Fee(2)                       0.85%

 Distribution (12b-1) Fee                None

 Other Expenses(3)                       __%

 TOTAL ANNUAL FUND OPERATING EXPENSES(4) __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor has voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) The shareholder services provider voluntarily waived a portion of its fee. The shareholder services provider can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund's Institutional I Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(4) Although not contractually obligated to do so the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __%

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
 Institutional I Shares

MTB LARGE CAP VALUE FUND
Cusip: 55376T668 Symbol: MLCVX (Institutional I Shares)
Goal
To provide capital appreciation. Current income is a secondary, non-fundamental consideration.

Strategy
Under normal market conditions, the Fund invests at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap U.S. companies. Equity securities include common and preferred stocks, as well as convertible securities. The investment advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

For the purposes of the 80% limitation, large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2007, the market capitalization of companies in the S&P 500 Index ranged from $__ million to $__ billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2007.



Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
* RISKS RELATED TO INVESTING FOR VALUE. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
* RISKS OF FOREIGN INVESTING. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.
Performance Information
Risk/Return Bar Chart

Performance Over 3 Years

 Best Quarter



 Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depends on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500/Barra Value Index (S&P 500/BV), the Standard & Poor's 500/Citigroup Value Index (S&P 500/CV), each a broad-based market index, and the Lipper Large Cap Value Funds Average. The S&P 500/BV is an unmanaged capitalization-weighted index of stocks in the S&P 500 having the highest price-to-book ratios. The S&P 500/BV consists of approximately half of the S&P 500 on a market capitalization basis. The S&P 500/CV is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the value end of the growth-value spectrum. The Fund's Advisor changed the benchmark index from the S&P 500/BV to S&P 500/CV because the S&P 500/BV will be discontinued in 2006, and the S&P will replace this value styled index with the S&P 500/CV. The Lipper Large Cap Value Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund are not affected by cash-flows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                               START OF
 INSTITUTIONAL I SHARES                 1 YEAR PERFORMANCE(1)

 Return Before Taxes

 Return After Taxes on Distributions(2)

 Return After Taxes on Distributions
 and Sale of Fund Shares(2)

 S&P 500/BV

 S&P 500/CV

 Lipper Large Cap Value Funds Average

(1)The Fund's Institutional I Shares start of performance date was August 18, 2003. (2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

Shareholder Fees

                                         INSTITUTIONAL I

 Fees Paid Directly From Your Investment None

Annual Fund Operating Expenses
(Before Waiver)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                                         INSTITUTIONAL I

 Management Fee                          0.70%

 Distribution (12b-1) Fee                None

 Other Expenses(2)                       __%

 TOTAL ANNUAL FUND OPERATING EXPENSES(3) __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
(2) The shareholder services provider voluntarily waived a portion of its fee. The shareholder services provider can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund's Institutional I Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waiver of Fund Expenses      __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVER)            __%

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before the waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
 Institutional I Shares

MTB MID CAP GROWTH FUND
Cusip: 55376T510 Symbol: ARMEX (Institutional I Shares)
Goal
Long-term capital appreciation.

Strategy

The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of mid cap companies. The Fund's Advisor chooses stocks of mid cap companies that have significant growth potential. In selecting securities for the Fund, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security's price or to hedge against its potential price volatility.
For the purposes of the 80% limitation, mid cap companies will be defined as companies with market capitalizations similar to companies in the S&P Mid Cap 400 Index or the Russell Mid Cap Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2007, the market capitalization of companies in the S&P Mid Cap 400 Index ranged from $__ million to $__ billion, and the market capitalization of companies in the Russell Mid Cap Index ranged from $__ billion to $__ billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining mid cap companies at time of purchase will likely differ from the range at June 30, 2007.

Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
* RISKS RELATED TO INVESTING FOR GROWTH. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
* RISKS RELATED TO COMPANY SIZE. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
* CLOSE OUT RISKS. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
* LEVERAGE RISKS. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



Performance Information
Risk/Return Bar Chart

Performance Over 10 Years

 Best Quarter



 Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ending December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's Mid Cap 400/Barra Growth Index (S&P Mid Cap 400/BG), the Standard & Poor's Mid Cap 400/Citigroup Growth Index (S&P Mid Cap 400/CG), each a broad-based market index, and the Lipper Mid Cap Growth Funds Average. The S&P Mid Cap 400/BG is an unmanaged capitalization-weighted index of stocks in the S&P 500 having the highest price-to-book ratios. The S&P 500/BG consists of approximately half of the S&P 500 on a market capitalization basis. The S&P Mid Cap 400/CG is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. The Fund's Advisor changed the benchmark index from the S&P Mid Cap 400/BG to S&P Mid Cap 400/CG because the S&P Mid Cap 400/BG will be discontinued in 2006, and the S&P will replace this growth styled index with the S&P Mid Cap 400/CG. The Lipper Mid Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund are not affected by cash-flows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                                       START OF
 INSTITUTIONAL I SHARES                 1 YEAR 5 YEARS PERFORMANCE(1)

 Return Before Taxes

 Return After Taxes on Distributions(2)

 Return After Taxes on Distributions
 and Sale of Fund Shares(2)

 S&P Mid Cap 400/BG

 S&P Mid Cap 400/CG

 Lipper Mid Cap Growth Funds Average

(1)The Fund's Institutional I Shares start of performance date was November 18, 1996. (2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

Shareholder Fees


                                         INSTITUTIONAL I

 Fees Paid Directly From Your Investment None

Annual Fund Operating Expenses
(Before Waivers)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                                         INSTITUTIONAL I

 Management Fee(2)                       0.85%

 Distribution (12b-1) Fee                None

 Other Expenses(3)                       __%

 TOTAL ANNUAL FUND OPERATING EXPENSES(4) __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) The shareholder services provider voluntarily waived a portion of its fee. The shareholder services provider can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund's Institutional I Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __%

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
 Institutional I Shares

MTB MID CAP STOCK FUND
Cusip: 55376T478 Symbol: MMCIX (Institutional I Shares)
Goal
To provide total return. The Fund's total return will consist of two components:
(1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

Strategy

The Fund pursues its goal by investing, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of mid-cap companies. Equity securities include common and preferred stocks as well as convertible securities. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Advisor (with respect to growth style portion of the portfolio, where the Advisor looks for companies which have above-average sales and earnings growth) and the Fund's Sub-Advisor, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations). The Fund's total return will result mostly from capital appreciation rather than income. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security's price or to hedge against its potential price volatility.
For the purposes of the 80% limitation, mid cap companies will be defined as companies with market capitalizations similar to companies in the S&P Mid Cap 400 Index or the Russell Mid Cap Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2007, the market capitalization of companies in the S&P Mid Cap 400 Index ranged from $__ million to $__ billion, and the market capitalization of companies in the Russell Mid Cap Index ranged from $__ billion to $__ billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining mid cap companies at time of purchase will likely differ from the range at June 30, 2007.
MTB Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both VISION Growth and Income Fund and VISION Capital Appreciation Fund (the "Acquired Funds") in a reorganization. In order to comply with comments made by the staff of the SEC, Mid Cap Stock Fund had to become an "accounting survivor" of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund's sub-advisor never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the following financial and performance information presented for Mid Cap Stock Fund in reality reflects the historical operations of VISION Growth and Income Fund for all periods prior to October 15, 1999. This past performance does not necessarily predict future performance of Mid Cap Stock Fund and should be evaluated in light of the Fund's organization and the differences noted above. Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
* RISKS RELATED TO INVESTING FOR GROWTH. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
* RISKS RELATED TO INVESTING FOR VALUE. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
* RISKS RELATED TO COMPANY SIZE. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
* CLOSE OUT RISKS. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
* LEVERAGE RISKS. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



Performance Information
Risk/Return Bar Chart

Performance Over 3 Years

 Best Quarter



 Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.
The Fund's Institutional I Shares total return for the six month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's Mid Cap 400 Index (S&P Mid Cap 400), a broad-based market index and the Lipper Mid Cap Core Funds Average. The S&P Mid Cap 400 is a capitalization-weighted index that measures the performance of common stocks in the mid-range of the U.S. stock market. The Lipper Mid Cap Core Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

                                               START OF
 INSTITUTIONAL I SHARES                 1 YEAR PERFORMANCE(1)

 Return Before Taxes

 Return After Taxes on Distributions(2)

 Return After Taxes on Distributions
 and Sale of Fund Shares(2)

 S&P Mid Cap 400

 Lipper Mid Cap Core Funds Average

(1) The Fund's Institutional I Shares start of performance was August 18, 2003.
(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional I Shares.

Shareholder Fees

                                         INSTITUTIONAL I

 Fees Paid Directly From Your Investment None

Annual Fund Operating Expenses
(Before Waivers)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                                         INSTITUTIONAL I

 Management Fee(2)                       0.85%

 Distribution (12b-1) Fee                None

 Other Expenses(3)                       __%

 TOTAL ANNUAL FUND OPERATING EXPENSES(4) __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) The shareholder services provider voluntarily waived a portion of its fee. The shareholder services provider can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund's Institutional I Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __%

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
 Institutional I Shares
MTB MULTI CAP GROWTH FUND
Cusip: 55376T379 Symbol: ARCGX (Institutional I Shares)
Goal
Long-term capital appreciation.

Strategy

The Fund seeks its investment goal by investing, under normal market conditions, at least 80% of the value of its assets in common stocks and securities convertible into common stocks of companies within a broad range of market capitalizations. The Fund's Advisor will shift the emphasis among companies within the capitalization range according to changes in economic conditions, stock market fundamentals and other pertinent factors. In selecting securities for the Fund, the Advisor considers each company's current financial strength, as well as its revenue and earnings growth and the valuation of its stock. In doing so, the Fund's Advisor will seek to build a broadly diversified portfolio of stocks with above-average capital growth potential. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security's price or to hedge against its potential price volatility.
For the purposes of the 80% limitation, multi cap companies will be defined as companies with market capitalizations similar to companies in the Russell 3000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2007, the market capitalization of companies in the Russell 3000 Index ranged from $__ million to $__ billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining multi cap companies at time of purchase will likely differ from the range at June 30, 2007.

Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
* RISKS RELATED TO INVESTING FOR GROWTH. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
* RISKS RELATED TO COMPANY SIZE. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
* ACTIVE TRADING RISKS. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you may pay.
* CLOSE OUT RISKS. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
* LEVERAGE RISKS. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



Performance Information
Risk/Return Bar Chart

Performance Over 10 Years

 Best Quarter



 Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 3000 Growth Index (Russell 3000 Growth), a broad-based market index, and the Lipper Multi Cap Growth Funds Average. The Russell 3000 Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Growth measures the performance of the 3,000 largest U.S. companies based on market capitalization. The Lipper Multi Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown does reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

 INSTITUTIONAL I SHARES                 1 YEAR 5 YEARS 10 YEARS

 Return Before Taxes

 Return After Taxes on Distributions(1)

 Return After Taxes on Distributions
 and Sale of Fund Shares(1)

 Russell 3000 Growth

 Lipper Multi Cap Growth Funds Average

(1) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

Shareholder Fees

                                         INSTITUTIONAL I

 Fees Paid Directly From Your Investment None

Annual Fund Operating Expenses
(Before Waivers)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                                         INSTITUTIONAL I

 Management Fee(2)                       0.70%

 Distribution (12b-1) Fee                None

 Other Expenses(3)                       __%

 TOTAL ANNUAL FUND OPERATING EXPENSES(4) __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) The shareholder services provider voluntarily waived a portion of its fee. The shareholder services provider can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund's Institutional I Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __%

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
 Institutional I Shares

MTB SMALL CAP GROWTH FUND
Cusip: 55376T148 Symbol: ARPEX (Institutional I Shares)
Goal
Long-term capital appreciation.

Strategy

The Fund's Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of small cap companies. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities. In selecting investments for the Fund, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive "special" situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock's price. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security's price or to hedge against its potential price volatility.
For the purposes of the 80% limitation, small cap companies will be defined as companies with market capitalizations similar to companies in the S&P 600 Index or the Russell 2000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2007, the market capitalization of companies in the S&P SmallCap 600 Index ranged from $__ million to $__ billion, and the market capitalization of companies in the Russell 2000 Index ranged from $__ million to $__ billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining small cap companies at time of purchase will likely differ from the range at June 30, 2007.

Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
* RISKS RELATED TO INVESTING FOR GROWTH. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
* RISKS RELATED TO COMPANY SIZE. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
* RISKS OF FOREIGN INVESTING. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.
* ACTIVE TRADING RISKS. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you may pay.
* CLOSE OUT RISKS. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.
* LEVERAGE RISKS. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


Performance Information
Risk/Return Bar Chart

Performance Over 10 Years

 Best Quarter



 Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents the Fund's Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Growth Index (Russell 2000 Growth), a broad-based market index, and the Lipper Small Cap Growth Funds Average. The Russell 2000 Growth measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Small Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown does not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index or an average.
(For the calendar periods ended December 31, 2006)

 INSTITUTIONAL I SHARES                 1 YEAR 5 YEARS 10 YEARS

 Return Before Taxes

 Return After Taxes on Distributions(1)

 Return After Taxes on Distributions
 and Sale of Fund Shares(1)

 Russell 2000 Growth

 Lipper Small Cap Growth Funds Average

   (1)After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

Shareholder Fees

                                         INSTITUTIONAL I

 Fees Paid Directly From Your Investment None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                         INSTITUTIONAL I

 Management Fee(2)                       0.85%

 Distribution (12b-1) Fee                None

 Other Expenses(3)                       __%

 TOTAL ANNUAL FUND OPERATING EXPENSES(4) __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) The shareholder services provider voluntarily waived a portion of its fee. The shareholder services provider can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund's Institutional I Shares (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(4) Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.

 Total Waivers of Fund Expenses     __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVERS)           __%

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
 Institutional I Shares

MTB SMALL CAP STOCK FUND
Cusip: 55376T114 Symbol: MSCIX (Institutional I Shares)
Goal
To seek growth of capital.

Strategy

The Fund will invest substantially all, but under normal circumstances not less than 80% of the value, of its net assets in a diversified portfolio of equity securities (primarily common stock) of small cap companies. Equity securities include common and preferred stocks as well as convertible securities. Stocks purchased by the Fund generally will be traded on established U.S. markets and exchanges. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Fund's sub-advisors, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations) and Copper Rock Capital Partners, LLC (Copper Rock) (with respect to the growth style portion of the portfolio, where Copper Rock looks for companies which have above-average sales earnings growth).
For the purposes of the 80% limitation, small cap companies will be defined as companies with market capitalizations similar to companies in the S&P SmallCap 600 Index or the Russell 2000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2007, the market capitalization of companies in the S&P SmallCap 600 Index ranged from $__ million to $__ billion, and the market capitalization of companies in the Russell 2000 Index ranged from $__ million to $__ billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining small cap companies at time of purchase will likely differ from the range at June 30, 2007.



Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
* RISKS RELATED TO INVESTING FOR GROWTH. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
* RISKS RELATED TO INVESTING FOR VALUE. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
* RISKS RELATED TO COMPANY SIZE. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
Performance Information
Risk/Return Bar Chart

Performance Over 3 Years

 Best Quarter



 Worst Quarter



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.
The Fund's Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.
The Fund's Institutional I Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was __%.
Average Annual Total Return Table
The following table represents Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2006. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index (Russell 2000), a broad-based market index, and the Lipper Small Cap Core Funds Average. The Russell 2000 is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index which measures the performance of the 3,000 largest U.S. companies based on market capitalization. The Lipper Small Cap Core Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index or an average. The information presented above, for the periods prior to January 8, 2001, is the historical information for the Governor Aggressive Growth Fund. The quoted performance of the Small Cap Stock Fund includes performance of certain predecessor collective trust funds (commingled) accounts, for the periods dating back to July 1, 1994 and prior to the Small Cap Fund's commencement of operations on February 3, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. The commingled accounts were not registered with the SEC and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts performance may have been adversely affected.
(For the calendar periods ended December 31, 2006)

                                                       START OF
 INSTITUTIONAL I SHARES                         1 YEAR PERFORMANCE(1)

 Returns Before Taxes

 Returns After Taxes on Distributions(2)

 Returns After Taxes and Sale of Fund Shares(2)

 Russell 2000

 Lipper Small Cap Core Funds Average

(1)The Fund's Institutional I Shares start of performance date was August 18, 2003. (2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional I Shares.

Shareholder Fees

                                         INSTITUTIONAL I

 Fees Paid Directly From Your Investment None

Annual Fund Operating Expenses
(Before Waiver)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                                         INSTITUTIONAL I

 Management Fee(2)                       0.85%

 Distribution (12b-1) Fee                None

 Other Expenses                          __%

 TOTAL ANNUAL FUND OPERATING EXPENSES(3) __%

(1) The percentages shown are based on expenses for the entire fiscal year ended April 30, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
(2) The Advisor voluntarily waived a portion of the management fee. The Advisor can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was __% for the fiscal year ended April 30, 2007.
(3) Although not contractually obligated to do so, the Advisor waived certain amounts.
These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2007.
 Total Waiver of Fund Expenses      __%
 TOTAL ACTUAL ANNUAL FUND OPERATING
 EXPENSES (AFTER WAIVER)            __%

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
 Institutional I Shares

PRINCIPAL SECURITIES OF THE FUNDS



Principal Securities of the Funds
Stock Funds
The principal securities of each of the Funds listed below (each, a "Stock Fund," and collectively, the "Stock Funds") are marked with an "X".

                                                    LARGE  LARGE LARGE MID    MID   MULTI  SMALL  SMALL
                        EQUITY EQUITY INTERNATIONAL CAP    CAP   CAP   CAP    CAP   CAP    CAP    CAP
                        INCOME INDEX  EQUITY        GROWTH STOCK VALUE GROWTH STOCK GROWTH GROWTH STOCK
                        FUND   FUND   FUND          FUND   FUND  FUND  FUND   FUND  FUND   FUND   FUND

Equity Securities         X      X          X         X      X     X     X      X     X      X      X

Common Stocks             X      X          X         X      X     X     X      X     X      X      X

Preferred Stocks          X                 X         X      X     X     X      X     X      X      X

Convertible Securities    X                 X         X            X     X            X             X

Bank Instruments                                                   X

Foreign Securities                          X                      X                         X

Depositary Receipts                                   X      X     X     X      X     X

Derivative Contracts                        X                                                X

Futures Contracts                           X

Investing in Securities
of Other Investment
Companies                                   X         X            X                  X      X

Short Sales                                           X      X           X      X     X      X

Balanced Fund
The principal securities of the Balanced Fund are marked with an "X".

                            BALANCED FUND

 Equity Securities                X

 Common Stocks                    X

 Preferred Stocks                 X

 Fixed Income Securities          X

 Treasury Securities              X

 Agency Securities                X

 Corporate Debt Securities        X

 Mortgage Backed Securities       X

 Foreign Securities               X

Bond Funds
The principal securities of each of the Funds listed below (each, a "Bond Fund," and collectively, the "Bond Funds") are marked with an "X".

                                                                                            SHORT
                                             INTERMEDIATE- MARYLAND  NEW YORK  PENNSYLVANIA DURATION   SHORT-TERM U.S.
                                      INCOME TERM BOND     MUNICIPAL MUNICIPAL MUNICIPAL    GOVERNMENT CORPORATE  GOVERNMENT
                                      FUND   FUND          BOND FUND BOND FUND BOND FUND    BOND FUND  BOND FUND  BOND FUND

Fixed Income Securities                 X          X           X         X          X           X          X          X

Treasury Securities                     X          X                                            X          X          X

Agency Securities                       X          X                                            X          X          X

Corporate Debt Securities               X          X                                            X          X          X

Mortgage Backed Securities              X          X                                            X          X          X

Asset Backed Securities                 X          X                                            X          X          X

Tax-Exempt Securities                                          X         X          X

General Obligation Bonds                                       X         X          X

Special Revenue Bonds                                          X         X          X

Tax Increment Financing Bonds                                  X         X          X

Municipal Securities                                           X         X          X

Municipal Notes                                                X         X          X

Municipal Leases                                               X         X          X

Variable Rate Demand Instruments                               X         X          X

Swap Contracts - Credit Default Swaps   X          X                                                       X

Money Market Funds
The principal securities of each of the Funds listed below (each, a "Money Market Fund," and collectively, the "Money Market Funds") are marked with an "X".

                                 MONEY  NEW YORK TAX- PENNSYLVANIA TAX- PRIME        TAX-FREE     U.S. GOVERNMENT U.S. TREASURY
                                 MARKET FREE MONEY    FREE MONEY        MONEY MARKET MONEY MARKET MONEY MARKET    MONEY MARKET
                                 FUND   FUND          FUND              FUND         FUND         FUND            FUND

Fixed Income Securities            X          X               X              X            X              X              X

Treasury Securities                X                                         X                           X              X

Agency Securities                  X                                         X                           X

Corporate Debt Securities          X                                         X

Commercial Paper                   X                                         X

Tax-Exempt Securities                         X               X                           X

General Obligation Bonds                      X               X                           X

Special Revenue Bonds                         X               X                           X

Tax Increment Financing Bonds                 X               X                           X

Municipal Notes                               X               X                           X

Variable Rate Demand Instruments   X          X               X                           X

Repurchase Agreements              X                                         X                           X              X

PRINCIPAL SECURITIES OF THE FUNDS



Principal Securities of the Funds
The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds' Statement of Additional Information. Equity Securities
Equity securities (stocks) represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which certain Funds may invest.

COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock.
Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.
Fixed Income Securities
Fixed income securities (bonds) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following describes the principal types of fixed income securities in which a Fund may invest.

TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.
Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S.
Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.
A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.
Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

MORTGAGE BACKED SECURITIES
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

ASSET BACKED SECURITIES
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks.

ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

BANK INSTRUMENTS
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Advisor usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

CONVERTIBLE SECURITIES
Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.
Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. A Fund may invest in convertible securities rated below investment grade. See "Risks Associated with Non-Investment Grade Securities" herein.
International Equity Fund, Small Cap Stock Fund, Mid Cap Growth Fund, Multi Cap Growth Fund, Large Cap Growth Fund and Equity Income Fund treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

MUNICIPAL SECURITIES
Municipal securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax-exempt securities by their source of repayment.

TAX-EXEMPT SECURITIES
Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax
(AMT) for individuals and corporations.

GENERAL OBLIGATION BONDS
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

TAX INCREMENT FINANCING BONDS
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.
MUNICIPAL NOTES
Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

MUNICIPAL LEASES
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.
A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, a Fund may also invest directly in individual leases.

VARIABLE RATE DEMAND INSTRUMENTS
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates, and the repayment of their principal amount can be demanded.

Other Investments

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:
* it is organized under the laws of, or has a principal office located in, another country;
* the principal trading market for its securities is in another country; or
* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

DEPOSITARY RECEIPTS
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund (an Underlying Fund) may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

FOREIGN GOVERNMENT SECURITIES
Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.
Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.
DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.
Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counter-party. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, International Equity Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
International Equity Fund may also trade derivative contracts over-the-counter
(OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
International Equity Fund may trade in the following types of derivative contracts.
FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset (or index) at a specified price, date, and time. Entering into a contract to buy an underlying asset (or index) is commonly referred to as buying a contract or holding a long position in the asset (or index). Entering into a contract to sell an underlying asset (or index) is commonly referred to as selling a contract or holding a short position in the asset (or index). Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.



SWAP CONTRACTS

  A swap contract (also known as a swap) is a type of derivative contract in which two parties (each, a Couterparty) agree to pay each other (swap) the returns derived from designated (or underlying) securities, currencies, commodities, financial indices or other assets (Reference Instruments).
  Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.

CREDIT DEFAULT SWAPS

  A credit default swap (CDS) is a type of swap agreement between two parties whereby one party (the
  Protection Buyer) agrees to make payments over the term of the CDS to the other party (the Protection
  Seller), provided that no designated event of default, restructuring or other credit related event
  (each a Credit Event) occurs with respect to the Reference Instrument, which is usually a particular bond or the unsecured credit of a particular issuer
  (the Reference Obligation). Many CDSs are physically settled, which means that if a Credit Event occurs, the Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Obligation in exchange for delivery by the Protection Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the Deliverable
  Obligation). The Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be "cash settled," which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. If the Fund is a Protection Buyer and no Credit
  Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the
  Deliverable Obligation and receive a payment equal to the full notional value of the Reference
  Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable
  Obligation from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference
  Obligation and the Counterparty to the CDS. The
  Reference Instruments underlying each CDS will be of a credit quality at least equal to that of the credit quality required for investment in individual securities by the relevant Fund.

SHORT SALES

  The Fund may make short sales of securities listed on one or more national exchanges or on the NASDAQ
  Stock Market. A short sale is the sale of a stock that the Fund does not own (or will borrow for delivery), because the Fund believes the stock will decline in price or the Fund wants to hedge against potential price volatility of the stock. If the price of the stock declines, the Fund can buy the stock at a lower price and will make a profit. If the price of the stock rises, the Fund will incur a loss. When the Fund sells short, it borrows the stock from a broker "on margin,"and must pay interest to the broker on the margin amount until the stock is replaced by the Fund. In no event will the Fund engage in short sales transactions if it would cause the market value of all of the Fund's securities sold short to exceed 25% of it net assets. The value of the securities of any one issuer that may be shorted by the Fund is limited to the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of the issuer. The Fund may also "sell short against the box," i.e., the Fund owns securities identical to those sold short. Short sales against the box are not subject to the 25% limitation. Short sales are speculative in nature, and may reduce returns or increase volatility.



Special Transactions

REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor.
A Fund's custodian will take possession of the securities subject to repurchase agreements. The Advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks.

Non-Investment Grade Securities
Securities rated BB+ or lower by Standard & Poor's or Ba or lower by Moody's are considered to be non-investment grade securities (junk bonds).

Investing in Securities of Other Investment Companies
A Fund, and each underlying Fund, may invest their assets in securities of other investment companies, including exchange-traded funds (ETFs) and the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash.
The shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities. A Fund may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell ETF shares.
Pursuant to an SEC exemption, each of the Funds are permitted to invest in shares of the MTB Money Market Funds as a means of managing their uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

Other Investment Strategies

Portfolio Turnover (Stock and Bond Funds Only)
Each Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

Temporary Defensive Investments
The Funds (except the Money Market Funds and the Equity Index Fund) may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

Investment Ratings for Investment Grade Securities
The Advisor or sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's or sub-advisor's credit assessment that the security is comparable to investment grade.
Specific Risks of Investing in the Funds

Stock Market Risks
The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.
The Advisor or sub-advisor attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Risks Related to Investing for Growth
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Call Risks
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates.
Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.
Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.
A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund to their shareholders to be taxable.
Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.
Income from Maryland Municipal Bond Fund,
Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Tax-Free Money Market Fund, Pennsylvania
Tax-Free Money Market Fund and New York Tax-Free Money Market Fund may be subject to the alternative minimum tax (AMT). However, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund are required to limit to 20% that part of their income that would be subject to AMT.

Risks of Non-Diversification


Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund and New York Municipal Bond Fund are non-diversified. Compared to diversified mutual funds, each of these Funds may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases a Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund's Share price and performance.



Risks Associated With Non-Investment Grade Securities
The securities in which a Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Maryland Investment Risks
Maryland Municipal Bond Fund emphasizes investments in Maryland and is more subject to events that may adversely affect Maryland issuers compared to funds that invest in multiple states.
Maryland's economy is relatively diversified across the service, trade and government sectors. The high proportion of federal government jobs, which contributes to high wealth levels, made the state vulnerable to the recession and concurrent federal downsizing in the early 1990's; however, Maryland's economic growth rate has improved and is nearing the national average.

New York Investment Risks
New York Municipal Bond Fund and New York Tax-Free Money Market Fund emphasize investments in New York and are subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State. Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund or New York Tax-Free Money Market Fund's portfolio. The ability of these Funds to achieve their investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.
Additionally, the tragic events of September 11, 2001 may have adverse short-term or long-term economic effects on New York City.

Pennsylvania Investment Risks
Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund emphasize investments in Pennsylvania and are more subject to events that may adversely affect Pennsylvania issuers.
Pennsylvania's economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania exempt securities in the Pennsylvania Municipal Bond Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent Balanced Fund, International Equity Fund, Large Cap Value Fund and Small Cap Growth Fund and its Advisor and sub-advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Risks of Investing in Emerging Market Countries
Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed countries.
Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Currency Risks
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

Tracking Error Risks
Factors such as the Equity Index Fund's expenses, imperfect correlation between the fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage may affect its ability to achieve perfect correlation with its benchmarks. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, Equity Index Fund, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

Asset Allocation Risks
The Balanced Fund is subject to the risk that the Advisor's asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.

Active Trading Risks
The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you may pay.

Exchange-Traded Funds
An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.



Leverage Risks
  Leverage risk is created when an investment exposes the Fund to a level or risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Close Out Risks
  In a short sale transaction, close out risk is created by the ability of the broker to request at any time that the Fund close out its short position in the security. The broker's call request would force the Fund to purchase the security at its current market price, and thus could result in a loss to the Fund.



How are Shares Priced?
The Trust offers eight classes of Shares: Class A Shares, Class A2 Shares, Class B Shares, Class C Shares, Class S Shares, Corporate Shares, Institutional I Shares and Institutional II Shares. All Share classes have different sales charges and other expenses, which affect their performance, and which an investor bears directly or indirectly as a shareholder. Each Share class represents interests in a single portfolio of securities. This prospectus relates only to Corporate Shares, Institutional I Shares, Institutional II Shares and Class S Shares as shown in the chart below. These Share classes are not subject to a front-end or contingent deferred sales charge. Contact your financial intermediary or call the MTB Group of Funds at 800-836-2211 for more information about Class A Shares, Class A2 Shares, Class B Shares and Class C Shares.

                       CORPORATE INSTITUTIONAL I INSTITUTIONAL II CLASS S
 FUND                  SHARES    SHARES          SHARES           SHARES

 Money Market                           X               X            X
 U.S. Treasury Money
 Market

 Prime Money Market        X

 New York Tax-Free
 Money Market
 Pennsylvania Tax-Free
 Money Market
 Tax-Free Money Market                  X               X
 U.S. Government
 Money Market

 Bond, Balanced, and
 Stock Funds                            X

Each Money Market Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share. As noted below, the Money Market Funds' NAV is calculated twice each day that the New York Stock Exchange (NYSE) and Federal Reserve Board is open for business.
In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.
The NAV of Shares of the Bond, Balanced, and Stock Funds fluctuates and is generally based upon the market value of portfolio securities and other assets of the Fund. The NAV is determined at the end of regular trading of the NYSE, which is generally 4:00 p.m. (Eastern time) but may vary due to market circumstances or other reasons (NYSE Close) on each day the NYSE is open. Equity securities are generally valued according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter (OTC) market). Fixed income securities are generally valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at time of purchase may be valued at amortized cost. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. Investments in other open-end registered investment companies are valued at net asset value.
Trading in foreign securities may be completed at times which vary from the NYSE Close. In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the NYSE Close. Certain foreign currency exchange rates may also be determined at the latest rate prior to the NYSE Close. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m. Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the NYSE Close. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others. If a Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, or if the NYSE closes earlier than 4:00 p.m. Eastern time, the value of these securities, and therefore the Fund's assets, may change on days or at times you cannot purchase, redeem or exchange Shares of such Fund. In all cases, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.
The following table shows at what times the Funds calculate their NAV:

 FUND                               NAV CALCULATED (EASTERN TIME)

 Money Market
 Prime Money Market                 3:00 p.m. and
 U.S. Government Money Market       NYSE Close
 U.S. Treasury Money Market

 New York Tax-Free Money Market
 Pennsylvania Tax-Free Money Market 11:00 a.m. and
 Tax-Free Money Market              NYSE Close

 All Other Funds                    NYSE Close
A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund's Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.
Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time when the NAV is calculated.
In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.
The Funds' Board has authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.
There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.
To the extent any fund invests in other investment companies, the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

How to Purchase, Redeem, and Exchange Shares
For information about investing in Class S Shares of the Funds, please see "Information About Sweep Accounts" in this prospectus. For information about investing in Corporate Shares, please see "Corporate Class Only" in this prospectus.
When the NYSE is open for business, you may purchase, redeem, or exchange Shares by phone, mail, or wire through your financial intermediary or MTB Group of Funds, subject to daily cutoff times. Your order will be processed at the next calculated NAV after your order request is received by the Fund or its designated agent in proper form. The NYSE is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. In addition to the scheduled NYSE holidays noted above, the Federal Reserve wire system is scheduled to be closed on the following days: Columbus Day and Veterans' Day. The Funds do not issue share certificates and they reserve the right to reject any purchase request for any reason.
The Funds will only accept purchases from residents of the United States (including Guam, Puerto Rico, and the U.S. Virgin Islands) with U.S. mailing addresses.
To help the government fight the funding of terrorism and money laundering activities and to verify your identity, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.
Purchasing Shares
If you would like to purchase Shares of an MTB Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Shareholder Services department at 800-836-2211.

 MINIMUM INITIAL INVESTMENT AMOUNT

 Corporate Shares           $ 1,000,000

 Institutional I Shares     $ 100,000

 Institutional II Shares    $ 100,000

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.
Accounts with Low Balances
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250 (for Class S Shares, this is subject to the status of the Sweep Account). Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

Through Your Financial Intermediary
Shareholders normally purchase Shares through investment professionals and different types of customer accounts at financial intermediaries. You should read this prospectus together with any agreements between you and your financial intermediary to learn about procedures to follow, the services provided, the fees charged for those services, required earlier cutoff times than shown in this prospectus, and any restrictions and limitations imposed.

Directly With MTB Funds
To purchase Shares directly with the MTB Group of Funds, please call Shareholder Services at 800-836-2211.

Transactions by Telephone
Once your account is established, you may purchase, redeem or exchange Shares by telephone unless you have declined this privilege on your account application. Please call Shareholder Services at 800-836-2211.
The Funds reserve the right to modify or terminate the phone redemption and exchange privileges at any time.
Shareholders will be notified prior to any modification or termination. Your phone instructions may be electronically recorded for your protection. Shareholders who purchase shares by phone or accept the phone redemption or exchange privilege authorize the Trust and its agents to act upon their telephonic instructions for any account for which they have authorized such services. Redeeming or exchanging Shares over the phone is convenient, but not without risk. Although the Funds have created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following phone instructions we reasonably believe to be genuine. If you transact with the Fund over the phone, you will generally bear the risk of any loss.

Payment Methods
Payment may be made by check, Federal Reserve System wire, or Automated Clearing House (ACH). Please see "Limitations on Redemption Proceeds'' below for information on how your form of payment may impact the timing of redemption proceeds. Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you generally will receive Class A Shares (Class A2 Shares in the case of the MTB Money Market Fund). Each payment must be accompanied by your name, the Fund's name and Share class, and your account number (if established).

BY CHECK
Current shareholders can purchase additional Shares by sending a check to the MTB Group of Funds accompanied by purchase instructions. Make your check payable to (Name of the Fund and Class of Shares) and mail it to the MTB Group of Funds along with your application.
MTB Group of Funds P.O. Box 8477 Boston, MA 02266
If you are not a current shareholder, please call Shareholder Services at 800-836-2211 for information on how to purchase Shares. Purchase orders by mail for non-Money Market Funds are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received. However, payment may be delayed up to seven business days to allow your purchase payment to clear. Purchase orders by mail for Money Market Funds begin earning dividends on the day after the check is converted into federal funds.
The Funds do not accept cash, money orders, credit cards, travelers checks, or third party checks (for example, checks that are either not from the investor or made payable to a third party and endorsed over to MTB Funds).

BY FEDERAL RESERVE SYSTEM WIRE
Once your account is established, ask your bank to wire money to the Fund's custodian bank, accompanied by purchase instructions. For additional purchases, wire your money with instructions. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund purchases and what it means to you. The Funds are not responsible for delays in the receipt of wires.

                   YOUR PURCHASE                       YOUR PURCHASE
                   REQUEST IN                          REQUEST IN
                   PROPER ORDER/                       PROPER ORDER AND
                   FEDERAL FUNDS                       FEDERAL FUNDS
                   RECEIVED BEFORE:                    RECEIVED AFTER:
FUND TYPE          (EASTERN TIME)   RESULTS IN:        (EASTERN TIME)    RESULTS IN:

Tax-Free Money        11:00 a.m.    Dividends earned   11:00 a.m., but   Dividends earned
Market Funds                        that day           before NYSE Close beginning next day

Taxable Money         3:00 p.m.     Dividends earned   3:00 p.m., but    Dividends earned
Market Funds                        that day           before NYSE Close beginning next day

Bond, Balanced and NYSE Close       Receive that day's NYSE Close        Receive next
Stock Funds                         closing NAV                          calculated NAV

Send your wire to:

State Street Bank and Trust Company Boston, MA
Dollar Amount of Wire ABA Number: 011000028 Account Number 99026593 Attn: (MTB Fund Name)
Wire Order Number, Dealer Number or Group Number Nominee/Institution Name Further Credit To: (MTB Account name and number)
BY ACH
Once your account is established, you may purchase Fund Shares by transferring money via ACH from your checking or savings account to your Fund account. You will not begin earning dividends on Fund Shares until the ACH transaction settles, which could be as soon as the next business day.

Systematic Investment Program
Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $1000 or more through automatic deductions from your checking or savings account. To sign up for this program, please call the MTB Group of Funds for an application.
Redeeming Shares
To redeem shares you must provide us with your name, the Fund's name and Share class, your account number, the number of shares or dollar amount you wish to redeem, and your choice of Payment Option. If you do not specify a Payment Option, a check will be mailed to you at your address of record. Redemption requests for Shares held through an IRA account must be made by mail and not by phone.

BY TELEPHONE
To redeem Shares by telephone, please call Shareholder Services at 800-836-2211. You are automatically eligible to make phone redemptions unless you decline the privilege at the time you open your account. It is recommended that you provide the necessary information for the phone redemption option on your initial application. If you do not do this and later wish to take advantage of the phone redemption privilege, call the MTB Group of Funds for authorization forms. The MTB Group of Funds reserve the right to limit telephone redemptions to address of record to $50,000. Telephone redemption requests above $50,000 may be transferred to a linked M&T Bank account on record; otherwise you must submit a written request with a signature guarantee. Please contact MTB Shareholder Services for further information.

BY MAIL
Send your written request to the MTB Group of Funds.
MTB Group of Funds

P.O. Box 8477

Boston, MA 02266

PAYMENT OPTIONS
You may receive your redemption proceeds by check, Federal Reserve System wire, or ACH transfer to your designated bank account. See "Limitations on Redemption Proceeds" below for additional information about payment of redemption proceeds. The Funds reserve the right to charge a fee for outgoing wires and overnight check requests. The Funds may in its discretion waive this fee under special circumstances.

BY CHECK
Normally, a check for redemption proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days after receipt of a proper redemption request.
BY FEDERAL RESERVE SYSTEM WIRE
Wire transfers of redemption proceeds can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business. Certain financial institutions may charge a fee for the receipt of wire transfers. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund redemptions by wire and what it means to you.

                   YOUR REDEMPTION                     YOUR REDEMPTION
                   REQUEST IN                          REQUEST IN
                   PROPER ORDER                        PROPER ORDER
FUND TYPE/         RECEIVED BEFORE:                    RECEIVED AFTER:
NAME               (EASTERN TIME)   RESULTS IN:        (EASTERN TIME)    RESULTS IN:

Tax-Free Money        11:00 a.m.    Same day wire      11:00 a.m., but   Next day wire
Market Funds                                           before NYSE Close
                                    No dividends                         Dividends earned
                                    earned that day                      that day

                                                                         No dividends
                                                                         earned next day

Taxable Money         3:00 p.m.     Same day wire      3:00 p.m., but    Next day wire
Market Funds                                           before NYSE Close
                                    No dividends                         Dividends earned
                                    earned that day                      that day

                                                                         No dividends
                                                                         earned next day

Bond, Balanced and NYSE Close       Receive that day's NYSE Close        Receive next
Stock Funds                         closing NAV                          calculated NAV

                                    Next day wire                        Second day wire

BY ACH
You may have redemption proceeds sent directly to your checking or savings account via ACH transfer from the Fund. If you place your order by 3:00 p.m. (Eastern time), you will receive that day's closing NAV and any dividends earned that day. Since ACH transfers are processed overnight, you will not receive redemption proceeds until at least the second business day.

SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem Shares in a minimum amount of $1,000 on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call the MTB Group of Funds.
Additional Conditions

SIGNATURE GUARANTEES
For your protection  the  MTB  Group  of  Funds requires the Medallion Guarantee
(Stamp   2000   Medallion  Guarantee)  on  written   redemption   requests   and
instructions:
* when you are requesting a redemption of $50,000 or more;
* when you want a redemption to be sent to an address or bank account other than the one you have on record with the Fund;
* when you want the redemption payable to someone other than the shareholder of record; or
* when you request a bank account to be linked to your MTB Fund (all bank account owners must sign).
Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.
LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
* to allow your purchase to clear (as discussed below);
* during periods of market volatility;
* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
* during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check) or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.
In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
* when the NYSE is closed, other than customary weekend and holiday closings;
* when trading on the NYSE is restricted, as determined by the SEC; or
* in which an emergency exists,  as  determined  by the SEC, so that disposal of
the  Fund's  investments  or  determination  of  its  NAV   is   not  reasonably
practicable.
Any attempt to redeem Shares of a Money Market Fund through checkwriting before the purchase instrument has cleared will be automatically rejected.
You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.
Redemption in Kind
Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Redemption From Retirement Accounts
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchanging Shares
You may exchange Shares of a Fund for the same Share class of another MTB Fund. All exchange requests must include your name and account number, the Fund's name and Share class, the number of shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.
In order to exchange Shares you must submit your request in proper form and:
* meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);
* establish an account in the Fund you want to acquire if you do not have an account in that Fund;
* ensure that the account registrations are identical;
* receive a prospectus for the Fund into which you wish to exchange; and
* only exchange into a Fund that may be legally sold in your state of residence. An exchange is treated as a redemption and subsequent purchase and is a taxable transaction. The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.
BY TELEPHONE
To request an exchange, and for additional information about the exchange privilege, call the MTB Group of Funds. Below is a chart that shows the cutoff times for processing Fund exchanges and what it means to you.

                   YOUR EXCHANGE                YOUR EXCHANGE
                   REQUEST IN                   REQUEST IN
                   PROPER ORDER                 PROPER ORDER
                   RECEIVED BEFORE:             RECEIVED AFTER:
FUND TYPE          (EASTERN TIME)   RESULTS IN: (EASTERN TIME)  RESULTS IN:

Money Market Funds 3:00 p.m.        Same day    3:00 p.m.       Next day exchange
                                    exchange

All Other Funds    NYSE Close       Same day    NYSE Close      Next day exchange
                                    exchange

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.
You will automatically be eligible for phone exchanges, unless you decline this privilege at the time you open your account. It is recommended that you provide the necessary information for the phone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, call the MTB Group of Funds for authorization forms.
BY MAIL
Send your written request to the MTB Group of Funds.

SYSTEMATIC EXCHANGE PROGRAM
You may exchange Shares from one Fund into the same share class of another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $1,000 and are subject to limitations as described above. For more information and an application form for this Program, call the MTB Group of Funds.

Class S Shares Only
If you invest in Class S Shares through a sweep account you will receive sweep account materials describing the various features and operations of the sweep account from M&T Bank, as well as account opening forms. The sweep account materials should be reviewed in conjunction with this prospectus.

Corporate Class of Prime Money Market Fund
The Corporate Class will accept purchases on the following terms:
* $1 million minimum, on a non-aggregated basis, to open an account;
* additional purchases for existing accounts in any amount.
Eligible purchasers are limited to Corporate customers of M&T Corporate Trust, M&T Institutional Custody and M&T Securities, directed trustees of defined benefit plans, and commercial demand deposit account sweeps.
The Corporate Class will not accept the following purchases:
* personal trust or discretionary accounts;
* exchanges from existing MTB money market accounts, or purchases that result from the sale and reinvestment of existing MTB money market accounts.
Existing shareholders of the Corporate Class may continue to hold their shares and add to their accounts without regard to the stated minimums and restrictions.
Frequent Trading Policies

FLUCTUATING FUNDS. Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.
The Funds' Board has approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds' Shares. The Funds also monitor trading in Shares in an effort to identify disruptive trading activity. The Funds monitor trades into and out of the Funds within a period of 30 days or less, where both the purchase and sale are at least $100,000. The Funds may also monitor trades into and out of the Funds over periods longer than 30 days. Whether or not the specific monitoring limits are exceeded, the Funds' management or Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Shares. No matter how the Funds define their limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund's portfolio and its performance.
The Funds' frequent trading restrictions do not apply to purchases and sales of Shares of MTB Group of Funds ("Underlying Funds") by the MTB Managed Allocation Funds. The MTB Managed Allocation Funds impose the same frequent trading restrictions as the Underlying Funds at their shareholder level. In addition, allocation changes of the investing MTB Managed Allocation Fund are monitored, and the managers of the Underlying Fund must determine that there is no material adverse impact on the Underlying Fund or its shareholders. The intent of this exception is to allow managers of the MTB Managed Allocation Funds to accommodate cash flows that result from non-abusive trading in the MTB Managed Allocation Funds, and to reallocate portfolio investments of MTB Managed Allocation Funds among various Underlying Funds in accordance with the investment objectives of the MTB Managed Allocation Funds, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nevertheless, as with any trading in Fund Shares, purchases and redemptions of Underlying Fund Shares by the MTB Managed Allocation Funds could adversely affect the management of the Underlying Fund's portfolio and its performance.
The Funds' objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. To accomplish this, each financial intermediary must agree to provide, at the Funds' request, certain information regarding shareholders who hold accounts with or trade through such intermediary ("Investors"), and to execute written instructions from the Funds to restrict or prohibit further purchases or exchanges of Fund Shares by any Investor whom the Funds have identified as having violated this policy. However, despite these efforts, the Funds may not be able to detect all short-term trading, particularly shares held through financial intermediaries in multiple or omnibus accounts. This may mean that these restrictions may not be able to be applied uniformly in all cases.

The Adviser will provide to the Funds' Board a quarterly report of all potential occurrences which were detected during the preceding quarter, and a description of any action taken with respect thereto.
MONEY MARKET FUNDS. Given the short-term nature of the Money Market Funds' investments and their use of the amortized cost method for calculating the NAV of Money Market Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Money Market Funds will have significant adverse consequences for the Money Market Funds and their shareholders. For this reason and because the Money Market Funds are intended to be used as liquid short-term investments, the Funds' policies or procedures to discourage frequent or short-term trading do not apply to the Money Market Funds' Shares. However, the Money Market Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging shares of the Money Market Funds and other non-Money Market Funds if the Funds' management or Advisor determines from the amount, frequency or pattern of purchased and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the non-Money Market Funds and their shareholders.

Account and Share Information

Corporate Resolutions
Corporations and certain other organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

Confirmations and Account Statements
Except with respect to the Money Market Funds, you will receive written confirmation of purchases, redemptions and exchanges (except systematic transactions). Money Market Funds send monthly statements in lieu of share activity confirmations. Shareholders of all other Funds also will receive quarterly statements reporting all account activity, unless there is activity in the account in which case a monthly statement is sent, including systematic transactions, dividends and capital gains paid.

Retirement Investments
Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. Each Tax-Free Money Market Fund, the Maryland Municipal Bond Fund, the Pennsylvania Municipal Bond Fund, and the New York Municipal Bond Fund are generally not appropriate for retirement plans or IRA accounts. For further details, contact MTB Funds and consult a tax advisor.

Online Access
Shareholders of the Money Market Funds can view statements and performance information on-line by signing up on the MTB website at www.mtbfunds.com. For more information, contact the MTB Group of Funds.
Distribution of Fund Shares
Edgewood Services, Inc. (Distributor), whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).
Except for Class S Shares, the Fund's Distributor markets the Shares described in this prospectus to corporations, institutions or other entities investing for their own (including as a fiduciary) or their individual customers' accounts, directly or through a financial intermediary that has an agreement with the Distributor.
The Fund's Distributor markets the Class S Shares described in this prospectus to institutions and individuals and to customers who purchase Shares through cash management services, such as sweep accounts.
When the Distributor receives marketing fees it may pay some or all of them to financial intermediaries. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing Shares. Financial intermediaries include the Advisor and its affiliates. You should consult your financial intermediary to determine what types of compensation it may receive for selling Fund Shares.
From time to time in its sole discretion, the Distributor may institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other sources available to it, including amounts made available by the Distributor's affiliate (Federated Services Company), and the Advisor and its affiliates out of their reasonable profits and other resources. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Rule 12B-1 Plans (Corporate Shares,
Institutional II Shares and Class S Shares Only)
The Funds have adopted a Rule 12b-1 Plan on behalf of Corporate Shares, Institutional II Shares and Class S Shares offered by this Prospectus, which allows them to pay distribution fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily net assets of these share classes of the Funds, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. These fees may be paid to the Distributor, the Advisor and their affiliates. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees they pay from time to time in their sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares may pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

Shareholder Services Plans (Corporate Shares, Institutional I Shares and Class S Shares Only)
The Funds have adopted a Shareholder Services Plan on behalf of Corporate Shares, Institutional I Shares, and Class S Shares, which is administered by Federated Services Company to pay service fees to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing services to the Funds and their shareholders and maintaining shareholders accounts. M&T Securities, Inc. (M&T Securities) has entered into a shareholder services agreement with Federated Services Company under which it is entitled to receive a shareholder services fee for acting as shareholder servicing agent for the Funds, including providing shareholder assistance and communicating or facilitating purchases and redemptions of Shares.

Additional Payments to Financial Intermediaries
The Distributor and its affiliates (including Federated Services Company) may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (which may include the Advisor and its affiliates) to support the sale of Shares or provide services to Fund shareholders. The Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries including the Distributor and Federated Services Company) to support the sale of Shares or provide services to the Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fee arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.
Dividends and Capital Gains

                                                         DIVIDENDS DECLARED/
 FUND                                                    DIVIDENDS PAID

 International Equity Fund                               Annually/Annually
 Small Cap Stock Fund, Large Cap Growth Fund,
 Large Cap Stock Fund, Large Cap Value Fund,
 Mid Cap Growth Fund, Mid Cap Stock Fund,
 Multi Cap Growth Fund, Small Cap Growth Fund,

 Balanced Fund, Equity Index Fund, Large Cap Value Fund, Quarterly/Quarterly

 Equity Income Fund                                      Monthly/Monthly

 Money Market Fund, U.S. Treasury Money                  Daily/Monthly
 Market Fund, Income Fund, New York Tax-Free
 Money Market Fund, Pennsylvania Tax- Free Money
 Market Fund, Prime Money Market Fund,
 Tax-Free Money Market Fund, U.S. Government
 Money Market Fund, Intermediate-Term Bond Fund,
 Maryland Municipal Bond Fund, Pennsylvania Municipal
 Bond Fund, New York Municipal Bond Fund,
 Short Duration Government Bond Fund, Short-Term
 Corporate Bond Fund, U.S. Government Bond Fund

Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains.
The Money Market Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.
In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.
If you purchase Shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.
Tax Information
The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.
The Funds' distributions are expected to be as follows:

                                                   DISTRIBUTIONS ARE EXPECTED
 FUND                                              TO BE PRIMARILY:

 International Equity Fund, Multi Cap Growth Fund,
 Small Cap Growth Fund                             Capital Gains

 Balanced Fund, Equity Income Fund,
 Equity Index Fund, Large Cap Growth Fund,
 Large Cap Stock Fund, Large Cap Value Fund,
 Mid Cap Growth Fund, Mid Cap Stock Fund,
 Small Cap Stock Fund                              Dividends and Capital Gains

 Income Fund, Intermediate-Term Bond Fund,
 Money Market Fund, Maryland Municipal Bond Fund,
 New York Municipal Bond Market Fund,
 New York Tax-Free Money Market Fund,
 Pennsylvania Municipal Bond Fund,
 Pennsylvania Tax-Free Money Market Fund,
 Prime Money Market Fund,
 Short Duration Government Bond Fund,
 Short-Term Corporate Bond Fund,
 Tax-Free Money Market Fund,
 U.S. Government Bond Fund,
 U.S. Government Money Market Fund,
 U.S. Treasury Money Market Fund,                  Dividends

It is anticipated that distributions for Maryland Municipal Bond Fund, New York Municipal Bond Fund, New York Tax-Free Money Market Fund, Pennsylvania Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and Tax-Free Money Market Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although each of these Fund's dividends will be exempt from Maryland, New York or Pennsylvania state personal income tax to the extent that they are derived from interest on obligations exempt from Maryland, New York or Pennsylvania personal income taxes, respectively. Redemptions and exchanges are taxable sales. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Please consult your tax advisor regarding your federal, state and local tax liability. Portfolio Holdings Information
Information concerning each Fund's portfolio holdings is available in the "Funds & Performance" section of the MTB Group of Funds website at www.mtbfunds.com. A complete listing of each Fund's portfolio holdings as of the end of each month is posted on the website approximately 60 days after the end of the month and remains there until it is replaced with information for the next month. You may access this from the "Funds & Performance" page: click on "Fund Holdings," choose from the menu of "Equity Fund Holdings," "Fixed Income Holdings," or "Money Market Fund Holdings," and select the name of the Fund from the appropriate menu.
Summary portfolio composition information as of the close of each quarter is posted on the website approximately 30 days after the end of the quarter and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change:
* For Stock Funds, Bond Funds and Balanced Fund, identification of the Fund's top ten holdings;
* For Stock Funds, Bond Funds, Balanced Fund, and Money Market Funds, percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable.
You may access this from the "Funds & Performance" page: click on "Institutional Funds Quarterly Fact Sheets," and select the appropriate link opposite the name of the Fund.
In addition, each Fund's annual and semiannual reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. You may access this from the "Funds & Performance" page: click on "Prospectus & Fund Guide" and select the desired report from the following options: "Semi-Annual Report Money Market Funds," "Semi-Annual Report Fluctuating Funds" or "Annual Report." Each Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. Each of these fiscal quarter reports containing complete listings of the Fund's portfolio holdings is filed with the SEC within 60 days of the end of the reporting period at the SEC's website at www.sec.gov and posted on the Funds' website at www.mtbfunds.com.
Who Manages the Funds?
The Board of Trustees (the Board) governs the Funds. The Board selects and oversees the Advisor, MTB Investment Advisors, Inc. ("MTBIA"), a subsidiary of M&T Bank. The Advisor manages each Fund's assets, including buying and selling portfolio securities. The Advisor's address is 100 E. Pratt Street, 17th Floor, Baltimore, MD 21202.

M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of June 30, 2007, M&T Bank Corporation had over $__ billion in assets. MTBIA and entities affiliated with MTBIA or its predecessors have served as investment advisor to MTB Funds since 1988 and, as of June 30, 2007, it managed approximately $__ billion in assets. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.
For its services under an Advisory Contract, the Advisor receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund's average daily net assets as follows:

 FUND                                    ADVISORY FEE

 Money Market Fund                          0.40%

 New York Tax-Free Money Market Fund        0.40%

 Pennsylvania Tax-Free Money Market Fund    0.40%

 Prime Money Market Fund                    0.40%

 Tax-Free Money Market Fund                 0.40%

 U.S. Government Money Market Fund          0.40%

 U.S. Treasury Money Market Fund            0.40%

 Income Fund                                0.60%

 Intermediate-Term Bond Fund                0.70%

 Maryland Municipal Bond Fund               0.70%

 New York Municipal Bond Fund               0.70%

 Pennsylvania Municipal Bond Fund           0.70%

 Short Duration Government Bond Fund        0.60%

 Short-Term Corporate Bond Fund             0.70%

 U.S. Government Bond Fund                  0.70%

 Balanced Fund                              0.65%

 Equity Income Fund                         0.70%

 Equity Index Fund                          0.20%

 International Equity Fund                  1.00%

 Large Cap Growth Fund                      0.85%

 Large Cap Stock Fund                       0.85%

 Large Cap Value Fund                       0.70%

 Mid Cap Growth Fund                        0.85%

 Mid Cap Stock Fund                         0.85%

 Multi Cap Growth Fund                      0.70%

 Small Cap Growth Fund                      0.85%

 Small Cap Stock Fund                       0.85%

The Advisor may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.
In addition to the investment management services provided by MTBIA, MTBIA's affiliate M&T Securities, Inc. also provides administrative services to the Funds and is entitled to receive a maximum fee of 0.04% of the Funds' average daily net assets for such administrative services. M&T Securities, Inc. and its affiliates also may receive up to 0.25% of average daily net assets of the Funds' Corporate Shares, Institutional I Shares and Class S Shares for shareholder services under the Shareholder Services Plan described in "Shareholder Services Plans" and up to 0.25% of average daily net assets of the Funds' Institutional II Shares, Corporate Shares and Class S Shares for distribution services provided to the Funds under the Rule 12b-1 Plan described in "Rule 12b-1 Plans."
A discussion of the Board's review of the Funds' investment advisory contracts is available in the Funds' Semi-Annual Shareholder reports dated October 31, 2005.

Sub-Advisors
Pursuant to an exemptive order from the Securities and Exchange Commission, the Advisor (subject to the approval of the Board) may select and replace sub-advisors and amend Sub-Advisory agreements between the Advisor and the sub-advisors without obtaining shareholder approval. The foregoing applies to all Funds except MTB Money Market Fund.
The Advisor has entered into Sub-Advisory agreements with the following sub-advisors to manage the Funds indicated, subject to supervision of the Advisor and the Board, and in accordance with the investment objective and restrictions of the respective Funds. For their services, each sub-advisor receives a fee based upon a percentage of their respective Fund's average daily net assets, which is paid by the Advisor and not by the Fund.
LSV ASSET MANAGEMENT (LSV) sub-advises the value equity portions of International Equity Fund, Small Cap Stock Fund and Mid Cap Stock Fund. LSV is an active quantitative value equity money manager. As of June 30, 2007, LSV oversaw approximately $__ billion of client assets in equity portfolios for a variety of institutional investors including retirement plans, endowments, foundations, corporations and mutual fund sponsors. LSV's team of portfolio managers, who are supported by a team of quantitative analysts, manages the value equity portions of International Equity Fund, Small Cap Stock Fund and Mid Cap Stock Fund. The role of the portfolio management team includes making buy, sell and hold decisions, quantitative modeling, research, portfolio risk management and programming. The team conducts ongoing research relating to management of the value equity portions of the Funds.

LSV INTERNATIONAL EQUITY VALUE COMPOSITE PERFORMANCE INFORMATION
The following table presents the past performance of a composite of certain international equity value accounts managed by LSV Asset Management (LSV). The LSV International Equity Value composite is composed of all fee paying accounts under discretionary management by LSV in LSV's international equity value investment strategy that have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB International Equity Fund for which LSV is the subadviser. LSV has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment Performance Standards (GIPS{reg-trade-mark}). GIPS{reg-trade-mark} has not been involved in the preparation or review of this report. The GIPS{reg-trade-mark} method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund in their analysis of the historical experience of LSV in managing all international equity value portfolios with investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB International Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional I Shares of MTB International Equity Fund for the fiscal year ended April 30, 2007 were used.
The historical performance of the LSV International Equity Value composite is not that of any of the MTB Funds, including MTB International Equity Fund, and is not necessarily indicative of any Fund's future results. MTB International Equity Fund commenced operations on February 9, 1999, and LSV commenced managing the value style portion of the MTB International Equity Fund on October 25, 2005. The actual performance of the value style portion of the MTB International Equity Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB International Equity Fund's actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB International Equity Fund's actual performance for the period since October 25, 2005 through December 31, 2005 reflects a combination of the performance of the value style portion of the Fund, managed by LSV, with that of the core and growth style portions of the Fund (which are managed by other subadvisers); and
(ii) the Fund's actual performance for the period since October 25, 2005 reflects a single unitary investment style used by a single subadviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.
LSV INTERNATIONAL EQUITY VALUE COMPOSITE PERFORMANCE

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

                                                                                                                      SINCE
                                                                                                                    INCEPTION
INTERNATIONAL EQUITY VALUE COMPOSITE*                                                           1     3      5      JANUARY 1,
                                                                                              YEAR  YEARS  YEARS       1998

Composite net of all Institutional I Shares operating expenses

Composite gross of all operating expenses

Morgan Stanley Capital International - Europe, Australia, Far East Index{reg-trade-mark}
(MSCI EAFE)

Morgan Stanley Capital International - Europe, Australia, Far East Value
Index{reg-trade-mark}
(MSCI EAFE Value)

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                                               1998 1999 2000 2001 2002 2003 2004 2005 2006


Composite net of all Institutional I Shares operating expenses

Composite gross of all operating expenses

Morgan Stanley Capital International - Europe, Australia,
Far East Index{reg-trade-mark} (MSCI EAFE)

Morgan Stanley Capital International - Europe, Australia,
Far East Value Index{reg-trade-mark} (MSCI EAFE Value)

Because voluntary fee waivers limit the MTB International Equity Fund Institutional I Shares total operating expenses actually paid to __%, the performance of the composite net of advisory fees and expenses after giving effect to the voluntary fee waivers would have been:

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

                                                                                      SINCE INCEPTION
INTERNATIONAL EQUITY VALUE COMPOSITE*                          1 YEAR 3 YEARS 5 YEARS JANUARY 1, 1998

Composite net of all Institutional I Shares operating expenses

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                                               1998 1999 2000 2001 2002 2003 2004 2005 2006

Composite net of all Institutional I Shares operating expenses

*This is not the performance of MTB International Equity Fund. The International Equity Value composite includes all fee paying discretionary accounts managed by
LSV  in  LSV's  international  equity   value  investment  strategy  which  have
investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB International Equity Fund. As of December 31, 2006, the International Equity Value composite was composed of __ accounts totaling approximately $__ billion in assets.
LSV ASSET MANAGEMENT MID CAP VALUE COMPOSITE PERFORMANCE INFORMATION
The following table presents the past performance of a composite of certain mid cap value accounts managed by LSV Asset Management ("LSV"). The LSV Mid Cap Value composite is composed of all fee paying accounts under discretionary management by LSV in LSV's mid cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Mid Cap Stock Fund, for which LSV is the subadviser. LSV has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment Performance Standards (GIPS{reg-trade-mark}). GIPS{reg-trade-mark} has not been involved in the preparation or review of this report. The GIPS{reg-trade-mark} method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Mid Cap Stock Fund in their analysis of the historical experience of LSV in managing all mid cap value portfolios with investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Mid Cap Stock Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional I Shares of MTB Mid Cap Stock Fund for the fiscal year ended April 30, 2007 were used.
The historical performance of the LSV Mid Cap Value composite is not that of any of the MTB Funds, including MTB Mid Cap Stock Fund, and is not necessarily indicative of any Fund's future results. MTB Mid Cap Stock Fund commenced operations on July 1, 1994, and LSV commenced managing the value style portion of the MTB Mid Cap Stock Fund on December 8, 2004. The actual performance of the value style portion of the MTB Mid Cap Stock Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB Mid Cap Stock Fund's actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB Mid Cap Stock Fund's actual performance for the period since December 8, 2004 reflects both the performance of the value style portion of the Fund, as well as the performance of the growth style portion of the Fund (which is managed by MTBIA); and (ii) the Fund's actual performance for the period prior to December 8, 2004 reflects a single unitary investment style used by a single adviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.
LSV MID CAP VALUE COMPOSITE PERFORMANCE

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

                                                                                       SINCE INCEPTION
MID CAP VALUE COMPOSITE*                                       1 YEAR 3 YEARS 5 YEARS SEPTEMBER 1, 1997

Composite net of all Institutional I Shares operating expenses

Composite gross of all operating expenses

Russell Mid Cap Value Index

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                            1997** 1998 1999 2000 2001 2002 2003 2004 2005 2006

Composite net of all Institutional I Shares operating expenses

Composite gross of all operating expenses

Russell Mid Cap Value Index

Because the adviser voluntarily agreed to limit the MTB Mid Cap Stock Fund Institutional I Shares total operating expenses to __%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

                                                                                       SINCE INCEPTION
MID CAP VALUE COMPOSITE*                                       1 YEAR 3 YEARS 5 YEARS SEPTEMBER 1, 1997

Composite net of all Institutional I Shares operating expenses

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                            1997** 1998 1999 2000 2001 2002 2003 2004 2005 2006

Composite net of all Institutional I Shares operating expenses

* This is not the performance of MTB Mid Cap Stock Fund. The Mid Cap Value composite includes all fee paying discretionary accounts managed by LSV in LSV's mid cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Mid Cap Stock Fund. As of December 31, 2006, the Mid Cap Value composite was composed of __ accounts totaling approximately $__ billion.
**For the period September 1, 1997 to December 31, 1997.
LSV ASSET MANAGEMENT SMALL CAP VALUE COMPOSITE PERFORMANCE INFORMATION
The following table presents the past performance of a composite of certain small cap value accounts managed by LSV Asset Management ("LSV"). The LSV Small Cap Value composite is composed of all fee paying accounts under discretionary management by LSV in LSV's small cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Small Cap Stock Fund, for which LSV is the subadvisor. LSV has prepared the gross performance data shown for the composite in compliance with the Global Investment Performance Standards (GIPS). GIPS{reg-trade-mark} has not been involved in the preparation or review of this report. The GIPS{reg-trade-mark} method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Small Cap Stock Fund in their analysis of the historical experience of LSV in managing all small cap value portfolios with investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Small Cap Stock Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional I Shares of MTB Small Cap Stock Fund for the fiscal year ended April 30, 2007 were used.
The historical performance of the LSV Small Cap Value composite is not that of any of the MTB Funds, including MTB Small Cap Stock Fund, and is not necessarily indicative of any Fund's future results. MTB Small Cap Stock Fund commenced operations on July 1, 1994, and LSV commenced managing the value style portion of the MTB Small Cap Stock Fund on June 30, 2001. The actual performance of the value style portion of the MTB Small Cap Stock Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB Small Cap Stock Fund's actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB Small Cap Stock Fund's actual performance for the period since June 30, 2001, reflects both the performance of the value style portion of the Fund, as well as the performance of the growth style portion of the Fund (which is managed by another subad-viser); and (ii) the Fund's actual performance for the period prior to June 30, 2001 reflected a single unitary investment style used by a single adviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.
LSV SMALL CAP VALUE COMPOSITE PERFORMANCE

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

                                                                                      SINCE INCEPTION
SMALL CAP VALUE COMPOSITE*                                     1 YEAR 3 YEARS 5 YEARS FEBRUARY 1, 1997

Composite net of all Institutional I Shares operating expenses

Composite gross of all operating expenses

Russell 2000 Value Index

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                            1997** 1998 1999 2000 2001 2002 2003 2004 2005 2006

Composite net of all Institutional I Shares operating expenses

Composite gross of all operating expenses

Russell 2000 Value Index

Because the adviser voluntarily agreed to limit the MTB Small Cap Stock Fund Institutional I Shares total operating expenses to __%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

                                                                                      SINCE INCEPTION
SMALL CAP VALUE COMPOSITE*                                     1 YEAR 3 YEARS 5 YEARS FEBRUARY 1, 1997

Composite net of all Institutional I Shares operating expenses

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                            1997** 1998 1999 2000 2001 2002 2003 2004 2005 2006

Composite net of all Institutional I Shares operating expenses

* This is not the performance of MTB Small Cap Stock Fund. The Small Cap Value composite includes all fee paying discretionary accounts managed by LSV in LSV's small cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB Small Cap Stock Fund. As of December 31, 2006, the Small Cap Value composite was composed of __ accounts totaling approximately $__ billion.
**For the period February 1, 1997 to December 31, 1997.
SSGA FUNDS MANAGEMENT, INC. (SSGA FM) sub-advises the core style portion of the MTB International Equity Fund. SSgA FM is one of the SSgA companies that constitute the investment management business of State Street Corporation. Its principal business address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. SSgA is the largest institutional fund management company in the world with $__ trillion in assets under management as of June 30, 2007. SSgA FM manages $__ billion as of June 30, 2007. SSgA FM makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

SSGA INTERNATIONAL ALPHA COMPOSITE PERFORMANCE INFORMATION
The following table presents the past performance of a composite of certain international equity core accounts managed by State Street Global Advisors
(SSgA), an affiliate of SSgA Funds Management, Inc. (SSgA FM), which serves as the subadviser to the core style portion of the MTB International Equity Fund. The performance information provided is not the performance of SSgA FM, but the performance of its affiliate, SSgA. The portfolio managers for the accounts/funds in the composite are dual employees of SSgA and SSgA FM and as a result, manage all client accounts, regardless of account type, in this strategy for both advisors. The performance of SSgA, rather than SSgA FM, is being shown because SSgA FM does not have sufficient performance in this investment strategy. The SSgA International Alpha composite is composed of all fee paying accounts under discretionary management by SSgA in SSgA's international equity core investment strategy that have investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund, for which SSgA is the subad-viser. SSgA has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment Performance Standards (GIPS{reg-trade-mark}). GIPS{reg-trade-mark} has not been involved in the preparation or review of this report. The GIPS{reg-trade-mark} method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table do not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund in their analysis of the historical experience of SSgA in managing all international equity core portfolios with investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional I Shares of MTB International Equity Fund for the fiscal year ended April 30, 2007 were used.
The historical performance of the SSgA International Alpha composite is not that of any of the MTB Funds, including MTB International Equity Fund, and is not necessarily indicative of any Fund's future results. MTB International Equity Fund commenced operations on February 9, 1999, and SSgA FM commenced managing the core style portion of the MTB International Equity Fund on October 25, 2005. The actual performance of the core style portion of the MTB International Equity Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB International Equity Fund's actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB International Equity Fund's actual performance for the period since October 25, 2005 reflects a combination of the performance of the core style portion of the Fund, managed by SSgA FM, with that of the growth and value style portions of the Fund (which are managed by other subadvisers); and (ii) the Fund's actual performance for the period prior to October 25, 2005 reflects a single unitary investment style by a single subadviser. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.
SSGA INTERNATIONAL ALPHA COMPOSITE PERFORMANCE

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

                                                                                                                          SINCE
                                                                                                                        INCEPTION
INTERNATIONAL ALPHA COMPOSITE*                                                                     1 YEAR   3     5    JANUARY 1,
                                                                                                          YEARS YEARS     1998

Composite net of all Institutional I Shares operating expenses

Composite gross of all operating expenses

Morgan Stanley Capital International - Europe, Australia, Far East Index{reg-trade-mark} (MSCI
EAFE)

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                                               1998 1999 2000 2001 2002 2003 2004 2005 2006

Composite net of all Institutional I Shares operating expenses

Composite gross of all operating expenses

Morgan Stanley Capital International - Europe, Australia,
Far East Index{reg-trade-mark} (MSCI EAFE)

Because voluntary fee waivers limit the MTB International Equity Fund Institutional I Shares total operating expenses actually paid to __%, the performance of the composite net of advisory fees and expenses after giving effect to the voluntary fee waivers would have been:

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

                                                                                      SINCE INCEPTION
INTERNATIONAL ALPHA COMPOSITE*                                 1 YEAR 3 YEARS 5 YEARS JANUARY 1, 1998

Composite net of all Institutional I Shares operating expenses

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                                               1998 1999 2000 2001 2002 2003 2004 2005 2006

Composite net of all Institutional I Shares operating expenses

* This is not the performance of MTB International Equity Fund. The International Alpha composite includes all fee paying discretionary accounts managed by SSgA in SSgA's international equity core investment strategy which have investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund. As of December 31, 2006, the International Alpha composite was composed of nine accounts totaling approximately $__ billion.


Effective November 1, 2006,COPPER ROCK CAPITAL PARTNERS, LLC (COPPER ROCK) sub-advises the growth equity portion of MTB Small Cap Stock Fund. Copper Rock was formed and began operations in February 2005 and its principal business address is 200 Clarendon Street, 52nd Floor, Boston, Massachusetts 02116. Copper Rock is a 60% indirect subsidiary of Old Mutual plc, a financial services company headquartered in London, England. As of August 31, 2006, Copper Rock managed approximately $951 million in assets. Copper Rock has had past experience managing mutual funds. Copper Rock manages the growth equity portion of Small Cap Stock Fund, makes decisions with respect to and place orders for all purchases and sales of the growth equity securities, and maintains the records relating to such purchases and sales.NWQ INVESTMENT MANAGEMENT COMPANY LLC (NWQ) sub-advises Large Cap Value Fund. NWQ is a registered investment advisor that was founded in 1982 and most recently reorganized in August 2002 as a Delaware limited liability company. NWQ is a 97%-owned subsidiary of Nuveen Investments, Inc. NWQ's principal business address is 2049 Century Park East, 16th Floor, Los Angeles, California 90067. As of June 30, 2007, NWQ managed approximately $__ billion in assets. NWQ has had past experience managing mutual funds. NWQ manages Large Cap Value Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

NWQ LARGE CAP VALUE COMPOSITE PERFORMANCE INFORMATION
The following table presents the past performance of a composite of certain large cap value accounts managed by NWQ, which serves as the subadviser to the MTB Large Cap Value Fund. The NWQ Large Cap Value composite is composed of all fee paying accounts under discretionary management by NWQ that have large cap value investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. NWQ has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment Performance Standards (GIPS{reg-trade-mark}). GIPS{reg-trade-mark} has not been involved in the preparation or review of this report. The gross performance data was calculated on an asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs and custodial fees, without provision for federal and state income taxes, if any. The GIPS{reg-trade-mark} method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Large Cap Value Fund in their analysis of the historical experience of NWQ in managing all large cap value portfolios with investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional I Shares of MTB Large Cap Value Fund for the fiscal year ended April 30, 2006 were used.
The historical performance of the NWQ Large Cap Value composite is not that of any of the MTB Funds, including MTB Large Cap Value Fund, and is not necessarily indicative of any Fund's future results. MTB Large Cap Value Fund commenced operations on September 26, 1997, and NWQ commenced managing the MTB Large Cap Value Fund on December 8, 2004. The actual performance of the MTB Large Cap Value Fund (which is presented in this prospectus) may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite. The aggregate returns of the accounts comprising the composite may not reflect the returns of any particular account managed by NWQ.

NWQ LARGE CAP VALUE COMPOSITE PERFORMANCE

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

LARGE CAP VALUE COMPOSITE*                                     1 YEAR 3 YEARS 5 YEARS 10 YEARS


Composite net of all Institutional I Shares operating expenses

Composite gross of all operating expenses

Standard & Poor's 500/Citigroup Value Index

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                            1997 1998 1999 2000 2001 2002 2003 2004 2005 2006


Composite net of all Institutional I Shares operating expenses

Composite gross of all operating expenses

Standard & Poor's 500/Citigroup Value Index

Because the adviser voluntarily agreed to limit the MTB Large Cap Value Fund Institutional I Shares total operating expenses to __%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

LARGE CAP VALUE COMPOSITE*                                     1 YEAR 3 YEARS 5 YEARS 10 YEARS


Composite net of all Institutional I Shares operating expenses

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                            1997 1998 1999 2000 2001 2002 2003 2004 2005 2006


Composite net of all Institutional I Shares operating expenses

* This is not the performance of MTB Large Cap Value Fund. The Large Cap Value composite includes all fee paying discretionary accounts managed by the Managers which have large cap value investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. As of December 31, 2006, the Large Cap Value composite was composed of __ accounts totaling approximately $__ million.

DEPRINCE, RACE & ZOLLO, INC. (DRZ) sub-advises Equity Income Fund. DRZ is a registered investment advisor formed in April 1995 and substantially owned by three principals, Gregory M. DePrince, John D. Race and Victor A. Zollo, Jr. DRZ's principal business address is 250 Park Avenue South, Suite 250, Winter Park, FL 32789. As of June 30, 2007, DRZ managed approximately $__ billion in assets. DRZ has had past experience managing mutual funds. DRZ manages Equity Income Fund and the value equity component of Balanced Fund, makes decisions with respect to and places orders for all purchases and sales of portfolio securities with respect thereto, and maintains the records relating to such purchases and sales.

DEPRINCE, RACE & ZOLLO, INC. LARGE CAP VALUE COMPOSITE PERFORMANCE INFORMATION The following table presents the past performance of a composite of certain large cap value accounts managed by DePrince, Race & Zollo, Inc. ("DRZ"). The DRZ Large Cap Value composite is composed of all fee paying accounts under discretionary management by DRZ in DRZ's large cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the MTB Equity Income Fund, for which DRZ is the subadviser. DRZ has calculated the gross performance data for the composite shown in the table on an asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs and custodial fees, without provision for federal and state income taxes, if any. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Equity Income Fund in their analysis of the historical experience of DRZ in managing all large cap value portfolios with investment objectives, policies and strategies substantially similar to those of the MTB Equity Income Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional I Shares of MTB Equity Income Fund for the fiscal year ended April 30, 2007 were used.
The historical performance of the DRZ Large Cap Value composite is not that of any of the MTB Funds, including MTB Equity Income Fund, and is not necessarily indicative of any Fund's future results. MTB Equity Income Fund commenced operations on November 18, 1996, and DRZ commenced managing the MTB Equity Income Fund on December 8, 2004. The actual performance of the MTB Equity Income Fund (which is presented in this prospectus) may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.
DRZ LARGE CAP VALUE COMPOSITE PERFORMANCE

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

LARGE CAP VALUE COMPOSITE*                                     1 YEAR 3 YEARS 5 YEARS 10 YEARS


Composite net of all Institutional I Shares operating expenses

Composite gross of all operating expenses

Standard & Poor's 500 Index

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                            1997 1998 1999 2000 2001 2002 2003 2004 2005 2006


Composite net of all Institutional I Shares operating expenses

Composite gross of all operating expenses

Standard & Poor's 500 Index

Because the adviser voluntarily agreed to limit the MTB Equity Income Fund Institutional I Shares total operating expenses to __%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

LARGE CAP VALUE COMPOSITE*                                     1 YEAR 3 YEARS 5 YEARS 10 YEARS


Composite net of all Institutional I Shares operating expenses

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                            1997 1998 1999 2000 2001 2002 2003 2004 2005 2006


Composite net of all Institutional I Shares operating expenses

* This is not the performance of MTB Equity Income Fund. The Large Cap Value composite includes all fee paying discretionary accounts managed by DRZ in DRZ's large cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the MTB Equity Income Fund. As of December 31, 2006, the Large Cap Value composite was composed of __ accounts totaling approximately $__ billion.

HANSBERGER GLOBAL INVESTORS, INC. (HGI) sub-advises the growth equity component of the International Equity Fund. HGI is a wholly-owned subsidiary of Hansberger Group, Inc., a privately held corporation. It was founded in 1994 and its principal business address is 401 East Las Olas Blvd., Suite 1700, Fort Lauderdale, FL 33301. HGI is an indirect, majority-owned subsidiary of IXIS Asset Management US Group, L.P., which, together with certain of HGI's employees, owns 100% of HGI. IXIS Asset Management US Group is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly and indirectly, by four large affiliated French financial services entities:
Natixis (formerly Natexis Banques Populaires), an investment banking and financial services firm; the Caisse Nationale des Caisses d'Epargne (CNCE), a financial institution owned by French regional savings banks known as the Caisses d'Epargne and by CDC (as defined below); the Banque Federale des Banques Populaires; and by CNP Assurances, a large French life insurance company. In addition, the Caisse des Depots et Consignations (CDC), a public sector financial institution created by the French government in 1816, is a shareholder of both CNCE and CNP Assurances, although it is contemplated that its interest in CNCE will be repurchased by CNCE in the near future. As of June 30, 2007, HGI managed approximately $__ billion in assets. HGI manages the growth equity component of International Equity Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

HGI TAX-EXEMPT INTERNATIONAL GROWTH EQUITY COMPOSITE PERFORMANCE INFORMATION
The following table presents past performance of a composite of certain accounts managed by Hansberger Global Investors, Inc. (HGI), which serves as the subadvisor to the growth style portion of the MTB International Equity Fund. All returns are shown in US$ terms.
HGI is a registered investment advisor specializing in the management of global and international equity portfolios. The HGI Tax-Exempt International Growth Equity Composite consists of all fully discretionary portfolios, run by HGI's Growth Team, that invest in equities of companies domiciled outside of the U.S. and that have no tax burden.1 To receive a complete list of the firm's composites and/or a complete presentation that adheres to the GIPS standards, contact Marketing at Hansberger Global Investors, Inc, 401 East Las Olas Blvd, Ft. Lauderdale, FL 33301 or call 954-522-5150.
Hansberger Global Investors, Inc. claims compliance with the Global Investment Performance Standards (GIPS{reg-trade-mark}). GIPS{reg-trade-mark} has not been involved with or reviewed Hansberger Global Investors, Inc.'s claim of compliance.
For the period from July 1996 through December 1998 the track record presented here consists of portfolios managed by this same team while employed by Indago Capital Management in Toronto, Ontario, an affiliate of The Canada Life Assurance Company, an investment advisor not affiliated with Hansberger Global Investors, Inc.
Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by Institutional I Shares of MTB International Equity Fund for the fiscal year ended April 30, 2007 were used.
The historical performance of the HGI Tax-Exempt International Growth Equity Composite is not that of any MTB Funds, including the MTB International Equity Fund, and is not necessarily indicative of any Fund's future results. MTB International Equity Fund commenced operations on February 9, 1999, and HGI commenced managing the growth style portion of the MTB International Equity Fund on October 25, 2005. The actual performance of the growth style portion of the MTB International Equity Fund (which is not presented in this prospectus) may vary significantly from past performance of the composite. Moreover, MTB International Equity Fund's actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB International Equity Fund's actual performance for the period since October 25, 2005 will reflect a combination of the performance of the growth style portion of the Fund, managed by HGI, with that of the value and core style portions of the Fund (which are managed by other subadvisers); and
(ii) the Fund's actual performance
1 Since the MTB International Equity Fund is not tax-managed, HGI has advised that the Fund is appropriate for inclusion in the composite. for the period prior to October 25, 2005 reflects a single unitary investment style used by a single subadvisor. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.
HGI TAX-EXEMPT INTERNATIONAL GROWTH EQUITY COMPOSITE PERFORMANCE

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

                                                                                      SINCE INCEPTION
HGI TAX-EXEMPT INTERNATIONAL GROWTH EQUITY COMPOSITE*          1 YEAR 3 YEARS 5 YEARS  JULY 31, 1996


Composite net of all Institutional I Shares operating expenses

Composite gross of all operating expenses

Morgan Stanley Capital International All Country
World Index Ex-US{reg-trade-mark} (MSCI ACWI Ex-US)

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                              1997 1998 1999 2000 2001 2002 2003 2004 2005 2006


Composite net of all Institutional I Shares operating expenses

Composite gross of all operating expenses

Morgan Stanley Capital International
All Country World Index Ex-US{reg-trade-mark}
(MSCI ACWI Ex-US)

Because the adviser voluntarily agreed to limit the MTB International Fund Institutional I Shares total operating expenses to __%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2006:

                                                                                      SINCE INCEPTION
HGI TAX-EXEMPT INTERNATIONAL GROWTH EQUITY COMPOSITE*          1 YEAR 3 YEARS 5 YEARS  JULY 31, 1996


Composite net of all Institutional I Shares operating expenses

CALENDAR YEAR TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31:

                                            1997 1998 1999 2000 2001 2002 2003 2004 2005 2006


Composite net of all Institutional I Shares operating expenses

* This is not the performance of MTB International Equity Fund. The HGI Tax-Exempt International Growth Equity composite includes all fee paying discretionary accounts managed by HGI in HGI's international equity growth investment strategy which have investment objectives, policies and strategies substantially similar to those of the growth style portion of the MTB International Equity Fund. As of December 31, 2006, the HGI Tax-Exempt
International Growth Equity Composite was composed of __ accounts totaling approximately $__ billion.
Portfolio Managers

FUND                                MANAGER(S)

International Equity Fund           Puneet Mansharamani, CFA (LSV) (value portion)
                                    Josef Lakonishok (LSV) (value portion)
                                    Robert W. Vishny (LSV) (value portion)
                                    Menno Vermeulen, CFA (LSV) (value portion)
                                    Paul Moghtader, CFA (SSgA FM) (core portion)
                                    Craig S. Scholl, CFA (SSgA FM) (core portion)
                                    Thomas R. H. Tibbles, CFA (HGI) (growth portion)
                                    Barry A. Lockhart, CFA (HGI) (growth portion)
                                    Trevor Graham, CFA (HGI) (growth portion)
                                    Patrick Tan (HGI) (growth portion)

Small Cap Growth Fund               James Thorne, Ph.D.
                                    Bradley A. Williams
                                    Steven Crain

Small Cap Stock Fund                Josef Lakonishok (LSV) (value portion)
                                    Robert Vishny (LSV) (value portion)
                                    Menno Vermeulen, CFA (LSV) (value portion)
                                    Puneet Mansharamani, CFA (LSV) (value portion)
                                    Tucker Walsh (Copper Rock) (growth portion)
                                    Michael Malouf, CFA (Copper Rock) (growth portion)





Mid Cap Growth Fund                 William F. Dwyer, CFA
                                    Mark Schultz, CFA

Mid Cap Stock Fund                  Josef Lakonishok (LSV) (value portion)
                                    Robert Vishny (LSV) (value portion)
                                    Menno Vermeulen, CFA (LSV)
                                    (value portion)
                                    Puneet Mansharamani, CFA (LSV) (value portion)
                                    William F. Dwyer, CFA (growth portion)
                                    Mark Schultz, CFA (growth portion)

Multi Cap Growth Fund
                                    Allen J. Ashcroft, Jr. (large cap
                                    Mark Schultz, CFA (mid cap)
                                    William F. Dwyer, CFA (mid cap)
                                    James Thorne, Ph.D. (small cap)


Large Cap Growth Fund               Allen J. Ashcroft, Jr.


Large Cap Stock Fund                William F. Dwyer, CFA
                                    Mark Schultz, CFA

Equity Index Fund                   Peter C. Hastings, CFA
                                    Clarence W. Woods, Jr.

Large Cap Value Fund                Jon D. Bosse, CFA (NWQ)
                                    E.C. (Ted) Friedel, CFA (NWQ)

Equity Income Fund                  Gregory M. DePrince, CFA (DRZ)
                                    Jill S. Lynch (DRZ)

Balanced Fund                       Allen J. Ashcroft, Jr. (growth equity portion)
                                    James M. Hannan (fixed income portion)
                                    Gregory M. DePrince, CFA (DRZ) (value equity portion)
                                    Jill S. Lynch (DRZ) (value equity portion)

Intermediate-Term Bond Fund         Wilmer C. Stith III, CFA
FUND                                MANAGER(S)

Income Fund                         James M. Hannan
                                    Wilmer C. Stith III, CFA

Short-Term Corporate Bond Fund      Wilmer C. Stith III, CFA

Maryland Municipal Bond Fund        Susan L. Schnaars, CFA, CPA

Pennsylvania Municipal Bond Fund    Susan L. Schnaars, CFA, CPA

New York Municipal Bond Fund        Mark Tompkins, CFA

U.S. Government Bond Fund           James M. Hannan
                                    Wilmer C. Stith III, CFA

Short Duration Government Bond Fund James M. Hannan
                                    Robert J. Truesdell

Portfolio Manager Responsibilities
The following is information about how Funds with multiple Portfolio Managers allocate responsibilities for day-to-day management. Please see "Portfolio Manager Biographies" below for background information about Portfolio Managers for all Funds.
INTERNATIONAL EQUITY FUND - Josef Lakonishok, Robert Vishny, Menno Vermeulen and Puneet Mansharamani jointly manage the value portion of the International Equity Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. Paul Moghtader and Craig Scholl jointly manage the core portion of the International Equity Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. The growth portion of International Equity Fund is team managed. Thomas R. H. Tibbles, as team leader, has ultimate authority and veto power over all buy and sell decisions. All team members are responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions.
SMALL CAP GROWTH FUND - James Thorne, Ph.D., Bradley A. Williams and Steven Crain jointly manage the Small Cap Growth Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.
SMALL CAP STOCK FUND - Josef Lakonishok, Robert Vishny, Menno Vermeulen and Puneet Mansharamani jointly manage the value portion of the Small Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. Tucker Walsh, Head of Portfolio Management, and Michael Malouf, Portfolio Manager, jointly managed the growth portion of the Small Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.
MID CAP GROWTH FUND - William F. Dwyer, CFA and Mark Schultz jointly manage the Mid Cap Growth Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.
MID CAP STOCK FUND - Josef Lakonishok, Robert Vishny, Menno Vermeulen and Puneet Mansharamani jointly manage the value portion of the Mid Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. William F. Dwyer and Mark Schultz jointly manage the growth portion of the Mid Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.
MULTI CAP GROWTH FUND - Allen J. Ashcroft, Jr., Mark Schultz, William F. Dwyer, CFA, and James Thorne jointly manage the Multi Cap Growth Fund. Mr. Ashcroft makes decisions on purchases and sales, and sector and capitalization weightings, on the large cap portion of the Multi Cap Growth Fund, Mr. Dwyer and Mr. Schultz agree on purchases and sales, and jointly decide on sector and capitalization weightings on the mid cap portion of the Multi Cap Growth Fund, and Mr. Thorne makes decisions on purchases and sales, as well as sector and capitalization weightings on the small cap portion of the Multi Cap Growth Fund. LARGE CAP STOCK FUND - William F. Dwyer, CFA and Mark Schultz jointly manage the Large Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.
EQUITY INDEX FUND - Peter C. Hastings and Clarence W. Woods, Jr. jointly manage the Equity Index Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.
LARGE CAP VALUE FUND - Jon D. Bosse has primary responsibility for driving the research process for the firm's large cap portfolio strategy, and in conjunction with the firm's investment professionals, developing a model portfolio for NWQ's clients. E.C. (Ted) Friedel participates in that process and has primary responsibility for overseeing the strategy's implementation and investment for Large Cap Value Fund.
EQUITY INCOME FUND - Gregory M. DePrince, with the help of his Co-Portfolio Manager Jill S. Lynch, oversees the portfolio management, research and trading functions as they relate to the firm's large-cap value discipline.
BALANCED FUND - Allen J. Ashcroft, Jr. manages the growth equity component of the Balanced Fund and James M. Hannan manages the fixed income component of the Balanced Fund. Gregory M. DePrince, with the help of his Co-Portfolio Manager Jill S. Lynch, oversees the portfolio management, research and trading functions as they relate to the value equity component of the Balanced Fund. Mr. Hannan is responsible for allocating and reallocating the Balanced Fund's assets among the growth equity, value equity and fixed income components of the Fund.
INCOME FUND - James M. Hannan and Wilmer C. Stith III jointly manage the Income Fund. They agree on purchases and sales, and jointly decide on sector and duration management strategies.
U.S. GOVERNMENT BOND FUND - James M. Hannan and Wilmer C. Stith III jointly manage the U.S. Government Bond Fund. They agree on purchases and sales, and jointly decide on sector and duration management strategies.
SHORT DURATION GOVERNMENT BOND FUND - James M. Hannan and Robert J. Truesdell jointly manage the Short Duration Government Bond Fund. They agree on purchases and sales, and jointly decide on sector and duration management strategies.

Portfolio Manager Biographies
ALLEN J. ASHCROFT, JR. has been a Senior Portfolio Manager of MTBIA since April 2007, a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of AllFirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. Mr. Ashcroft has more than 27 years of experience in investment research and equity analysis. He earned his B.A. from the University of Pittsburgh.
JON D. BOSSE, CFA, is a Portfolio Manager and the Chief Investment Officer for NWQ Investment Management Company LLC (NWQ). Prior to joining NWQ in 1996, Mr. Bosse spent ten years with ARCO Investment Management Company where, in addition to managing a value-oriented fund, he was the Director of Equity Research. Mr. Bosse received his B.A. in Economics from Washington University, St. Louis, where he was awarded the John M. Olin Award for excellence in economics, and graduated summa cum laude. He received his M.B.A. from the Wharton Business School, University of Pennsylvania. He is an active member of the Los Angeles Society of Financial Analysts. In addition, he is a CFA Charterholder and is a member of the CFA Institute.
STEVEN R. CRAIN, CFA, is a Vice President and
Portfolio Manager with MTBIA. Mr. Crain has over
10 years of investment experience and joined MTBIA as an equity analyst in August 1997. From December
2004 to April 2007, Mr. Crain served as the
Assistant Portfolio Manager for the MTB Small Cap
Growth Fund. In addition to his portfolio management responsibilities, Mr. Crain also serves as a Senior Equity Research Analyst, where he focuses mainly on the Healthcare Services, Medical
Devices, Healthcare IT and Life Science Tools industries. Mr. Crain earned his B.S. in Finance and M.B.A. from Canisius College and his M.S. in Finance from the University of Rochester Simon
School of Business. He is a CFA Charterholder.

GREGORY M. DEPRINCE, CFA, is a Co-Founder and Partner of DePrince, Race & Zollo, Inc. (DRZ). He is responsible for the value income investment process, which is the cornerstone of the firm. Mr. DePrince oversees the portfolio management, research and trading functions as they relate to the firm's large-cap value discipline. Prior to forming DRZ, Mr. DePrince was a Director and Partner at SunBank Capital Management. Prior to that, he was Director of special equity investments at ASB Capital Management in Washington, D.C., where he was Portfolio Manager for the equity income fund and special equity fund. Mr. DePrince is a CFA Charterholder and received his Bachelor of Fine Arts from Wittenberg University and Masters of Business Administration from George Washington University.
WILLIAM F. DWYER, CFA, has been a Senior Portfolio Manager of MTBIA since April 2007, the President and Chief Investment Officer of MTBIA since April 2003 and a Senior Vice President of M&T Bank since 2000. He was also the Chief Investment Officer of M&T Bank from 2000 to 2003. Mr. Dwyer earned his MBA from Western New England College in Springfield, Massachusetts and is a CFA Charterholder.
E.C. (TED) FRIEDEL, CFA, is a Portfolio Manager and Managing Director of NWQ. Prior to joining NWQ in 1983, Mr. Friedel spent eleven years with Beneficial Standard Investment Management Company where he managed several large institutional portfolios. He was a senior member of the firm's investment committee and was instrumental in the development of investment policy. Mr. Friedel graduated from the University of California at Berkeley, B.S., and received his M.B.A. from Stanford University. He is an active member of the Los Angeles Society of Financial Analysts. In addition, he is a CFA Charterholder and is a member of the CFA Institute.
TREVOR GRAHAM, CFA, joined HGI in 2004 and serves as Vice President, Research. Prior to joining HGI, Mr. Graham maintained several different positions, including portfolio management and fundamental analyst for Phillips, Hager and North Investment Management Ltd., where he was employed from 1996 to 2004. He is a CFA Charterholder.
JAMES M. HANNAN is responsible for several separately managed institutional portfolios in addition to his portfolio management duties. Mr. Hannan has been Vice President and a Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. He was a Portfolio Manager of AllFirst Bank from 1987 until its acquisition by M&T Bank in April 2003. He has more than 18 years of experience in the investment industry.
Mr. Hannan earned his B.S. from the University of Maryland and his M.B.A. from George Washington University.
PETER C. HASTINGS, CFA, has been a Vice President and Portfolio Manager of MTBIA since 1997. He earned his B.A. from Dickinson College and is a CFA Charterholder. Mr. Hastings has more than 11 years of experience in the investment industry.
JOSEF LAKONISHOK has served as Chief Executive Officer, Partner and Portfolio Manager for LSV since its founding in 1994. He has more than 25 years of investment research experience. In addition to his duties at LSV, Mr. Lakonishok serves as the William G. Karnes Professor of Finance at the University of Illinois at Urbana-Champaign.
BARRY A. LOCKHART, CFA, joined HGI in 1999 and serves as Senior Vice President. Prior to joining HGI he was a portfolio manager of foreign equity securities for Indago Capital Management. Prior to 1997, Mr. Lockhart was a senior investment analyst for Canada Life Investment Management with responsibilities in the U.S., Far East, European and Latin American equity markets. He began his career in the investment industry in 1989. Mr. Lockhart is a CFA Charterholder.
JILL S. LYNCH. Ms. Lynch is a partner of DRZ and is a senior research analyst for the firm's large-cap value discipline. Prior to joining DRZ in 1995, she was employed at SunBank Capital Management as a research analyst in the value area. Ms. Lynch received her Bachelor of Science in Finance from the University of Central Florida and a Masters of Business Administration from Rollins College in Winter Park, Florida.
MICHAEL MALOUF, CFA, joined Copper Rock in 2005 as a founding partner and has served as President and Portfolio Manager since then. Prior to joining
Copper Rock he was a portfolio manager at Neuberger Berman and RCM Capital Management. Mr.
Malouf held the position of Managing Director and Head of Small Cap Growth Investing at Neuberger
Berman. He holds a B.S. in Finance from Arizona
State University and has over 16 years of investment industry experience. Mr. Malouf is a CFA Charterholder.

PUNEET MANSHARAMANI, CFA, joined LSV in 2000 and is a Partner and Portfolio Manager. He previously served as a Quantitative Analyst for LSV. Prior to joining LSV, Mr. Mansharamani was an Analyst at Institutional Trust National City Corporation. He has more than 7 years of investment experience. Mr. Mansharamani is a CFA Charterholder and earned a B.S. in Engineering from Delhi University, Delhi College of Engineering in 1997 and an M.S. in Engineering at Case Western Reserve University, Case School of Engineering in 2001.

PAUL MOGHTADER, CFA, is a Principal of SSgA and SSgA FM. He joined the firm in 1998 and is the head of the Global Active Equity Team. Mr. Moghtader received an M.B.A. from the J.L. Kellogg Graduate School of Management at Northwestern University and a B.A. in Economics from Macalester College. Mr. Moghtader is a CFA Charterholder.
THOMAS R. PIERCE, CFA, is an Administrative Vice President and has been with M&T Bank since January 1995. He has been a Vice President and Portfolio Manager of MTBIA since April 2003. Prior to joining M&T, Mr. Pierce was employed by Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a CFA Charterholder. He has a B.A. in Economics from Washington University, and an MBA from the University of Chicago.
CRAIG S. SCHOLL, CFA, is a Principal of SSgA and SSgA FM. He joined the firm in 2000 and is a member of the Global Active Equity Team. Mr. Scholl received a Bachelor of Science degree in Finance and Television Production from Syracuse University. He is a CFA Charterholder.
SUSAN L. SCHNAARS, CFA, CPA, is responsible for managing several large institutional accounts, in addition to her portfolio management duties. She has been a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. She was a Portfolio Manager of AllFirst Bank from 1992 until its acquisition by M&T Bank in April 2003. Ms. Schnaars is a CFA Charterholder and a Certified Public Accountant, and has more than 17 years of experience in the investment industry. She earned her B.S. and M.S. from Drexel University.
MARK SCHULTZ, CFA, has been a Senior Portfolio Manager of MTBIA since April 2007, a Vice President and Portfolio Manager of MTBIA since April 2003 and a Vice President of M&T Bank since July 2001. In addition to his portfolio management duties, as an analyst, Mr. Schultz focuses on commercial services and supply companies. Prior to joining M&T Bank, Mr. Schultz worked as a portfolio manager with Caldwell Securities Ltd. in Toronto, Canada from June 1996 to September 1999, and was engaged in the process of becoming a permanent U.S. resident from September 1999 through July 2001. He began his career with Royal Bank of Canada in country risk analysis and multinational corporate banking. Mr. Schultz is a CFA charterholder and received his doctorate in politics from the University of Oxford.
WILMER C. STITH III, CFA, has been a Vice President and Portfolio Manager of MTBIA since 1996. In addition to his portfolio management duties, he manages fixed income, separate accounts and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 14 years of experience in the investment industry. He is a CFA Charterholder. Mr. Stith earned his B.A. from Kenyon College and his M.B.A. from Loyola College in Maryland.
PATRICK TAN, Research Analyst, joined HGI in 1999. Prior to joining HGI, Mr. Tan was an Analyst at Indago Capital Management in Toronto, an affiliate of Canada Life from July 1997 to March 1999. He received a B.A. from the University of Toronto and has more than five years of investment-related experience.
JAMES THORNE, PH.D., has been a Senior Portfolio Manager of MTBIA since April 2007 and a Vice President and Portfolio Manager of MTBIA since April 2003, concentrating on equity selections as well as economic forecasting in addition to his portfolio management duties. Mr. Thorne has also been a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to 1994 Mr. Thorne was a professor at the Schulich School of Business and at Bishop's University. Mr. Thorne received his Ph.D. in Economics, in the fields of Finance and Industrial Organization from York University in June 1993.
THOMAS R. H. TIBBLES, CFA, joined HGI in 1999 and serves as Managing Director of Canada. Prior to joining HGI he was Head of the Global Equity Team at Indago Capital Management in Toronto, an affiliate of Canada Life. From 1993 to joining Indago in 1996, he served as Vice President, International Equities for Sun Life Investment Management, managing a portfolio of non-North America equity securities for pension and mutual fund clients. Mr. Tibbles began his career in the investment industry in 1986. Mr. Tibbles is a CFA Charterholder.
MARK TOMPKINS, CFA, has been a Vice President and a Portfolio Manager for MTBIA since April 2003. He is responsible for managing fixed income portfolios. He has also been an Assistant Vice President of M&T Bank since August 1998. Prior to joining M&T Bank in August 1998, Mr. Tompkins spent over 4 years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and a M.B.A. in Finance and Accounting from Syracuse University. He is a CFA Charterholder.
ROBERT J. TRUESDELL has been a Vice President and Portfolio Manager of MTBIA since 2003, and is an Administrative Vice President of M&T Bank, which he joined as Vice President and Fixed Income Manager in 1988. He has supervised the management of U.S. Government Bond Fund since its inception. Mr. Truesdell oversees the MTB Money Market Funds. He holds an M.B.A. in Accounting from the State University of New York at Buffalo.
MENNO VERMEULEN, CFA, has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. He has more than 13 years of investment and research experience. Prior to joining LSV, Mr. Vermeulen served as a portfolio manager for ABP Investments. He is a CFA Charterholder.
ROBERT VISHNY has served as a Partner and Portfolio Manager of LSV since its founding in 1994. He has more than 18 years of investment and research experience.
TUCKER WALSH joined Copper Rock in February 2005 as a founding partner and has served as Chief
Executive Officer and Head of Portfolio Management since then. Prior to joining Copper Rock, he was a Managing Director and Head of the Small Cap Growth team at State Street Research from 1997 to 2005.
Mr. Walsh earned a B. A. in Economics from
Washington & Lee University and has over 15 years of industry experience.
BRADLEY A. WILLIAMS is a Portfolio Manager and
Senior Equity Research Analyst with MTBIA. He covers Computer Hardware, Storage and Peripherals,
Semi-Conductors and Semi-Conductor Equipment. Mr.
Williams joined MTBIA in October 2005 with 15 years experience in investment analysis. Prior to joining MTBIA, Mr. Williams managed ASB Capital
Management's active equity Core and Relative Value investment portfolios from 2003 to 2005. He also held analyst and portfolio management positions with a private investment fund from 2000 through 2002. Mr. Williams holds a B.B.A. from the University of Wisconsin.

CLARENCE W. WOODS, JR. has been a Vice President and Portfolio Manager of, and Chief Equity Trader for, MTBIA since 1996. In addition to his portfolio management duties, he heads the equity-trading unit. Prior to joining MTBIA, he was a Vice President and Chief Equity Trader with Mercantile Safe Deposit & Trust Company in Baltimore, MD, where he managed the Equity Trading Department. Mr. Woods has more than 22 years experience in the investment industry.
The Funds' SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Funds.
Financial Highlights
The following financial highlights are intended to help you understand the financial performance of each MTB Group of Fund's Corporate Shares (formerly Institutional Shares), Institutional I Shares, Institutional II Shares and Class S Shares for the past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains. MTB Large Cap Stock Fund, MTB Equity Index Fund, MTB Equity Income Fund, MTB Mid Cap Growth Fund, MTB Small Cap Growth Fund, MTB Multi Cap Growth Fund, MTB Balanced Fund, MTB Income Fund, MTB Intermediate-Term Bond Fund, MTB Short-Term Corporate Bond Fund, MTB Maryland Municipal Bond Fund, MTB Pennsylvania Municipal Bond Fund, MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund and MTB Pennsylvania Tax-Free Money Market Fund (the "ARK Survivors") acquired one or more corresponding portfolios of the ARK Funds in a tax free reorganization on August 15, 2003 or August 22, 2003. One designated ARK Fund was deemed the "accounting survivor." The following financial information incorporates the operations of these funds as portfolios of the ARK Funds prior to August 15, 2003 or August 22, 2003. The financial information for the ARK Survivors for the periods prior to August 15, 2003 or August 22, 2003 has been audited by KPMG LLP.
Prior to August 15, 2003, MTB Group of Funds was known as Vision Group of Funds.

The information for the MTB Group of Funds has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds' audited financial statements, is included in the April 30, 2007 Annual Report of the Trust.


 MTB Group of Funds
 Financial Highlights
 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[to be filed by amendment]









HOW TO OBTAIN MORE INFORMATION ABOUT MTB GROUP OF FUNDS
Statement of Additional Information (SAI)
A Statement of Additional Information (SAI) dated August 31, 2007, is incorporated by reference into this prospectus. Additional information about the Fund's invest ments is available in the SAI and in the Annual and Semi-Annual Reports to shareholders of the MTB Group of Funds as they become available. The Annual Report discusses market conditions and investment strategies that sig nificantly affected the Funds' performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call (800) 836-2211.
These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions) are available on MTB's website at www.mtbfunds.com.

To Obtain More Information:
PHONE: Call 1-800-836-2211
WEB: www.mtbfunds.com
AUTOMATED PRICE, YIELD, AND PERFORMANCE INFORMATION-24 HOURS A DAY, 7 DAYS A
WEEK:
Call 1-800-836-2211
SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about MTB Group of Funds, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov.
Cusip 55376V 853
Cusip 55376V 846
Cusip 55376V 838
Cusip 55376V 887
Cusip 55376V 879
Cusip 55376T 262
Cusip 55376T 254
Cusip 55376V 309
Cusip 55376V 408
Cusip 55376T 445
Cusip 55376T 775
Cusip 55376T 429
Cusip 55376T 411
Cusip 55376T 841
Cusip 55376T 320
Cusip 55376T 221
Cusip 55376V 705
Cusip 55376T 346
Cusip 55376T 288
Cusip 55376T 544
Cusip 55376T 189
Cusip 55376T 858
Cusip 55376T 817
Cusip 55376T 304
Cusip 55376T 601
Cusip 55376T 668
Cusip 55376T 882
Cusip 55376T 692
Cusip 55376T 742
Cusip 55376T 379
Cusip 55376T 478
Cusip 55376T 510
Cusip 55376T 114
Cusip 55376T 148
Investment Advisor
MTB Investment Advisors, Inc.
100 E. Pratt St.
17th Floor
Baltimore, MD 21202 www.mtbia.com

Distributor
Edgewood Services, Inc.

5800 Corporate Drive

Pittsburgh, PA 15237-5829

Co-Administrator
M&T Securities, Inc.

One M&T Plaza

Buffalo, NY 14203

Co-Administrator
Federated Services Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Sub-Advisors to MTB International Equity Fund
SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Center

Boston, MA 02111-2900

Hansberger Global Investors, Inc.
401 East Las Olas Blvd.
Suite 1700
Fort Lauderdale, FL 33301

Sub-Advisor to MTB Small Cap Stock Fund
Copper Rock Capital Partners, LLC
200 Clarendon Street
52nd Floor
Boston, Massachusetts 02116

Sub-Advisor to MTB International Equity Fund, Mid Cap Stock Fund and MTB Small Cap Stock Fund
LSV Asset Management

One North Wacker Drive

Suite 4000

Chicago, IL 60606

Sub-Advisor to MTB Equity Income Fund and MTB Balanced Fund
DePrince, Race & Zollo, Inc.

250 Park Avenue South

Suite 250

Winter Park, FL 32789

Sub-Advisor to MTB Large Cap Value Fund
NWQ Investment Management Company LLC

2049 Century Park East

16th Floor

Los Angeles, CA 90067

Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services, Inc.

2 Heritage Drive North

Quincy, MA 02171

Custodian and Fund Accountant
State Street Corporation

P.O. Box 8609

Boston, MA 02266-8609

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072
SEC File No. 811-5514 28563 (8/07)

We are pleased to send you this Prospectus for MTB Group of Funds. The prospectus contains important information about your investments in MTB Group of Funds.
Since we are required by law to send a prospectus to each person listed as a shareholder, you (or your household) may receive more than one prospectus. 1-800-836-2211 / mtbfunds.com
MTB FUNDS
100 E. PRATT STREET 15TH FLOOR
BALTIMORE, MD 21202

www.mtbia.com
MTB-PRO-003-0807









                                             STATEMENT OF ADDITIONAL INFORMATION

                                             CLASS A, CLASS B AND CLASS C SHARES

                                                                 CLASS A2 SHARES

                                                                CORPORATE SHARES

                                                          INSTITUTIONAL I SHARES

                                                         INSTITUTIONAL II SHARES

                                                                 CLASS S SHARES







                               MTB GROUP OF FUNDS



                      STATEMENT OF ADDITIONAL INFORMATION





                                August 31, 2007

CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND INSTITUTIONAL I SHARES

MTB SHORT DURATION GOVERNMENT BOND FUND

MTB SHORT-TERM CORPORATE BOND FUND

MTB U.S. GOVERNMENT BOND FUND

MTB NEW YORK MUNICIPAL BOND FUND

MTB PENNSYLVANIA MUNICIPAL BOND FUND

MTB MARYLAND MUNICIPAL BOND FUND

MTB VIRGINIA MUNICIPAL BOND FUND*

MTB INTERMEDIATE-TERM BOND FUND

MTB INCOME FUND

MTB BALANCED FUND

MTB EQUITY INCOME FUND

MTB LARGE CAP VALUE FUND

MTB EQUITY INDEX FUND

MTB LARGE CAP STOCK FUND

MTB LARGE CAP GROWTH FUND

MTB MULTI CAP GROWTH FUND

MTB MID CAP STOCK FUND

MTB MID CAP GROWTH FUND

MTB SMALL CAP STOCK FUND

MTB SMALL CAP GROWTH FUND+

MTB INTERNATIONAL EQUITY FUND



CLASS A SHARES, INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

MTB NEW YORK TAX-FREE MONEY MARKET FUND**

MTB PENNSYLVANIA TAX FREE MONEY MARKET FUND

MTB TAX FREE MONEY MARKET FUND

MTB U.S. GOVERNMENT MONEY MARKET FUND



CLASS A SHARES AND CLASS B SHARES

MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH

MTB MANAGED ALLOCATION FUND - MODERATE GROWTH

MTB MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH



CLASS A SHARES, CLASS S SHARES, INSTITUTIONAL I SHARES AND INSTITUTIONAL II
      SHARES

MTB U.S. TREASURY MONEY MARKET FUND



CLASS A SHARES, CLASS A2 SHARES, CLASS B SHARES, CLASS S SHARES, INSTITUTIONAL I
      SHARES AND INSTITUTIONAL II SHARES

MTB MONEY MARKET FUND



CORPORATE SHARES

MTB PRIME MONEY MARKET FUND





*OFFERS CLASS A SHARES ONLY
**OFFERS CLASS A SHARES AND INSTITUTIONAL I SHARES ONLY
+ONLY MTB SMALL CAP GROWTH FUND OFFERS CLASS C SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the Prospectuses for the Funds dated August 31, 2007.

This SAI incorporates by reference the Funds' Annual and Semi-Annual Reports. Obtain the Prospectuses, Annual or Semi-Annual Report without charge by calling
(800) 836-2211; in the Buffalo area call (716) 635-9368.


CONTENTS
HOW ARE THE FUNDS ORGANIZED?
SECURITIES IN WHICH THE FUNDS INVEST
INVESTMENT RISKS
FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICIES
INVESTMENT LIMITATIONS
DETERMINING MARKET VALUE OF SECURITIES
WHAT DO SHARES COST?
HOW ARE THE FUNDS SOLD?
EXCHANGING SECURITIES FOR SHARES
SUBACCOUNTING SERVICES
REDEMPTION IN KIND
ACCOUNT AND SHARE INFORMATION
TAX INFORMATION
WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?
FEES PAID BY THE FUNDS FOR SERVICES
HOW DO THE FUNDS MEASURE PERFORMANCE?
FINANCIAL INFORMATION
INVESTMENT RATINGS
ADDRESSES                                                BACK COVER
APPENDIX                                                 BACK COVER

Cusip 55376V861  Cusip 55376T643  Cusip 55376V846  Cusip 55376T379
Cusip 55376V804  Cusip 55376T635  Cusip 55376V838  Cusip 55376T478
Cusip 55376V200  Cusip 55376T106  Cusip 55376V887  Cusip 55376T510
Cusip 55376T460  Cusip 55376T205  Cusip 55376V879  Cusip 55376T114
Cusip 55376T452  Cusip 55376T403  Cusip 55376T262  Cusip 55376T148
Cusip 55376T338  Cusip 55376T502  Cusip 55376T254  Cusip 55376T775
Cusip 55376T270  Cusip 55376T684  Cusip 55376V309  Cusip 55376V796
Cusip 55376T247  Cusip 55376T676  Cusip 55376V408
Cusip 55376T239  Cusip 55376T700  Cusip 55376T445
Cusip 55376T213  Cusip 55376T809  Cusip 55376T437
Cusip 55376T197  Cusip 55376T726  Cusip 55376T429
Cusip 55376V507  Cusip 55376T718  Cusip 55376T411
Cusip 55376V606  Cusip 55376T767  Cusip 55376T841
Cusip 55376T361  Cusip 55376T759  Cusip 55376T320
Cusip 55376T353  Cusip 55376T395  Cusip 55376T221
Cusip 55376T312  Cusip 55376T387  Cusip 55376V705
Cusip 55376T296  Cusip 55376T494  Cusip 55376T346
Cusip 55376T569  Cusip 55376T486  Cusip 55376T288
Cusip 55376T551  Cusip 55376T536  Cusip 55376T544
Cusip 55376T833  Cusip 55376T528  Cusip 55376T189
Cusip 55376T825  Cusip 55376T130  Cusip 55376T858
Cusip 55376T874  Cusip 55376T122  Cusip 55376T817
Cusip 55376T866  Cusip 55376T171  Cusip 55376T304
Cusip 55376T627  Cusip 55376T163  Cusip 55376T601
Cusip 55376T619  Cusip 55376T155  Cusip 55376T668
Cusip 55376T593  Cusip 55376T791  Cusip 55376T882
Cusip 55376T585  Cusip 55376T783  Cusip 55376T692
Cusip 55376V796  Cusip 55376V853  Cusip 55376T742
28527 (8/07)                                  MTB-SAI-005-0807

HOW ARE THE FUNDS ORGANIZED?


Each Fund covered by this SAI is a diversified portfolio of MTB Group of Funds (the "Trust"), a Delaware statutory trust, except for Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund, Virginia Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund, which are non-diversified portfolios of the Trust. On August 11, 2000, the Trust was organized to acquire all of the assets and liabilities of the VISION Group of Funds, Inc., a Maryland corporation (the "Corporation") that was originally incorporated under the laws of the State of Maryland on February 23, 1988, and registered as an open-end management investment company. On November 8, 2000, each portfolio of the Corporation in existence at that time became a portfolio of the Trust. Accordingly, references in this SAI for periods prior to November 8, 2000, relate to the Funds as portfolios of the Corporation, and substantially identical arrangements for the Corporation. On January 8, 2001, certain of the Funds were created in connection with the reorganization of the Governor Funds. The Trust changed its name from VISION Group of Funds to MTB Group of Funds on August 15, 2003. As noted in the prospectus, certain Funds were created as part of a reorganization of the ARK Funds on August 15 and 22, 2003, and Virginia Municipal Bond Fund was created in connection with the reorganization of FBR Virginia Tax-Free Portfolio on February 24, 2006. These Funds are accounting survivors of corresponding portfolios of the Governor Funds, the ARK Funds and the FBR Fund, and therefore, information for the preceding periods reflect past performance of those corresponding portfolios of Governor Funds, the ARK Funds and the FBR Fund. The Trust may offer separate series of Shares representing interests in separate portfolios of securities.

Through an internal reorganization, the Fund's investment advisor changed from M&T Asset Management, a department of Manufacturers and Traders Trust Company (M&T Bank) to MTB Investment Advisors, Inc. (MTBIA or Advisor), a subsidiary of M&T Bank, on August 15, 2003. Five Variable Annuity Funds are offered in a separate prospectus and SAI.

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.












































MONEY MARKET FUNDS

                                    U.S. TREASURY U.S. GOVERNMENT  MONEY   PRIME   TAX FREE NEW YORK TAX FREE PENNSYLVANIA TAX FREE
                                    MONEY MARKET  MONEY MARKET     MARKET  MONEY   MONEY    MONEY MARKET FUND MONEY MARKET FUND
                                    FUND          FUND             FUND    MARKET  MARKET
                                                                           FUND    FUND
FIXED INCOME SECURITIES             P             P                P       P       P        P                 P
Treasury Securities                 P             P                A       P       A        A                 A
Agency Securities                   N             P                P       A       A        A                 A
Corporate Debt Securities           N             A                P       P       A        N                 N
Commerical Paper                    N             A                P       P       A        A                 A
Demand Instruments                  N             A                A       A       A        A                 A
Taxable Municipal Securities        A             A                A       A       A        A                 A
Mortgage Backed Securities          N             N                N       A       N        N                 N
Asset Backed Securities             N             N                N       A       N        N                 N
Zero Coupon Securities              N             N                N       A       A        N                 N
Bank Instruments                    N             A                A       A       A        N                 N
Credit Enhancement                  N             A                A       N       A        A                 A
FOREIGN SECURITIES                  N             N                A       A       N        A                 A
TAX EXEMPT SECURITIES               N             A                N       A       P        P                 P
General Obligation Bonds            N             A                N       N       P        P                 P
Special Revenue Bonds               N             A                N       N       P        P                 P
Tax Increment Financing Bonds       N             A                N       N       P        P                 P
MUNICIPAL SECURITIES                A             A                A       A       A        A                 A
Municipal Notes                     N             A                N       N       P        P                 P
Variable Rate Demand Instruments    A             A                A       A       P        A                 A
Municipal Leases                    N             N                N       N       N        N                 N
DERIVATIVE CONTRACTS                N             N                N       N       N        N                 N
Futures Contracts                   N             N                N       N       N        N                 N
Options                             N             N                N       N       N        N                 N
SPECIAL TRANSACTIONS                P             P                A       P       A        A                 A
Repurchase Agreements               P             P                A       P       A        A                 A
Reverse Repurchase Agreements       A             A                A       A       N        N                 N
Delayed Delivery Transactions       A             A                A       A       A        A                 A
Securities Lending                  A             A                A       A       A        A                 A
Asset Segregation                   A             A                A       A       A        A                 A
INVESTING IN SECURITIES OF OTHER    A             A                A       A       A        A                 A
INVESTMENT COMPANIES

















BOND FUNDS

                         INTERMEDIATE- SHORT       SHORT-TERM U.S.        NEW YORK   PENNSYLVANIA  MARYLAND   VIRGINIA   INCOME FUND
                         TERM BOND     DURATION    CORPORATE  GOVERNMENT  MUNICIPAL  MUNICIPAL     MUNICIPAL  MUNICIPAL
                         FUND          GOVERNMENT  BOND FUND  BOND F UND  BOND FUND  BOND FUND     BOND FUND  BOND FUND
                                       BOND FUND
FIXED INCOME SECURITIES  P             P           P          P           P          P             P          P          P
Treasury Securities      P             P           P          P           A          A             A          A          P
Agency Securities        P             P           P          P           A          A             A          A          P
Corporate Debt           P             A           P          A           A          A             A          A          P
Securities
Commercial Paper         A             A           A          A           A          A             A          A          A
Demand Instruments       A             A           A          A           A          A             A          A          A
Taxable Municipal        A             A           A          A           A          A             A          A          A
Securities
Mortgage Backed          P             P           P          P           N          N             N          N          P
Securities
Asset Backed Securities  P             A           P          A           N          N             N          N          P
Zero Coupon Securities   A             A           A          A           A          A             A          A          A
Bank Instruments         A             A           A          A           N          N             N          N          A
Credit Enhancement       A             N           A          N           A          A             A          A          A
FOREIGN SECURITIES       A             N           A          N           A          A             A          A          A
TAX EXEMPT SECURITIES    A             N           A          N           P          P             P          P          A
General Obligation Bonds A             N           A          N           P          P             P          P          A
Special Revenue Bonds    A             N           A          N           P          P             P          P          A
Tax Increment Financing  A             N           A          N           P          P             P          P          A
Bonds
Municipal Securities     A             A           A          A           P          P             P          P          A
Municipal Notes          A             N           A          N           P          P             P          P          A
Variable Rate Demand     A             A           A          A           P          P             P          P          A
Instruments
Municipal Leases         A             A           A          A           P          P             P          P          A
DERIVATIVE CONTRACTS     A             A           A          A           A          A             A          A          A
Futures Contracts        A             A           A          A           A          A             A          A          A
Options                  A             A           A          A           A          A             A          A          A
Swap Contracts - Credit  P             A           P          A           A          A             A          A          P
Default Swaps
SPECIAL TRANSACTIONS     A             A           A          A           A          A             A          A          A
Repurchase Agreements    A             A           A          A           A          A             A          A          A
Reverse Repurchase       A             A           A          A           A          A             A          A          A
Agreements
Delayed Delivery         A             A           A          A           A          A             A          A          A
Transactions
Securities Lending       A             A           A          A           A          A             A          A          A
Asset Segregation        A             A           A          A           A          A             A          A          A
INVESTING IN SECURITIES  A             A           A          A           A          A             A          A          A
OF OTHER INVESTMENT
COMPANIES
NON-INVESTMENT GRADE     A             A           A          A           A          A             A          A          A
SECURITIES























MANAGED ALLOCATION FUNDS

As described in the prospectus, the Managed Allocation Funds seek to achieve their investment objectives by investing in a combination of underlying funds (the "Underlying Funds") managed by the Adviser. The types of securities shown for the Managed Allocation Funds in the table below represent the investments by the Underlying Funds.

                                        MANAGED ALLOCATION FUND -       MANAGED ALLOCATION FUND -   MANAGED ALLOCATION FUND -
                                        CONSERVATIVE GROWTH             MODERATE GROWTH             AGGRESSIVE GROWTH
EQUITY SECURITIES                       P                               P                           P
Common Stocks                           P                               P                           P
Preferred Stocks                        P                               P                           P
Real Estate Investment Trusts           A                               A                           A
Warrants                                A                               A                           A
FIXED INCOME SECURITIES                 P                               P                           P
Treasury Securities                     P                               P                           P
Agency Securities                       P                               P                           P
Corporate Debt Securities               P                               P                           P
Commercial Paper                        A                               A                           A
Demand Instruments                      A                               A                           A
Taxable Municipal Securities            A                               A                           A
Mortgage Backed Securities              P                               P                           P
Collateralized Mortgage Obligations     P                               P                           P
(CMOs)
Asset Backed Securities                 P                               P                           P
Zero Coupon Securities                  P                               P                           P
Bank Instruments                        P                               P                           P
   Credit Enhancement                   P                               P                           P
CONVERTIBLE SECURITIES                  A                               A                           A
Tax Exempt Securities                   P                               P                           P
Variable Rate Demand Instruments        A                               A                           A
Municipal Securities                    P                               P                           P
Municipal Notes                         P                               P                           P
FOREIGN SECURITIES                      P                               P                           P
Depository Receipts                     P                               P                           P
Foreign Exchange Contracts              P                               P                           P
Foreign Government Securities           P                               P                           P
DERIVATIVE CONTRACTS                    A                               A                           A
Futures Contracts                       A                               A                           A
Options                                 A                               A                           A
SPECIAL TRANSACTIONS                    A                               A                           A
Repurchase Agreements                   A                               A                           A
Reverse Repurchase Agreements           A                               A                           A
Delayed Delivery Transactions           A                               A                           A
Securities Lending                      A                               A                           A
Asset Segregation                       A                               A                           A
INVESTING IN SECURITIES OF OTHER        P                               P                           P
INVESTMENT COMPANIES
Exchange-Traded Funds                   A                               A                           A
Non-Investment Grade Securities         P                               P                           P

BALANCED FUND
-----------------------------------------------------------
|EQUITY SECURITIES                                    |P  |
-----------------------------------------------------------
|Common Stocks                                        |P  |
-----------------------------------------------------------
|Preferred Stocks                                     |P  |
-----------------------------------------------------------
|Interests in Other Limited Liability Companies       |A  |
-----------------------------------------------------------
|Real Estate Investment Trusts                        |A  |
-----------------------------------------------------------
|Warrants                                             |A  |
-----------------------------------------------------------
|FIXED INCOME SECURITIES                              |P  |
-----------------------------------------------------------
|Treasury Securities                                  |P  |
-----------------------------------------------------------
|Agency Securities                                    |P  |
-----------------------------------------------------------
|Corporate Debt Securities                            |P  |
-----------------------------------------------------------
|Commercial Paper                                     |A  |
-----------------------------------------------------------
|Demand Instruments                                   |A  |
-----------------------------------------------------------
|Mortgage Backed Securities                           |P  |
-----------------------------------------------------------
|Asset Backed Securities                              |A  |
-----------------------------------------------------------
|Zero Coupon Securities                               |A  |
-----------------------------------------------------------
|Bank Instruments                                     |A  |
-----------------------------------------------------------
|CONVERTIBLE SECURITIES                               |A  |
-----------------------------------------------------------
|FOREIGN SECURITIES                                   |P  |
-----------------------------------------------------------
|DERIVATIVE CONTRACTS                                 |A  |
-----------------------------------------------------------
|Futures Contracts                                    |A  |
-----------------------------------------------------------
|Options                                              |A  |
-----------------------------------------------------------
|SPECIAL TRANSACTIONS                                 |A  |
-----------------------------------------------------------
|Repurchase Agreements                                |A  |
-----------------------------------------------------------
|Reverse Repurchase Agreements                        |A  |
-----------------------------------------------------------
|Delayed Delivery Transactions                        |A  |
-----------------------------------------------------------
|Securities Lending                                   |A  |
-----------------------------------------------------------
|Asset Segregation                                    |A  |
-----------------------------------------------------------
|INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES|A  |
-----------------------------------------------------------


























EQUITY FUNDS

                                        EQUITY  LARGE  EQUITY  LARGE  LARGE   MULTI   MID    MID CAP SMALL  SMALL   INTERNAT-
                                        INCOME  CAP    INDEX   CAP    CAP     CAP     CAP    GROWTH  CAP    CAP     IONAL EQUITY
                                        FUND    VALUE  FUND    STOCK  GROWTH  GROWTH  STOCK  FUND    STOCK  GROWTH  FUND
                                                FUND           FUND   FUND    FUND    FUND           FUND   FUND
EQUITY SECURITIES                       P       P      P       P      P       P       P      P       P      P       P
Common Stocks                           P       P      P       P      P       P       P      P       P      P       P
Preferred Stocks                        P       P      P       P      P       P       P      P       P      P       P
Interests in Other Limited Liability    A       A      A       A      A       A       A      A       A      A       A
Companies
Real Estate Investment Trusts           A       A      A       A      A       A       A      A       A      A       N
Warrants                                A       A      A       A      A       A       A      A       A      A       A
FIXED INCOME SECURITIES                 A       P      P       P      P       P       P      P       P      P       A
Treasury Securities                     A       A      A       A      A       A       A      A       A      A       A
Agency Securities                       A       A      A       A      A       A       A      A       A      A       A
Corporate Debt Securities               A       A      A       A      A       A       A      A       A      A       A
Commerical Paper                        A       A      A       A      A       A       A      A       A      A       A
Demand Instruments                      A       A      A       A      A       A       A      A       A      A       A
Mortgage Backed Securities              A       A      A       A      A       A       A      A       A      A       A
Asset Backed Securities                 A       A      A       A      A       A       A      A       A      A       A
Zero Coupon Securities                  A       A      A       A      A       A       A      A       A      A       A
Bank Instruments                        A       P      A       A      A       A       A      A       A      A       A
CONVERTIBLE SECURITIES                  A       P      A       A      P       A       A      A       A      A       P
FOREIGN SECURITIES                      A       P      A       A      A       A       A      A       A      P       P
Depositary Receipts                     A       P      A       P      P       P       P      P       A      A       P
DERIVATIVE CONTRACTS                    A       A      A       A      A       A       A      A       A      P       P
Futures Contracts                       A       A      A       A      A       A       A      A       A      A       P
Options                                 A       A      A       A      A       A       A      A       A      A       A
SPECIAL TRANSACTIONS                    A       A      A       A      A       A       A      A       A      A       A
Repurchase Agreements                   A       A      A       A      A       A       A      A       A      A       A
Reverse Repurchase Agreements           A       A      A       A      A       A       A      A       A      A       A
Delayed Delivery Transactions           A       A      A       A      A       A       A      A       A      A       A
Securities Lending                      A       A      A       A      A       A       A      A       A      A       A
Asset Segregation                       A       A      A       A      A       A       A      A       A      A       A
Short Sales                             A       A      A       P      P       P       P      P       N      P       N
INVESTING IN SECURITIES OF OTHER        A       P      A       A      P       P       A      A       A      A       P
INVESTMENT COMPANIES
Exchange-Traded Funds                   A       A      A       A      A       A       A      A       A      A       A

SECURITIES DESCRIPTIONS AND TECHNIQUES
Following are descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding table.

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund invests.

   COMMON STOCKS
   Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

   PREFERRED STOCKS
   Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.


   INTERESTS IN OTHER LIMITED LIABILITY COMPANIES
   Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stocks.

   REAL ESTATE INVESTMENT TRUSTS (REITS)
   REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

   WARRANTS
   Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.









6


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The following describes the types of fixed income securities in which a Fund may invest.

   TREASURY SECURITIES
   Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

   AGENCY SECURITIES
   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

   Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

   A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Trust Corporation.

   Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

   A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

   CORPORATE DEBT SECURITIES
   Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt
   securities   have   a  higher  priority  than  lower  ranking  (subordinated)
   securities.   This  means   that  the  issuer  might  not  make  payments  on
   subordinated  securities  while   continuing   to  make  payments  on  senior
   securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

   COMMERCIAL PAPER
   Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

   DEMAND INSTRUMENTS
   Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

   TAXABLE MUNICIPAL SECURITIES
   Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.





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   MORTGAGE BACKED SECURITIES
   Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

      COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
      CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

         SEQUENTIAL CMOS
         In  a  sequential  pay  CMO,  one  class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

         PACS, TACS AND COMPANION CLASSES
         More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

         IOS AND POS
         CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

         FLOATERS AND INVERSE FLOATERS
         Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z CLASSES AND RESIDUAL CLASSES
         CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

   The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.





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ASSET BACKED SECURITIES
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

BANK INSTRUMENTS
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES
Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

TAX EXEMPT SECURITIES
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

   GENERAL OBLIGATION BONDS
   General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.





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   SPECIAL REVENUE BONDS
   Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

      PRIVATE ACTIVITY BONDS
      Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

      The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). A Fund may invest in bonds subject to AMT.

   TAX INCREMENT FINANCING BONDS
   Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

   VARIABLE RATE DEMAND INSTRUMENTS

   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded.



MUNICIPAL SECURITIES
Municipal Securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

   MUNICIPAL NOTES
   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

   MUNICIPAL LEASES
   Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

   A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
   (COPs).  However, a Fund may also invest directly in individual leases.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

*     the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

   DEPOSITARY RECEIPTS
   Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

   FOREIGN EXCHANGE CONTRACTS
   In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.
   FOREIGN GOVERNMENT SECURITIES
   Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

   Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds (other than the Money Market Funds) may trade in the following types of derivative contracts.

   FUTURES CONTRACTS


   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts.



   The Funds may buy/sell financial futures contracts. International Fund, Mid Cap Stock Fund and Large Cap Value Fund may also buy/sell stock index futures contracts.

   OPTIONS
   Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

* Buy call options on portfolio securities in anticipation of an increase in the value of the underlying asset;

* Buy put options on portfolio securities in anticipation of a decrease in the value of the underlying asset.

   Each Fund may also write call options on all or any portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   Each Fund may also write put options on all or a portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

   When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.



   SWAP CONTRACTS
   A swap contract (also known as a "swap") is a type of derivative contract in which two parties (each, a "Counterparty") agree to pay each other (swap) the returns derived from designated (or underlying) securities, currencies, commodities, financial indices or other assets ("Reference Instruments"). Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.

    CREDIT DEFAULT SWAPS
    A credit default swap (CDS) is a type of swap agreement between two parties whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to the other party (the "Protection Seller"), provided that no designated event of default, restructuring or other credit related event (each a "Credit Event") occurs with respect to the Reference Instrument, which is usually a particular bond or the unsecured credit of a particular issuer (the "Reference Obligation"). Many CDSs are physically settled, which means that if a Credit Event occurs, the Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Obligation in exchange for delivery by the Protection Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the "Deliverable Obligation"). The Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be "cash settled," which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. If the Fund is a Protection Buyer and no Credit Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable Obligation from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Obligation and the Counterparty to the CDS. The Reference Instruments underlying each CDS will be of a credit quality at least equal to that of the credit quality required for investment in individual securities by the relevant Fund.



INVESTMENT RATINGS FOR THE MONEY MARKET FUNDS
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Money Market Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

If a security is downgraded below the minimum quality grade discussed in the Fund's investment strategy, the Adviser or Subadviser will re-evaluate the security, but will not be required to sell it.

SPECIAL TRANSACTIONS

   REPURCHASE AGREEMENTS
   Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

   The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   REVERSE REPURCHASE AGREEMENTS
   Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

   DELAYED DELIVERY TRANSACTIONS
   Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

      TO BE ANNOUNCED SECURITIES (TBAS)
      As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

   SECURITIES LENDING
   The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

   The  Fund  will  reinvest  cash collateral in securities that qualify  as  an
   acceptable investment for the  Fund.   However, the Fund must pay interest to
   the borrower for the use of cash collateral.

   Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities lending activities are subject to interest rate risks and credit risks.



   ASSET SEGREGATION (FLUCTUATING NET ASSET VALUE FUNDS)
   In accordance with the Securities and Exchange Commission (SEC) and SEC staff positions regarding the interpretation of the Investment Company Act of 1940 (1940 Act), with respect to derivatives that create a future payment obligation of the Fund, the Fund must "set aside" (referred to sometimes as "asset segregation") liquid assets, or engage in other SEC- or staff-approved measures, while the derivative contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to "cash-settle," the Fund must cover its open positions by setting aside cash or readily marketable securities equal to the contracts' full, notional value. With respect to forwards and futures that are contractually required to "cash-settle," however, the Fund is permitted to set aside cash or readily marketable securities in an amount equal to the Fund's daily marked-to-market
   (net) obligations, if any (i.e., the Fund's daily net liability, if any), rather than the notional value.

   The Funds will employ another approach to segregating assets to cover options that it sells. If the Fund sells a call option, the Fund will set aside either the Reference Instrument subject to the option, cash or readily marketable securities with a value that equals or exceeds the current market value of the Reference Instrument. In no event, will the value of the cash or readily marketable securities set aside by the Fund be less than the exercise price of the call option. If the Fund sells a put option, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the exercise price of the put option.

   The Funds' asset segregation approach for swap agreements varies among different types of swaps. For example, if the Fund enters into a credit default swap as the Protection Buyer, then it will set aside cash or readily marketable securities necessary to meet any accrued payment obligations under the swap. By comparison, if the Fund enters into a credit default swap as the Protection Seller, then the Fund will set aside cash or readily marketable securities equal to the full notional amount of the swap that must be paid upon the occurrence of a Credit Event. For some other types of swaps, such as interest rate swaps, the Fund will calculate the obligations of the counterparties to the swap on a net basis. Consequently, the Fund's current obligation (or rights) under this type of swap will equal only the net amount to be paid or received based on the relative values of the positions held by each counterparty to the swap (the "net amount"). The net amount currently owed by or to the Fund will be accrued daily and the Fund will set aside cash or readily marketable securities equal to any accrued but unpaid net amount owed by the Fund under the swap.

   A Fund may reduce the liquid assets segregated to cover obligations under a derivative contract by entering into an offsetting derivative contract. For example, if the Fund sells a put option for the same Reference Instrument as a call option the Fund has sold, and the exercise price of the call option is the same as or higher than the exercise price of the put option, then the Fund may net its obligations under the options and set aside cash or readily marketable securities (including any margin deposited for the options) with a value equal to the greater of (a) the current market value of the Reference Instrument deliverable under the call option or (b) the exercise price of the put option.

   By setting aside cash or readily marketable securities equal to only its net obligations under swaps and certain cash-settled derivative contracts, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate cash or readily marketable securities equal to the full notional value of such contracts. The use of leverage involves certain risks. See "Risk Factors." Unless the Fund has other cash or readily marketable securities to set aside, it cannot trade assets set aside in connection with derivative contracts or special transactions without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

   Generally, special transactions do not cash-settle on a net basis. Consequently, with respect to special transactions, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the Fund's obligations.

   With respect to short sales transactions, the Funds will set aside cash or readily marketable securities in an amount equal to the greater of (i) the market value of the securities sold short; and (ii) the market price at which the short position was established, in each case less any margin on deposit.


   ASSET COVERAGE (MONEY MARKET FUNDS)

   In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.



   SHORT SALES

   The Fund may make short sales of securities listed on one or more national exchanges or on the Nasdaq Stock Market. A short sale is the sale of a stock that the Fund does not own (or will borrow for delivery), because the Fund believes the stock will decline in price or the Fund wants to hedge against potential price volatility of the stock. If the price of the stock declines, the Fund can buy the stock at a lower price and will make a profit. If the price of the stock rises, the Fund will incur a loss. When the Fund sells short, it borrows the stock from a broker "on margin," and must pay interest to the broker on the margin amount until the stock is replaced by the Fund. In no event will the Fund engage in short sales transactions if it would cause the market value of all of the Fund's securities sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be shorted by the Fund is limited to the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of the issuer. The Fund may also "sell short against the box," i.e., the Fund owns securities identical to those sold short. Short sales against the box are not subject to the 25% limitation. Short sales are speculative in nature, and may reduce returns or increase volatility.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
A Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing any uninvested cash. The Managed Allocation Funds (Conservative Growth Fund, Moderate Growth Fund, and Aggressive Growth Fund) intend to invest substantially all their assets in underlying funds in order to achieve their investment goals. See "Investment Risks - Fund Expenses" in this SAI and "Investment Limitations - Investing in Other Investment Companies" in this SAI.

EXCHANGE-TRADED FUNDS

The Funds may also invest in exchange-traded funds (ETFs) in order to implement their investment strategies. The shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities. The Funds may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Pursuant to an SEC exemption, each of the Funds is permitted to invest in shares of the MTB Money Market Funds as a means of managing their uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.


INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the prospectus. Additional risk factors are outlined below and correspond to the risk factors identified in the Prospectuses.

SECURITY                                              RISK TYPE
Fixed Income Securities                               Interest Rate Risks
                                                      Credit Risks
                                                      Call Risks
                                                      Prepayment Risks
                                                      Risks Associated with Noninvestment Grade Securities
     Mortgage Backed Securities                       Risks Associated with Complex CMOs
                                                      Prepayment Risks
                                                      Liquidity Risks
Equity Securities                                     Stock Market Risks
                                                      Sector Risks
                                                      Liquidity Risks
                                                      Risks Related to Investing for Growth
                                                      Risks Related to Investing for Value
                                                      Risks Related to Company Size
                                                      Tracking Error Risks
                                                      Close Out Risks
Convertible Securities
Foreign Securities                                    Currency Risks
                                                      Risks of Foreign Investing
                                                      Risks of Investing in Emerging Market Countries
Derivative Contracts                                  Lerverage Risks
Tax Exempt Securities                                 Tax Risks
Special Transactions
Investing in Securities of Other Investment Companies Exchange- Traded Funds
                                                      Fund Expense- Managed Allocation Funds

STOCK MARKET RISKS
The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS RELATED TO INVESTING FOR GROWTH
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.



CURRENCY RISKS
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Advisor attempts to manage currency risk by limiting the amount a Fund invests in securities denominated in a particular currency. However, diversification will not protect a Fund against a general increase in the value of the U.S. dollar relative to other currencies.

EURO RISKS
The Euro is the new single currency of the European Monetary Union (EMU). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

RISKS OF FOREIGN INVESTING
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

To the extent a Fund invests in foreign securities, its share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

RISKS OF INVESTING IN EMERGING MARKET COUNTRIES

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed countries.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

LEVERAGE RISKS
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

INTEREST RATE RISKS
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS
Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES
The securities in which the Funds may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS ASSOCIATED WITH COMPLEX CMOS
CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

TAX RISKS
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.


CLOSE OUT RISKS
In a short sale transaction, close out risk is created by the ability of the broker to request at any time that the Fund closes out its short position in the security. The broker's call request would force the Fund to purchase the security at its current market price, and thus could result in a loss to the Fund.



TRACKING ERROR RISK

Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Funds, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.
FUND EXPENSES - MANAGED ALLOCATION FUNDS

Mutual fund portfolios bear charges for advisory fees and operational expenses. The Managed Allocation Funds and the Underlying Funds in which they invest each bear these expenses, so investors in the Managed Allocation Funds may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

EXCHANGE-TRADED FUNDS

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICIES

The INTERNATIONAL EQUITY FUND'S investment objective is to seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

The  SMALL  CAP  GROWTH  FUND'S   investment   objective  is  long-term  capital
appreciation.

The SMALL CAP STOCK FUND'S investment objective is to seek growth of capital.

The   MID   CAP  GROWTH  FUND'S  investment  objective  is   long-term   capital
appreciation.

The MID CAP STOCK FUND'S investment objective is to provide total return.

The  MULTI  CAP   GROWTH   FUND'S  investment  objective  is  long-term  capital
appreciation.

The LARGE CAP GROWTH FUND'S investment objective is to provide capital appreciation.

The LARGE CAP STOCK FUND'S investment objective is growth of principal.

The EQUITY INDEX FUND'S investment objective is investment results that correspond to the performance of the Standard & Poor's 500 Index (S&P 500).

The  LARGE  CAP  VALUE  FUND'S  investment   objective  is  to  provide  capital
appreciation. Current income is a secondary, non-fundamental consideration.

The EQUITY INCOME FUND'S investment objective is current income and growth of capital.

The BALANCED FUND'S investment objective is to provide total return.

The MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH'S investment objective is to seek capital appreciation.

The MANAGED ALLOCATION FUND - MODERATE GROWTH'S investment objective is to seek capital growth and, secondarily, income.

The MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH'S investment objective is to seek capital appreciation and income.

The INTERMEDIATE TERM BOND FUND'S investment objective is current income.

The  INCOME  FUND'S  investment  objective   is  primarily  current  income  and
secondarily capital growth.

The SHORT-TERM CORPORATE BOND FUND'S investment objective is current income.

The MARYLAND MUNICIPAL BOND FUND'S investment objective is current income exempt from federal regular income tax and Maryland state and local income taxes.

Under normal circumstances, the Maryland Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income taxes imposed by the State of Maryland and Maryland municipalities.

The PENNSYLVANIA MUNICIPAL BOND FUND'S investment objective is current income exempt from federal regular income tax and Pennsylvania personal income taxes.

Under normal circumstances, the Pennsylvania Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income taxes imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities.

The NEW YORK MUNICIPAL BOND FUND'S investment objective is to provide current income which is exempt from Federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with preservation of capital.

Under normal circumstances, the New York Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income taxes imposed by the state of New York and New York municipalities.

The VIRGINIA MUNICIPAL BOND FUND'S investment objective is current income exempt from federal regular income tax and Virginia state and local income taxes.

Under normal circumstances, the Virginia Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and income taxes imposed by the Commonwealth of Virginia and Virginia Municipalities.

The  U.S. GOVERNMENT BOND FUND'S investment  objective  is  to  provide  current
income.    Capital  appreciation  is  a  secondary,  non-fundamental  investment consideration.

The SHORT DURATION GOVERNMENT BOND FUND'S investment objective is to seek current income, with preservation of capital as a secondary objective.

The PENNSYLVANIA TAX FREE MONEY MARKET FUND'S investment objective is maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

Under normal circumstances, Pennsylvania Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax and Pennsylvania personal income tax.

The NEW YORK TAX FREE MONEY MARKET FUND'S investment objective is to seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

Under normal circumstances, New York Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax and New York state income tax.

The PRIME MONEY MARKET FUND'S investment objective is to seek current income with liquidity and stability of principal.

The MONEY MARKET FUND'S investment objective is to seek current income with liquidity and stability of principal.

The TAX-FREE MONEY MARKET FUND'S investment objective is maximizing current income exempt from federal income tax and providing liquidity and security of principal.

Under normal circumstances, Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax.



The U.S. GOVERNMENT MONEY MARKET FUND'S investment objective is to seek maximum current income and provide liquidity and security of principal.



The U.S. TREASURY MONEY MARKET FUND'S investment objective is to seek current income with liquidity and stability of principal.

Unless otherwise stated above, all of the investment objectives and policies listed above are fundamental. The investment objectives and policies may not be changed by the Funds' Trustees without shareholder approval.

Each of the following Funds have adopted a non-fundamental investment policy to invest at least 80% of its net assets, plus borrowings for investment purposes, in a manner consistent with Rule 35d-1 of the 1940 Act: International Equity Fund, Small Cap Growth Fund, Small Cap Stock Fund, Mid Cap Growth Fund, Mid Cap Stock Fund, Multi Cap Growth Fund, Large Cap Growth Fund, Large Cap Stock Fund, Equity Index Fund, Large Cap Value Fund, Equity Income Fund, Intermediate-Term Bond Fund, Short-Term Corporate Bond Fund, U.S. Government Bond Fund, Short Duration Government Bond Fund, Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund. Each such Fund will provide its shareholders with at least 60 days prior notice of any changes to such policy as required by Rule 35d-1.

INVESTMENT LIMITATIONS - U.S. TREASURY MONEY MARKET FUND, MONEY MARKET FUND, NEW YORK TAX-FREE MONEY MARKET FUND, U.S. GOVERNMENT BOND FUND, NEW YORK MUNICIPAL BOND FUND, LARGE CAP VALUE FUND, LARGE CAP GROWTH FUND AND MID CAP STOCK FUND

The Large Cap Growth Fund may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's assets in a no-load, open-end management investment company having substantially the same investment objectives as the Fund. The Fund's investment policy permits such an investment. Shareholders will receive prior written notice with respect to any such investment.

ISSUING SENIOR SECURITIES AND BORROWING MONEY
      Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

UNDERWRITING
      The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

INVESTING IN REAL ESTATE
The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

LENDING CASH OR SECURITIES
      The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

INVESTING IN COMMODITIES
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

CONCENTRATION OF INVESTMENTS
      The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

DIVERSIFICATION - ALL FUNDS EXCEPT NEW YORK MUNICIPAL BOND FUND
With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

INVESTING IN EXEMPT-INTEREST OBLIGATIONS
      The New York Tax-Free Money Market Fund will not invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, including AMT obligations.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF TRUSTEES (BOARD) AND BY THE "VOTE OF A MAJORITY OF THE FUND'S OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE 1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

BUYING ON MARGIN
    U.S TREASURY MONEY MARKET FUND, MONEY MARKET FUND AND NEW YORK TAX FREE MONEY MARKET FUND: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

    NEW YORK MUNICIPAL BOND FUND, U.S. GOVERNMENT BOND FUND, LARGE CAP VALUE FUND, AND LARGE CAP GROWTH FUND: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    MID-CAP STOCK FUND: The Fund will not purchase on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

ISSUING SENIOR SECURITIES AND BORROWING MONEY
      As an operating (non-fundamental) policy, the New York Tax-Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

      ILLIQUID SECURITIES

      A Fund may not purchase or acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

    DEALING IN PUTS AND CALLS
The New York Tax-Free Money Market Fund will not write or purchase put or call options.

    PURCHASING SECURITIES TO EXERCISE CONTROL
The New York Tax-Free Money Market Fund will not invest in any issuer for purposes of exercising control or management.

BORROWING MONEY
The New York Tax-Free Money Market Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio assets is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. The New York Tax-Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

      PLEDGING ASSETS

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.





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INVESTING IN OTHER INVESTMENT COMPANIES
The Funds may invest their assets in securities of other investment companies, including ETFs, as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that their investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds' investment advisor, and ETFs.

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds' total assets in any one industry will constitute "concentration."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. Except for the Large Cap Growth Fund, none of the Funds has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

INVESTMENT LIMITATIONS - ALL OTHER FUNDS (EXCEPT PRIME MONEY MARKET FUND)

THE FOLLOWING INVESTMENT RESTRICTIONS MAY BE CHANGED ONLY BY A VOTE OF THE MAJORITY OF THE OUTSTANDING SHARES OF A FUND.

      All Funds except Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund will not:

1.  Purchase securities of any one issuer, other than obligations issued or
guar                       anteed by the U.S. Government (and "regulated
investment companies" as defined in the Code for each Fund except Small Cap Stock Fund and Short Duration Government Bond Fund), its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2. Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities (and "regulated investment companies" as defined in the Code for each Fund except Small Cap Stock Fund and Short Duration Government Bond Fund); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) with respect to all Funds except the three Managed Allocation Funds and Small Cap Stock Fund, utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to all Funds except the three Managed Allocation Funds, the International Equity Fund and the Short Duration Government Bond Fund, technology companies will be divided according to their services (for example, medical devices, biotechnology, semi-conductor, software and communications will each be considered a separate industry).









15


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The Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, New York
Municipal Bond Fund and Virginia Municipal Bond Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and
(b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

2. Make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities, except industrial development bonds, will not be deemed to constitute an industry.

In addition, all Funds will not:

1.Borrow money or issue senior securities except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or
in                 terpretation thereunder.  (The 1940 Act currently permits
each Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)

2. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into
rep                     urchase agreements.

3. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except as may be necessary to make margin payments in connection with derivative securities transactions, and except to the extent disclosed in the current prospectus or statement of
ad      ditional information of such Fund;

4. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the
di   sposition of "restricted securities";

5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of
suc                                 h Fund.

THE FOLLOWING INVESTMENT RESTRICTIONS MAY BE CHANGED WITHOUT THE VOTE OF A MAJORITY OF THE OUTSTANDING SHARES OF THE FUNDS. EACH FUND MAY NOT:

1. Purchase or otherwise acquire any security if, as a result, more than 15% (10% in the case of New York Tax-Free Money Market Fund, U.S. Treasury Money Market Fund, Pennsylvania Tax-Free Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund -- collectively, the "Money Market Funds") of its net assets would be invested in securities that are illiquid.

2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom.

3. Mortgage or hypothecate the Fund's assets in excess of one-third of such
Fu                       nd's total assets.



4. The Small Cap Stock Fund, the International Equity Fund and the Money Market Fu nds may not engage in any short sales. Each Fund other than the Small Cap Stock Fund, the International Equity Fund and the Managed Allocation Funds may not engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by such Fund would exceed 25% of the value of that Fund's total assets.

In applying the concentration restriction for Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.



If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value (NAV) or other external events cause a Fund's investments in illiquid securities to exceed the limit set forth in this Statement of Additional Information for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

The Underlying Funds in which the Managed Allocation Funds may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing a Managed Allocation Fund to participate in certain investment strategies indirectly that may be prohibited under the fundamental and non-fundamental investment restrictions and policies listed above. In addition, because the Managed Allocation Funds rely on Section 12(d)(1)(G) of the 1940 Act to invest in the Underlying Funds, each of the Underlying Funds are not permitted to acquire securities of certain other investment companies in reliance upon the provisions of Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.



INVESTMENT LIMITATIONS - PRIME MONEY MARKET FUND

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

The Prime Money Market Fund will not:
      1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      2. Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities; (b) there is no limitation with respect to domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements secured by bank instruments; (c) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

      3. Borrow money or issue senior securities except that the Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits the Fund to borrow up to one-third the value of its total assets at the time of such borrowing.) So long as the Fund's borrowings, including reverse repurchase agreements and dollar roll agreements, exceed 5% of such Fund's total assets, the Fund will not acquire any portfolio securities.

      4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

      5. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

      6. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

      7.   Purchase or sell  commodities or commodities contracts, except to the
extent  disclosed  in  the  current   prospectus   or  statement  of  additional
information of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of a Fund.

      1. The Prime Money Market Fund may not purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom;

      2. The Prime Money Market Fund may not mortgage or hypothecate the Fund's assets in excess of one-third of such Fund's total assets.

      3.   The Prime Money Market Fund may not engage in any short sales.

      4. The Prime Money Market Fund will limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such securities) to not more than 5% of the value of its total assets at the time of purchase, except for 25% of the value of their total assets which may be invested in First Tier Securities of any one issuer for a period of up to three business days, in order to comply with Securities and Exchange Commission regulations relating to money market funds.

      5. The Prime Money Market Fund may not purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

      If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limit set forth in this Statement of Additional Information for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

REGULATORY COMPLIANCE
The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Money Market Funds will determine the effective maturity of their investments according to the Rule. The Money Market Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

PORTFOLIO TURNOVER
The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Securities and Exchange Commission (SEC) requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.





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For the fiscal years ended April 30, 2007 and 2006, the portfolio turnover rates for each of the following Funds were as follows:

FUND                                                          2007      2006
International Equity Fund+*....................................__%     136%
Small Cap Growth Fund+*........................................__%     534%
Small Cap Stock Fund.........................................  __%      59%
Mid Cap Growth Fund+........................................... __%     79%
Mid Cap Stock Fund+*.......................................... __%      51%
Multi Cap Growth Fund+*....................................... __%     124%
Large Cap Growth Fund+*....................................... __%      64%
Large Cap Stock Fund...........................................  __%    47%
Equity Index Fund..............................................  __%    20%
Large Cap Value Fund*........................................  __%      18%
Equity Income Fund+*..........................................  __%     90%
Balanced Fund..................................................  __%    48%
Managed Allocation Fund - Aggressive Growth*.................. __%       6%
Managed Allocation Fund - Moderate Growth* ..................  __%       9%
Managed Allocation Fund - Conservative Growth* ................   __%   17%
Intermediate-Term Bond Fund*+................................  __%     189%
Income Fund+.................................................. __%      96%
Short-Term Corporate Bond Fund+.............................   __%      83%
Maryland Municipal Bond Fund...................................__%        12%
Pennsylvania Municipal Bond Fund............................   __%      12%
New York Municipal Bond Fund...................................   __%    56%
Virginia Municipal Bond Fund ..............................    __%        5%
Short Duration Government Bond Fund**+.........................   __%   71%
U.S. Government Bond Fund +.................................   __%      95%

+ THESE FUNDS HAVE HIGHER PORTFOLIO TURNOVER RATES AND THEREFORE MAY INCUR HIGHER BROKERAGE AND TRANSACTION EXPENSES, WHICH MAY ADVERSELY IMPACT PERFORMANCE. FOR THE SMALL CAP GROWTH FUND, PORTFOLIO TURNOVER IS HIGHER BECAUSE SUCCESSFUL COMPANIES GENERALLY ARE SOLD WHEN THEY EXCEED THE CAPITALIZATION RANGE AND OTHER COMPANIES ARE SOLD DUE TO MARKET VOLATILITY AND RAPIDLY CHANGING EXPECTATIONS COMMON AMONG SMALLER COMPANIES.

*THE VARIATION IN EACH FUND'S PORTFOLIO TURNOVER RATE FROM 2005 TO 2006 WAS DUE TO THE FUND'S INVESTMENT POLICIES WHICH BY NATURE ARE CONDUCIVE TO EITHER HIGHER OR LOWER PORTFOLIO TURNOVER WHEN APPROPRIATE UNDER MARKET CONDITIONS.

**THE PORTFOLIO TURNOVER RATE FOR THE SHORT DURATION GOVERNMENT BOND FUND MAY VARY GREATLY FROM YEAR TO YEAR AS WELL AS WITHIN A PARTICULAR YEAR, AND MAY ALSO BE AFFECTED BY CASH REQUIREMENTS FOR REDEMPTIONS OF SHARES. HIGH PORTFOLIO TURNOVER RATES WILL GENERALLY RESULT IN HIGHER TRANSACTION COSTS, INCLUDING BROKERAGE COMMISSIONS, TO THE SHORT DURATION GOVERNMENT BOND FUND AND MAY RESULT IN ADDITIONAL TAX CONSEQUENCES TO THE FUND'S SHAREHOLDERS.

DETERMINING MARKET VALUE OF SECURITIES

MONEY MARKET FUNDS
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule promulgated by the SEC under the 1940 Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the NAV per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

INCOME, BALANCED AND EQUITY FUNDS
Market values of the Income, Balanced and Equity Funds' portfolio securities are determined as follows:

*for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

*in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

*futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such
e                                 xchanges.  Options  traded  in  the  over-the-
counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

*for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

*for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m. Eastern time, on the day the value of the foreign security is determined.
Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

Each Equity, Balanced, Managed Allocation and Income Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Edgewood Services, Inc.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional, and makes this available for marketing and sales-related activities and expenses, including those of the Advisor and its affiliates.


ADVANCE COMMISSIONS
When an investment professional's customer purchases Shares, the investment professional may receive an advance commission as follows:


CLASS A SHARES (FOR PURCHASES OVER $1 MILLION)

STOCK, BALANCED AND MANAGED ALLOCATION FUNDS (EXCLUDING EQUITY INCOME, EQUITY INDEX FUND LARGE CAP VALUE FUND AND SMALL CAP STOCK FUND)
                                    ADVANCE COMMISSION
                                    AS A PERCENTAGE OF
 PURCHASE AMOUNT                    PUBLIC OFFERING PRICE
 $1 million - $2,999,999.99         1.00%
 $3 million up to $4,999,999.99     0.50%
 Over $5 million                    0.25%


BOND FUNDS

                                    ADVANCE COMMISSION
                                    AS A PERCENTAGE OF
 PURCHASE AMOUNT                    PUBLIC OFFERING PRICE
 $1 million - $2,999,999.99         0.75%
 $3 million up to $4,999,999.99     0.50%
 Over $5 million                    0.25%


Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.
























RULE 12B-1 PLANS (CLASS A SHARES, CLASS A2 SHARES, CLASS B SHARES, CLASS C SHARES, CLASS S SHARES, CORPORATE SHARES AND INTITUTIONAL II SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay a financial intermediary (including the Distributor, the Advisor and their affiliates) for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares, and to provide distribution related and/or recordkeeping and administrative services for Fund shareholders. The Plan is also designed to cover other costs incurred in implementing and operating the Plan. In the case of the Rule 12b-1 Plan for Class B and Class C Shares, it is also designed to pay third parties for financing advanced commissions to brokers. In accordance with the Distribution Plan, the Distributor or the Funds may enter into agreements with financial intermediaries, such as brokers and dealers, relating to distribution and/or marketing services with respect to the Class A, (except for Money Market Fund, Treasury Money Market Fund and New York Tax-Free Money Market Fund, whose Class A Shares do not have a Rule 12b-1 Plan) Class A2, Class B, Class C, Class S, Corporate and Institutional II Shares of the Funds. The Distributor or the Funds may also enter into Rule 12b-1 related agreements with administrators (including financial intermediaries, fiduciaries, custodians for public funds, and investment advisers) to provide distribution related and other services with respect to the Class A, Class A2, Class B, Class C, Class S, Corporate and Institutional II Shares. The Rule 12b-1 Plan is expected to benefit a Fund in a number of ways. For example, it is anticipated that the Plan will help a Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Funds, which promotes the sale of Shares by providing a range of options to investors. The Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

A Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will a Fund pay for any expenses of a financial intermediary that exceed the maximum Rule 12b-1 Plan fee of 0.25% of the Funds' average daily net assets for Class A, Class A2 Shares, Class S Shares, Corporate Shares and Institutional II Shares, and 0.75% of the Fund's average daily net assets of Class B and Class C Shares.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the financial intermediary has incurred. Therefore, it may take the financial intermediary a number of years to recoup these expenses.

The Distributor, the Advisor and their affiliates may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B and Class C Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.

CLASS C SHARES

In most cases, investment professionals that sell Class C Shares are entitled to receive a 0.75% 12b-1 fee on assets in the 13th month after the sale.

SHAREHOLDER SERVICES PLANS (CLASS A SHARES, CLASS A2 SHARES, CLASS B SHARES, CLASS C SHARES, CLASS S SHARES, CORPORATE SHARES, AND INSTITUTIONAL I SHARES) The Funds may pay financial intermediaries, including the Distributor, the Advisor and their affiliates for providing shareholder services and maintaining shareholder accounts. The financial intermediary may select others to perform these services for their customers and may pay them fees.

CLASS B SHARES

In most cases, investment professionals that sell Class B Shares are entitled to receive a 0.25% shareholder services fee on assets in the 13th month after the sale.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
In addition to the Rule 12b-1 and/or shareholder services fees that a Fund pays to financial intermediaries, the Distributor, its affiliate Federated Services Company, and the Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries. While NASD regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Distributor, the Advisor and their affiliates may pay out of their own resources. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor and their affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the Distributor, the Advisor and their affiliates may make additional payments to financial intermediary.

SUPPLEMENTAL PAYMENTS
Financial intermediaries may be paid fees out of the assets of the Distributor, its affiliate Federated Services Company, and the Advisor and its affiliates (but not out of Fund assets).

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about a Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.


PROCESSING SUPPORT PAYMENTS
The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries' mutual fund trading system.


RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor, the Advisor and their affiliates may make payments to certain financial intermediaries who sell Fund Shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.


OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor, the Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of August __, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding shares:

Balanced Fund (Institutional I Shares )- _____.

Equity Income Fund (Class B Shares)- _____.

Equity Income Fund (Institutional I Shares)- ____.

Equity Index Fund (Class A Shares)- _____.

Equity Index Fund (Class B Shares)- ______.

Equity Index Fund (Institutional I Shares)- ______.

Income Fund (Class A Shares)- ______.

Income Fund (Class B Shares)- ______.

Income Fund (Institutional I Shares)- _______.

Intermediate-Term Bond Fund (Class A Shares)- ______.

Intermediate-Term Bond Fund (Class B Shares)- ______.

Intermediate-Term Bond Fund (Institutional I Shares)-______.

International Equity Fund (Class A Shares)- _______.

International Equity Fund (Class B Shares)- _______.

International Equity Fund (Institutional I Shares)- _________.

Large Cap Growth Fund (Class A Shares)- __________.

Large Cap Growth Fund (Class B Shares)- ___________.

Large Cap Growth Fund (Institutional I Shares)- _______.

Large Cap Stock Fund (Institutional I Shares)- ___________.

Large Cap Value Fund (Class A Shares)- __________.

Large Cap Value Fund (Institutional I Shares)- __________.

Managed Allocation Fund- Conservative Growth- (Class A Shares)- ____________.

Managed Allocation Fund- Moderate Growth- (Class A Shares)- ____________.

Maryland Municipal Bond Fund (Class A Shares)- ___________.

Maryland Municipal Bond Fund (Class B Shares)- _____________.

 Maryland Municipal Bond Fund (Institutional I Shares)- ____________.

Mid Cap Growth Fund (Class A Shares)- ____________.

Mid Cap Growth Fund (Class B Shares)- _______________.

Mid Cap Growth Fund (Institutional I Shares)- ___________.

Mid Cap Stock Fund (Class A Shares)- ___________.

Mid Cap Stock Fund (Class B Shares)- _____________.

Mid Cap Stock Fund (Institutional I Shares)- ______________.

Money Market Fund (Class A Shares)- ____________.

Money Market Fund (Class B Shares)- ______________.

Money Market Fund (Class S Shares)- __________.

Money Market Fund (Institutional I Shares)- ____________.

Money Market Fund (Institutional II Shares)- ____________.

Multi- Cap Growth Fund (Institutional I Shares)- __________.

New York Municipal Bond Fund (Class B Shares)- ___________.

New York Tax-Free Money Market Fund (Class A Shares)- ___________.

New York Tax-Free Money Market Fund (Institutional I Shares)- _________.

Pennsylvania Municipal Bond Fund (Class A Shares)- ___________.

Pennsylvania Municipal Bond Fund (Class B Shares)- ___________.

Pennsylvania Municipal Bond Fund (Institutional I  Shares)- __________.

Pennsylvania Tax-Free Money Market Fund (Class A Shares)- ___________.

Pennsylvania Tax-Free Money Market Fund (Institutional I Shares)- ___________.

Pennsylvania Tax-Free Money Market Fund (Institutional II Shares)- ___________.

Prime Money Market Fund (Institutional I Shares)- __________.

Short Duration Government Bond Fund (Class A Shares)- __________.

Short Duration Government Bond Fund (Class B Shares)- __________.

Short Duration Government Bond Fund (Institutional I Shares)- ___________.

Short-Term Corporate Bond Fund (Class A Shares)- _________.

Short-Term Corporate Bond Fund (Class B Shares)- ___________.

Short-Term Corporate Bond Fund (Institutional I Shares)- ______________.

Small Cap Growth Fund (Class C Shares)- _____________.

Small Cap Growth Fund (Institutional I Shares)- ______________.

Small Cap Stock Fund (Class A Shares)- ____________.

Small Cap Stock Fund (Institutional I Shares)- __________.

Tax-Free Money Market Fund (Class A Shares)-____________.

Tax-Free Money Market Fund (Institutional I Shares)- ___________.

Tax-Free Money Market Fund (Institutional II Shares)- ____________.

U.S. Government Bond Fund (Class A Shares)- _____________.

U.S. Government Bond Fund (Class B Shares)- ____________.

U.S. Government Bond Fund (Institutional I Shares)- ___________.

U.S. Government Money Market Fund (Class A Shares)- ___________.

U.S. Government Money Market Fund (Institutional I Shares)- ___________.

U.S. Government Money Market Fund (Institutional II Shares)- _____________.

U.S. Treasury Money Market Fund (Class A Shares)- ____________.

U.S. Treasury Money Market Fund (Class S Shares)- ___________.

U.S. Treasury Money Market Fund (Institutional I  Shares)- ___________.

U.S. Treasury Money Market Fund (Institutional II Shares)- ____________.

Virginia Municipal Bond Fund (Class A Shares)- ______________.

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.



TAX INFORMATION


FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

TAX-FREE PORTFOLIOS: TAX-FREE MONEY MARKET FUND, PENNSYLVANIA TAX FREE MONEY MARKET FUND, NEW YORK TAX-FREE MONEY MARKET FUND, MARYLAND MUNICIPAL BOND FUND, NEW YORK MUNICIPAL BOND FUND, PENNSYLVANIA MUNICIPAL BOND FUND AND VIRGINIA MUNICIPAL BOND FUND

If a Tax-Free Portfolio satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code, it may pay "exempt-interest dividends" to its shareholders; each Tax-Free Portfolio intends to continue to satisfy this requirement. Those dividends constitute the portion of its aggregate dividends (excluding capital gain distributions) equal to the excess of its excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for Federal income tax purposes, although the amount of those dividends must be reported on the recipient's Federal income tax return. Shareholders' treatment of dividends from a Tax-Free Portfolio under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisors concerning this matter.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Tax-Free Portfolio is not deductible for federal income tax purposes. Under IRS rules for determining when borrowed funds are used for purchasing or carrying particular assets, Tax-Free Portfolio shares may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity obligations ("PABs") should consult their tax advisors before purchasing shares of a Tax-Free Portfolio because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, "substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs. Interest on certain PABs (which the Tax-Free Portfolios expect to purchase) is treated as a Tax Preference Item, although it remains fully tax-exempt for regular Federal income tax purposes; a portion (not expected to exceed 20%) of each Tax-Free Portfolio's exempt-interest dividends thus may constitute a Tax Preference Item. Interest on all tax-exempt obligations is included in "adjusted current earnings" of corporations for purposes of the AMT.

If shares of a Tax-Free Portfolio are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.

If a Tax-Free Portfolio invests in instruments that generate taxable interest income, under the circumstances described in the prospectuses and in the discussion of municipal market discount bonds below, the portion of any dividend of that Portfolio attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. The exempt-interest dividend portion is determined by the ratio of (1) the net tax-exempt income a Portfolio realizes for the entire year to (2) the aggregate amount of distributions for the year and thus is an annual average, rather than a day-to-day determination. Moreover, if a Tax-Free Portfolio realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders.

A Tax-Free Portfolio may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). If a bond's market discount is less that the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the Tax-Free Portfolio acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by a Tax-Free Portfolio after April 30, 1993 (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period between the dates of acquisition and maturity. In lieu of treating the disposition gain as above, a Tax-Free Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a Tax-Free Portfolio) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from Tax-Free Portfolio still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient's income exceeded the established amounts. Receipt of tax-exempt income may result in collateral tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, certain foreign corporations doing business in the United States, certain S corporations with excess passive income and individuals otherwise eligible for the earned income credit. Prospective purchasers of Portfolio shares should consult their own tax advisors as to the applicability of any such collateral consequences.

Shares of a Tax-Free Portfolio would not be suitable for tax-exempt institutions and for tax-exempt retirement plans qualified under section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt.

NEW YORK TAXES
Under existing New York laws, shareholders of the New York Municipal Bond Fund and New York Tax-Free Money Market Fund will not be subject to New York State or New York City personal income taxes on dividends to the extent that such dividends qualify as "exempt interest dividends" under the Internal Revenue Code of 1986 and represent interest income attributable to obligations of the State of New York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. To the extent that distributions are derived from other income, such distributions will be subject to New York State or New York City personal income tax.

The New York Municipal Bond Fund and New York Tax-Free Money Market Fund cannot predict in advance the exact portion of their dividends that will be exempt from New York State and New York City personal income taxes. However, the Funds will report to shareholders at least annually what percentage of the dividends they actually paid is exempt from such taxes.

Dividends paid by the New York Municipal Bond Fund and New York Tax-Free Money Market Fund are exempt from the New York City unincorporated business tax to the same extent that they are exempt from the New York City personal income tax.

Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.

Income from the New York Municipal Bond Fund and New York Tax-Free Money Market Fund is not necessarily free from taxes in states other than New York. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Dividends paid by the New York Municipal Bond Fund and New York Tax-Free Money Market Fund that are attributable to the net interest earned on some temporary and any realized net short-term capital gains are taxed as ordinary income.

PENNSYLVANIA TAXES
The Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund intend to invest all, or substantially all, of its assets in debt obligations the interest on which is exempt for federal income tax purposes. In order for the Funds to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Funds' assets at the close of each quarter of the Funds' taxable year must consist of exempt-interest obligations.



MARYLAND TAXES
To the extent that dividends paid by the Maryland Municipal Bond Fund qualifies as exempt-interest dividends of a regulated investment company, the portion of the exempt-interest dividends that represents interest received by the Fund (a) on obligations of Maryland or its political subdivisions and authorities, (b) on obligations of the United States, or (c) obligations of certain authorities, commissions, instrumentalities, possessions or territories of the United States, will be exempt from Maryland state and local income taxes when allocated or distributed to a shareholder of the Fund. In addition, gains realized by the Fund from the sale or exchange of a bond issued by Maryland or a political subdivision of Maryland, will not be subject to Maryland state and local income taxes.

To the extent that distributions of the Fund are attributable to sources other than those described in the preceding paragraph, such as, for example, interest received by the Fund on obligations issued by states other than Maryland or capital gains realized on obligations issued by U.S. territories and possessions and from states other than Maryland, and income earned on repurchase agreements, such distributions will be subject to Maryland state and local income taxes. Income earned on certain private activity bonds (other than obligations of the State of Maryland or a political subdivision or authority thereof) which the Fund might hold will constitute a Maryland tax preference for individual shareholders. In addition, capital gains realized by a shareholder upon a redemption or exchange of portfolio shares will be subject to Maryland state and local income taxes.

VIRGINIA TAXES
Under existing Virginia laws, distributions made by the Virginia Municipal Bond Fund will not be subject to Virginia income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent: (i) interest or gain from obligations issued by or on behalf of the Commonwealth of Virginia or any political subdivision thereof; or
(ii) interest or gain from obligations issued by a territory or possession of the United States or any political subdivision thereof which federal law exempts from state income taxes. Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Virginia income taxes.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, other directorships held, and total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is composed of 36 funds and is the only investment company in the Fund Complex.




INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

NAME
ADDRESS                                                                                                                   TOTAL
BIRTH DATE                                                                                                             COMPENSATION
POSITION WITH TRUST              PRINCIPAL OCCUPATIONS FOR PAST FIVE YEARS AND OTHER DIRECTORSHIPS HELD                    FROM
DATE SERVICE BEGAN                                                                                                        TRUST
MARK J. CZARNECKI+               PRINCIPAL OCCUPATIONS: Executive Vice President, M&T Bank Holding Corp. (bank               $0
Manufacturers and Traders        holding company).
Trust Company
One M&T Plaza                       OTHER DIRECTORSHIPS HELD:  None
Buffalo, NY 14203
Birthdate:  November 3, 1955

TRUSTEE

Began serving: August 2000

________________________________________________________________________________

+ Mark J. Czarnecki is "interested" due to positions he holds with M&T Bank, the parent of the Funds' advisor.


INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME
ADDRESS                                                                                                                TOTAL
BIRTH         PRINCIPAL OCCUPATIONS FOR PAST FIVE YEARS AND OTHER DIRECTORSHIPS HELD                                COMPENSATION
DATE                                                                                                                    FROM
POSITION                                                                                                               TRUST
WITH
TRUST
DATE
SERVICE
BEGAN
JOSEPH J.     PRINCIPAL OCCUPATIONS: Chairman, Community Foundation for Greater Buffalo; Chairman, Buffalo              $53,000
CASTIGLIA     Olmstead Parks Conservancy.
                 OTHER DIRECTORSHIPS HELD: The Energy East Corp.; Community Foundation for Greater Buffalo.
Roycroft
Campus           PREVIOUS POSITIONS: Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc.
   21         (manufacturer of paints and chemical specialties).
South
Grove
Street,
Suite 291
   East
Aurora,
NY 14052
   Birth
date:
July 20,
1934


CHAIRMAN
AND
TRUSTEE

   Began
serving:
February
1988
JOHN S.                  PRINCIPAL OCCUPATION: Senior Consultant, Yaffe & Co., Inc. (health care company) since February    $48,000
CRAMER                2006.
   4216
Jonathan                 OTHER DIRECTORSHIPS HELD: None
Lane
                         PREVIOUS POSITION: President Emeritus, Pinnacle Health Systems (health care).
Harrisburg,
PA 17110
   Birth
date:
February 22,
1942

   TRUSTEE

   Began
serving:
December
2000
DANIEL R.        PRINCIPAL OCCUPATIONS: CEO and CFO, Gernatt Asphalt Products, Inc.;  President, Dan Gernatt Gravel         $43,000
GERNATT, JR.  Products, Inc.;  President, Country Side Sand & Gravel, Inc.
   13870
Taylor           OTHER DIRECTORSHIPS HELD: None
Hollow Road
   Collins,
NY 14034
   Birth
date: July
14, 1940

   TRUSTEE

   Began
serving:
February
1988

WILLIAM H.      PRINCIPAL OCCUPATIONS: Retired.                                                                           $45,000
COWIE, JR.
1408 Ruxton     OTHER DIRECTORSHIPS HELD: None
Road
Baltimore,      PREVIOUS POSITION: Vice Chairman of Signet Banking Corp.
MD 21204
Birth date:
January 24,
1931

Trustee

Began
serving:
September
2003
RICHARD B.      PRINCIPAL OCCUPATIONS: Chairman and Director (since 1995) of Girard Partners (NASD registered             $48,000
SEIDEL          Broker/Dealer and SEC Registered Investment Advisory Firm).
770 Hodges
Lane            OTHER DIRECTORSHIPS HELD: None
Strafford,
PA
Birth date:
April 20,
1941

Trustee

Began
serving:
September
2003
DR.             PRINCIPAL OCCUPATION: Retired.                                                                               $33,000
MARGUERITE      PREVIOUS POSITION: President and CEO of AAA Western and Central New York.
D.              OTHER DIRECTORSHIPS HELD: Chairman, Federal Reserve Board (Buffalo Branch); Board Member, Western
HAMBLETON       New York Public Broadcasting; Trustee, Canisius College.
62 LaNoche
Court
Buffalo, NY
Birth date:
February
19, 1943

TRUSTEE

Began
serving:
September
2005

OFFICERS


NAME                                                                                                                   TOTAL
ADDRESS                                                                                                             COMPENSATION
BIRTH DATE                                                                                                              FROM
POSITION         PRINCIPAL OCCUPATIONS FOR PAST FIVE YEARS AND PREVIOUS POSITIONS                                      TRUST*
WITH TRUST
CHARLES L.          PRINCIPAL OCCUPATIONS: Director of Mutual Fund Services, Federated Services Company; Senior           $0
DAVIS            Vice President, Federated Securities Corp.; President, Edgewood Services, Inc.; and President,
   Federated     Southpointe Distribution Services, Inc.
Investors
Tower               PREVIOUS POSITIONS: Director of Sales Administration, Federated Securities Corp.; Director
                 of Business Development, Federated Services Company; Business Manager, Mutual Fund Services,
Pittsburgh,      Federated Services Company; Director of Investor Relations, MNC Financial, Inc.; and Vice
PA               President, Maryland National Bank.
   Birth
date:  March
23, 1960

CHIEF
EXECUTIVE
OFFICER

Began
serving:
December
2002
CARL W.                      PRINCIPAL OCCUPATIONS: Senior Vice President, M&T Bank, 2001-Present;                        $0
JORDAN                    Administrative Vice President, M&T Bank, 1995-2001.
   One M&T
Plaza
   Buffalo,
NY
   Birth
date:
January 2,
1955

PRESIDENT

Began
serving: May
2001
TODD E.                      PRINCIPAL OCCUPATIONS: Vice President, M&T Bank, 2000-Present; Vice President,               $0
RICHARDS                  Director of Mutual Fund Services, M&T Securities, since January 2006.
100 East
Pratt Street                 PREVIOUS POSITION: President, Keystone Brokerage.
Baltimore,
MD
Birth date:
August 5,
1948

VICE
PRESIDENT

Began
serving:
March 2006
PHILIP R.                 PRINCIPAL OCCUPATIONS: Vice President, Director of Distribution for Proprietary                  $0
CARBONE                   Products, M&T Securities, since 2003; Manager, Vision Shareholder Services and
100 East                  Discount Brokerage, 1998-2002.
Pratt
Street, 15th              PREVIOUS POSITIONS: Regional Sales Manager, M&T Securities, Inc., 1995-1998.
floor
Baltimore,
MD
Birth date:
July 27,
1954

VICE
PRESIDENT

Began
serving:
September
2003
SCOT A.                   PRINCIPAL OCCUPATIONS: Vice President, Product Manager, M&T Securities, since 2002;              $0
MILLEN                    Executive Associate, M&T Investment Group, 2001-2002; Summer Associate, M&T
100 East                  Investment Group, 2000.
Pratt
Street, 15th
floor
Baltimore,
MD
Birth date:
February 22,
1969

VICE
PRESIDENT

Began
serving:
September
2003
JUDY MACKIN         PRINCIPAL OCCUPATIONS: Vice President, Mutual Fund Services Division, Federated Services              $0
Federated        Company.
Investors
Tower
Pittsburgh,
PA
Birth date:
May 30, 1960

VICE
PRESIDENT
AND
ASSISTANT
TREASURER

   Began
serving:
March 2005
RICHARD N.          PRINCIPAL OCCUPATION:  Vice President, Federated Administrative Services.                             $0
PADDOCK
Federated
Investors
Tower
Pittsburgh,
PA
Birth date:
October 25,
1963

TREASURER,
PRINCIPAL
FINANCIAL
OFFICER

Began
serving:
January 2006



THOMAS R.           PRINCIPAL OCCUPATION: Chief Compliance Officer, MTB Group of Funds, MTB Investment                    $0
RUS              Advisors, Inc. and Zirkin-Cutler Investments, Inc.
100 E. Pratt
Street, 17th        PREVIOUS POSITIONS: Vice President and Associate Counsel, M&T Bank 2003-2004; Vice
floor            President and Trust Counsel, AllFirst Financial, Inc., 1995-2003.
Baltimore,
MD
Birth date:
October 11,
1959

CHIEF
COMPLIANCE
OFFICER

Began
serving:
September
2004
STEVEN A.           PRINCIPAL OCCUPATION: Compliance Officer, Federated Services Company, Federated Securities            $0
FRIEDMAN         Corp. and Edgewood Services, Inc.
Federated
Investors           PREVIOUS POSITIONS: Senior Vice President, Compliance Officer and Bank Secrecy Act Officer,
Tower            Parkvale Bank
Pittsburgh,
PA
Birth date:
May 12, 1950

AML
COMPLIANCE
OFFICER

Began
serving:
December
2002
C. GRANT            PRINCIPAL OCCUPATION:  Counsel, Reed Smith LLP (since October 2002).                                  $0
ANDERSON
Federated
Investors
Tower               PREVIOUS POSITIONS: Corporate Counsel, Federated Investors, Inc.; Vice President, Federated
Pittsburgh,      Services Company (prior to October 2002).
PA
Birth date:
November 6,
1940

SECRETARY

   Began
serving:
December
2000
GAIL C.             PRINCIPAL OCCUPATION:  Counsel, Reed Smith LLP (since October 2002).                                  $0
JONES
Federated
Investors
Tower               PREVIOUS POSITIONS: Corporate Counsel (January 1997 to September 2002) and Vice President
Pittsburgh,      (January 1999 to September  2002) of  Federated Services Company.
PA
Birth date:
October 26,
1953

ASSISTANT
SECRETARY

   Began
serving:
June 2005

* Officers do not receive any compensation from the Funds.

 COMMITTEES OF THE BOARD

BOARD          COMMITTEE       COMMITTEE FUNCTIONS                                                                         MEETINGS
COMMITTEE      MEMBERS                                                                                                     HELD
                                                                                                                           DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR

EXECUTIVE         Mark J.         In between the meetings of the full Board, the Executive Committee generally may           None
               Czarnecki       exercise all the powers of the full Board in the management and direction of the
                  Daniel       business and conduct of the affairs of the Trust in such manner as the Executive
               R. Gernatt,     Committee shall deem to be in the best interests of the Trust. However, the Executive
               Jr.             Committee cannot elect or remove Board members, increase or decrease the number of
                  Richard      Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to
               B. Seidel       shareholders any action requiring shareholder approval.
AUDIT             Joseph          The purposes of the Audit Committee are to oversee the accounting and financial            Four
               J.              reporting process of the Funds, the Funds' internal control over financial reporting,
               Castiglia       and the quality, integrity and independent audit of the Funds' financial statements.
                  William      The Committee also oversees or assists the Board with the oversight of compliance with
               H. Cowie,       legal requirements relating to those matters, approves the engagement and reviews the
               Jr.             qualifications, independence and performance of the Funds' independent registered
                  John S.      public accountants, acts as a liaison between the independent registered public
               Cramer          accountants and the Board and reviews the Funds' internal audit function.
                  Richard
               B. Seidel
NOMINATING        Joseph          The Nominating Committee, whose members consist of all independent Trustees, selects       None
               J.              and nominates persons for election to the Funds' Board when vacancies occur. The
               Castiglia       Committee will consider candidates recommended by shareholders, Independent Trustees,
                  John J.      officers or employees of any of the Funds' agents or service providers and counsel to
               Cramer          the Funds. Any shareholder who desires to have an individual considered for nomination
                  Daniel       by the Committee must submit a recommendation in writing to the Secretary of the Funds,
               R. Gernatt,     at the Funds' address appearing on the back cover of this Statement of Additional
               Jr.             Information. The recommendation should include the name and address of both the
                  William      shareholder and the candidate and detailed information concerning the candidate's
               H. Cowie,       qualifications and experience. In identifying and evaluating candidates for
               Jr.             consideration, the Committee shall consider such factors as it deems appropriate. Those
                  Richard      factors will ordinarily include: integrity, intelligence, collegiality, judgment,
               B. Seidel       diversity, skill, business and other experience, qualification as an "Independent
                               Trustee," the existence of material relationships which may create the appearance of a
               Marguerite      lack of independence, financial or accounting knowledge and experience, and dedication
               D.              and willingness to devote the time and attention necessary to fulfill Board
               Hambleton       responsibilities.


BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE TRUST

AS OF DECEMBER 31, 2006  (TABLE BELOW TO BE UPDATED VIA AMENDMENT)


                                                                                        AGGREGATE
                                                                 DOLLAR RANGE OF  DOLLAR RANGE OF
                                                                    SHARES OWNED  SHARES OWNED IN
BOARD MEMBER NAME                                                       IN FUNDS        THE TRUST
INTERESTED BOARD MEMBER
MARK J. CZARNECKI                                                                   Over $100,000
  MTB Mid Cap Stock Fund                                              $1-$10,000
  MTB New York Tax-Free Money Market Fund                          Over $100,000
  MTB Money Market Fund                                            Over $100,000

INDEPENDENT BOARD MEMBERS
JOSEPH J. CASTIGLIA                                                                 Over $100,000
  MTB Small Cap Stock Fund                                         Over $100,000
WILLIAM H. COWIE, JR                                                             $50,001-$100,000
  MTB Large Cap Growth Fund                                      $10,001-$50,000
  MTB Large Cap Value Fund                                       $10,001-$50,000
  MTB Money Market Fund                                               $1-$10,000
JOHN S. CRAMER                                                                      Over $100,000
  MTB Managed Allocation Fund - Moderate Growth                    Over $100,000
  MTB International Equity Fund                                       $1-$10,000
  MTB Large Cap Stock Fund                                            $1-$10,000
DANIEL R. GERNATT, JR.                                                              Over $100,000
  MTB Large Cap Growth Fund                                        Over $100,000
  MTB Large Cap Value Fund                                         Over $100,000
  MTB Mid Cap Stock Fund                                           Over $100,000
  MTB International Equity Fund                                    Over $100,000
RICHARD B. SEIDEL                                                                $50,001-$100,000
  MTB Equity Income Fund                                         $10,001-$50,000
  MTB Multi Cap Growth Fund                                      $10,001-$50,000
MARGUERITE D. HAMBLETON                                                                      None


As of August __, 2007, the Funds' Board and Officers as a group owned less than 1% of each Fund's outstanding Shares.




INVESTMENT ADVISOR
The Advisor conducts investment research and makes investment decisions for the Funds.

The Advisor shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

SUB-ADVISORS

MID CAP STOCK FUND
Prior to December 8, 2004, the Advisor delegated daily management of the Mid Cap Stock Fund to the sub-advisor, Independence Investment LLC (Independence).

For its services under the Sub-Advisory Agreement, Independence received an allocable portion of the advisory fee the Advisor received from the Mid Cap Stock Fund. The allocation was based on the amount of average daily net assets that Independence managed for the Fund. This fee was paid by the Advisor out of the fees it received from the Fund and was not a direct Fund expense. Independence was paid by the Advisor as follows:

-------------------------------------------------------
 SUB-ADVISORY FEE AVERAGE DAILY NET ASSETS OF THE FUND
-------------------------------------------------------
 0.40%            on assets up to $500 million
-------------------------------------------------------
 0.35%            on assets in excess of $500 million
-------------------------------------------------------

Effective December 8, 2004, the Advisor delegated daily management of the value component of the Mid Cap Stock Fund to a sub-advisor, LSV Asset Management
(LSV). LSV also sub-advises the value component of Small Cap Stock Fund and of the International Equity Fund. For its services under the Sub-Advisory Agreement, LSV is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Mid Cap Stock Fund. The allocation is based on the amount of the average daily net assets that LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. LSV is entitled to be paid a fee on the value portion of the average daily net assets (ADNA) of the Mid Cap Stock Fund it manages at the following annual rate: 0.50% on the first $100 million of ADNA, 0.40% on the next $100 million of ADNA and 0.35% on ADNA over $200 million. From time to time, LSV may voluntarily waive all or a portion of its subadvisory fee in its sole discretion. In that regard, LSV has voluntarily implemented a waiver of a portion of the subadvisory compensation it receives from MTBIA for managing the value component of the assets of the Small Cap Stock Fund and Mid Cap Stock Fund. The fee waiver will be calculated based on the total subadvisory fee LSV receives from MTBIA for managing these two funds and will reduce proportionately the subadvisory fee for each Fund based on assets under LSV management. This fee waiver will not change the rate of the advisory fee the Funds pay to MTBIA, but will increase the amount of the total advisory fee that MTBIA retains absent any further voluntary waiver by MTBIA.

LARGE CAP GROWTH FUND

Prior to July 1, 2004, when the Advisor assumed daily management of the Large Cap Growth Fund, the Advisor had delegated daily management of the Fund to the sub advisor, Montag & Caldwell, Inc. (M&C).

For its services under the Sub-Advisory Agreement, M&C received an allocable portion of the advisory fee the Advisor received from the Fund. The allocation was based on the amount of securities which M&C managed for the Fund. This fee was paid by the Advisor out of the fees it received and was not a Fund expense. M&C was paid by the Advisor as follows:

--------------------------------------------------------------------
 SUB-ADVISORY FEE AVERAGE DAILY NET ASSETS OF THE FUND
--------------------------------------------------------------------
 0.50%            On the first $50 million average daily net assets
--------------------------------------------------------------------
 0.40%            On the next $50 million average daily net assets
--------------------------------------------------------------------
 0.30%            On the next $100 million average daily net assets
--------------------------------------------------------------------
 0.20%            On average daily net assets over $200 million
--------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
Prior to October 25, 2005, the Advisor delegated daily management of the International Equity Fund to the sub-advisor, UBS Global Asset Management (Americas) Inc. (UBS). For its services under the Sub-Advisory Agreement, UBS received an allocable portion of the advisory fee the Advisor received from the International Equity Fund. The allocation was based on the amount of securities which UBS managed for the Fund. This fee was paid by the Advisor out of the fees it received and is not a direct Fund expense. UBS was paid by the Advisor as follows:

--------------------------------------------------------------------
 SUB-ADVISORY FEE AVERAGE DAILY NET ASSETS OF THE FUND
--------------------------------------------------------------------
 0.40%            on the first $50 million average daily net assets
--------------------------------------------------------------------
 0.35%            on the next $150 million average daily net assets
--------------------------------------------------------------------
 0.30%            on average daily net assets over $200 million
--------------------------------------------------------------------


Effective October 24, 2005, the Advisor delegated daily management of the value component of the International Equity Fund to a sub-advisor, LSV Asset Management (LSV). LSV also sub-advises the value components of Small Cap Stock Fund and Mid Cap Stock Fund. For its services under the Sub-Advisory Agreement, LSV is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. LSV is entitled to be paid a fee on the value portion of the average daily net assets (ADNA) of the International Equity Fund it manages at the following annual rate: 0.49% on all assets.

Effective October 24, 2005, the Advisor delegated daily management of the core component of the International Equity Fund to a sub-advisor, SSgA Funds Management, Inc. (SSgA FM). For its services under the Sub-Advisory Agreement, SSgA FM is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that SSgA FM manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. SSgA FM is entitled to be paid a fee on the core portion of the average daily net assets (ADNA) of the International Equity Fund it manages at the following annual rate: 0.40% on the first $50 million of ADNA; 0.32% on the next $90 million of ADNA; and 0.30% on ADNA over $140 million.

Effective October 24, 2005, the Advisor delegated daily management of the growth component of the International Equity Fund to a sub-advisor, Hansberger Global Investors, Inc. (HGI). For its services under the sub-advisory agreement, HGI is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that HGI manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. HGI is entitled to be paid a fee on the growth portion of the average daily net assets (ADNA) of the International Equity Fund it manages at the following annual rate: 0.60% on all assets.

SMALL CAP STOCK FUND
Effective August 22, 2003, the Adviser has delegated daily management of the value component of the Small Cap Stock Fund to a sub-advisor, LSV Asset Management (LSV). For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee the Advisor receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives and is not a Fund expense. LSV is paid by the Advisor as follows:

--------------------------------------------------------------------
 SUB-ADVISORY FEE AVERAGE DAILY NET ASSETS OF THE FUND
--------------------------------------------------------------------
 0.65%            On the first $50 million average daily net assets
--------------------------------------------------------------------
 0.55%            On average daily net assets over $50 million
--------------------------------------------------------------------

LSV has implemented a voluntary fee waiver, as described under Mid Cap Stock
Fund.

From August 22, 2003 through November 1, 2006, the Advisor delegated daily management of the growth component of the Small Cap Stock Fund to a sub-advisor, Mazama Capital Management, Inc. (Mazama). For its services under the Sub-Advisory Agreement, Mazama received an allocable portion of the advisory fee the Advisor received from the Small Cap Stock Fund. The allocation was based on the amount of securities which Mazama managed for the Fund. This fee was paid by the Advisor out of the fees it received and was not a Fund expense. Mazama was paid by the Advisor as follows:

 SUB-ADVISORY FEE AVERAGE DAILY NET ASSETS OF THE FUND
-------------------------------------------------------
 0.70%            On average daily net assets


Effective November 1, 2006, the Advisor has delegated daily management of the growth component of the Small Cap Stock Fund to a sub-advisor, Copper Rock Capital Partners, LLC (Copper Rock). For its services under the Sub-Advisory Agreement, Copper Rock receives an allocable portion of the advisory fee the Advisor receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which Copper Rock manages for the Fund. This fee is paid by the Advisor out of the fees it receives and is not a Fund expense. Copper Rock is paid by the Advisor as follows:

--------------------------------------------------------------------
 SUB-ADVISORY FEE AVERAGE DAILY NET ASSETS OF THE FUND
--------------------------------------------------------------------
 0.72%            On the first $50 million average daily net assets
--------------------------------------------------------------------
 0.66%            On average daily net assets over $50 million"
--------------------------------------------------------------------
 From August 22, 2003 through November 1, 2006, the Advisor delegated daily management of the growth component of the Small Cap Stock Fund to a sub-advisor, Mazama Capital Management, Inc. (Mazama). For its services under the Sub-Advisory Agreement, Mazama received an allocable portion of the advisory fee the Advisor received from the Small Cap Stock Fund. The allocation was based on the amount of securities which Mazama managed for the Fund. This fee was paid by the Advisor out of the fees it received and was not a Fund expense. Mazama was paid by the Advisor as follows:

 SUB-ADVISORY FEE AVERAGE DAILY NET ASSETS OF THE FUND
-------------------------------------------------------
 0.70%            On average daily net assets


Effective November 1, 2006, the Advisor has delegated daily management of the growth component of the Small Cap Stock Fund to a sub-advisor, Copper Rock Capital Partners, LLC (Copper Rock). For its services under the Sub-Advisory Agreement, Copper Rock receives an allocable portion of the advisory fee the Advisor receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which Copper Rock manages for the Fund. This fee is paid by the Advisor out of the fees it receives and is not a Fund expense. Copper Rock is paid by the Advisor as follows:

--------------------------------------------------------------------
 SUB-ADVISORY FEE AVERAGE DAILY NET ASSETS OF THE FUND
--------------------------------------------------------------------
 0.72%            On the first $50 million average daily net assets
--------------------------------------------------------------------
 0.66%            On average daily net assets over $50 million"
--------------------------------------------------------------------
From August 22, 2003 through November 1, 2006, the Advisor delegated daily management of the growth component of the Small Cap Stock Fund to a sub-advisor, Mazama Capital Management, Inc. (Mazama). For its services under the Sub-Advisory Agreement, Mazama received an allocable portion of the advisory fee the Advisor received from the Small Cap Stock Fund. The allocation was based on the amount of securities which Mazama managed for the Fund. This fee was paid by the Advisor out of the fees it received and was not a Fund expense. Mazama was paid by the Advisor as follows:

 SUB-ADVISORY FEE AVERAGE DAILY NET ASSETS OF THE FUND
-------------------------------------------------------
 0.70%            On average daily net assets


Effective November 1, 2006, the Advisor has delegated daily management of the growth component of the Small Cap Stock Fund to a sub-advisor, Copper Rock Capital Partners, LLC (Copper Rock). For its services under the Sub-Advisory Agreement, Copper Rock receives an allocable portion of the advisory fee the Advisor receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which Copper Rock manages for the Fund. This fee is paid by the Advisor out of the fees it receives and is not a Fund expense. Copper Rock is paid by the Advisor as follows:

--------------------------------------------------------------------
 SUB-ADVISORY FEE AVERAGE DAILY NET ASSETS OF THE FUND
--------------------------------------------------------------------
 0.72%            On the first $50 million average daily net assets
--------------------------------------------------------------------
 0.66%            On average daily net assets over $50 million"
--------------------------------------------------------------------

LARGE CAP VALUE FUND
Effective December 8, 2004, the Advisor delegated daily management of the Large Cap Value Fund to a sub-advisor, NWQ Investment Management Company LLC (NWQ). NWQ was founded in 1982 and is a 97%-owned subsidiary of Nuveen Investments, Inc. (Nuveen), an independent publicly-held company. For its services under the Sub-Advisory Agreement, NWQ is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Large Cap Value Fund. The allocation is based on the amount of the average daily net assets that NWQ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. NWQ is entitled to be paid a fee at the annual rate of 0.45% of the average daily net assets of the Large Cap Value Fund that it manages.

EQUITY INCOME FUND
Effective December 8, 2004, the Advisor delegated daily management of the Equity Income Fund to a sub-advisor, DePrince, Race & Zollo, Inc. (DRZ). DRZ is owned by three principals, Gregory M. DePrince, John D. Race and Victor A. Zollo, Jr. Each of these partners own roughly 30% of the business. In 2001, equity was distributed to other key investment professionals Kelly Carbone, Director of Marketing, Jill Lynch, Director of Large-Cap Research, and Greg Ramsby, Director of Small-Cap Research.. For its services under the Sub-Advisory Agreement, DRZ is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Equity Income Fund. The allocation is based on the amount of the average daily net assets that DRZ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. DRZ is entitled to receive a fee at the annual rate of 0.40% of the average daily net assets of the Equity Income Fund it manages.

BALANCED FUND
Effective November 1, 2006, the Advisor has delegated daily management of the value equity component of the Balanced Fund to a sub-advisor, DePrince, Race & Zollo, Inc. (DRZ). DRZ also sub-advises the Equity Income Fund. For its services under the Sub-Advisory Agreement, DRZ receives an allocable portion of the advisory fee the Advisor receives from the Balanced Fund. The allocation is based on the amount of securities which DRZ manages for the Fund. This fee is paid by the Advisor out of the fees it receives and is not a Fund expense. DRZ is entitled to receive a fee at the annual rate of 0.40% of the average daily net assets of the Balanced Fund it manages.


PORTFOLIO MANAGER INFORMATION
The following information about the Funds' Portfolio Managers is provided as of the end of the Funds' most recently completed fiscal year.

[2007 fiscal year numbers to be added via amendment]


MTB Investment Advisors, Inc.

THOMAS R. PIERCE, CFA



                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by                ACCOUNTS MANAGED/
 Thomas R. Pierce, CFA                        TOTAL ASSETS*
 Registered Investment Companies        9 /  $1,450,000,000
 Other Pooled Investment Vehicles                         0
 Other Accounts                                           0
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Conservative Growth Fund: None.

Dollar value range of shares owned in the Moderate Growth Fund: None.

Dollar value range of shares owned in the Aggressive Growth Fund: None.

COMPENSATION STRUCTURE

Mr. Pierce's salary consists primarily of a base salary with a year-end bonus based in part on Trust account maintenance, risk control/adherence to process management guidelines, and participation in Trust new business activities such as the attraction of new accounts or the addition of assets to existing accounts. No compensation besides a salary is received with respect to the management of the Funds or any other mutual fund.

Mr. Pierce's performance is formally evaluated annually and based on a variety of factors. Salary is based on job responsibilities in both the management of Trust client assets and those deriving from the management of both the retail and variable annuity Managed Allocation Funds. Bonus is based in part on Trust accounts maintenance, risk control/adherence to process management guidelines, and participation in Trust new business-activities such as the attraction of new accounts or the addition of assets to existing accounts. Deferred stock options are awarded at year end based purely on the discretion of M&T Bank senior management.

MARK J. STEVENSON, CFA



                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by                ACCOUNTS MANAGED/
 Mark J. Stevenson, CFA                       TOTAL ASSETS*
 Registered Investment Companies          3 /  $108,000,000
 Other Pooled Investment Vehicles                         0
 Other Accounts**                         454/ $300,000,000
*None of the Accounts has an advisory fee that is based on the performance of the account.

**Portfolio Manager is a dual employee of MTBIA and M&T Bank. All of the "Other" accounts shown are accounts of the Trust Department of M&T Bank. As of March 31, 2006, the numbers listed for the Other Accounts changed to 264/$180,000,000.

Dollar value range of shares owned in the Conservative Growth Fund: None.

Dollar value range of shares owned in the Moderate Growth Fund: None.

Dollar value range of shares owned in the Aggressive Growth Fund: $1-$10,000.

COMPENSATION STRUCTURE

Mr. Stevenson's salary consists primarily of a base salary with a year-end bonus based in part on Trust account maintenance, risk control/adherence to process management guidelines, and participation in Trust new business activities such as the attraction of new accounts or the addition of assets to existing accounts. No compensation besides a salary is received with respect to the management of the Funds or any other mutual fund.

Mr. Stevenson's performance is formally evaluated annually and based on a variety of factors. Salary is based on job responsibilities in both the management of Trust client assets and those deriving from the management of both the retail and Variable Annuity Managed Allocation Funds. Bonus is based in part on Trust accounts maintenance, risk control/adherence to process management guidelines, and participation in Trust new business activities such as the attraction of new accounts or the addition of assets to existing accounts. Deferred stock options are awarded at year end based purely on the discretion of M&T Bank senior management.



ALLEN J. ASHCROFT



                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by             ACCOUNTS MANAGED/
 Allen J. Ashcroft                        TOTAL ASSETS*
 Registered Investment Companies          5 /  $260,078,961
 Other Pooled Investment Vehicles                         0
 Other Accounts                                           0

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Large Cap Growth Fund: $100,001- $500,000.

Dollar value range of shares owned in the Balanced Fund: None.

Dollar value range of shares owned in the Multi Cap Growth Fund: None.





COMPENSATION STRUCTURE

The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Mr. Ashcroft's compensation is based upon a base salary and an annual incentive bonus. The fixed salary is based on the job description of the position and overall qualifications of the individual. For the year ended December 31, 2005, his bonus was based on the Fund's performance and how his stock selection fared in this and other portfolios, in the sectors which he covers as an analyst (Energy, Consumer Staples), relative to relevant benchmarks.

The performance portion of Mr. Ashcroft's bonus is based on the time weighted rates of return for the funds he manages compared to the S&P Citigroup Growth Index with the heaviest emphasis on current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long term track record.



BYRON J. GRIMES, CFA**



                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by                ACCOUNTS MANAGED/
Byron J. Grimes, CFA                     TOTAL ASSETS*
 Registered Investment Companies           5 / $236,121,420
 Other Pooled Investment Vehicles                         0
 Other Accounts                                           0


*None of the Accounts has an advisory fee that is based on the performance of the account.

**Mr. Grimes' employment as a portfolio manager ceased on April 23, 2007.

Dollar value range of shares owned in the Large Cap Growth Fund: $50,001- $100,000.

Dollar value range of shares owned in the Multi Cap Growth Fund: None.

Dollar value range of shares owned in the Balanced Fund: None.













COMPENSATION STRUCTURE

The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Mr. Grimes' compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. For the year ended December 31, 2004, Mr. Grimes' bonus was a contractual amount determined during discussions at his hiring. The bonus going forward will be determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to budget; and his investment performance relative to the S&P 500/Citigroup Growth Index, the benchmark for all of the funds that he manages. In addition, as the Managing Director of Equity Portfolio Management, a component of his incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Grimes' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the S&P 500/Citigroup Growth Index with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.



MARK TOMPKINS, CFA



                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by             ACCOUNTS MANAGED/
 Mark Tompkins, CFA                       TOTAL ASSETS*
 Registered Investment Companies            1 / $80,100,000
 Other Pooled Investment Vehicles                         0
 Other Accounts                              24/$47,462,804

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the New York Municipal Bond Fund: None.

COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Tompkins' performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Tompkins' investment performance relative to the benchmarks for the fund that he manages. The benchmark for the Fund is the Lehman New York Tax-Exempt Bond Index. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Tompkins' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.



MARK SCHULTZ, CFA



                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by             ACCOUNTS MANAGED/
 Mark Schultz, CFA                        TOTAL ASSETS*
 Registered Investment Companies           4 / $532,124,633
 Other Pooled Investment Vehicles                         0
 Other Accounts                                           0

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Large Cap Stock Fund: $10,001-$50,000.

Dollar value range of shares owned in the Multi Cap Growth Fund: None.

Dollar value range of shares owned in the Mid Cap Growth Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund: $10,001-$50,000.



COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Dr. Schultz's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Dr. Schultz's investment performance relative to the benchmarks for the fund that he manages. The benchmark for the mid-cap growth portion of Dr. Schultz's mandate is the S&P 400/Citigroup Mid Cap Growth Index and the benchmark for the large cap portion is the S&P 500 Index. In addition, as the Assistant Director of Equity Research, a component of Dr. Schultz's incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.



CLARENCE W. WOODS, JR.



                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by             ACCOUNTS MANAGED/
Clarence W. Woods, Jr.                   TOTAL ASSETS*
 Registered Investment Companies                          0
 Other Pooled Investment Vehicles                         0
 Other Accounts                                           0

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Equity Index Fund: $1-$10,000.

COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Woods' performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Woods' investment performance relative to the benchmarks for the fund that he manages. The benchmark for the Fund is the S&P 500 Index. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Woods' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.



PETER C. HASTINGS, CFA



                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by             ACCOUNTS MANAGED/
 Peter C. Hastings, CFA                   TOTAL ASSETS*
 Registered Investment Companies                          0
 Other Pooled Investment Vehicles                         0
 Other Accounts                                           0

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Equity Index Fund: None.





COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Hastings' performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Hastings' investment performance relative to the benchmarks for the fund that he manages. The benchmark for the Fund is the S&P 500 Index. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Hastings' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.





JAMES E. THORNE, PH.D



                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by             ACCOUNTS MANAGED/
 James E. Thorne, Ph.D.                   TOTAL ASSETS*
 Registered Investment Companies           2 / $142,832,365
 Other Pooled Investment Vehicles                         0
 Other Accounts                                           0

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Small Cap Growth Fund: $1-$10,000.

Dollar value range of shares owned in the Multi Cap Growth Fund: None.

COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Thorne's performance is formally evaluated annually and based on a variety of factors. The fixed salary is based on the job description of the position as Mr. Thorne was also hired as an Economist and overall qualifications of the individual. For the year ended December 31, 2005, his bonus was based on the Fund's performance and how his stock selection fared in this and other portfolios, in the sectors which he covers as an analyst covering the IT Services sector of the S&P 500 Index.

The performance portion of Mr.Thorne's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the Russell 2000 Growth Index with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.





SUSAN L. SCHNAARS, CFA, CPA



                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by             ACCOUNTS MANAGED/
 Susan L. Schnaars, CFA, CPA              TOTAL ASSETS*
 Registered Investment Companies           3 / $307,000,000
 Other Pooled Investment Vehicles                         0
 Other Accounts                             34/$550,000,000

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Maryland Municipal Bond Fund: None.

Dollar value range of shares owned in the Pennsylvania Municipal Bond Fund:
None.

Dollar value range of shares owned in the Virginia Municipal Bond Fund: None.

















COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Ms. Schnaars' performance is formally evaluated annually and based on a variety of factors. Her bonus is partially determined by the investment performance of the funds she manages relative to the benchmarks for those funds. The benchmark for the MTB Maryland Municipal Bond Fund is the Lipper Other States Intermediate Municipal Funds Average, the benchmark for the MTB Pennsylvania Municipal Bond Fund is the Lipper Pennsylvania Intermediate Municipal Funds Average and the benchmark for the MTB Virginia Municipal Bond Fund is the Lipper Virginia Municipal Funds Average. In addition, her bonus is also based on other job responsibilities at MTB Investment Advisors, Inc., such as institutional investment account management and client relationship management, risk control/adherence to process management guidelines, and participation in new business activities such as the attraction of new accounts or the addition of assets to existing accounts. The bonus can be paid in cash and/or stock options in M&T Bank Corporation. Deferred stock options awarded at year-end are based purely on the discretion of M&T Bank senior management.



WILMER C. STITH III, CFA



                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by            ACCOUNTS MANAGED/
Wilmer C. Stith III, CFA                 TOTAL ASSETS*
 Registered Investment Companies           5 / $553,000,000
 Other Pooled Investment Vehicles                       0/0
 Other Accounts                             35/$318,000,000

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Intermediate-Term Bond Fund: None.

Dollar value range of shares owned in the Short-Term Corporate Bond Fund: None.

Dollar value range of shares owned in the Income Fund: None.

Dollar value range of shares owned in the U.S. Government Bond Fund: None.





COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Stith's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Stith's investment performance relative to the benchmarks for the funds that he manages. The benchmark for the Intermediate-Term Bond Fund is the Lehman Intermediate Government Credit Bond Index and the Lipper Intermediate Investment Grade peer group. The benchmark for the Short Term Corporate Bond Fund is the Lehman Brothers 1-3 Year Government Credit Bond Index and the Lipper Short Investment Grade peer group. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Stith's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.











JAMES M. HANNAN



                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by                ACCOUNTS MANAGED/
 James M. Hannan                          TOTAL ASSETS*
 Registered Investment Companies           5 / $610,000,000
 Other Pooled Investment Vehicles                         0
 Other Accounts                             28/$600,000,000

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the U.S. Government Bond Fund: None.

Dollar value range of shares owned in the Income Fund: None.

Dollar value range of shares owned in the Balanced Fund: None.

Dollar value range of shares owned in the Short Duration Government Bond Fund:
None.

COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Hannan's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Hannan's investment performance relative to the benchmarks for the funds that he manages. The benchmark for the U.S. Government Bond Fund is the Lehman U.S. Government Bond Index and the Lipper General U.S. Government peer group. The benchmark for the Income Fund is the Lehman Aggregate Bond Index and the Lipper Corporate A Rated peer group. The benchmark for the fixed income portion of the Balanced Fund is the Lehman Brothers Aggregate Bond Index and the Lipper Corporate A rated peer group. The benchmark for the fixed income portion of the Social Balanced Fund is the Lehman Brothers Aggregate Bond Index and the Lipper Corporate A rated peer group. In addition, as Managing Director of Fixed Income, a component of Mr. Hannan's incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Hannan's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

ROBERT J. TRUESDELL

Mr. Truesdell is the Director of Fixed Income for MTBIA. He began managing the fund in January, 2001.



                                      TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                ACCOUNTS MANAGED/
 ROBERT J. TRUESDELL                          TOTAL ASSETS*
 Registered Investment Companies          1 /  $196,124,495
 Other Pooled Investment Vehicles                         0
 Other Accounts                          78 /  $716,383,104
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value of shares owned in the MTB Short Duration Government Fund: $50,001- $100,000.











COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Truesdell's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Truesdell's investment performance relative to the benchmarks for the fund that he manages. The benchmark for the Fund is the Lehman 1-3 Year Government Bond Index. In addition, as the Managing Director of Fixed Income, a component of Mr. Truesdell's incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Truesdell's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.



BARRY W. RANDALL**



 Other Accounts Managed by            TOTAL NUMBER OF OTHER
 Barry W. Randall                     ACCOUNTS MANAGED/
                                              TOTAL ASSETS*
 Registered Investment Companies           2 / $142,832,365
 Other Pooled Investment Vehicles                         0
 Other Accounts                                           0

*None of the Accounts has an advisory fee that is based on the performance of the account.

**Mr. Randall's employment as a portfolio manager ceased on April 23, 2007.

Dollar value range of shares owned in the Small Cap Growth Fund: None.

Dollar value range of share owned in the Multi Cap Growth Fund: None.

COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Randall's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank; the overall performance of MTBIA relative to the budget and Mr. Randall's investment performance relative to the Russell 2000 Growth Index, which is the performance benchmark for the MTB Small Cap Growth Fund, which Mr. Randall manages.



WILLIAM F. DWYER, CFA



                                TOTAL NUMBER OF OTHER      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts Managed              ACCOUNTS MANAGED/     PERFORMANCE FEES
by                                       TOTAL ASSETS
William F. Dwyer, CFA
Registered Investment                             0/0          0/0
Companies
Other Pooled                                      0/0          0/0
Investment Vehicles
Other Accounts             3/$90,000,000-$100,000,000          0/0


Dollar value range of shares owned in the Large Cap Stock Fund: None.

Dollar value range of shares owned in the Mid Cap Growth Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund: None.

Dollar value range of shares owned in the Multi Cap Growth Fund: None.

COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Dwyer's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank; the overall performance of MTBIA relative to the budget and Mr. Dwyer's investment performance relative to the Standard & Poor's 500 Index, the S&P Mid Cap 400/Citigroup Growth Index and the Standard & Poor's Mid Cap 400 Index, which are the performance benchmarks for the MTB Large Cap Stock Fund, MTB Mid Cap Growth Fund and MTB Mid Cap Stock Fund, respectively, which Mr. Dwyer manages.


      The following information about Portfolio Managers Bradley A. Williams and Steven Crain is provided as of March 31, 2007.

BRADLEY A. WILLIAMS



                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by                ACCOUNTS MANAGED/
 Bradley A. Williams                      TOTAL ASSETS*
 Registered Investment Companies                          0
 Other Pooled Investment Vehicles                         0
 Other Accounts                                           0
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Small Cap Growth Fund: $1-$10,000.

COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Williams' performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Williams' investment performance relative to the benchmarks for the funds that he manages. The benchmark for the Small Cap Growth Fund is the Russell 2000 Growth Index. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Williams' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.



STEVEN R. CRAIN, CFA



                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by                ACCOUNTS MANAGED/
 Steven R. Crain, CFA                     TOTAL ASSETS*
 Registered Investment Companies                          0
 Other Pooled Investment Vehicles                         0
 Other Accounts                                           0
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Small Cap Growth Fund: $10,001-
$50,000.



COMPENSATION STRUCTURE

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Crain's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Crain's investment performance relative to the benchmarks for the funds that he manages. The benchmark for the Small Cap Growth Fund is the Russell 2000 Growth Index. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Crain's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.



CONFLICTS OF INTEREST (MTBIA PORTFOLIO MANAGERS)

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

   {circle}The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. MTBIA seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

   {circle}If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, MTBIA has adopted procedures for allocating portfolio transactions across multiple accounts.

   {circle}With respect to many of its clients' accounts, MTBIA determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, MTBIA may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, MTBIA may place separate, non-simultaneous, transactions for a Fund and other accounts, which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

   {circle}The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where MTBIA has an incentive, such as a performance-based management fee, which MTBIA may charge in the future to some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

MTBIA has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

See also the "Advisor Potential Conflict" section in the Prospectus regarding the conflicts of interest in managing the Managed Allocation Funds.















NWQ Investment Management Company LLC

JON D. BOSSE, CFA



                                 TOTAL NUMBER OF                 NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts Managed                     OTHER                                                                  PERFORMANCE FEES
by                             ACCOUNTS MANAGED/
Jon D. Bosse, CFA              TOTAL ASSETS*
Registered Investment                        4 /                                    0
Companies                         $1,498,255,828
Other Pooled Investment         8 / $898,441,963                                    0
Vehicles
Other Accounts                           52,612/                     9 / $731,823,992
                                 $27,258,320,201

*None of the Accounts in this column has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Large Cap Value Fund: None.



COMPENSATION STRUCTURE

NWQ's portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm's executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contribution as measured by the overall investment performance of client portfolios in the strategy they manage relative to the strategy's general benchmark for one, three and five year periods (as applicable), as well as an objective review of stock recommendations and the quality of primary research, and subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

The total compensation package for portfolio managers includes the availability of an equity-like incentive for purchase (whose value is determined by various factors including the increase in profitability of NWQ over time).
Additionally, the portfolio managers have been provided compensation in conjunction with signing long-term employment agreements. NWQ is a subsidiary of Nuveen Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the NWQ executive committee.

As of December 31, 2005, NWQ had nine institutional accounts that have investment management fees calculated in part on the performance of the account versus a benchmark ("performance based fees accounts"). The performance based fee accounts are managed identically to other institutional accounts within the same strategy and there are no additional investment risks taken in conjunction with this type of investment management fee. The portfolio manager who manages these performance based fee accounts does not receive any additional compensation from these accounts based on any performance fees received from such accounts.





EDWARD C. FRIEDEL, CFA



                                 TOTAL NUMBER OF                 NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts Managed                     OTHER                                                                  PERFORMANCE FEES
by                             ACCOUNTS MANAGED/
Edward C. Friedel, CFA         TOTAL ASSETS*
Registered Investment          2 /  $983,206,082                                    0
Companies
Other Pooled Investment         8 / $898,441,963                                    0
Vehicles
Other Accounts                           45,994/                     2 / $476,426,211
                                 $22,110,943,321

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Large Cap Value Fund: None.



COMPENSATION STRUCTURE

NWQ's portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm's executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contribution as measured by the overall investment performance of client portfolios in the strategy they manage relative to the strategy's general benchmark for one, three and five year periods (as applicable), as well as an objective review of stock recommendations and the quality of primary research, and subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

The total compensation package for portfolio managers includes the availability of an equity-like incentive for purchase (whose value is determined by various factors including the increase in profitability of NWQ over time).
Additionally, the portfolio managers have been provided compensation in conjunction with signing long-term employment agreements. NWQ is a subsidiary of Nuveen Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the NWQ executive committee.



CONFLICTS OF INTEREST (NWQ)

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

   {circle}The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. NWQ seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

   {circle}If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, NWQ has adopted procedures for allocating portfolio transactions across multiple accounts.

   {circle}With respect to many of its clients' accounts, NWQ determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, NWQ may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, NWQ may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

   {circle}The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where NWQ has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

NWQ has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.











LSV Asset Management

JOSEF LAKONISHOK



                                   TOTAL NUMBER OF      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts Managed                       OTHER     PERFORMANCE FEES
by                               ACCOUNTS MANAGED/
 Josef Lakonishok                  TOTAL ASSETS
Registered Investment          23 / $8,505,736,475                             0
Companies
Other Pooled Investment          21/$5,745,071,906                             0
Vehicles
Other Accounts                 472/$46,966,824,298               17 / $1,700,000



Dollar value range of shares owned in the Small Cap Stock Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund: None.

Dollar value range of shares owned in the International Equity Fund: None.







ROBERT W. VISHNY



                                   TOTAL NUMBER OF      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts Managed                       OTHER     PERFORMANCE FEES
by                               ACCOUNTS MANAGED/
Robert W. Vishny                  TOTAL ASSETS
Registered Investment          23 / $8,505,736,475                         0
Companies
Other Pooled Investment          21/$5,745,071,906                         0
Vehicles
Other Accounts                 472/$46,966,824,298           17 / $1,700,000



Dollar value range of shares owned in the Small Cap Stock Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund: None.

Dollar value range of shares owned in the International Equity Fund: None.





MENNO VERMEULEN, CFA



                                   TOTAL NUMBER OF      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts Managed                       OTHER     PERFORMANCE FEES
by                               ACCOUNTS MANAGED/
Menno Vermeulen, CFA              TOTAL ASSETS
Registered Investment          23 / $8,505,736,475                      0
Companies
Other Pooled Investment          21/$5,745,071,906                      0
Vehicles
Other Accounts                 472/$46,966,824,298        17 / $1,700,000



Dollar value range of shares owned in the Small Cap Stock Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund: None.
Dollar value range of shares owned in the International Equity Fund: None.



PUNEET MANSHARAMANI, CFA



                                   TOTAL NUMBER OF      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts Managed                       OTHER     PERFORMANCE FEES
by                            ACCOUNTS MANAGED/
Puneet Mansharamani,              TOTAL ASSETS
CFA
Registered Investment          23 / $8,505,736,475                         0
Companies
Other Pooled Investment          21/$5,745,071,906                         0
Vehicles
Other Accounts                 472/$46,966,824,298           17 / $1,700,000



Dollar value range of shares owned in the Small Cap Stock Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund: None.

Dollar value range of shares owned in the International Equity Fund: None.


COMPENSATION STRUCTURE (LSV)

The portfolio managers' compensation consists of a salary and a discretionary bonus. The base salary is based on the job description and the overall qualifications, experience and tenure at LSV, of the individual. Each of the portfolio managers is a partner of LSV and thereby receives a portion of the overall profit of the firm as part of his ownership interests.

The bonus is based upon the profitability of the firm and individual performance. Individual performance is subjective and may be based on a number of factors, such as the individual's leadership and contribution to the strategic planning and development of the investment group.


CONFLICTS OF INTEREST (LSV)

The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, it is also possible that a potential conflict of interest may arise because the portfolio managers manage an account with a performance-based management fee in addition to the Fund and other accounts without a performance-based fee. However, LSV has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Investment decisions are made by LSV's quantitative process separately for each portfolio based upon its current holdings, investment parameters and the portfolio's expected return as calculated by LSV's quantitative system. Product rebalancing takes place by product and is carried our serially for each portfolio (including separately managed accounts, unregistered funds and investment companies) invested in that product, generally beginning with the portfolio with the lowest expected return. Therefore, those portfolios which need the highest level of expected return improvement generally have first access to the widest set of investment opportunities. However, because LSV does not view an individual stock as important by itself, the concept of a limited investment opportunity is not applicable to LSV's investment approach.

LSV may be in the position of buying or selling the same security for a number of its clients at roughly the same time. Because of market fluctuations, the prices obtained on such transactions within a single day may vary substantially. In order to more equitably allocate the effects of such market fluctuations, for certain transactions, LSV may use an "averaging" procedure. Under this procedure, purchases or sales of a particular security for a client's account will at times be combined with purchases or sales of the same security for other clients on the same day. For aggregated trades that are partially filled, shares will be allocated pro-rata among participating accounts that day, based upon their pro-rata share of the order. All allocations are subject to change as a result of either cash considerations or the use of round lots.

There are no material conflicts created by the Portfolio Manager's compensation structure. LSV does not utilize soft dollars.

HANSBERGER GLOBAL INVESTORS, INC. (HGI)



THOMAS R. H. TIBBLES, CFA



                              TOTAL NUMBER OF OTHER      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts Managed by         ACCOUNTS MANAGED/     PERFORMANCE FEES
Thomas R. H. Tibbles, CFA              TOTAL ASSETS
Registered Investment                5/$810,125,000                     0
Companies
Other Pooled Investment              2/$872,702,000                     0
Vehicles
Other Accounts                    21/$1,246,167,000        1/$211,906,000


Dollar value range of shares owned in the International Equity Fund: None.



BARRY A. LOCKHART, CFA



                              TOTAL NUMBER OF OTHER      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts Managed by         ACCOUNTS MANAGED/     PERFORMANCE FEES
Barry A. Lockhart, CFA                 TOTAL ASSETS
Registered Investment                5/$810,125,000                     0
Companies
Other Pooled Investment              2/$872,702,000                     0
Vehicles
Other Accounts                    13/$1,246,131,000        1/$211,906,000


Dollar value range of shares owned in the International Equity Fund: None.



TREVOR GRAHAM, CFA



                              TOTAL NUMBER OF OTHER      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts Managed by         ACCOUNTS MANAGED/     PERFORMANCE FEES
Trevor Graham, CFA                     TOTAL ASSETS
Registered Investment                5/$810,125,000                     0
Companies
Other Pooled Investment              2/$872,702,000                     0
Vehicles
Other Accounts*                   18/$1,246,132,000        1/$211,906,000

*Certain information disclosed under "Other Accounts" for Trevor Graham is as of March 31, 2006.

Dollar value range of shares owned in the International Equity Fund: None.



PATRICK TAN



                              TOTAL NUMBER OF OTHER      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts Managed by         ACCOUNTS MANAGED/     PERFORMANCE FEES
Patrick Tan                            TOTAL ASSETS
Registered Investment                5/$810,125,000                    0
Companies
Other Pooled Investment              2/$872,702,000                    0
Vehicles
Other Accounts*                   17/$1,246,045,000       1/$211,906,000

*Certain information disclosed under "Other Accounts" for Patrick Tan is as of March 31, 2006.

Dollar value range of shares owned in the International Equity Fund: None.



COMPENSATION (HGI)

The Sub-adviser compensates each Portfolio Manager for his or her management of the Fund. A Portfolio Manager's base salary is determined by the Manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses preformed by the Sub-adviser's Human Resources Department. A Portfolio Manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Each Portfolio Manager is entitled to participate in various equity plans provided by the Sub-adviser's corporate parent, Hansberger Group, Inc. (Group Inc."). Each member of the growth portfolio management team is subject to the terms of an employment agreement providing for a specified level of compensation, which level of compensation is reviewed annually by the Sub-adviser's board of directors, but without any obligation to make any alteration in the base salary.

A Portfolio Manager's bonus is paid on an annual basis and is determined by a number of factors, including, but not limited to, pre-tax performance of the Fund and other funds managed relative to expectations for how those funds should have performed as compared to the Fund's benchmark (as provided in the Prospectus), given their objectives, policies, strategies and limitations, and the market environment during the most recently completed calendar year. This performance factor is not based on the value of assets held in the fund's portfolio. Additional factors include the Portfolio Manager's contributions to the investment management functions within the Sub-adviser, contributions to the development of other investment professionals and supporting staff, and overall contributions to marketing, client service and strategic planning for the organization. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the Manager satisfies the objectives stated above.

In addition, certain members of the growth portfolio management team are entitled to participate in various equity plans provided by Group Inc., including being awarded options to purchase a certain amount of common shares in Group Inc. Further, certain members of the growth team have a share of the net revenues earned by the Sub-adviser resulting from the investment portfolios managed by such growth team (the "revenue share"), which would include the Fund. Eligibility to participate in the revenue share is conditioned upon the growth team's reaching a pre-defined level of profitability. The amount of the revenue share is determined by using a formula based on the amount of revenues generated by the growth team. Amounts payable to each member of the growth team from the revenue share are determined by the Sub-adviser's chairman upon consultation with the growth team's chief investment officer. Additionally, members of the growth team may be entitled to participate in the Group Inc. Stock Incentive Plan for Canadian employees.



CONFLICTS OF INTEREST (HGI)

The Portfolio Managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Managers could favor one account over another. Another potential conflict could include the Portfolio Managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. In addition, some accounts charge performance fees which could enhance conflicts of interest in the allocation of investment opportunities. However, the Sub-Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.



SSGA FUNDS MANAGEMENT, INC. (SSGA FM)

PAUL MOGHTADER, CFA



                                  TOTAL NUMBER OF      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts** Managed                    OTHER     PERFORMANCE FEES
by                              ACCOUNTS MANAGED/
Paul Moghtader, CFA              TOTAL ASSETS
Registered Investment                         4 /         0
Companies                          $1,210,377,577
Other Pooled Investment          7/$4,520,763,074         0
Vehicles*
Other Accounts*                 36/$7,822,071,406         0

*Pooled funds are counted once. Participants in pooled funds are not counted. Assets managed are for SSgA, comprised of all the investment management affiliates of State Street Corporation, including SSgA Funds Management, Inc.

**A portion of other accounts are managed via a performance based fee structure.

Dollar value range of shares owned in the International Equity Fund: None.



CRAIG SCHOLL, CFA



                                  TOTAL NUMBER OF      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO PERFORMANCE
Other Accounts** Managed                    OTHER     FEES
by                                      ACCOUNTS
Craig Scholl, CFA                    MANAGED/
                                     TOTAL ASSETS
Registered Investment            2 / $928,544,179        0
Companies
Other Pooled Investment          3/$1,127,960,369        0
Vehicles*
Other Accounts*                    6/$954,354,114        0

*Pooled funds are counted once. Participants in pooled funds are not counted. Assets managed are for SSgA, comprised of all the investment management affiliates of State Street Corporation, including SSgA Funds Management, Inc.

**A portion of other accounts are managed via a performance based fee structure.

Dollar value range of shares owned in the International Equity Fund: None.



COMPENSATION (SSGA FM)

The compensation of SSgA FM's investment professionals is based on a number of factors. The first factor considered is external market. Through extensive compensation survey processes, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. The data are then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentives (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and SSgA FM. The determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity allocations.

CONFLICTS (SSGA FM)

A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the Portfolio Manager's execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager's accounts with the same strategy.

A potential conflict of interest may arise as a result of the Portfolio Manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the Portfolio Manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees - the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.



DePrince, Race and Zollo, Inc.

GREGORY M. DEPRINCE, CFA



                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by                ACCOUNTS MANAGED/
 Gregory M. DePrince, CFA                 TOTAL ASSETS*
 Registered Investment Companies          4 /  $313,986,544
 Other Pooled Investment Vehicles           1 / $15,665,853
 Other Accounts                         100/ $3,423,858,009
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Equity Income Fund: None.



Dollar value range of shares owned in the Balanced Fund: None.



JILL M. LYNCH



                                      TOTAL NUMBER OF OTHER
 Other Accounts Managed by                ACCOUNTS MANAGED/
 Jill M. Lynch                            TOTAL ASSETS*
 Registered Investment Companies          4 /  $313,986,544
 Other Pooled Investment Vehicles           1 / $15,665,853
 Other Accounts                         100/ $3,423,858,009
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Equity Income Fund: None.



Dollar value range of shares owned in the Balanced Fund: None.



COMPENSATION STRUCTURE (DRZ)

As a boutique firm, DRZ has been able to create an entrepreneurial atmosphere that allows for significant personal and professional growth for all employees. The compensation structure consists of a base salary and a profit sharing program, which is based on firm profitability and individual contribution. Portfolio Managers' bonuses are tied to product performance and stock selection versus the benchmark. Performance is based on outperformance of an appropriate index. Subjective measurement is also included. Portfolio Managers are not compensated for bringing in new business. DRZ's compensation structure aligns their portfolio managers and analysts' interests with the interest of their clients.

Portfolio Managers' bonuses are tied in part to product outperformance of the Russell 1000 Value and individual stock selection outperformance over a 12 month period.





CONFLICTS OF INTEREST (DRZ)

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

   {circle}The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. DePrince, Race & Zollo, Inc. seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

   {circle}If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, DePrince, Race & Zollo, Inc. has adopted procedures for allocating portfolio transactions across multiple accounts.

   {circle}With respect to many of its clients' accounts, DePrince, Race &
      Zollo, Inc. determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, DePrince Race & Zollo Inc. may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, DePrince Race & Zollo Inc. may place separate, non-simultaneous, transactions for a Fund and other accounts, which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

   {circle}The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager.

DePrince Race & Zollo Inc. has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.



COPPER ROCK CAPITAL PARTNERS, LLC (AS OF AUGUST 31, 2006)



TUCKER WALSH, CEO AND HEAD OF PORTFOLIO MANAGEMENT



                              TOTAL NUMBER OF OTHER      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts Managed by         ACCOUNTS MANAGED/     PERFORMANCE FEES
Tucker Walsh                           TOTAL ASSETS
Registered Investment               11/$432,000,000     0
Companies
Other Pooled Investment               1/$52,000,000     0
Vehicles
Other Accounts                      18/$468,000,000     0


Dollar value range of shares owned in the Small Cap Stock Fund: None.



MICHAEL MALOUF, CFA, PRESIDENT AND PORTFOLIO MANAGER



                              TOTAL NUMBER OF OTHER      NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
Other Accounts Managed by         ACCOUNTS MANAGED/     PERFORMANCE FEES
Michael Malouf, CFA                    TOTAL ASSETS
Registered Investment               11/$432,000,000        0
Companies
Other Pooled Investment               1/$52,000,000        0
Vehicles
Other Accounts                      18/$468,000,000        0


Dollar value range of shares owned in the Small Cap Stock Fund: None.



COMPENSATION (COPPER ROCK)

Both Portfolio Managers have significant equity ownership in the firm along with a competitive salary, and a yearly bonus. Bonuses and equity ownership have the opportunity to be substantial with strong investment performance coupled with the financial success of the firm.

Salary is fixed. Both Portfolio Managers are equity owners of the firm with bonuses based on the success of the firm and not on specific funds.



CONFLICTS OF INTEREST (COPPER ROCK)

Copper Rock Portfolio Managers may manage numerous accounts for multiple clients. These client accounts may include registered investment companies, other types of pooled accounts, and separate accounts (i.e., accounts managed on behalf of individuals, public or private institutions). Portfolio Managers provide services for multiple clients simultaneously. A summary of certain potential conflicts of interest is provided below. Please note, however, that this summary is not intended to describe every possible conflict of interest that members of the portfolio management team may face.

Copper Rock may receive differential compensation from different advisory clients and each advisory client may be more or less profitable to Copper Rock than other advisory clients (e.g., clients also may demand different levels of service or have larger, smaller or multiple relationships with Copper Rock). Portfolio Managers may make personal investments in accounts they manage or support.

Copper Rock manages to a model. Thus, any differences in performance would be due to rounding or specific portfolio restrictions.


The Portfolio Managers may not be able to acquire enough of a certain security to fill all the orders across all the client portfolios. Copper Rock has a written procedure that requires the available shares to be distributed on a pro-rata basis across the appropriate portfolios.



CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING



As required by SEC rules, the Funds, the Adviser, the Subadvisors and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.




VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Advisor's policies and procedures for voting the proxies, which are set forth in their entirety below.





MTB INVESTMENT ADVISORS, INC.

PROXY VOTING POLICY



INTRODUCTION


MTB Investment Advisors, Inc. acknowledges that among its duties as a fiduciary to its clients is the obligation to protect the interests of its clients by voting the shares held by its clients' accounts. In order to ensure that shares are voted in all appropriate circumstances, Adviser will exercise voting discretion as to all shares unless voting discretion is specifically reserved for the client or assigned to a third party in the advisory contract. To ensure that shares are voted in a consistent manner and in the best interest of its clients, Adviser has adopted this Proxy Voting Policy.



GENERAL STANDARDS AND APPROACH
Each year, the Adviser receives hundreds of proxy solicitations with respect to voting securities held in client accounts. The matters to be voted upon may be proposals of management or of stockholders, and cover a diverse assortment of complex issues. Whether the interests of shareholders are best served by a vote "for" or "against" a proposal often depends upon the context, the effects that adoption could have on the company's business, and the motivations of the parties making the proposal. These determinations require a considerable investment of time, resources and expertise.

Given the sheer volume of proxies, and the broad spectrum of issues to be voted upon, the proxy voting process represents a considerable administrative burden. In order to efficiently discharge its duty to vote proxies, Adviser has engaged a third party, Institutional Shareholder Services, Inc. ("ISS") to perform the function of analyzing and providing recommendations on voting proxies.

ISS is the acknowledged industry leader in assisting institutional shareholders with the types of proxy analysis described above. Adviser has reviewed the policies and considerations applied by ISS in voting proxies and found them to be fully consistent with the policies of Adviser. Accordingly, Adviser will generally follow the ISS recommendations in voting proxies. Summaries of the ISS proxy voting policies and considerations are available at the ISS website at http://www.issproxy.com/pdf/US2006SummaryGuidelines.pdf.

In general, Adviser believes that it is in the best interests of its clients to vote its clients' shares so as to promote the alignment of the interests of corporate management with the interests of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that Adviser believes will result in financial rewards for its clients.

Adviser reserves the right to override any ISS-recommended voting policy when it believes that a vote contrary to a policy would be in the best interest of Adviser's clients. Any vote contrary to a stated policy must be approved by the Trade Management Oversight Committee of the Adviser's Board of Directors, or that Committee's designee. A written summary of the considerations in making the voting decision should be prepared and retained with the records of the proxy.

Adviser believes that addressing its proxy voting obligations as described in this Proxy Voting Policy will promote the best interests of shareholders, and therefore, will be in the best interests of Adviser's clients.



CONFLICTS OF INTEREST
Adviser may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.

The Trade Management Oversight Committee has reviewed a copy of the ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to Adviser as result of business conducted by ISS. The Trade Management Oversight Committee believes that the policies, procedures and practices followed by ISS minimize the potential conflicts of interest by ISS in making voting recommendations to Adviser.

Whenever a portfolio manager determines that it is in a client's best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in this Proxy Voting Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Trade Management Oversight Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.

For purposes of identifying conflicts under this policy, the Trade Management Oversight Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of Adviser, and other information actually known by a member of the Trade Management Oversight Committee.

In the event that the Trade Management Oversight Committee determines that Adviser has a material conflict of interest with respect to a proxy proposal, then Adviser shall either:

1. Vote on the proposal in accordance with the recommendation of the Trade Management Oversight Committee or that committee's designee;

OR

2.  Prior to voting on the proposal, either:

(i) Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or

(ii) Fully disclose the nature of the conflict to the client(s), and obtain the client's consent as to how Adviser will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

Adviser may not address a material conflict of interest by abstaining from voting, unless the Trade Management Oversight Committee (or that committee's designee) has determined that not voting the proxy is in the best interest of a client. However, as indicated above, there may be other circumstances where Adviser determines that refraining from voting a proxy is in the client's best interest and the existence of a material conflict of interest shall not affect such a determination.

The Trade Management Oversight Committee shall document the manner in which proxies involving a material conflict of interest have been voted by Adviser as well as the basis for any determination that Adviser does not have a material conflict of interest in respect of a particular matter.



APPOINTMENT OF SUBADVISERS
From time to time Adviser may recommend that a client appoint a subadviser with respect to a particular investment mandate. By recommending the subadviser to manage the client's investments, the Adviser is also recommending that the client approve the subadviser's policies and procedures with respect to proxy voting. Among other things, Adviser will require that a subadviser's policies and procedures are designed to ensure that proxies are voted in what the subadviser believes to be the best interests of clients, and that conflicts are disclosed, documented, and otherwise addressed in an appropriate manner. In considering a subadviser to recommend, the Adviser will seek assurance that the subadviser will generally vote proxies in a manner that is consistent with MTBIA's policy (i.e. in accordance with ISS recommendations, unless otherwise specified by MTBIA). Subadviser will provide Adviser with information on securities voted by subadviser promptly after the vote occurs. If a subadviser proposes to cast a vote that is not consistent with MTBIA policy, the subadviser must notify the Adviser prior to casting the vote, so that Adviser can seek to avoid conflicting votes among accounts that it manages. Subadviser must also document the rationale for any such inconsistent vote.



PROXY VOTING REPORT
A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge on the SEC website at WWW.SEC.GOV and through the Trust's website on or before the following August 31. Go to www.mtbfunds.com; select "Proxy Voting Record" to access the link to Form N-PX.


PORTFOLIO HOLDINGS INFORMATION
The disclosure policy of the Funds and the Advisor prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Advisor or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. All of these service providers are identified elsewhere in the Prospectus or SAI. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. These organizations are CDA Weisenberger and Lipper. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Advisor and of the Chief Compliance Officer of the Funds. The President of the Advisor and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party and will be given only if there is a legitimate business purpose and such disclosure is subject to a confidentiality agreement to safeguard the confidentiality of the information so that the information will be used only for the purposes for which it was furnished and otherwise protect against misuse of such information. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates, the following procedures apply. No consideration may be received by the Funds, the Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. The Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Advisor. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Advisor to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

On April 30, 2007, the following Funds owned securities of the following regular broker/dealers:

[to be updated via amendment]

Money Market Fund: Morgan Stanley - $86,000,000.

Prime Money Market Fund: Morgan Stanley - $14,000,000.

Income Fund: Goldman Sachs - $2,099,465; Lehman Brothers - $1,178,135; Morgan Stanley - $952,062; J.P. Morgan Chase - $2,062,129.

Short-Term Corporate Bond Fund: Bear Stearns - $1,009,128; Goldman Sachs - $964,476; J.P. Morgan Chase - $1,818,793; Lehman Brothers - $981,036;
Citicorp - $1,048,550;  Morgan Stanley - $952,062.

Balanced Fund: Goldman Sachs - $120,772;  J.P. Morgan - $252,535;   Morgan
Stanley - $204,693.

Intermediate-Term Bond Fund: Bear Stearns - $842,622; Goldman Sachs - $966,176; J.P. Morgan Chase - $2,020,279; Morgan Stanley - $500,994.

Large Cap Stock Fund: Citigroup - $11,148,590; Lehman Brothers - $5,630,338; Morgan Stanley - $4,320,960; Bank of America - $10,720,571.

Large Cap Growth Fund: Lehman Brothers - $544,000;  Morgan Stanley - $610,850.

Multi Cap Growth Fund: Legg Mason - $142,176; Lehman Brothers - $211,610; Morgan Stanley - $450,100.

Mid Cap Stock Fund: Legg Mason - $758,272.

International Equity Fund: UBS - $606,551.




RESEARCH SERVICES
Subject to future regulatory changes of the SEC, research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Advisor or by affiliates of the subadvisors in advising other accounts. To the extent that receipt of these services may replace services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Advisor and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company (FSC) and M&T Securities, Inc. serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds.

Effective October 1, 2002 through September 30, 2005, administrative services were provided at the following rates:


Fees Payable to FSC:

MAXIMUM             AVERAGE AGGREGATE DAILY NET ASSETS OF THE MTB GROUP OF FUNDS
ADMINISTRATIVE FEE
0.06%                  on the first $2 billion
0.03%                  on the next $3 billion
0.02%                  on the next $2 billion
0.0125                 on the next $3 billion
0.01%                  on assets in excess of $10 billion


Fees Payable to M&T Securities, Inc.:

MAXIMUM             AVERAGE AGGREGATE DAILY NET ASSETS OF THE MTB GROUP OF FUNDS
ADMINISTRATIVE FEE
0.04%                  on the first $5 billion
0.03%                  on the next $2 billion
0.0175%                on the next $3 billion
0.015%                 on assets in excess of $10 billion




Effective October 1, 2005, the administrative fees payable to FSC were changed to reflect the following rate:




Fees Payable to FSC

MAXIMUM             AVERAGE AGGREGATE DAILY NET ASSETS OF THE MTB GROUP OF FUNDS
ADMINISTRATIVE FEE
0.04%                  on the first $2 billion
0.03%                  on the next $2 billion
0.02%                  on the next $3 billion
0.0125%                on the next $3 billion
0.010%                 on assets in excess of $10 billion

There has been no change to the fees payable to co-administrator M&T Securities, Inc.

From time to time, FSC and its affiliates may pay out of their reasonable profits and other resources advertising, marketing and other expenses for the benefit of the Funds, and such amounts may be paid to the Advisor and its affiliates.

Prior to July 1, 2004, FSC, through its affiliate, Federated Shareholder Services Company (FSSC), a registered transfer agent, served as transfer and dividend disbursing agent to the Trust, and received a separate fee from the Fund for these transfer agency services. Boston Financial Data Services, Inc.
(BFDS) replaced FSSC as transfer agent to the Trust on July 1, 2004. The principal business address of BFDS is 2 Heritage Drive, North Quincy, MA 02171.


CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by a Fund are held by foreign banks participating in a global custody network coordinated by State Street Bank. State Street Bank and Trust Company also provides financial administration and fund accounting services to the Funds for the following annual fee, based on the Funds' average monthly net assets:



ANNUAL FEE, BILLED AND PAYABLE MONTHLY     AVERAGE MONTHLY NET ASSETS OF THE
                                           MTB GROUP OF FUNDS
0.037%                                     on the first $5 billion
0.034%                                     on the next $5 billion
0.0315%                                    on the next $10 billion
0.029%                                     on assets in excess of $20 billion


In addition, for an annual fee of $4,000 per Fund, State Street Bank and Trust Company prepares two quarterly portfolio listings per year for inclusion in Form N-Q and prepares tabular or graphic presentations of the Funds' portfolio holdings and an enhanced expense disclosure example for inclusion in shareholder reports.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Funds, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds' financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES

[to be udpated to fiscal year 2007 via amendment]



                                               ADVISORY FEE PAID/                   BROKERAGE              ADMINISTRATIVE FEE PAID/
                                              ADVISORY FEE WAIVED                COMMISSIONS PAID         ADMINISTRATIVE FEE WAIVED
FUNDS                                      FOR THE FISCAL YEAR ENDED        FOR THE FISCAL YEAR ENDED     FOR THE FISCAL YEAR ENDED
                                                   APRIL 30,                        APRIL 30,                     APRIL 30,
                                           2006       2005       2004       2006       2005       2004      2006     2005     2004
INTERNATIONAL EQUITY FUND               $1,461,477 $1,229,522 $1,009,822 $313,952   $181,473   $113,601   $90,383  $79,707  $67,317
                                        $781       $4,162     $20,549                                     $0       $0       $0
SMALL CAP GROWTH FUND                   $1,242,763 $1,420,093 $1,431,341 $2,770,257 $2,138,375 $1,269,572 $90,455  $108,140 $124,177
                                        $174,759   $85,474    $7,049                                      $0       $0       $0
SMALL CAP STOCK FUND                    $1,522,892 $1,309,730 $1,230,604 $379,496   $200,320   $210,463   $110,906 $99,870  $98,334
                                        $11,091    $21,278    $0                                          $0       $0       $0
MID CAP GROWTH FUND                     $748,911   $734,634   $700,410   $178,268   $96,140    $104,360   $54,606  $55,999  $65,875
                                        $56,247    $58,717    $53,296                                     $0       $0       $0
MID CAP STOCK FUND                      $1,282,787 $1,214,532 $1,093,452 $157,767   $414,885   $384,787   $93,459  $92,577  $87,549
                                        $99,359    $112,981   $0                                          $0       $0       $0
MULTI CAP GROWTH FUND                   $497,040   $723,868   $1,044,612 $287,903   $604,103   $752,579   $44,248  $66,927  $111,632
                                        $80,434    $105,620   $70,661                                     $0       $0       $0
LARGE CAP GROWTH FUND                   $443,915   $404,541   $216,183   $75,172    $84,423    $61,043    $32,410  $30,848  $17,128
                                        $73,859    $75,422    $44,438                                     $0       $0       $0
LARGE CAP STOCK FUND                    $3,314,779 $3,766,470 $3,537,059 $495,436   $492,474   $1,073,232 $242,358 $286,825 $274,510
                                        $44,081    $66,275    $61,646                                     $0       $0       $0
EQUITY INDEX FUND                       $187,693   $199,985   $225,086   $34,586    $45,014    $63,315    $58,432  $64,800  $85,727
                                        $180,922   $184,369   $185,279                                    $0       $0       $0
LARGE CAP VALUE FUND                    $850,543   $621,291   $488,650   $68,132    $163,674   $151,297   $75,013  $57,524  $47,126
                                        $3,674     $43,052    $0                                          $0       $0       $0
EQUITY INCOME FUND                      $505,510   $539,371   $529,550   $170,129   $192,299   $76,230    $44,958  $49,925  $60,358
                                        $38,053    $35,812    $19,289                                     $0       $0       $0
MANAGED ALLOCATION FUND - CONSERVATIVE  $29,937    $24,265    $18,623    $0         $0         $0         $7,361   $6,291   $5,087
GROWTH                                  $29,937    $24,265    $18,623                                     $0       $0       $0
MANAGED ALLOCATION FUND - MODERATE      $141,344   $115,364   $67,049    $0         $0         $0         $34,884  $29,917  $17,926
GROWTH                                  $0         $55,522    $1,512                                      $0       $0       $0
MANAGED ALLOCATION FUND - AGGRESSIVE    $64,741    $51,515    $30,206    $0         $0         $0         $15,987  $13,360  $8,081
GROWTH                                  $2,088     $31,996    $14,577                                     $0       $0       $0

                                       ADVISORY FEE PAID/                   BROKERAGE                 ADMINISTRATIVE FEE PAID/
                                      ADVISORY FEE WAIVED                COMMISSIONS PAID            ADMINISTRATIVE FEE WAIVED
FUNDS                              FOR THE FISCAL YEAR ENDED        FOR THE FISCAL YEAR ENDED        FOR THE FISCAL YEAR ENDED
                                APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,
                                   2006       2005       2004       2006       2005       2004       2006       2005       2004
BALANCED FUND                   $513,630   $953,417   $1,138,099 $118,080   $127,433   $163,751   $49,786    $94,967    $129,098
                                $110,535   $53,727    $31,083                                     $0                    $0
INTERMEDIATE TERM BOND FUND     $1,665,949 $1,790,792 $1,508,960 $0         $0         $0         $147,821   $165,720   $152,735
                                $304,960   $287,462   $223,708                                    $0         $0         $0
INCOME FUND                     $1,064,318 $1,043,102 $1,375,233 $0         $0         $0         $110,307   $112,529   $167,868
                                $47,230    $43,358    $48,482                                     $0         $0         $0
SHORT-TERM CORPORATE BOND FUND  $494,168   $584,181   $487,224   $0         $0         $0         $43,885    $54,057    $54,574
                                $160,070   $149,546   $14,128                                     $0         $0         $0
MARYLAND MUNICIPAL BOND FUND    $851,518   $843,639   $863,280   $0         $0         $0         $75,320    $78,082    $95,557
                                $248,682   $227,397   $127,811                                    $0         $0         $0
PENNSYLVANIA MUNICIPAL BOND     $1,090,896 $1,304,746 $1,440,936 $0         $0         $0         $96,838    $120,710   $147,835
FUND                            $72,034    $18,402    $22,353                                     $0         $0         $0
NEW YORK MUNICIPAL BOND FUND    $633,690   $574,433   $617,754   $0         $0         $20        $56,112    $53,161    $60,876
                                $271,315   $236,874   $65,546                                     $0         $0         $0
VIRGINIA MUNICIPAL BOND FUND    $57,181*   $97,192**  $105,735** $0         $0         $20        $7,078*    $77,754**  $74,180**
                                $101,588   $0         $3,249                                      $0         $0         $0
U.S. GOVERNMENT BOND FUND       $1,186,430 $1,331,249 $1,466,043 $0         $0         $0         $105,122   $123,158   $140,635
                                $90,987    $122,844   $0                                          $0         $0         $0
SHORT DURATION GOVERNMENT BOND  $1,165,144 $1,243,973 $960,213   $0         $0         $19,304    $120,454   $134,303   $107,381
FUND                            $223,107   $194,793   $204,311                                    $0         $0         $4,329


                                               ADVISORY FEE PAID/                 BROKERAGE             ADMINISTRATIVE FEE PAID/
                                               ADVISORY FEE WAIVED            COMMISSIONS PAID         ADMINISTRATIVE FEE WAIVED
FUNDS                                       FOR THE FISCAL YEAR ENDED     FOR THE FISCAL YEAR ENDED    FOR THE FISCAL YEAR ENDED
                                                    APRIL 30,                     APRIL 30,                    APRIL 30,
                                           2006       2005        2004      2006     2005    2004      2006       2005       2004
MONEY MARKET FUND                       $7,291,075 $9,291,279  $9,740,590 $0       $0       $0      $1,128,207 $1,222,658 $1,293,971
                                        $2,423,899 $4,051,548  $4,799,233                           $0         $0         $0
TAX-FREE MONEY MARKET FUND              $580,405   $813,678    $742,099   $0       $0       $0      $90,250    $107,174   $128,632
                                        $287,156   $478,383    $418,318                             $0         $0         $0
U.S. GOVERNMENT MONEY MARKET FUND       $8,913,335 $10,795,717 $9,650,560 $0       $0       $0      $1,379,381 $1,419,477 $1,463,874
                                        $1,787,967 $3,821,490  $4,082,561                           $0         $0         $0
U.S. TREASURY MONEY MARKET FUND         $3,382,149 $3,957,312  $4,572,131 $0       $0       $0      $524,111   $521,591   $612,703
                                        $479,644   $1,206,367  $1,593,288                           $0         $0         $0
PENNSYLVANIA TAX FREE MONEY MARKET FUND $117,848   $103,727    $77,327    $0       $0       $0      $18,201    $13,678    $17,809
                                        $101,951   $103,727    $77,327                              $0         $0         $1,560
NEW YORK TAX FREE MONEY MARKET FUND     $534,292   $833,120    $959,610   $0       $0       $0      $82,940    $109,457   $132,703
                                        $175,283   $351,550    $316,926                             $13,348    $0         $0
PRIME MONEY MARKET FUND                 $1,227,786 $1,398,722  $1,354,482 $0       $0       $0      $190,299   $184,590   $186,528
                                        $431,183   $702,160    $808,347                             $0         $0         $0

*Reflects operations for the period from November 1, 2005 to April 30, 2006.

** For the Virginia Municipal Bond Fund, the advisory fee paid/ advisory fee waived, brokerage commissions paid, and administrative fee paid/ administrative fee waived information is for the fiscal year ending October 31, 2005 and October 31, 2004. These fees were paid by the predecessor Fund and to the predecessor's service providers and not to MTBIA.

[to be updated to fiscal year 2007 via amendment]

12B-1 AND SHAREHOLDER SERVICES FEES

                                               FOR THE FISCAL YEAR ENDED APRIL 30, 2006
                                             SHAREHOLDER SERVICES FEES      12B-1 FEES
FUND                                        CLASS A    CLASS B CLASS C  CLASS A    CLASS B  CLASS C

INTERNATIONAL EQUITY FUND                           $0    $854   NA        $14,174   $4,277   NA

SMALL CAP GROWTH FUND                               $0  $6,073  $183      $123,664  $20,426  $556

SMALL CAP STOCK FUND                           $13,278  $3,190   NA         $1,593   $9,851   NA

MID CAP GROWTH FUND                           $4,259   $1,192    NA      $12,777    $3,588    NA

MID CAP STOCK FUND                           $11,689   $7,155    NA      $50,665   $21,472    NA

MULTI CAP GROWTH FUND                           $0     $15,430   NA      $44,822   $64,326    NA

LARGE CAP GROWTH FUND                         $3,315   $3,228    NA       $2,804    $9,685    NA

LARGE CAP STOCK FUND                            $7,570 $25,465   NA        $94,629  $76,722   NA

EQUITY INDEX FUND                               $1,349  $1,411   NA        $11,251   $4,233   NA

LARGE CAP VALUE FUND                            $6,273  $2,466   NA        $12,546   $7,407   NA

EQUITY INCOME FUND                              $4,406    $650   NA         $9,792   $1,950   NA

BALANCED FUND                                       $0 $20,479   NA        $55,964  $80,574   NA

INTERMEDIATE TERM BOND FUND                     $4,271    $231   NA           $980     $911   NA

INCOME FUND                                     $1,558  $3,925   NA        $19,480  $13,324   NA

MANAGED ALLOCATION FUND-AGGRESSIVE GROWTH           $0      $0   NA             $0  $49,695   NA

MANAGED ALLOCATION FUND-MODERATE GROWTH        $45,931 $53,210   NA        $42,397 $159,647   NA

MANAGED ALLOCATION FUND-CONSERVATIVE GROWTH         $0      $0   NA             $0  $20,358   NA

SHORT-TERM CORPORATE BOND FUND                 $29      $135     NA        $514      $397     NA

MARYLAND MUNICIPAL BOND FUND                    $0     $4,426    NA      $25,533   $14,545    NA

PENNSYLVANIA MUNICIPAL BOND FUND                $0     $1,410    NA       $4,764    $6,000    NA

NEW YORK MUNICIPAL BOND FUND                 $77,420   $2,828    NA         $0      $9,200    NA

VIRGINIA MUNICIPAL BOND FUND                    $0       NA      NA      $28,747      NA      NA

U.S GOVERNMENT BOND FUND                       $10,335    $806   NA       $8,611    $2,501    NA

SHORT DURATION GOVERNMENT BOND FUND           $7,426     $43     NA       $4,932    $1,059    NA

TAX-FREE MONEY MARKET FUND                   $115,869    $0      NA      $51,157      $0      NA

U.S. GOVERNMENT MONEY MARKET FUND             $7,168     $0      NA       $3,723      $0      NA

PENNSYLVANIA TAX-FREE MONEY MARKET FUND       $1,700     NA      NA         $0        $0      NA


U.S. TREASURY MONEY MARKET FUND*              $366,056      $0      NA    $101,559       $0      NA

MONEY MARKET FUND*                          $1,880,293    $473      NA  $1,563,224     $810      NA

NEW YORK TAX-FREE MONEY MARKET FUND*        $230,080        $0      NA     $33,767       $0      NA


*PRIOR TO APRIL 30, 2006, THE CLASS A SHARES OF MONEY MARKET FUND, NEW YORK TAX-FREE MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND INADVERTENTLY ACCRUED A 12B-1 FEE.










                                  FOR THE FISCAL YEAR ENDED APRIL 30, 2006
                                     SHAREHOLDER SERVICES FEES                      12B-1 FEES
FUND                      CLASS S  INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL CLASS S  INSTITUTIONAL  INSTITUTIONAL   INSTITUTIONAL
                          SHARES       CLASS         I CLASS       II CLASS   SHARES       CLASS         I CLASS        II CLASS

INTERNATIONAL EQUITY FUND       NA             NA       $135,389   NA               NA             NA             NA              NA

SMALL CAP GROWTH FUND           NA             NA        $79,500   NA               NA             NA             NA              NA

SMALL CAP STOCK FUND             N             NA       $398,142   NA               NA             NA             NA              NA

MID CAP GROWTH FUND             NA             NA        $64,277   NA               NA             NA             NA              NA

MID CAP STOCK FUND              NA             NA       $101,275   NA               NA             NA             NA              NA

MULTI CAP GROWTH FUND           NA             NA        $29,441   NA               NA             NA             NA              NA

LARGE CAP GROWTH FUND           NA             NA        $28,965   NA               NA             NA             NA              NA

LARGE CAP STOCK FUND            NA             NA       $305,728   NA               NA             NA             NA              NA

EQUITY INDEX FUND               NA             NA             $0   NA               NA             NA             NA              NA

LARGE CAP VALUE FUND            NA             NA       $100,828   NA               NA             NA             NA              NA

EQUITY INCOME FUND              NA             NA        $33,426   NA               NA             NA             NA              NA

BALANCED FUND                   NA             NA        $12,157   NA               NA             NA             NA              NA

INTERMEDIATE TERM BOND          NA             NA             $0   NA               NA             NA             NA              NA
FUND

INCOME FUND                     NA             NA        $83,611   NA               NA             NA             NA              NA

SHORT-TERM CORPORATE BOND       NA             NA             $0   NA               NA             NA             NA              NA
FUND

MARYLAND MUNICIPAL BOND         NA             NA             $0   NA               NA             NA             NA              NA
FUND

PENNSYLVANIA MUNICIPAL          NA             NA        $62,903   NA               NA             NA             NA              NA
BOND FUND

NEW YORK MUNICIPAL BOND         NA             NA             $0   NA               NA             NA             NA              NA
FUND

SHORT DURATION GOVERNMENT       NA             NA             $0   NA               NA             NA             NA              NA
BOND FUND
U.S. GOVERNMENT BOND FUND       NA             NA             $0   NA               NA             NA             NA              NA

MONEY MARKET FUND         $122,784        $19,019             $0   $0         $122,784             $0             $0        $363,719

TAX-FREE MONEY MARKET           $0             $0             $0   $0               $0             $0             $0         $37,954
FUND

U.S. GOVERNMENT MONEY           $0             $0             $0   $0               $0             $0             $0        $611,327
MARKET FUND

U.S. TREASURY MONEY        $69,170             $0        $61,961   $0          $27,357             $0             $0        $485,250
MARKET FUND

PENNSYLVANIA TAX-FREE           $0             $0             $0   $0               $0             $0             $0             $60
MONEY MARKET FUND

NEW YORK TAX-FREE MONEY         $0             $0        $19,480   $0               $0             $0             $0              $0
MARKET FUND

PRIME MONEY MARKET FUND         $0       $101,895             $0   $0               $0             $0             $0              $0











HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD
The yield of Shares of the Equity, Income, Managed Allocation and Balanced Funds is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

The yield of Shares of the Money Market Funds is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional
Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield of the Money Market Funds is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares of Maryland Municipal Bond Fund, New York Tax-Free Money Market Fund, New York Municipal Bond Fund ,Pennsylvania Municipal Bond Fund and the Virginia Municipal Bond Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD


The information presented in the following tables uses the SEC's standard method for calculating performance.

Total returns are given for the period ended April 30, 2007.

Yield and Tax-Equivalent Yield are given for the 7-day and 30-day periods ended April 30, 2007.



[to be updated to 2007 via amendment]


INTERNATIONAL EQUITY FUND                        30-DAY PERIOD     1 YEAR              START OF
                                                                                       PERFORMANCE ON
                                                                                       2/9/1999
                                                                              5 YEARS
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA                22.67%     7.74%    6.13%
After Taxes on Distributions                     NA                19.79%     7.05%    5.14%
After Taxes on Distributions and Sale of Shares  NA                16.82%     6.43%    4.78%
YIELD                                            NA                NA         NA       NA

CLASS B SHARES:                                  30-DAY PERIOD     1 YEAR              START OF
                                                                                       PERFORMANCE ON
                                                                              5 YEARS  1/10/2001
TOTAL RETURN
Before Taxes                                     NA                23.84%     7.80%    6.25%
After Taxes on Distributions                     NA                20.98%     7.24%    5.73%
After Taxes on Distributions and Sale of Shares  NA                17.77%     6.58%    5.24%
YIELD                                            NA                NA         NA       NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD  1-YEAR                 START OF
                                                                                       PERFORMANCE ON
                                                                                       8/18/2003
TOTAL RETURN
Before Taxes                                     NA            29.84%                  22.52%
After Taxes on Distributions                     NA            26.74%                  21.45%
After Taxes on Distributions and Sale of Shares  NA            21.61%                  19.27%
YIELD                                            NA            NA                      NA

SMALL CAP GROWTH FUND                            30-DAY PERIOD      1 YEAR      5 YEARS      10 YEARS
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA                 37.43%      5.53%        12.67%
After Taxes on Distributions                     NA                 37.36%      4.92%        9.14%
After Taxes on Distributions and Sale of Shares  NA                 24.39%      4.44%        8.71%
YIELD                                            NA                 NA          NA           NA

CLASS B SHARES:                                  30-DAY PERIOD      1 YEAR      5 YEARS      10 YEARS
TOTAL RETURN
Before Taxes                                     NA                 39.35%      5.61%        12.44%
After Taxes on Distributions                     NA                 39.28%      4.98%        8.93%
After Taxes on Distributions and Sale of Shares  NA                 25.65%      4.49%        8.53%
YIELD                                            NA                 NA          NA           NA
CLASS C SHARES:                                  30-DAY PERIOD      1 YEAR      5 YEARS      10 YEARS
TOTAL RETURN
Before Taxes                                     NA                 45.06%      6.09%        12.31%
After Taxes on Distributions                     NA                 44.99%      5.47%        11.98%
After Taxes on Distributions and Sale of Shares  NA                 29.36%      4.92%        10.90%
YIELD                                            NA                 NA          NA           NA
INSTITUTIONAL I SHARES:                              30-DAY PERIOD      1 YEAR      5 YEARS      10 YEARS
TOTAL RETURN
Before Taxes                                         NA                 45.61%      6.87%        13.46%
After Taxes on Distributions                         NA                 45.54%      6.27%        9.92%
After Taxes on Distributions and Sale of Shares      NA                 29.71%      5.61%        9.43%
YIELD                                                NA                 NA          NA           NA

SMALL CAP STOCK FUND                             30-DAY PERIOD     1 YEAR  5 YEARS       10 YEARS
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA                25.74%  11.14%        10.20%
After Taxes on Distributions                     NA                24.27%  8.69%         7.68%
After Taxes on Distributions and Sale of Shares  NA                18.33%  8.54%         7.49%
YIELD                                            NA                NA      NA            NA

CLASS B SHARES:                                  30-DAY PERIOD     1 YEAR  5 YEARS  START OF
                                                                                    PERFORMANCE ON
                                                                                    1/10/2001
TOTAL RETURN
Before Taxes                                     NA                26.89%  11.26%   11.24%
After Taxes on Distributions                     NA                25.28%  8.72%    8.87%
After Taxes on Distributions and Sale of Shares  NA                19.25%  8.62%    8.70%
YIELD                                            NA                NA      NA       NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD  1-YEAR     START OF
                                                                           PERFORMANCE ON
                                                                           8/18/2003
TOTAL RETURN
Before Taxes                                     NA            32.94%      18.77%
After Taxes on Distributions                     NA            31.39%      16.44%
After Taxes on Distributions and Sale of Shares  NA            23.10%      15.42%
YIELD                                            NA            NA          NA


MID CAP GROWTH FUND                              30-DAY PERIOD  1 YEAR     5 YEARS  START OF
                                                                                    PERFORMANCE ON
                                                                                    11/18/1996
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             23.09%     5.95%    11.40%
After Taxes on Distributions                     NA             21.05%     5.55%    9.84%
After Taxes on Distributions and Sale of Shares  NA             17.37%     5.07%    9.35%
YIELD                                            NA             NA         NA       NA
CLASS B SHARES:                                  30-DAY PERIOD             START OF
                                                                           PERFORMANCE ON
                                                                1 YEAR     8/25/2003
TOTAL RETURN
Before Taxes                                     NA             24.23%     16.93%
After Taxes on Distributions                     NA             22.06%     16.08%
After Taxes on Distributions and Sale of Shares  NA             18.27%     14.50%
YIELD                                            NA             NA         NA


INSTITUTIONAL I SHARES:                          30-DAY PERIOD  1 YEAR     5 YEARS  START OF
                                                                                    PERFORMANCE ON
                                                                                    11/18/1996
TOTAL RETURN
Before Taxes                                     NA             30.39%     7.32%    12.37%
After Taxes on Distributions                     NA             28.25%     6.91%    10.80%
After Taxes on Distributions and Sale of Shares  NA             22.23%     6.26%    10.23%
YIELD                                            0.14%          NA         NA       NA


MID CAP STOCK FUND                               30-DAY PERIOD         1 YEAR         5 YEARS         10 YEARS
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA                    19.78%         5.98%           9.21%
After Taxes on Distributions                     NA                    15.14%         5.04%           7.15%
After Taxes on Distributions and Sale of Shares  NA                    14.77%         4.76%           6.90%
YIELD                                            0.22%                 NA             NA              NA

CLASS B SHARES:                                  30-DAY PERIOD         1 YEAR         5 YEARS  START OF
                                                                                               PERFORMANCE ON
                                                                                               3/16/2000
TOTAL RETURN
Before Taxes                                     NA                    20.65%         5.92%    7.44%
After Taxes on Distributions                     NA                    15.53%         4.91%    5.88%
After Taxes on Distributions and Sale of Shares  NA                    15.55%         4.69%    5.64%
YIELD                                            NA                    NA             NA       NA
INSTITUTIONAL I SHARES:                              30-DAY PERIOD         1 YEAR                  START OF
                                                                                                   PERFORMANCE ON
                                                                                                   8/18/2003
TOTAL RETURN
Before Taxes                                         NA                    26.73%                  17.96%
After Taxes on Distributions                         NA                    21.82%                  16.02%
After Taxes on Distributions and Sale of Shares      NA                    19.40%                  14.73%
YIELD                                                0.27%                 NA                      NA



MULTI CAP GROWTH FUND                            30-DAY PERIOD  1 YEAR  5 YEARS  10 YEARS
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             12.38%  (3.54)%  7.89%
After Taxes on Distributions                     NA             12.34%  (3.54)%  6.37%
After Taxes on Distributions and Sale of Shares  NA             8.05%   (2.98)%  6.04%
YIELD                                            NA             NA      NA       NA

CLASS B SHARES:                                  30-DAY PERIOD  1 YEAR  5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                                     NA             13.15%  (3.51)%  7.48%
After Taxes on Distributions                     NA             13.15%  (3.51)%  5.97%
After Taxes on Distributions and Sale of Shares  NA             8.55%   (2.95)%  5.71%
YIELD                                            NA             NA      NA       NA
INSTITUTIONAL I SHARES:                          30-Day Period  1 Year  5 Years  10 Years
TOTAL RETURN
Before Taxes                                     NA             19.12%  (2.29)%  8.65%
After Taxes on Distributions                     NA             19.01%  (2.31)%  7.11%
After Taxes on Distributions and Sale of Shares  NA             12.42%  (1.94)%  6.72%
YIELD                                            0.14%          NA      NA       NA


LARGE CAP GROWTH FUND                            30-DAY PERIOD   1 YEAR                     START OF
                                                                                            PERFORMANCE ON
                                                                                5 YEARS     3/19/2000
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA              4.88%          (1.68)%     (3.87)%
After Taxes on Distributions                     NA              4.85%          (1.68)%     (3.88)%
After Taxes on Distributions and Sale of Shares  NA              3.17%          (1.42)%     (3.24)%
YIELD                                            0.11%           NA             NA          NA

CLASS B SHARES:                                  30-DAY PERIOD   1 YEAR                     START OF
                                                                                            PERFORMANCE ON
                                                                                5 YEARS     4/6/2000
TOTAL RETURN
Before Taxes                                     NA              5.20%          (1.78)%     (4.30)%
After Taxes on Distributions                     NA              5.20%          (1.78)%     (4.30)%
After Taxes on Distributions and Sale of Shares  NA              3.38%          (1.51)%     (3.59)%
YIELD                                            NA              NA             NA          NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD                      START OF
                                                                                    PERFORMANCE ON
                                                                                    8/18/2003
                                                                     1-YEAR
TOTAL RETURN
Before Taxes                                     NA                  11.30%         6.44%
After Taxes on Distributions                     NA                  11.24%         6.40%
After Taxes on Distributions and Sale of Shares  NA                                 5.50%
                                                                     7.35%
YIELD                                            0.29%               NA             NA



LARGE CAP STOCK FUND                             30-DAY PERIOD  1 YEAR      5 YEARS      10 YEARS
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             5.34%       (0.67)%      6.03%
After Taxes on Distributions                     NA             3.87%       (1.68)%      3.99%
After Taxes on Distributions and Sale of Shares  NA             4.66%       (0.82)%      4.39%
YIELD                                            0.32%          NA          NA           NA

CLASS B SHARES:                                  30-DAY PERIOD  1 YEAR      5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                                     NA             5.62%       (0.60)%  5.70%
After Taxes on Distributions                     NA             4.29%       (1.57)%  3.71%
After Taxes on Distributions and Sale of Shares  NA             4.98%       (0.71)%  4.16%
YIELD                                            NA             NA          NA       NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD      1 YEAR  5 YEARS      10 YEARS
TOTAL RETURN
Before Taxes                                     NA                 11.61%  0.57%        6.88%
After Taxes on Distributions                     NA                 9.99%   (0.53)%      4.79%
After Taxes on Distributions and Sale of Shares  NA                 8.81%   0.20%        5.12%
YIELD                                            0.50%              NA      NA           NA


EQUITY INDEX FUND                                30-DAY PERIOD  1 YEAR      5 YEARS  START OF
                                                                                     PERFORMANCE ON
                                                                                     10/1/1997
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             8.50%       0.94%    4.60%
After Taxes on Distributions                     NA             8.00%       0.62%    3.65%
After Taxes on Distributions and Sale of Shares  NA             5.51%       0.64%    3.58%
YIELD                                            1.21%          NA          NA       NA
CLASS B SHARES:                                  30-DAY PERIOD              START OF
                                                                            PERFORMANCE ON
                                                                1 YEAR      8/25/2003
TOTAL RETURN
Before Taxes                                     NA             8.93%       10.37%
After Taxes on Distributions                     NA             8.68%       10.18%
After Taxes on Distributions and Sale of Shares  NA             5.80%       8.84%
YIELD                                            0.57%          NA          NA


INSTITUTIONAL I SHARES:                          30-DAY PERIOD  1 YEAR      5 YEARS
                                                                                     START OF
                                                                                     PERFORMANCE ON
                                                                                     10/1/1997
TOTAL RETURN
Before Taxes                                     NA             15.10%      2.38%    5.26%
After Taxes on Distributions                     NA             14.47%      1.95%    4.21%
After Taxes on Distributions and Sale of Shares  NA             9.79%       1.81%    4.10%
YIELD                                            1.56%          NA          NA       NA









LARGE CAP VALUE FUND                             30-DAY PERIOD     1 YEAR   5 YEARS      START OF
                                                                                         PERFORMANCE ON
                                                                                         9/26/1997
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA                15.68%   2.03%        4.53%
After Taxes on Distributions                     NA                14.13%   1.48%        3.76%
After Taxes on Distributions and Sale of Shares  NA                11.35%   1.50%        3.49%
YIELD                                            0.70%             NA       NA           NA

CLASS B SHARES:                                  30-DAY PERIOD     1 YEAR   5 YEARS  START OF
                                                                                     PERFORMANCE ON
                                                                                     12/11/1999
TOTAL RETURN
Before Taxes                                     NA                16.38%   1.90%    3.72%
After Taxes on Distributions                     NA                15.07%   1.55%    3.12%
After Taxes on Distributions and Sale of Shares  NA                11.90%   1.49%    2.89%
YIELD                                            NA                NA       NA       NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD                       START OF
                                                                                     PERFORMANCE ON
                                                                        1_YEAR       8/18/2003
TOTAL RETURN
Before Taxes                                     NA                    22.54%        15.30%
After Taxes on Distributions                     NA                    20.90%        14.61%
After Taxes on Distributions and Sale of Shares  NA                                  13.01%
                                                                       15.88%
YIELD                                            0.84%                 NA            NA

EQUITY INCOME FUND                               30-DAY PERIOD      1 YEAR     5 YEARS  START OF
                                                                                        PERFORMANCE ON
                                                                                        11/18/1996
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA                 9.81%      0.99%    6.01%
After Taxes on Distributions                     NA                 4.47%      (0.46)%  4.05%
After Taxes on Distributions and Sale of Shares  NA                 9.72%      0.36%    4.34%
YIELD                                            1.72%              NA         NA       NA
CLASS B SHARES:                                  30-DAY PERIOD                 START OF
                                                                               PERFORMANCE ON
                                                                    1 YEAR     8/25/2003
TOTAL RETURN
Before Taxes                                     NA                 11.04%     11.25%
After Taxes on Distributions                     NA                 5.68%      8.91%
After Taxes on Distributions and Sale of Shares  NA                 10.74%     9.05%
YIELD                                            1.12%              NA         NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD  1 YEAR         5 YEARS  START OF
                                                                                        PERFORMANCE ON
                                                                                        11/18/1996
TOTAL RETURN
Before Taxes                                     NA             16.54%         2.32%    6.81%
After Taxes on Distributions                     NA             10.77%         0.79%    4.78%
After Taxes on Distributions and Sale of Shares  NA             14.29%         1.46%    5.01%
YIELD                                            2.05%          NA             NA       NA



BALANCED FUND                                    30-DAY PERIOD  1 YEAR  5 YEARS  10 YEARS
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             2.16%   (0.55)%  6.25%
After Taxes on Distributions                     NA             1.61%   (1.03)%  4.71%
After Taxes on Distributions and Sale of Shares  NA             1.40%   (0.73)%  4.55%
YIELD                                            1.37%          NA      NA       NA

CLASS B SHARES:                                  30-DAY PERIOD  1 YEAR  5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                                     NA             2.33%   (0.53)%  5.93%
After Taxes on Distributions                     NA             2.01%   (0.78)%  4.56%
After Taxes on Distributions and Sale of Shares  NA             1.51%   (0.59)%  4.38%
YIELD                                            0.76%          NA      NA       NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD  1 YEAR  5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                                     NA             8.35%   0.73%    7.02%
After Taxes on Distributions                     NA             7.67%   0.19%    5.41%
After Taxes on Distributions and Sale of Shares  NA             5.42%   0.31%    5.20%
YIELD                                            1.61%          NA      NA       NA


MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH      30-DAY PERIOD  1 YEAR                 START OF
                                                                                       PERFORMANCE ON
                                                                           5 YEARS     2/18/1999
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             12.44%     2.39%       2.74%
After Taxes on Distributions                     NA             10.90%     1.88%       2.09%
After Taxes on Distributions and Sale of Shares  NA             9.30%      1.88%       2.04%
YIELD                                            0.89%          NA         NA          NA

CLASS B SHARES:                                  30-DAY PERIOD  1 YEAR     START OF PERFORMANCE ON 4/30/2002
TOTAL RETURN
Before Taxes                                     NA             12.75%     4.54%
After Taxes on Distributions                     NA             11.24%     4.02%
After Taxes on Distributions and Sale of Shares  NA             9.59%      3.73%
YIELD                                            0.38%          NA         NA

MANAGED ALLOCATION FUND - MODERATE GROWTH        30-DAY PERIOD  1 YEAR                 START OF
                                                                                       PERFORMANCE ON
                                                                           5 YEARS     2/4/1999
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             7.38%      2.33%       2.91%
After Taxes on Distributions                     NA             6.00%      1.72%       2.04%
After Taxes on Distributions and Sale of Shares  NA             5.78%      1.73%       2.02%
YIELD                                            1.77%          NA         NA          NA

CLASS B SHARES:                                  30-DAY PERIOD  1 YEAR     START OF PERFORMANCE ON 4/30/2002
TOTAL RETURN
Before Taxes                                     NA             6.61%      3.20%
After Taxes on Distributions                     NA             5.34%      2.75%
After Taxes on Distributions and Sale of Shares  NA             5.34%      2.60%
YIELD                                            1.12%          NA         NA

MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH    30-DAY PERIOD  1 YEAR                  START OF
                                                                                        PERFORMANCE ON
                                                                            5 YEARS     2/3/1999
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             1.23%       2.17%       2.61%
After Taxes on Distributions                     NA             0.25%       1.28%       1.49%
After Taxes on Distributions and Sale of Shares  NA             1.20%       1.38%       1.57%
YIELD                                            2.30%          NA          NA          NA

CLASS B SHARES:                                  30-DAY PERIOD  1 YEAR      START OF PERFORMANCE ON 4/30/2002
TOTAL RETURN
Before Taxes                                     NA             (0.12)%     1.94%
After Taxes on Distributions                     NA             (0.93)%     1.33%
After Taxes on Distributions and Sale of Shares  NA             0.35%       1.37%
YIELD                                            1.82%          NA          NA

INTERMEDIATE-TERM BOND FUND                      30-DAY PERIOD                   START OF
                                                                                 PERFORMANCE ON
                                                                1 YEAR           8/18/2003
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             (4.27)%          0.68%
After Taxes on Distributions                     NA             (5.54)%          (0.90)%
After Taxes on Distributions and Sale of Shares  NA             (2.77)%          (0.29)%
YIELD                                            4.27%          NA               NA
CLASS B SHARES:                                  30-DAY PERIOD                   START OF
                                                                                 PERFORMANCE ON
                                                                1 YEAR           8/18/2003
TOTAL RETURN
Before Taxes                                     NA             (5.29)%          0.47%
After Taxes on Distributions                     NA             (6.36)%          (0.84)%
After Taxes on Distributions and Sale of Shares  NA             (3.43)%          (0.31)%
YIELD                                            3.79%          NA               NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD  1 YEAR       5 YEARS     START OF
                                                                                         PERFORMANCE ON
                                                                                         11/18/1996
TOTAL RETURN
Before Taxes                                     NA             0.47%        4.31%       4.98%
After Taxes on Distributions                     NA             (0.94)%      2.61%       2.94%
After Taxes on Distributions and Sale of Shares  NA             0.31%        2.69%       3.01%
YIELD                                            4.73%          NA           NA          NA

INCOME FUND                                      30-DAY PERIOD  1 YEAR   5 YEARS  10 YEARS
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             (4.50)%  3.14%    4.70%
After Taxes on Distributions                     NA             (5.84)%  1.47%    2.67%
After Taxes on Distributions and Sale of Shares  NA             (2.86)%  1.74%    2.77%
YIELD                                            4.40%          NA       NA       NA

CLASS B SHARES:                                  7-DAY PERIOD   1 YEAR   5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                                     NA             (5.54)%  3.02%    4.46%
After Taxes on Distributions                     NA             (6.71)%  1.58%    2.60%
After Taxes on Distributions and Sale of Shares  NA             (3.53)%  1.78%    2.68%
YIELD                                            3.91%          NA       NA       NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD  1 YEAR   5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                                     NA             0.16%    4.28%    5.38%
After Taxes on Distributions                     NA             (1.33)%  2.51%    3.26%
After Taxes on Distributions and Sale of Shares  NA             0.17%    2.66%    3.31%
YIELD                                            4.83%          NA       NA       NA




SHORT-TERM CORPORATE BOND FUND                   30-DAY PERIOD                  START OF
                                                                                PERFORMANCE ON
                                                                1 YEAR          8/25/2003
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             (0.93)%         0.52%
After Taxes on Distributions                     NA             (1.93)%         (0.31)%
After Taxes on Distributions and Sale of Shares  NA             (0.61)%         (0.04)%
YIELD                                            4.17%          NA              NA


SHORT-TERM CORPORATE BOND FUND                   30-DAY PERIOD                  START OF
                                                                                PERFORMANCE ON
                                                                1 YEAR          8/25/2003
CLASS B SHARES:
TOTAL RETURN
Before Taxes                                     NA             (3.66)%         (0.21)%
After Taxes on Distributions                     NA             (4.40)%         (0.78)%
After Taxes on Distributions and Sale of Shares  NA             (2.38)%         (0.50)%
YIELD                                            3.50%          NA              NA


INSTITUTIONAL I SHARES:                          30-DAY PERIOD  1 YEAR      5 YEARS     10 YEARS
TOTAL RETURN
Before Taxes                                     NA             2.29%       2.67%       4.13%
After Taxes on Distributions                     NA             1.20%       1.48%       2.43%
After Taxes on Distributions and Sale of Shares  NA             1.48%       1.56%       2.46%
YIELD                                            4.50%          NA          NA          NA




MARYLAND MUNICIPAL BOND FUND                     30-DAY PERIOD  1 YEAR   5 YEARS  START OF
                                                                                  PERFORMANCE ON
                                                                                  11/18/1996
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             (3.08)%  3.46%    4.03%
After Taxes on Distributions                     NA             (3.12)%  3.44%    3.97%
After Taxes on Distributions and Sale of Shares  NA             (0.63)%  3.54%    4.02%
YIELD                                            3.54%          NA       NA       NA
TAX-EQUIVALENT YIELD                             6.21%          NA       NA       NA
CLASS B SHARES:                                  30-DAY PERIOD  1 YEAR   5 YEARS  START OF
                                                                                  PERFORMANCE ON
                                                                                  11/18/1996
TOTAL RETURN
Before Taxes                                     NA             (4.22)%  3.31%    5.07%
After Taxes on Distributions                     NA             (4.26)%  3.29%    5.01%
After Taxes on Distributions and Sale of Shares  NA             (1.63)%  3.31%    5.04%
YIELD                                            2.83%          NA       NA       NA
TAX-EQUIVALENT YIELD                             4.96%          NA       NA       NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD  1 YEAR   5 YEARS  START OF
                                                                                  PERFORMANCE ON
                                                                                  11/18/1996
TOTAL RETURN
Before Taxes                                     NA             1.63%    4.59%    4.70%
After Taxes on Distributions                     NA             1.59%    4.57%    4.64%
After Taxes on Distributions and Sale of Shares  NA             2.53%    4.55%    4.64%
YIELD                                            3.82%          NA       NA       NA
TAX-EQUIVALENT YIELD                             6.70%          NA       NA       NA






PENNSYLVANIA MUNICIPAL BOND FUND                 30-DAY PERIOD  1 YEAR   5 YEARS  10 YEARS
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                                    (3.40)%  3.27%    3.63%
After Taxes on Distributions                     NA             (3.40)%  3.26%    3.60%
After Taxes on Distributions and Sale of Shares  NA             (0.98)%  3.34%    3.65%
YIELD                                            3.18%          NA       NA       NA
TAX-EQUIVALENT YIELD                             5.14%          NA       NA       NA
CLASS B SHARES:                                  30-DAY PERIOD  1 YEAR   5 YEARS   10 YEARS
TOTAL RETURN
Before Taxes                                     NA             (4.41)%  3.12%    4.35%
After Taxes on Distributions                     NA             (4.41)%  3.12%    4.32%
After Taxes on Distributions and Sale of Shares  NA             (1.83)%  3.13%    4.35%
YIELD                                            2.40%          NA       NA       NA
TAX-EQUIVALENT YIELD                             3.88%          NA       NA       NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD  1 YEAR   5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                                     NA             1.13%    4.33%    4.28%
After Taxes on Distributions                     NA             1.13%    4.33%    4.24%
After Taxes on Distributions and Sale of Shares  NA             2.04%    4.29%    4.24%
YIELD                                            3.40%          NA       NA       NA
TAX-EQUIVALENT YIELD                             5.49%          NA       NA       NA

NEW YORK MUNICIPAL BOND FUND                     30-DAY PERIOD  1 YEAR      5 YEARS          10 YEARS
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             (3.12)%     3.43%            4.54%
After Taxes on Distributions                     NA             (3.13)%     3.37%            4.47%
After Taxes on Distributions and Sale of Shares  NA             (0.75)%     3.47%            4.47%
YIELD                                            3.48%          NA          NA               NA
TAX-EQUIVALENT YIELD                             5.98%          NA          NA               NA
                                                 30-DAY PERIOD              START OF PERFORMANCE ON 8/18/2003

                                                                1 YEAR
CLASS B SHARES:
TOTAL RETURN
Before Taxes                                     NA             (4.28)%     1.96%
After Taxes on Distributions                     NA             (4.29)%     1.87%
After Taxes on Distributions and Sale of Shares  NA             (1.74)%     2.08%
YIELD                                            2.85%          NA          NA
TAX-EQUIVALENT YIELD                             4.90%          NA          NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD              START OF
                                                                            PERFORMANCE ON
                                                                1 YEAR      8/18/2003
TOTAL RETURN
Before Taxes                                     NA             1.59%       4.01%
After Taxes on Distributions                     NA             1.58%       3.92%
After Taxes on Distributions and Sale of Shares  NA             2.43%       3.97%
YIELD                                            3.83%          NA          NA
TAX-EQUIVALENT YIELD                             6.59%          NA          NA


VIRGINIA MUNICIPAL BOND FUND*                    30-DAY PERIOD  1 YEAR   5 YEARS  10 YEARS
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA             (3.69)%  3.34%    4.37%
After Taxes on Distributions                     NA             (3.82)%  3.27%    4.30%
After Taxes on Distributions and Sale of Shares  NA             (0.91)%  3.44%    4.35%
YIELD                                            3.66%          NA       NA       NA
TAX-EQUIVALENT YIELD                             6.18%          NA       NA       NA


*The MTB Virginia Municipal Bond Fund is the successor to the FBR Virginia Tax-Free Portfolio pursuant to a reorganization that took place on February 24, 2006. The information presented for the periods prior to February 24, 2006 is historical information for the FBR Virginia Tax-Free Portfolio.









U.S. GOVERNMENT BOND FUND                        30-DAY PERIOD     1 YEAR   5 YEARS          10 YEARS
CLASS A SHARES:
TOTAL RETURN
Before Taxes                                     NA                (4.37)%  3.16%            4.96%
After Taxes on Distributions                     NA                (5.71)%  1.39%            2.77%
After Taxes on Distributions and Sale of Shares  NA                (2.83)%  1.64%            2.87%
YIELD                                            4.15%             NA       NA               NA
CLASS B SHARES:                                  30-DAY PERIOD     1 YEAR   START OF PERFORMANCE ON 8/18/2003
TOTAL RETURN
Before Taxes                                     NA                (5.54)%  0.35%
After Taxes on Distributions                     NA                (6.63)%  (0.80)%
After Taxes on Distributions and Sale of Shares  NA                (3.59)%  (0.36)%
YIELD                                            3.46%             NA       NA
INSTITUTIONAL I SHARES:                          30-DAY PERIOD              START OF
                                                                            PERFORMANCE ON
                                                                   1 YEAR   8/18/2003
TOTAL RETURN
Before Taxes                                     NA                0.26%    2.48%
After Taxes on Distributions                     NA                (1.18)%  0.96%
After Taxes on Distributions and Sale of Shares  NA                0.17%    1.25%
YIELD                                                4.46%             NA       NA






SHORT DURATION GOVERNMENT BOND FUND              30-DAY PERIOD  1 YEAR      START OF
                                                                            PERFORMANCE ON
                                                                            8/18/2003
CLASS A SHARES
TOTAL RETURN
Before Taxes                                     NA             (1.45)%     0.40%
After Taxes on Distributions                     NA             (2.44)%     (0.46)%
After Taxes on Distributions and Sale of Shares  NA             (0.95)%     (0.15)%
YIELD                                            3.43%          NA          NA
CLASS B SHARES:                                  30-DAY PERIOD              START OF
                                                                            PERFORMANCE ON
                                                                1 YEAR      8/18/2003
TOTAL RETURN
Before Taxes                                     NA             (3.85)%     (0.37)%
After Taxes on Distributions                     NA             (4.67)%     (0.96)%
After Taxes on Distributions and Sale of Shares  NA             (2.50)%     (0.65)%
YIELD                                            3.02%          NA          NA
INSTITUTIONAL I SHARES                           30-DAY PERIOD  1 YEAR          5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                                     NA             1.88%           3.01%    4.13%
After Taxes on Distributions                     NA             0.77%           1.63%    2.55%
After Taxes on Distributions and Sale of Shares  NA             1.22%           1.74%    2.55%
YIELD                                            3.79%          NA              NA       NA




PENNSYLVANIA TAX-FREE MONEY MARKET FUND  7-DAY PERIOD                    START OF
                                                                         PERFORMANCE ON
                                                                         8/25/2003
                                                          1 YEAR
CLASS A SHARES:
TOTAL RETURN
Before Taxes                             NA               1.96%          1.07%
YIELD                                    2.66%            NA             NA
TAX-EQUIVALENT YIELD                     4.09%            NA             NA
INSTITUTIONAL I SHARES:                  7-DAY PERIOD     1 YEAR             5 YEARS  START OF
                                                                                      PERFORMANCE ON
                                                                                      8/25/2003
TOTAL RETURN
Before Taxes                             NA               2.20%              NA            1.20%
YIELD                                    2.92%            NA                 NA            NA
TAX-EQUIVALENT YIELD                     4.49%            NA                 NA            NA
INSTITUTIONAL II SHARES:                 7-DAY PERIOD            5 YEARS     START OF
                                                                             PERFORMANCE ON
                                                          1 YEAR             5/11/2001
TOTAL RETURN
Before Taxes                             NA               2.17%  NA          1.18%
YIELD                                    2.91%            NA     NA          NA
TAX-EQUIVALENT YIELD                     4.48%            NA     NA          NA

NEW YORK TAX-FREE MONEY MARKET FUND  7-DAY PERIOD     1 YEAR          5 YEARS       10 YEARS
CLASS A SHARES:
TOTAL RETURN                         NA               2.04%           1.17%         2.12%
YIELD                                2.71%            NA              NA            NA
TAX-EQUIVALENT YIELD                 4.17%            NA              NA            NA
INSTITUTIONAL I SHARES:              7-DAY PERIOD     1 YEAR   START OF PERFORMANCE ON 8/18/2003
TOTAL RETURN                         NA               2.24%    1.25%
YIELD                                2.89%            NA       NA
TAX-EQUIVALENT YIELD                 4.49%            NA       NA






MONEY MARKET FUND         7-DAY PERIOD          1 YEAR           5 YEARS                    10 YEARS
CLASS A SHARES
TOTAL RETURN              NA                    3.06%            1.58%                      3.34%
YIELD                     4.24%                 NA               NA                         NA
CLASS B SHARES:           7-DAY PERIOD                           START OF PERFORMANCE ON 8/18/2003

                                                    1 YEAR
TOTAL RETURN              NA                        2.79%        1.37%
YIELD                     3.95%                     NA           NA
CLASS S SHARES:           7-DAY PERIOD  1 YEAR                               START OF PERFORMANCE ON 6/8/1998
                                                         5 YEARS
TOTAL RETURN              NA            3.01%            1.37%               2.66%
YIELD                     3.96%         NA               NA                  NA
INSTITUTIONAL SHARES:     7-DAY PERIOD          1 YEAR           START OF PERFORMANCE ON 9/4/2001
TOTAL RETURN              NA                    3.33%            1.57%
YIELD                     4.28%                 NA               NA
INSTITUTIONAL I SHARES:   7-DAY PERIOD                           START OF PERFORMANCE ON 8/18/2003
                                                 1 YEAR
TOTAL RETURN              NA                    3.52%            2.02%
YIELD                     4.48%                 NA               NA
INSTITUTIONAL II SHARES:  7-DAY PERIOD                           START OF PERFORMANCE ON 8/18/2003
                                                 1 YEAR
TOTAL RETURN              NA                    3.43%            1.95%
YIELD                     4.39%                 NA               NA






PRIME MONEY MARKET FUND  7-DAY PERIOD  1 YEAR               START OF PERFORMANCE ON 10/7/1996
                                                   5 YEARS
INSTITUTIONAL SHARES:
TOTAL RETURN             NA            3.49%      1.89%     3.49%
YIELD                    4.43%         NA         NA        NA




---------------------------------------------------------------------
|TAX-FREE MONEY MARKET FUND||7-DAY PERIOD||1 YEAR||5 YEARS||10 YEARS|
---------------------------------------------------------------------
|CLASS A SHARES:           ||            ||      ||       ||        |
---------------------------------------------------------------------
|TOTAL RETURN              ||            ||      ||       ||        |
---------------------------------------------------------------------
|Before Taxes              ||NA          ||1.99% ||1.12%  ||2.09%   |
---------------------------------------------------------------------
|YIELD                     ||2.66%       ||NA    ||NA     ||NA      |
---------------------------------------------------------------------
|TAX-EQUIVALENT YIELD      ||4.09%       ||NA    ||NA     ||NA      |
---------------------------------------------------------------------
|INSTITUTIONAL I SHARES:   ||7-DAY PERIOD||1 YEAR||5 YEARS||10 YEARS|
---------------------------------------------------------------------
|TOTAL RETURN              ||            ||      ||       ||        |
---------------------------------------------------------------------
|Before Taxes              ||NA          ||2.36% ||1.38%  ||2.35%   |
---------------------------------------------------------------------
|YIELD                     ||3.07%       ||NA    ||NA     ||NA      |
---------------------------------------------------------------------
|TAX-EQUIVALENT YIELD      ||4.72%       ||NA    ||NA     ||NA      |
---------------------------------------------------------------------
|INSTITUTIONAL II SHARES:  ||7-DAY PERIOD||1 YEAR||5 YEARS||10 YEARS|
---------------------------------------------------------------------
|TOTAL RETURN              ||            ||      ||       ||        |
---------------------------------------------------------------------
|Before Taxes              ||NA          ||2.25% ||1.30%  ||2.27%   |
---------------------------------------------------------------------
 YIELD                       2.95%         NA      NA       NA
---------------------------------------------------------------------
 TAX-EQUIVALENT YIELD        4.54%         NA      NA       NA
---------------------------------------------------------------------


U.S. GOVERNMENT MONEY MARKET FUND  7-DAY PERIOD   1 YEAR  5 YEARS  START OF PERFORMANCE ON 7/7/1997
CLASS A SHARES:
TOTAL RETURN                       NA             3.06%   1.62%    3.13%
YIELD                              3.98%          NA      NA       NA
INSTITUTIONAL I SHARES:            7-DAY PERIOD   1 YEAR  5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                       NA             3.45%   1.89%    3.61%
YIELD                              4.40%          NA      NA       NA
INSTITUTIONAL II SHARES:           7-DAY PERIOD   1 YEAR  5 YEARS  10 YEARS
TOTAL RETURN
Before Taxes                       NA             3.38%   1.82%    3.53%
YIELD                              4.33%          NA      NA       NA












U.S. TREASURY MONEY MARKET FUND  7-DAY PERIOD     1 YEAR   5 YEARS  10 YEARS
CLASS A SHARES:
TOTAL RETURN                     NA               2.91%    1.53%    3.21%
YIELD                            3.99%            NA       NA       NA
CLASS S SHARES:                  7-DAY PERIOD     1 YEAR   5 YEARS  START OF PERFORMANCE ON 6/8/1998
TOTAL RETURN                     NA               2.88%    1.37%    2.57%
YIELD                            3.88%            NA       NA       NA
INSTITUTIONAL I SHARES:          7-DAY PERIOD                  START OF PERFORMANCE ON 8/18/2003
                                                  1 YEAR
TOTAL RETURN                     NA               3.22%        1.76%
YIELD                            4.25%            NA           NA
INSTITUTIONAL II SHARES:         7-DAY PERIOD                  START OF PERFORMANCE ON 8/18/2003

                                                  1 YEAR
TOTAL RETURN                     NA               3.10%        1.67%
YIELD                            4.12%            NA           NA

TAX EQUIVALENCY TABLES

Set forth below are samples of tax-equivalency tables that may be used in advertising and sales literature. These tables are for illustrative purposes only and are not representative of past or future performance of the Tax-Free Money Market Fund, New York Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund, New York Municipal Bond Fund, Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Virginia Municipal Bond Fund. The interest earned by the municipal securities owned by the Funds generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Funds' income may be subject to the federal AMT and state and/or local taxes. The tax-equivalent yield for the New York Tax-Free Money Market Fund for the 7-day period ended April 30, 2007 was __% (Class A Shares). The tax-equivalent yield for the New York Municipal Bond Fund for the 30-day period ended April 30, 2007 was __% (Class A Shares) and __% (Class B Shares). The tax-equivalent yield for the Pennsylvania Municipal Bond Fund for the 30-day period ended April 30, 2007 was __% (Class A Shares) and __% (Class B Shares).



                             TAX EQUIVALENCY TABLE

                         TAXABLE YIELD EQUIVALENT FOR 2007 STATE OF NEW YORK
TAX BRACKET:
FEDERAL                   10.00%         15.00%         25.00%       28.00%       33.00%       35.00%
COMBINED FEDERAL
& STATE                   14.00%         21.85%         31.85%       34.85%       39.85%       41.85%
Joint Return:                 $0 -      $15,651 -      $63,701 -   $128,501 -   $195,851 -       Over
                          15,650         63,700        128,500      195,850      349,700     $349,700
Single Return:                $0 -       $7,826 -      $31,851 -    $77,101 -   $160,851 -       Over
                           7,825         31,850         77,100      160,850      349,700     $349,700
TAX-EXEMPT YIELD                                 TAXABLE YIELD EQUIVALENT
0.50%                     0.58%           0.64%          0.73%        0.77%        0.83%        0.86%
1.00%                     1.16%           1.28%          1.47%        1.53%        1.66%        1.72%
1.50%                     1.74%           1.92%          2.20%        2.30%        2.49%        2.58%
2.00%                     2.33%           2.56%          2.93%        3.07%        3.33%        3.44%
2.50%                     2.91%           3.20%          3.67%        3.84%        4.16%        4.30%
3.00%                     3.49%           3.84%          4.40%        4.60%        4.99%        5.16%
3.50%                     4.07%           4.48%          5.14%        5.37%        5.82%        6.02%
4.00%                     4.65%           5.12%          5.87%        6.14%        6.65%        6.88%
4.50%                     5.23%           5.76%          6.60%        6.91%        7.48%        7.74%
5.00%                     5.81%           6.40%          7.34%        7.67%        8.31%        8.60%
5.50%                     6.40%           7.04%          8.07%        8.44%        9.14%        9.46%
6.00%                     6.98%           7.68%          8.80%        9.21%        9.98%       10.32%
6.50%                     7.56%           8.32%          9.54%        9.98%       10.81%       11.18%
7.00%                     8.14%           8.96%         10.27%       10.74%       11.64%       12.04%
7.50%                     8.72%           9.60%         11.01%       11.51%       12.47%       12.90%
8.00%                     9.30%          10.24%         11.74%       12.28%       13.30%       13.76%
8.50%                     9.88%          10.88%         12.47%       13.05%       14.13%       14.62%
9.00%                    10.47%          11.52%         13.21%       13.81%       14.96%       15.48%

Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
    Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                             TAX EQUIVALENCY TABLE

                     TAXABLE YIELD EQUIVALENT FOR 2007 STATE OF PENNSYLVANIA
TAX BRACKET:
FEDERAL               10.00%          15.00%         25.00%       28.00%       33.00%       35.00%
COMBINED FEDERAL
& STATE               13.07%          18.07%         28.07%       31.07%       36.07%       38.07%
Joint Return:             $0 -       $15,651 -      $63,701 -   $128,501 -   $195,851 -       Over
                      15,650          63,700        128,500      195,850      349,700     $349,700
Single Return:            $0 -        $7,826 -      $31,851 -    $77,101 -   $160,851 -       Over
                       7,825          31,850         77,100      160,850      349,700     $349,700
TAX-EXEMPT YIELD                               TAXABLE YIELD EQUIVALENT
0.50%                      0.58%       0.61%          0.70%        0.73%        0.78%        0.81%
1.00%                      1.15%       1.22%          1.39%        1.45%        1.56%        1.61%
1.50%                      1.73%       1.83%          2.09%        2.18%        2.35%        2.42%
2.00%                      2.30%       2.44%          2.78%        2.90%        3.13%        3.23%
2.50%                      2.88%       3.05%          3.48%        3.63%        3.91%        4.04%
3.00%                      3.45%       3.66%          4.17%        4.35%        4.69%        4.84%
3.50%                      4.03%       4.27%          4.87%        5.08%        5.47%        5.65%
4.00%                      4.60%       4.88%          5.56%        5.80%        6.26%        6.46%
4.50%                      5.18%       5.49%          6.26%        6.53%        7.04%        7.27%
5.00%                      5.75%       6.10%          6.95%        7.25%        7.82%        8.07%
5.50%                      6.33%       6.71%          7.65%        7.98%        8.60%        8.88%
6.00%                      6.90%       7.32%          8.34%        8.70%        9.39%        9.69%
6.50%                      7.48%       7.93%          9.04%        9.43%       10.17%       10.50%
7.00%                      8.05%       8.54%          9.73%       10.16%       10.95%       11.30%
7.50%                      8.63%       9.15%         10.43%       10.88%       11.73%       12.11%
8.00%                      9.20%       9.76%         11.12%       11.61%       12.51%       12.92%
8.50%                      9.78%      10.37%         11.82%       12.33%       13.30%       13.73%
9.00%                     10.35%      10.98%         12.51%       13.06%       14.08%       14.53%

Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                             TAX EQUIVALENCY TABLE


              TAXABLE YIELD EQUIVALENT FOR 2007 STATE OF MARYLAND - INCLUDING LOCAL INCOME TAX
INCOME TAX BRACKET:
COMBINED FEDERAL, STATE AND COUNTY
                                       17.95%      22.95%      32.95%       35.95%       40.95%       42.95%
Joint Return:                              $0 -   $15,651 -   $63,701 -   $128,501 -   $195,851 -       Over
                                       15,650      63,700     128,500      195,850      349,700     $349,700
Single Return:                             $0 -    $7,826 -   $31,851 -    $77,101 -   $160,851 -       Over
                                        7,825      31,850      77,100      160,850      349,700     $349,700
TAX-EXEMPT YIELD                                             TAXABLE YIELD EQUIVALENT
0.50%                                   0.61%       0.65%       0.75%        0.78%        0.85%        0.88%
1.00%                                   1.22%       1.30%       1.49%        1.56%        1.69%        1.75%
1.50%                                   1.83%       1.95%       2.24%        2.34%        2.54%        2.63%
2.00%                                   2.44%       2.60%       2.98%        3.12%        3.39%        3.51%
2.50%                                   3.05%       3.24%       3.73%        3.90%        4.23%        4.38%
3.00%                                   3.66%       3.89%       4.47%        4.68%        5.08%        5.26%
3.50%                                   4.27%       4.54%       5.22%        5.46%        5.93%        6.13%
4.00%                                   4.88%       5.19%       5.97%        6.25%        6.77%        7.01%
4.50%                                   5.48%       5.84%       6.71%        7.03%        7.62%        7.89%
5.00%                                   6.09%       6.49%       7.46%        7.81%        8.47%        8.76%
5.50%                                   6.70%       7.14%       8.20%        8.59%        9.31%        9.64%
6.00%                                   7.31%       7.79%       8.95%        9.37%       10.16%       10.52%
6.50%                                   7.92%       8.44%       9.69%       10.15%       11.01%       11.39%
7.00%                                   8.53%       9.09%      10.44%       10.93%       11.85%       12.27%
7.50%                                   9.14%       9.73%      11.19%       11.71%       12.70%       13.15%
8.00%                                   9.75%      10.38%      11.93%       12.49%       13.55%       14.02%
8.50%                                  10.36%      11.03%      12.68%       13.27%       14.39%       14.90%
9.00%                                  10.97%      11.68%      13.42%       14.05%       15.24%       15.78%

NOTE:THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE
    TAXABLE YIELD EQUIVALENT.

FURTHERMORE, ADDITIONAL STATE AND LOCAL TAXES PAID ON COMPARABLE TAXABLE
    INVESTMENTS WERE NOT USED TO INCREASE FEDERAL DEDUCTIONS. THE LOCAL INCOME TAX RATE IS ASSUMED TO BE THE MAXIMUM COUNTY RATE, OR 3.20%.

                             TAX EQUIVALENCY TABLE

                    TAXABLE YIELD EQUIVALENT FOR 2007 STATE OF VIRGINIA
TAX BRACKET:          10.00%      15.00%      25.00%       28.00%       33.00%       35.00%
COMBINED FEDERAL
& STATE              15.000%     20.750%     30.750%      33.750%      38.750%      40.750%
Joint                     $0 -   $15,651 -   $63,701 -   $128,501 -   $195,851 -       Over
Return:                15650      63,700     128,500      195,850      349,700     $349,700
Single                    $0 -    $7,826 -   $31,851 -    $77,101 -   $160,851 -       Over
Return:                7,825      31,850      77,100      160,850      349,700     $349,700
TAX-EXEMPT
YIELD                                       TAXABLE YIELD EQUIVALENT
0.50%                  0.59%       0.63%       0.72%        0.75%        0.82%        0.84%
1.00%                  1.18%       1.26%       1.44%        1.51%        1.63%        1.69%
1.50%                  1.76%       1.89%       2.17%        2.26%        2.45%        2.53%
2.00%                  2.35%       2.52%       2.89%        3.02%        3.27%        3.38%
2.50%                  2.94%       3.15%       3.61%        3.77%        4.08%        4.22%
3.00%                  3.53%       3.79%       4.33%        4.53%        4.90%        5.06%
3.50%                  4.12%       4.42%       5.05%        5.28%        5.71%        5.91%
4.00%                  4.71%       5.05%       5.78%        6.04%        6.53%        6.75%
4.50%                  5.29%       5.68%       6.50%        6.79%        7.35%        7.59%
5.00%                  5.88%       6.31%       7.22%        7.55%        8.16%        8.44%
5.50%                  6.47%       6.94%       7.94%        8.30%        8.98%        9.28%
6.00%                  7.06%       7.57%       8.66%        9.06%        9.80%       10.13%
6.50%                  7.65%       8.20%       9.39%        9.81%       10.61%       10.97%
7.00%                  8.24%       8.83%      10.11%       10.57%       11.43%       11.81%
7.50%                  8.82%       9.46%      10.83%       11.32%       12.24%       12.66%
8.00%                  9.41%      10.09%      11.55%       12.08%       13.06%       13.50%
8.50%                 10.00%      10.73%      12.27%       12.83%       13.88%       14.35%
9.00%                 10.59%      11.36%      13.00%       13.58%       14.69%       15.19%

Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                             TAX EQUIVALENCY TABLE

                 TAXABLE YIELD EQUIVALENT FOR 2007 MULTISTATE MUNICIPAL FUND
TAX BRACKET:
FEDERAL                  10.00%      15.00%      25.00%       28.00%       33.00%       35.00%
Joint Return:                $0 -   $15,651 -   $63,701 -   $128,501 -   $195,851 -       Over
                         15,650      63,700     128,500      195,850      349,700     $349,700
Single Return:               $0 -    $7,826 -   $31,851 -    $77,101 -   $160,851 -       Over
                          7,825      31,850      77,100      160,850      349,700     $349,700
TAX-EXEMPT YIELD                             TAXABLE YIELD EQUIVALENT
0.50%                    0.56%       0.59%        0.67%        0.69%        0.75%        0.77%
1.00%                    1.11%       1.18%        1.33%        1.39%        1.49%        1.54%
1.50%                    1.67%       1.76%        2.00%        2.08%        2.24%        2.31%
2.00%                    2.22%       2.35%        2.67%        2.78%        2.99%        3.08%
2.50%                    2.78%       2.94%        3.33%        3.47%        3.73%        3.85%
3.00%                    3.33%       3.53%        4.00%        4.17%        4.48%        4.62%
3.50%                    3.89%       4.12%        4.67%        4.86%        5.22%        5.38%
4.00%                    4.44%       4.71%        5.33%        5.56%        5.97%        6.15%
4.50%                    5.00%       5.29%        6.00%        6.25%        6.72%        6.92%
5.00%                    5.56%       5.88%        6.67%        6.94%        7.46%        7.69%
5.50%                    6.11%       6.47%        7.33%        7.64%        8.21%        8.46%
6.00%                    6.67%       7.06%        8.00%        8.33%        8.96%        9.23%
6.50%                    7.22%       7.65%        8.67%        9.03%        9.70%       10.00%
7.00%                    7.78%       8.24%        9.33%        9.72%       10.45%       10.77%
7.50%                    8.33%       8.82%       10.00%       10.42%       11.19%       11.54%
8.00%                    8.89%       9.41%       10.67%       11.11%       11.94%       12.31%
8.50%                    9.44%      10.00%       11.33%       11.81%       12.69%       13.08%
9.00%                   10.00%      10.59%       12.00%       12.50%       13.43%       13.85%
9.50%                   10.56%      11.18%       12.67%       13.19%       14.18%       14.62%
10.00%                  11.11%      11.76%       13.33%       13.89%       14.93%       15.38%
10.50%                  11.67%      12.35%       14.00%       14.58%       15.67%       16.15%
11.00%                  12.22%      12.94%       14.67%       15.28%       16.42%       16.92%


NOTE: THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE TAXABLE YIELD EQUIVALENT.

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended April 30, 2007 are incorporated by reference to the Annual Reports to Shareholders of the MTB Group of Funds dated April 30, 2007

INVESTMENT RATINGS


STANDARD AND POOR'S

LONG-TERM DEBT RATING DEFINITIONS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


MOODY'S INVESTORS SERVICE, INC.

LONG-TERM BOND RATING DEFINITIONS
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


COMMERCIAL PAPER RATINGS
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


FITCH RATINGS

LONG-TERM DEBT RATING DEFINITIONS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


SHORT-TERM DEBT RATING DEFINITIONS
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


COMMERCIAL PAPER RATING DEFINITIONS
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

LONG-TERM DEBT RATINGS
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

OTHER CONSIDERATIONS

Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer;
(ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND INSTITUTIONAL I SHARES

MTB SHORT DURATION GOVERNMENT BOND FUND

MTB SHORT-TERM CORPORATE BOND FUND

MTB U.S. GOVERNMENT BOND FUND

MTB NEW YORK MUNICIPAL BOND FUND

MTB PENNSYLVANIA MUNICIPAL BOND FUND

MTB MARYLAND MUNICIPAL BOND FUND

MTB VIRGINIA MUNICIPAL BOND FUND*

MTB INTERMEDIATE-TERM BOND FUND

MTB INCOME FUND

MTB BALANCED FUND

MTB EQUITY INCOME FUND

MTB LARGE CAP VALUE FUND

MTB EQUITY INDEX FUND

MTB LARGE CAP STOCK FUND

MTB LARGE CAP GROWTH FUND

MTB MULTI CAP GROWTH FUND

MTB MID CAP STOCK FUND

MTB MID CAP GROWTH FUND

MTB SMALL CAP STOCK FUND

MTB SMALL CAP GROWTH FUND+

MTB INTERNATIONAL EQUITY FUND



CLASS A SHARES, INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

MTB NEW YORK TAX-FREE MONEY MARKET FUND**

MTB PENNSYLVANIA TAX FREE MONEY MARKET FUND

MTB TAX FREE MONEY MARKET FUND

MTB U.S. GOVERNMENT MONEY MARKET FUND



CLASS A SHARES AND CLASS B SHARES

MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH

MTB MANAGED ALLOCATION FUND - MODERATE GROWTH

MTB MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH



CLASS A SHARES, CLASS S SHARES, INSTITUTIONAL I SHARES AND INSTITUTIONAL II
      SHARES

MTB U.S. TREASURY MONEY MARKET FUND



CLASS A SHARES, CLASS A2 SHARES, CLASS B SHARES, CLASS S SHARES, INSTITUTIONAL I
      SHARES AND INSTITUTIONAL II SHARES

MTB MONEY MARKET FUND



CORPORATE SHARES

MTB PRIME MONEY MARKET FUND





*OFFER CLASS A SHARES ONLY
+ONLY MTB SMALL CAP GROWTH FUND OFFERS CLASS C SHARES
**OFFER CLASS A SHARES AND INSTITUTIONAL I SHARES ONLY

ADDRESSES


DISTRIBUTOR
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829


INVESTMENT ADVISOR
MTB Investment Advisors, Inc.
100 East Pratt Street
17th Floor
Baltimore, MD 21202

SUB-ADVISOR TO MTB MID CAP STOCK FUND, INTERNATIONAL EQUITY FUND AND SMALL CAP STOCK FUND
LSV Asset Management
One North Wacker Drive
Suite 4000
Chicago, IL 60606

SUB-ADVISORS TO MTB INTERNATIONAL EQUITY FUND
Hansberger Global Investors, Inc.
401 East Las Olas Blvd., Suite 1700
Fort Lauderdale, FL 33301

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 0211-2900


SUB-ADVISOR TO MTB SMALL CAP STOCK FUND
Copper Rock Capital Partners
200 Clarendon Street
52nd Floor
Boston, MA 02116

SUB-ADVISOR TO MTB EQUITY INCOME FUND AND MTB BALANCED FUND
DePrince, Race & Zollo, Inc.
250 Park Avenue South
Suite 250
Winter Park, FL 32789



SUB-ADVISOR TO MTB LARGE CAP VALUE FUND
NWQ Investment Management Company LLC
2049 Century Park East
16th Floor
Los Angeles, CA 90067




CO-ADMINISTRATOR
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


CO-ADMINISTRATOR

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171


CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Advisor and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:


CUSTODIAN, FUND ACCOUNT AND SECURITIES LENDING AGENT
State Street Bank and Trust Company


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP


LEGAL COUNSEL
Dickstein Shapiro LLP

SERVICE PROVIDERS
Evaluation Associates LLC
Wiesenberger

SECURITY PRICING SERVICES
Bloomberg
Bridge
FRI Corporation
FT Interactive Data
ITG
Merrill Lynch Securities Pricing Service
Muller Data Corporation
Reuters
S&P
Telerate
Telesphere
Thomson/ILX

RATINGS AGENCIES
Not applicable

PERFORMANCE REPORTING/PUBLICATIONS
Thomson Financial/ Vestek (Evaluation Associates)
ICI
RR Donnelly
Lipper
Standard & Poor's
Hartford Life
Morningstar
Bloomberg
Vickers

TRANSFER AGENT
Boston Financial Data Services, Inc.


OTHER
Reed Smith LLP














PART C.      OTHER INFORMATION.
Item 23.  Exhibits
             (a)    (i)          Conformed copy of Amended and
                                 Restated Agreement and Declaration
                                 of Trust of MTB Group of Funds, a
                                 Delaware Statutory Trust; (41)
                    (ii)         Conformed copy of Amendment to
                                 Certificate of Trust of MTB Group
                                 of Funds, a Delaware Statutory
                                 Trust; (38)
             (b)    (i)          Copy of Amended and Restated By-
                                 Laws of MTB Group of Funds, a
                                 Delaware Statutory Trust; (38)
                    (ii)         Copy of Amendment #1 to the
                                 Amended and Restated By-Laws of
                                 MTB Group of Funds; (41)
                    (iii)        Copy of Amendment #2 to the
                                 Amended and Restated By-Laws of
                                 MTB Group of Funds; (44)
             (c)    (i)          Copy of Specimen Certificate for
                                 Shares of Capital Stock of the
                                 Registrant; (8)
                    (ii)         Copy of Specimen Certificate for
                                 Shares of Capital Stock of the
                                 Vision Capital Appreciation Fund;
                                 (15)
             (d)    (i)          Conformed copy of Investment
                                 Advisory Agreement of the
                                 Registrant (27 funds) dated August
                                 22, 2003; (39)
                    (ii)         Conformed copy of Investment
                                 Advisory Agreement of the
                                 Registrant (2 money market funds)
                                 dated August 22, 2003; (39)
                    (iii)        Conformed copy of Investment
                                 Advisory Agreement of the
                                 Registrant (5 funds)dated August
                                 22, 2003; (39)
                    (iv)         Conformed copy of Sub-Advisory
                                 Agreement for the MTB Small Cap
                                 Stock Fund (Mazama Capital
                                 Management, Inc.), dated August
                                 22, 2003; (39)
                    (v)          Conformed copy of Sub-Advisory
                                 Agreement for MTB Small Cap Stock
                                 Fund (LSV Asset Management), dated
                                 August 22, 2003; (39)
                    (vi)         Conformed copy of Sub-Advisory
                                 Agreement for MTB International
                                 Equity Fund (UBS Global Asset
                                 Management), dated August 22,
                                 2003; (39)
                    (vii)        Conformed copy of Amendment
                                 to Sub-Advisory Agreement for MTB Small Cap
                                 Stock Fund (Mazama Capital Management,
                                 Inc.); (39)
                    (viii)       Conformed copy of Amendment
                                 to Sub-Advisory Agreement for MTB Small Cap
                                 Stock Fund (LSV Asset Management); (39)
                    (viv)        Conformed copy of Amendment
                                 to Sub-Advisory Agreement for MTB
                                 International Equity Fund (UBS Global
                                 Asset Management (Americas), Inc.); (39)
                     (ix)        Conformed copy of Investment
                                 Advisory Contract Letter
                                 Agreement, dated April 1, 2004;
                                 (39)
                     (x)         Conformed copy of Amendment to
                                 Subadvisory Agreement among MTB
                                 Group of Funds, MTB Investment
                                 Advisors, Inc. and Independence
                                 Investment LLC; (41)
                     (xi)        Conformed copy of Sub-Advisory Agreement
                                 for MTB Large Cap Value Fund and
                                 MTB Large Cap Value Fund II (NWQ
                                 Investment Management Company,
                                 LLC) dated December 8, 2004; (42)
                     (xii)       Conformed copy of Sub-Advisory Agreement
                                 for MTB Equity Income Fund
                                 (DePrince, Race & Zollo, Inc.)
                                 dated December 8, 2004; (42)
                     (xiii)      Conformed copy of Investment
                                 Advisory Contract Letter
                                 Agreement, dated February 15,
                                 2005 (Variable Annuity Funds);
                                 (44)
                     (xiv)       Conformed copy of Sub-Advisory Agreement
                                 For the Mid Cap Stock Fund (LSV
                                 Asset Management), dated December
                                 8, 2004;(49)
                     (xv)        Conformed copy of Investment Sub-
                                 Advisory Contract Letter
                                 Agreement for the Small Cap Fund,
                                 date December 8, 2004; (43)
                     (xvi)       Conformed copy of Schedule A to the
                                 Investment Advisory Agreement of
                                 the Registrant (27 funds) dated
                                 August 22, 2003; (43)
                     (xvii)      Conformed copy of Investment
                                 Advisory Agreement of the
                                 Registrant (2 money market funds)
                                 dated August 22, 2003; (43)
                     (xviii)     Conformed copy of Schedule A to
                                 the Investment Advisory Agreement
                                 of the Registrant (2 money market
                                 funds); (44)
                     (xix)       Conformed copy of Schedule A to the
                                 Investment Advisory Agreement of
                                 the Registrant (27 funds); (49)
                     (xx)        Conformed copy of Investment Advisory
                                 Contract Letter Agreement, dated
                                 January 6, 2006 (Maryland and
                                 Virginia Municipal Bond Funds);
                                 47)
                     (xxi)       Conformed copy of Investment Advisory
                                 Contract Letter Agreement, dated
                                 March 24, 2006 (Variable Annuity
                                 Funds); (47)
                     (xxii)      Conformed copy of Subadvisory
                                 Agreement for International
                                 Equity Fund (LSV Asset
                                 Management) dated October 24,
                                 2005; (48)
                     (xxiii)     Conformed copy of Subadvisory
                                 Agreement for International
                                 Equity Fund (SSgA Funds
                                 Management, Inc.) dated October
                                 24, 2005; (48)
                     (xxiv)      Conformed copy of  Subadvisory
                                 Agreement for International
                                 Equity Fund (Hansberger Global
                                 Investors, Inc.) dated October
                                 24, 2005; (48)
                     (xxv)       Conformed copy of Sub-Advisory Agreement
                                 for Large Cap Value Fund and
                                 Large Cap Value Fund II (NWQ
                                 Investment Management Company,
                                 LLC) dated July 28, 2005; (49)
                     (xxvi)      Conformed copy of Amendment to
                                 Subadvisory Contract among MTB
                                 Group of Funds, MTB Investment
                                 Advisors, Inc. and LSV Asset
                                 Management; (50)
                     (xxvii)     Conformed copy of Subadvisory
                                 Agreement for Balanced Fund
                                 (DePrince, Race & Zollo, Inc.);
                                 (50)
                     (xxviii)    Conformed copy of Subadvisory
                                 Agreement for Small Cap Stock
                                 Fund (Copper Rock Capital
                                 Partners);(50)
                     (xxix)      Conformed copy of Subadvisory
                                 Agreement for International
                                 Equity Fund (Hansberger Global
                                 Investors, Inc.); (51)
             (e)    (i)          Conformed copy of Distributor's
                                 Contract of the Registrant, dated
                                 August 15, 2003; (39)
                    (ii)         Conformed copy of Amendment to
                                 Distributor's Contract (September
                                 22, 2003); (39)
                    (iii)        Conformed copy of Amendment #1 to
                                 Exhibit B to the Distributor's
                                 Contract; (43)
                    (iv)         Conformed copy  of Amendment #2 to
                                 Exhibit B to the Distributor's
                                 Contract; (47)
             (f)                 Not applicable;
             (g)    (i)          Conformed copy of Custodian
                                 Agreement of the Registrant, dated
                                 December 7, 2004
                                 And Copy of Schedules A-D to
                                 the Custodian Agreement of the
                                 Registrant; (42)
                    (ii)         Conformed copy of Custody, Fund
                                 Accounting and Fund Administration
                                 Fee Schedule; (40)
                    (iii)        Conformed copy of Securities Lending
                                 Authorization Agreement between
                                 MTB Group of Funds and State
                                 Street Bank & Trust Company; (41)
                    (iv)         Copy of Appendix A to the Custodian
                                 Agreement between the Registrant
                                 and State Street Bank, dated April
                                 29, 2005; (47)
                    (v)          Conformed copy of Funds Transfer
                                 Addendum to the Custodian
                                 Contract; (44)
             (h)    (i)          Copy of Recordkeeping Agreement of
                                 the Registrant; (43)
                    (ii)         Copy of Recordkeeping Agreement of
                                 the Registrant for the VA Funds;
                                 (43)
                    (iii)        Conformed copy of Agreement for
                                 Administrative Services and
                                 Transfer Agency Services between
                                 the Registrant and Federated
                                 Services Company, dated November
                                 1, 2000; (43)
                    (iv)         Conformed copy of Financial
                                 Administration and Accounting
                                 Services Agreement between
                                 Registrant and State Street Bank
                                 and Trust Company, dated November
                                 8, 2000; (43)
                    (v)          Conformed copy of Shareholder
                                 Services Agreement of the
                                 Registrant, dated November 8,
                                 2000; (43)
                    (vi)         Conformed copy of Shareholder
                                 Services Plan, dated November 1,
                                 2000; (43)
                    (vii)        Conformed copy of Shareholder
                                 Services Plan for the VA Funds,
                                 dated February 22, 2005; (43)
                    (viii)       Conformed copy of Participation
                                 Agreement of the Registrant,
                                 including Exhibits A-E; (36)
                    (vi)         Conformed copy of
                                 Indemnification Agreement of
                                 the Registrant; (36)
                    (vii)        Conformed copy of Service
                                 Mark License Agreement; (39)
                    (viii)       Conformed copy of Assignment
                                 and Consent of Fund
                                 Participation Agreement; (40)
                    (ix)         Conformed copy of
                                 Participation Agreement among MTB Group
                                 of Funds, Edgewood Services, Inc.,
                                 MTB Investment Advisors, Inc.,
                                 TransAmerica Life Insurance Co. and
                                 TransAmerica Financial Life
                                 Insurance Co.; (41)
                    (x)          Conformed copy of
                                 Participation Agreement among MTB Group
                                 of Funds, Edgewood Services, Inc.,
                                 MTB Investment Advisors, Inc.,
                                 and Hartford Life Insurance Company,
                                 dated May 1, 2004, including
                                 Schedules A-E;(42)
                    (xi)         Copy of Mutual Fund Sales and
                                 Services Agreement of the
                                 Registrant; (49)
                    (xii)        Conformed copy of Transfer
                                 Agency and Services Agreement between the
                                 Registrant and Boston Financial Data
                                 Services, Inc., dated October 1, 2005; (49)
                    (xiii)       Conformed copy of Agreement
                                 for Administrative Services between the
                                 Registrant and Manufacturers and Traders
                                 Trust Company; (43)
                    (xiv)        Conformed copy of Amendment
                                 No. 1 to Schedules A and C of the
                                 Participation Agreement with Transamerica
                                 Life Insurances Co. and
                                 Transamerica Financial Life Insurance
                                 Co.; (43)
                    (xv)         Conformed copy of Amendment
                                 #9 to the Agreement for
                                 Administrative Services and
                                 Transfer Agency Services
                                 Between the Registrant and
                                 Federated Services Company; (44)
                    (xvi)        Conformed copy of Amended and
                                 Restated Financial
                                 Administration and Accounting
                                 Services Agreement between
                                 the Registrant and State
                                 Street Bank and Trust
                                 Company; (43)
                    (xvii)       Conformed copy of Assignment
                                 of Contracts between
                                 Federated Services Company
                                 and State Street Bank and
                                 Trust Company; (44)
                    (xviii)      Copy of Exhibit 1 to the
                                Agreement for Administrative Services
                                [and Transfer Agency Services] with
                                Federated Services Company, dated
                                January 11, 2006;(47)
                    (xix)        Conformed Copy of Amendment
                                10 to Agreement for Administrative
                                 Services [and Transfer Agency
                                Services];(47)
                    (xx)         Conformed Copy of Exhibit A to
                                 Shareholder Services Plan, dated
                                 January 11, 2006;(47)
                    (xxi)        Copy of Exhibit A to Shareholder
                                 Services Agreement, dated January
                                 11, 2006;(47)
                    (xxii)       Copy of Exhibit 1 to the
                                 Administrative Services Agreement,
                                 dated January 11, 2006;(47)
                    (xxiii)      Conformed copy of Amendment 5 to
                                 Agreement for Administrative
                                 Services; (47)
                    (xxiv)       Copy of Restatement and Amendments
                                 1 and 2 to Exhibit A to the
                                 Shareholder Services Agreement;
                                 (49)
                    (xxv)        Copy of Restatement and Amendments
                                 1 and 2 to Exhibit A to the
                                 Shareholder Services Plan; (49)
                    (xxvi)       Conformed copy of Amendment to
                                 Amended and Restated Financial
                                 Administration and Accounting
                                 Services Agreement; (49)
                    (xxvii)      Conformed copy of Revised Exhibits
                                 B and E to Fund Participation
                                 Agreement (Nationwide); (49)
                    (xxviii)     Conformed copy of Revised
                                 Schedules A and C to Participation
                                 Agreement (Hartford); (49)
                    (xxviv)      Conformed copy of
                                 Participation Agreement among
                                 MTB Group of Funds, Edgewood
                                 Services, Inc., MTB
                                 Investment Advisors, Inc.,
                                 and First SunAmerica Life
                                 Insurance Company, dated February
                                 1, 2007 including Schedule A-C;
                                 (50)
                    (xxx)        Conformed copy of Participation
                                 Agreement among MTB Group of
                                 Funds, Edgewood Services, Inc.,
                                 MTB Investment Advisors, Inc. and
                                 AIG SunAmerica Life Assurance
                                 Company, dated February 1, 2007,
                                 including Schedule A-C; (50)
             (i)                 Conformed copy of Opinion and
                                 Consent of Counsel as to legality
                                 of shares being registered; (11)
             (j)                 Not applicable;
             (k)                 Not applicable;
             (l)                 Conformed copy of Initial Capital
                                 Understanding; (11)
             (m)    (i)          Conformed copy of Rule 12b-1
                                 Agreement of the Registrant and
                                 Edgewood Services, Inc.; (41)
                    (ii)         Conformed copy of Rule 12b-1 Plan
                                 regarding Class B Shares and Class
                                 C Shares of the Registrant; (40)
                    (iii)        Conformed copy of Rule 12b-1 Plan
                                 (non-Class B Shares and Class C
                                 Shares) of the Registrant; (49)
                    (iv)         Copy of Dealer (Sales) Agreement;
                                 (7)
                    (v)          Copy of Exhibit A to the Rule 12b-
                                 1 Plan; (47)
                    (vi)         Conformed copy of Contract
                                 Defining Responsibility for Fees
                                 Under Non-Conforming Dealer
                                 Agreement;(43)
                    (vii)        Copy of Amendments 1-4 to Exhibit
                                 A to the Rule 12b-1 Agreement;
                                 (49)
             (n)    (i)          Conformed copy of Multiple Class
                                 Plan of the Registrant, dated
                                 March 24, 2003, including Exhibits
                                 A-I; (40)
                    (ii)         Form of Restatement and Amendment
                                 #1 to Exhibit I to the Multiple
                                 Class Plan; (49)
                    (iii)        Form of Exhibits J and K to the
                                 Multiple Class Plan; (49)
             (o)    (i)          Conformed copy of Power of
                                 Attorney of the Registrant; (39)
                    (ii)         Conformed copy of Power of
                                 Attorney of Richard J. Thomas;
                                 (39)
                    (iii)        Conformed copy of Power of
                                 Attorney of Chairman and Trustee
                                 Joseph J. Castiglia; (41)
                    (iv)         Conformed copy of Power of Attorney of
                                 Trustee Marguerite Hambleton; (45)
                    (v)          Conformed copy of Power of Attorney of
                                 Treasurer Richard N. Paddock; (48)
             (p)    (i)          Copy of Code of Ethics for Access
                                 Persons (Manufacturers and Traders
                                 Trust Company); (36)
                    (ii)         Copy of Code of Ethics of Vision
                                 Group of Funds,   Inc.; (29)
                    (iii)        Copy of Montag & Caldwell, Inc.
                                 Code of Ethics and Standards of
                                 Practice; (36)
                    (iv)         Copy of Independence Investment
                                 Associates, Inc. and Subsidiaries
                                 Code of Ethics; (30)
                    (v)          The Registrant hereby
                                 incorporates, on behalf of the
                                 Distributor, the conformed copy of
                                 the Code of Ethics for Access
                                 Persons from Item 23(p) of the
                                 Federated Institutional Trust
                                 Registration Statement on Form N-
                                 1A filed with the Commission on
                                 September 30, 2003 (File Nos. 33-
                                 54445 and 811-7193).
                    (vi)         Copy of Code of Ethics of UBS
                                 Brinson/Brinson Partners, Inc.;
                                 (32)
                    (vii)        Copy of Code of Ethics of LSV
                                 Asset Management; (49)
                    (viii)       Copy of Code of Ethics of Mazama
                                 Capital Management, Inc. (34)
                    (ix)         Copy of Code of Ethics Regarding
                                 Personal Securities Trading -
                                 MTBIA. (49)
                    (x)          Copy of Code of Ethics of Copper
                                 Rock Capital Partners, LLC.; (50)

+       All exhibits have been filed electronically.
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993.
        (File Nos. 33-20673 and 811-5514)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed September 3,
        l993.  (File Nos. 33-20673 and 811-5514)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994.
        (File Nos. 33-20673 and 811-5514)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 20,
        1996.  (File Nos. 33-20673 and 811-5514)
29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed April 14,
        2000, (File Nos. 33-20673 and 811-5514)
30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed June 28, 2000,
        (File Nos. 33-20673 and 811-5514)
32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed November 8,
        2000, (File Nos. 33-20673 and 811-5514)
34. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed August 27,
        2001, (File Nos. 33-20673 and 811-5514)
36. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002
        (File Nos. 33-20673 and 811-5514)
 38.    Response is incorporated by reference to Registrant's
        Post-Effective Amendment No. 57 on Form N-1A filed   August 22,
        2003 (File Nos. 33-20673 and 811-5514)
 39.    Response is incorporated by reference to Registrant's
        Post-Effective Amendment No. 59 on Form N-1A filed   April 28,
        2004 (File Nos. 33-20673 and 811-5514)
 40.    Response is incorporated by reference to Registrant's
        Post-Effective Amendment No. 60 on Form N-1A filed   July 1, 2004
        (File Nos. 33-20673 and 811-5514)
 41.    Response is incorporated by reference to Registrant's
        Post-Effective Amendment No. 61 on Form N-1A filed   August 27,
        2004 (File Nos. 33-20673 and 811-5514)
 42.    Response is incorporated by reference to Registrant's
        Post-Effective Amendment No. 62 on Form N-1A filed   February 11,
        2005 (File Nos. 33-20673 and 811-5514)
 43.    Response is incorporated by reference to Registrant's
        Post-Effective Amendment No. 63 on Form N-1A filed   April 28,
        2005 (File Nos. 33-20673 and 811-5514)
 44.    Response is incorporated by reference to Registrant's
        Post-Effective Amendment No. 65 on Form N-1A filed   August 29,
        2005 (File Nos. 33-20673 and 811-5514)
 45.    Response is incorporated by reference to Registrant's
        Post-Effective Amendment No. 66 on Form N-1A filed   October 7,
        2005 (File Nos. 33-20673 and 811-5514)
 47.    Response is incorporated by reference to Registrant's
        Post-Effective Amendment No. 68 on Form N-1A filed   April 27,
        2006 (File Nos. 33-20673 and 811-5514)
 48.    Response is incorporated by reference to Registrant's
        Post-Effective Amendment No. 69 on Form N-1A filed   June 29, 2006
        (File Nos. 33-20673 and 811-5514)
 49.    Response is incorporated by reference to Registrant's
        Post-Effective Amendment No. 70 on Form N-1A filed   August 29,
        2006 (File Nos. 33-20673 and 811-5514)
 50.    Response is incorporated by reference to Registrant's
        Post-Effective Amendment No. 69 on Form N-1A filed   March 1, 2007
        (File Nos. 33-20673 and 811-5514)
 51.    Response is incorporated by reference to Registrant's
        Post-Effective Amendment No. 72 on Form N-1A filed   April 26,
        2007 (File Nos. 33-20673 and 811-5514)


Item 24.     Persons Controlled by or Under Common Control with
                                 Registrant:
             None

Item 25.     Indemnification:

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII of Registrant's Amended and Restated Agreement and Declaration of Trust. The Investment Advisory Contract provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 26.     Business and Other Connections of Investment
             Adviser:



    (a) MTB Investment Advisors, Inc., (MTBIA), a subsidiary of Manufacturers and Traders Trust Company ("M&T Bank") performs investment advisory services for the Registrant. As of June 30, 2006, MTBIA and entities affiliated with MTBIA or its predecessors managed approximately $5.6 billion in money market mutual fund assets and $2.8 billion in net assets of fluctuating mutual funds. M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a $56.5 billion bank holding company as of June 30, 2006, headquartered in Buffalo, New York. As of December 31, 2005, M&T Bank had over 650 offices throughout New York State, Maryland, Delaware, Virginia, West Virginia, Pennsylvania, and Washington, D.C., and an office in the Cayman Islands, British West Indies.

             M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout its footprint. As of June 30, 2006, M&T Bank had over $56.5 billion in assets. Except for MTB Group of Funds, M&T Bank does not presently provide investment advisory services to any other registered investment companies.

             The principal executive Officers and the Directors of MTBIA are set forth in the following tables. Unless otherwise noted, the position listed under Other
             Substantial Business, Profession, Vocation or
             Employment is with MTBIA.

       (b)
                                               Other Substantial
                         Position with         Business, Profession,
     Name                MTBIA                 Vocation or Employment


Mark J. Czarnecki        Director              Executive Vice President
One M&T Plaza,                                 M&T Bank Corporation and
19th Floor                                     Manufacturers and
Buffalo, NY 14203-2399                         Traders Trust Company

William F. Dwyer         Director              Senior Vice President
100 E. Pratt Street                            Manufacturers and Traders
17th Floor                                     Trust Company
Baltimore, MD  21202-1009

Carl W. Jordan           Director              Senior Vice President
One M&T Plaza,                                 Manufacturers and Traders
9th Floor                                      Trust Company
Buffalo, NY 14203-2399


Kenneth G. Thompson      Director              Group Vice President
100 E. Pratt Street                            Manufacturers and Traders
15th Floor                                     Trust Company
Baltimore, MD  21202-1009


Item 27.     Principal Underwriters:

             (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: BBH Fund, Inc., BBH Trust, The Huntington Funds, MTB Group of Funds and WesMark Funds.

             (b)

          (1)                              (2)                          (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                   With Distributor             With Registrant


Charles L. Davis, Jr.            President,                     Chief Executive
5800 Corporate Drive             Edgewood Services, Inc.        Officer
Pittsburgh, PA 15237-7002

Thomas R. Donahue                Director and Executive                    --
5800 Corporate Drive             Vice President,
Pittsburgh, PA 15237-7002        Edgewood Services, Inc.

Peter J. Germain                 Director,                                 --
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas E. Territ                 Director,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley II                 Director and Treasurer                    --
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson                   Secretary,                                --
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Lori A. Hensler                  Assistant Treasurer,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak                 Assistant Treasurer,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Edward C. Bartley                Assistant Secretary,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

       (c)   Not applicable

Item 28.     Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

MTB Group of Funds               Reed Smith LLP
                                 Investment Management Group (IMG)
                                 Federated Investors Tower
                                 12th Floor
                                 1001 Liberty Avenue
                                 Pittsburgh, Pennsylvania 15222-3779
                                 (Notices should be sent to the
                                 Agent for Service at the above address)

                                 5800 Corporate Drive,
                                 Pittsburgh, Pennsylvania 15237-7010

Boston Financial Data            2 Heritage Drive
Services, Inc.                   North Quincy, Massachusetts 02171
("Transfer Agent, Dividend
Disbursing Agent")

Federated Services Company       Federated Investors Tower
("Co-Administrator")             1001 Liberty Avenue
                                 Pittsburgh, Pennsylvania 15222-3779

M&T Securities, Inc.             One M&T Plaza
("Co-Administrator")             Buffalo, New York 14240

MTB Investment Advisors,Inc.,    100 E. Pratt Street, 17th Floor
a subsidiary of                  Baltimore, MD 21202
Manufacturers and Traders
Trust Company ("Adviser")

LSV Asset Management             One North Wacker Drive
("Sub-Adviser" to the MTB        Suite 4000
Small Cap Stock Fund,            Chicago, Illinois 60606
the MTB Mid Cap Stock Fund
and the International Equity
Fund)

Copper Rock Capital                   200 Clarendon Street
Partners, LLC                         52nd Floor
("Sub-Adviser" to the MTB             Boston, MA 02116
Small Cap Stock Fund)

NWQ Investment Management             2049 Century Park East, 16th floor
Company, LLC                          Los Angeles, California 90067
("Sub-Adviser" to the MTB
Large Cap Value Fund and the
MTB Large Cap Value Fund II)

Hansberger Global                     401 East Los Olas Blvd.
Investors, Inc. ("Sub-Adviser"        Suite 1700
to the MTB International Equity       Fort Lauderdale, FL 33301
Fund)

SSgA Funds Management, Inc.           State Street Financial Center
("Sub-Adviser" to the MTB             One Lincoln Street
International Equity Fund)            Boston, MA 0211-2900


DePrince, Race & Zollo, Inc.          250 Park Avenue South
("Sub-Adviser" to the MTB             Suite 250
Equity Income Fund and MTB            Winter Park, Florida 32789
Balanced Fund)

State Street Bank                    P.O. Box 8609
and Trust Company("Custodian")       Boston, Massachusetts 02266-8609


Item 29.     Management Services:  Not applicable.



Item 30.     Undertakings:

             Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.

                               SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MTB GROUP OF FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of June, 2007.

                           MTB GROUP OF FUNDS

                    BY: /s/ C. Grant Anderson
                    C. Grant Anderson, Secretary
                    June 29, 2007


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                         TITLE                      DATE

By: /s/ C. Grant Anderson
    C. Grant Anderson         Attorney In Fact           June 29, 2007
    SECRETARY                 For the Persons
                              Listed Below

    NAME                         TITLE

Joseph J. Castiglia*             Chairman of the Board and Trustee

Charles L. Davis, Jr.*           Chief Executive Officer
                                 (Principal Executive Officer)

Carl W. Jordan*                  President

Richard N. Paddock*              Treasurer
                                 (Principal Financial Officer)

William H. Cowie, Jr.*           Trustee

John S. Cramer*                  Trustee

Mark J. Czarnecki*               Trustee

Daniel R. Gernatt, Jr.*          Trustee

Richard B. Seidel*               Trustee

Dr. Marguerite D. Hambleton*     Trustee



* By Power of Attorney